UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund VI, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 02/28/2013

Item 1 – Report to Stockholders

FEBRUARY 28, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Core Bond Trust (BHK)
BlackRock Corporate High Yield Fund V, Inc. (HYV)

BlackRock Corporate High Yield Fund VI, Inc. (HYT)

BlackRock High Income Shares (HIS)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust, Inc. (BNA)

BlackRock Income Trust, Inc. (BKT)

BlackRock Strategic Bond Trust (BHD)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Dear Shareholder

Despite a number of headwinds, risk assets generated strong returns during the 6- and 12-month periods as investors sought meaningful yields in the ongoing low-interest-rate environment. About this time one year ago, the European debt crisis returned to the headlines as unresolved policy decisions left it unclear as to how troubled peripheral countries would finance their sovereign debt, causing yields to soar. In the second quarter of 2012, political instability in Greece and severe deficit and liquidity problems in Spain raised the specter of a full-blown euro collapse. Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, emerged as a particular concern. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would soon intervene to stimulate growth. This theme, along with the announcement of the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer. Policy relief came in early September, when the ECB announced its decision to support the eurozone’s debt-laden countries with unlimited purchases of short term sovereign debt. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by accommodative monetary policies, risk assets weakened in the fall. Global trade began to slow as many European countries fell into recession and growth continued to decelerate in China, where a once-a-decade leadership change compounded uncertainty. In the United States, stocks slid on lackluster corporate earnings reports and market volatility rose in advance of the US Presidential election. In the post-election environment, investors grew increasingly concerned over the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. There was widespread fear that the fiscal cliff would push the United States into recession unless politicians could agree upon alternate measures to reduce the deficit before the end of 2012. Worries that bipartisan gridlock would preclude a timely budget deal triggered higher levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal; however, decisions relating to spending cuts and the debt ceiling continued to weigh on investors’ minds.

Investors shook off the nerve-wracking finale to 2012 and began the New Year with a powerful equity rally. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaled modest but broad-based improvements in the world’s major economies, particularly in China. Global equities soared through January while rising US Treasury yields pressured high-quality fixed income assets. However, bond markets strengthened in February when economic momentum slowed and investors toned down their risk appetite. US stocks continued to rise, but at a more moderate pace. Uncertainty about how long the Federal Reserve would maintain its easing bias drove high levels of volatility later in the month, but these fears abated as the budget sequester (automatic spending cuts scheduled to take effect March 1) began to appear imminent and was deemed likely to deter any near-term curtailment of monetary easing policies. Outside the United States, equities largely declined as political uncertainty escalated after the Italian presidential election ended in a stalemate.

On the whole, riskier asset classes outperformed lower-risk investments for the 6- and 12-month periods ended February 28, 2013. International, US small cap and emerging market equities were the leading asset classes for the 6-month period, while US stocks and high yield bonds generated the strongest returns for the 12-month period. US Treasury yields remained relatively low overall, but have inched higher in recent months, pressuring Treasuries and investment-grade bonds. Tax-exempt municipal bonds, however, continued to benefit from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Investors continue to face many of the same risks as in years past. But we see a world of possibilities. BlackRock was built to provide the global market insight, breadth of capabilities, unbiased investment advice and deep risk management expertise these times require. Investors everywhere are asking, “So what do I do with my money?” Visit www.blackrock.com for answers.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Despite a number of headwinds, risk assets generated strong returns during the 6- and 12-month periods as investors sought meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of February 28, 2013

	6-month	12-month
US large cap equities (S&P 500® Index)	8.95%	13.46%
US small cap equities (Russell 2000® Index)	13.02	14.02
International equities (MSCI Europe, Australasia, Far East Index)	14.41	9.84
Emerging market equities (MSCI Emerging Markets Index)	12.06	0.28
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.05	0.11
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.51)	3.66
US investment grade bonds (Barclays US Aggregate Bond Index)	0.15	3.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.40	5.71
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.67	11.79

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of February 28, 2013	BlackRock Core Bond Trust

Trust Overview

BlackRock Core Bond Trust’s (BHK) (the “Trust”) investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing at least 75% of its assets in bonds that are investment grade quality at the time of investment. The Trust’s investments will include a broad range of bonds, including corporate bonds, US government and agency securities and mortgage-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•	For the six-month period ended February 28, 2013, the Trust returned 0.49% based on market price and 3.30% based on net asset value (“NAV”). For the same period, the closed-end Lipper Corporate BBB-Rated Debt Funds (Leveraged) category posted an average return of 4.48% based on market price and 5.05% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a premium to NAV to a discount by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Spread sectors outperformed government-related debt for the six-month period as accommodative monetary policy in the United States and Europe along with the continued recovery of the US economy drove credit spreads tighter. The Trust’s allocations to high yield and investment grade corporate credit were significant contributors to performance during the period. In particular, the Trust’s preference for banking, insurance and communication-related names contributed meaningfully to returns.
•	Additionally, the Trust benefited from its exposure to structured products including commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”) and non-agency residential mortgage-backed securities (“MBS”).
•	As interest rates generally trended higher during the period, the Trust’s duration profile (sensitivity to interest rate movements) detracted from performance, as did its yield curve positioning.

Describe recent portfolio activity.

•	During the six-month period, the Trust maintained a positive view on spread sectors and increased exposure to high yield credit and securitized products such as CMBS and ABS. Within investment grade credit, the Trust favored financials and industrials over utilities. In financials, the Trust rotated out of senior bank debt into subordinated bank debt to take advantage of the yield differential. In addition, the Trust added to positions in floating rate preferred securities to benefit from a potential rise in interest rates. Finally, the Trust shortened its duration profile in light of expectations that positive economic data may lead to a gradual increase in interest rates.

Describe portfolio positioning at period end.

•	At period end, the Trust maintained diversified exposure to non-government spread sectors, including investment grade credit, high yield corporate credit, CMBS, ABS and non-agency residential MBS. The Trust also held allocations to government-related sectors such as US Treasuries, US agency debt and agency MBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock Core Bond Trust

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BHK
Initial Offering Date	November 27, 2001
Yield on Closing Market Price as of February 28, 2013 ($14.99)[1]	5.84%
Current Monthly Distribution per Common Share[2]	$0.073
Current Annualized Distribution per Common Share[2]	$0.876
Economic Leverage as of February 28, 2013[3]	31%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$14.99	$15.41	(2.73)%	$16.24	$14.10
Net Asset Value	$15.21	$15.21	0.00%	$15.57	$14.96

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocation of the Trust’s corporate bond and US Government securities:

Portfolio Composition

	2/28/13	8/31/12
Corporate Bonds	58%	52%
US Government Sponsored Agency Securities	12	13
Non-Agency Mortgage-Backed Securities	11	11
US Treasury Obligations	8	14
Asset-Backed Securities	6	5
Taxable Municipal Bonds	3	2
Preferred Securities	2	2
Foreign Agency Obligations	—	1

Credit Quality Allocation4

	2/28/13	8/31/12
AAA/Aaa[5]	26%	36%
AA/Aa	3	3
A	24	20
BBB/Baa	22	23
BB/Ba	12	7
B	11	9
CCC/Caa	2	2
[4]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.
[5]	Includes US Government Sponsored Agency Securities, which were deemed AAA/Aaa by the investment advisor.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	5

Trust Summary as of February 28, 2013	BlackRock Corporate High Yield Fund V, Inc.

Trust Overview

BlackRock Corporate High Yield Fund V, Inc.’s (HYV) (the “Trust”) investment objective is to provide shareholders with current income by investing primarily in a diversified portfolio of fixed income securities that are rated in the lower rating categories of the established rating services (BB or lower by S&P or Ba or lower by Moody’s) or in unrated securities considered by the Trust’s investment adviser to be of comparable quality. The Trust also seeks to provide shareholders with capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in domestic and foreign high yield debt instruments, including high yield bonds (commonly referred to as “junk” bonds) and high yield corporate loans which are below investment grade quality. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•	For the six-month period ended February 28, 2013, the Trust returned 1.78% based on market price and 9.62% based on NAV. For the same period, the closed-end Lipper High Yield Funds (Leveraged) category posted an average return of 4.30% based on market price and 8.66% based on NAV. All returns reflect reinvestment of dividends. The Fund moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Security selection among the lower quality tiers of high yield credit had a positive impact on performance. From an industry perspective, holdings within gaming, automotive and building materials boosted returns. The Trust’s exposure to select common stocks and preferred securities also enhanced results.
•	Detracting from performance was security selection within middle quality tier credits, as well as within non-rated securities. On an industry basis, selection in metals, paper and wireless impaired results. The Trust’s tactical allocation to floating rate loan interests (bank loans) hindered relative performance as the asset class underperformed high yield bonds during the period.

Describe recent portfolio activity.

•	The Trust maintained its focus on higher-quality income-oriented credit names with stable fundamentals, good earnings/revenue visibility and an attractive coupon rate. The Trust remained generally cautious of cyclical credits that tend to be more vulnerable to slower economic growth and bouts of weakness, but allowed some risk in companies with positive growth catalysts or idiosyncratic characteristics. Also during the period, the Trust increased exposure to floating rate loan interests as valuations appeared increasingly attractive relative to certain segments of the high yield universe such as higher-quality short-dated paper.

Describe portfolio positioning at period end.

•	At period end, the Trust held 73% of its total portfolio in corporate bonds and 19% in floating rate loan interests, with the remainder in common stocks and preferred stocks. The Trust held its largest industry exposures in healthcare, wirelines and consumer services (housing-related), while reflecting less emphasis on the riskier, more volatile segments of the market such as the banking sector and supermarkets and restaurants industries.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock Corporate High Yield Fund V, Inc.

Trust Information

Symbol on NYSE	HYV
Initial Offering Date	November 30, 2001
Yield on Closing Market Price as of February 28, 2013 ($13.09)[1]	8.25%
Current Monthly Distribution per Common Share[2]	$0.09
Current Annualized Distribution per Common Share[2]	$1.08
Economic Leverage as of February 28, 2013[3]	29%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$13.09	$13.51	(3.11)%	$13.52	$11.40
Net Asset Value	$13.18	$12.63	4.35%	$13.26	$12.60

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocation of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/13	8/31/12
Corporate Bonds	73%	75%
Floating Rate Loan Interests	19	17
Common Stocks	7	6
Preferred Stocks	1	2

Credit Quality Allocation4

	2/28/13	8/31/12
A	1%	1%
BBB/Baa	5	6
BB/Ba	36	35
B	46	43
CCC/Caa	10	13
Not Rated	2	2
[4]	Using the higher of S&P’s or Moody’s ratings.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	7

Trust Summary as of February 28, 2013	BlackRock Corporate High Yield Fund VI, Inc.

Trust Overview

BlackRock Corporate High Yield Fund VI, Inc.’s (HYT) (the “Trust”) primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its assets in domestic and foreign high yield securities, including high yield bonds (commonly referred to as “junk” bonds), corporate loans, convertible debt securities and preferred securities which are below investment grade quality. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•	For the six-month period ended February 28, 2013, the Trust returned 2.86% based on market price and 9.31% based on NAV. For the same period, the closed-end Lipper High Yield Funds (Leveraged) category posted an average return of 4.30% based on market price and 8.66% based on NAV. All returns reflect reinvestment of dividends. The Fund moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Security selection among the lower quality tiers of high yield credit had a positive impact on performance. From an industry perspective, holdings within gaming, automotive and building materials boosted returns. The Trust’s exposure to select common stocks and equity-correlated instruments also enhanced results.
•	Detracting from performance was security selection within middle quality tier credits, where the Trust held its quality bias. On an industry basis, selection in metals, paper and wireless impaired results. The Trust’s tactical allocation to floating rate loan interests (bank loans) hindered relative performance as the asset class underperformed high yield bonds during the period.

Describe recent portfolio activity.

•	The Trust maintained its focus on higher-quality income-oriented credit names with stable fundamentals, good earnings/revenue visibility and an attractive coupon rate. The Trust remained generally cautious of cyclical credits that tend to be more vulnerable to slower economic growth and bouts of weakness, but allowed some risk in companies with positive growth catalysts or idiosyncratic characteristics. Also during the period, the Trust increased exposure to floating rate loan interests as valuations appeared increasingly attractive relative to certain segments of the high yield universe such as higher-quality short-dated paper.

Describe portfolio positioning at period end.

•	At period end, the Trust held 73% of its total portfolio in corporate bonds and 19% in floating rate loan interests, with the remainder in common stocks and preferred stocks. The Trust held its largest industry exposures in healthcare, wirelines and consumer services (housing-related), while reflecting less emphasis on the riskier, more volatile segments of the market such as the banking sector and supermarkets and restaurants industries.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock Corporate High Yield Fund VI, Inc.

Trust Information

Symbol on NYSE	HYT
Initial Offering Date	May 30, 2003
Yield on Closing Market Price as of February 28, 2013 ($12.72)[1]	8.25%
Current Monthly Distribution per Common Share[2]	$0.0875
Current Annualized Distribution per Common Share[2]	$1.0500
Economic Leverage as of February 28, 2013[3]	28%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$12.72	$12.96	(1.85)%	$13.37	$11.31
Net Asset Value	$12.85	$12.32	4.30%	$12.94	$12.28

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocation of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/13	8/31/12
Corporate Bonds	73%	75%
Floating Rate Loan Interests	19	17
Common Stocks	7	6
Preferred Stocks	1	2

Credit Quality Allocation4

	2/28/13	8/31/12
A	—	1%
BBB/Baa	5%	6
BB/Ba	36	35
B	47	43
CCC/Caa	10	14
Not Rated	2	1
[4]	Using the higher of S&P’s or Moody’s ratings.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	9

Trust Summary as of February 28, 2013	BlackRock High Income Shares

Trust Overview

BlackRock High Income Shares’ (HIS) (the “Trust”) primary investment objective is to provide the highest current income attainable consistent with reasonable risk as determined by the Trust’s investment adviser, through investment in a professionally managed, diversified portfolio of high yield, high risk fixed income securities (commonly referred to as “junk bonds”). The Trust’s secondary objective is to provide capital appreciation, but only when consistent with its primary objective. The Trust seeks to achieve its objectives by investing primarily in high yield, high risk debt instruments rated in the medium to lower categories by nationally recognized rating services (BBB or lower by S&P or Baa or lower by Moody’s) or non-rated securities, which, in the investment adviser’s opinion, are of comparable quality. Under normal market conditions, the average maturity of the Trust’s portfolio is between eight and twelve years. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•	For the six-month period ended February 28, 2013, the Trust returned 5.48% based on market price and 6.92% based on NAV. For the same period, the closed-end Lipper High Yield Funds (Leveraged) category posted an average return of 4.30% based on market price and 8.66% based on NAV. All returns reflect reinvestment of dividends. The Fund’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Security selection among the lower quality tiers of high yield credit had a positive impact on performance. From an industry perspective, holdings within non-captive diversified (consumer credit-related businesses), automotive and building materials boosted returns. The Trust’s exposure to select common stocks and preferred securities also enhanced results.
•	Detracting from performance was security selection within middle quality tier credits, where the Trust held its quality bias. On an industry basis, selection in metals, paper and wireless impaired results. The Trust’s tactical allocation to floating rate loan interests (bank loans) hindered relative performance as the asset class underperformed high yield bonds during the period.

Describe recent portfolio activity.

•	The Trust maintained its focus on higher-quality income-oriented credit names with stable fundamentals, good earnings/revenue visibility and an attractive coupon rate. The Trust remained generally cautious of cyclical credits that tend to be more vulnerable to slower economic growth and bouts of weakness, but allowed some risk in companies with positive growth catalysts or idiosyncratic characteristics. Also during the period, the Trust increased exposure to floating rate loan interests as valuations appeared increasingly attractive relative to certain segments of the high yield universe such as higher-quality short-dated paper.

Describe portfolio positioning at period end.

•	At period end, the Trust held 78% of its total portfolio in corporate bonds and 19% in floating rate loan interests, with the remainder in preferred securities and common stocks. The Trust held its largest industry exposures in healthcare, wirelines and media non-cable, while reflecting less emphasis on the riskier, more volatile segments of the market such as the banking sector and supermarkets and restaurants industries.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock High Income Shares

Trust Information

Symbol on NYSE	HIS
Initial Offering Date	August 10, 1988
Yield on Closing Market Price as of February 28, 2013 ($2.42)[1]	7.54%
Current Monthly Distribution per Common Share[2]	$0.0152
Current Annualized Distribution per Common Share[2]	$0.1824
Economic Leverage as of February 28, 2013[3]	26%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$2.42	$2.40	0.83%	$2.49	$2.04
Net Asset Value	$2.31	$2.26	2.21%	$2.34	$2.25

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocation of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/13	8/31/12
Corporate Bonds	78%	79%
Floating Rate Loan Interests	19	18
Preferred Securities	2	2
Common Stocks	1	1

Credit Quality Allocation4

	2/28/13	8/31/12
A	—	1%
BBB/Baa	5%	7
BB/Ba	36	34
B	47	43
CCC/Caa	10	14
Not Rated	2	1
[4]	Using the higher of S&P’s or Moody’s ratings.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	11

Trust Summary as of February 28, 2013	BlackRock High Yield Trust

Trust Overview

BlackRock High Yield Trust’s (BHY) (the “Trust”) primary investment objective is to provide high current income. The Trust’s secondary investment objective is to provide capital appreciation. The Trust seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its assets in high-risk, high yield bonds and other such securities, such as preferred stocks, which are rated below investment grade. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•	For the six-month period ended February 28, 2013, the Trust returned 4.11% based on market price and 8.14% based on NAV. For the same period, the closed-end Lipper High Yield Funds (Leveraged) category posted an average return of 4.30% based on market price and 8.66% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Security selection among the lower quality tiers of high yield credit had a positive impact on performance. From an industry perspective, holdings within gaming, non-captive diversified (consumer credit-related businesses) and building materials boosted returns. The Trust’s exposure to select common stocks and preferred securities also enhanced results.
•	Detracting from performance was security selection within middle quality tier credits, where the Trust held its quality bias. On an industry basis, selection in metals, paper and wireless impaired results. The Trust’s tactical allocation to floating rate loan interests (bank loans) hindered relative performance as the asset class underperformed high yield bonds during the period.

Describe recent portfolio activity.

•	The Trust maintained its focus on higher-quality income-oriented credit names with stable fundamentals, good earnings/revenue visibility and an attractive coupon rate. The Trust remained generally cautious of cyclical credits that tend to be more vulnerable to slower economic growth and bouts of weakness, but allowed some risk in companies with positive growth catalysts or idiosyncratic characteristics. Also during the period, the Trust increased exposure to floating rate loan interests as valuations appeared increasingly attractive relative to certain segments of the high yield universe such as higher-quality short-dated paper.

Describe portfolio positioning at period end.

•	At period end, the Trust held 76% of its total portfolio in corporate bonds and 19% in floating rate loan interests, with the remainder in common stocks and preferred securities. The Trust held its largest industry exposures in healthcare, media non-cable and wireless, while reflecting less emphasis on the riskier, more volatile segments of the market such as the banking sector and supermarkets and restaurants industries.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock High Yield Trust

Trust Information

Symbol on NYSE	BHY
Initial Offering Date	December 23, 1998
Yield on Closing Market Price as of February 28, 2013 ($8.08)[1]	6.61%
Current Monthly Distribution per Common Share[2]	$0.0445
Current Annualized Distribution per Common Share[2]	$0.5340
Economic Leverage as of February 28, 2013[3]	27%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$8.08	$8.04	0.50%	$8.54	$6.64
Net Asset Value	$7.61	$7.29	4.39%	$7.66	$7.26

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocation of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/13	8/31/12
Corporate Bonds	76%	78%
Floating Rate Loan Interests	19	17
Common Stocks	4	3
Preferred Securities	1	2

Credit Quality Allocation4

	2/28/13	8/31/12
A	1%	1%
BBB/Baa	7	7
BB/Ba	33	35
B	47	44
CCC/Caa	10	12
Not Rated	2	1
[4]	Using the higher of S&P’s or Moody’s ratings.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	13

Trust Summary as of February 28, 2013	BlackRock Income Opportunity Trust, Inc.

Trust Overview

BlackRock Income Opportunity Trust, Inc.’s (BNA) (the “Trust”) investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing at least 75% of its assets in bonds that are investment grade quality at the time of investment. The Trust’s investments will include a broad range of bonds, including corporate bonds, US government and agency securities and mortgage-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•	For the six-month period ended February 28, 2013, the Trust returned (0.39)% based on market price and 3.33% based on NAV. For the same period, the closed-end Lipper Corporate BBB-Rated Debt Funds (Leveraged) category posted an average return of 4.48% based on market price and 5.05% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Spread sectors outperformed government-related debt for the six-month period as accommodative monetary policy in the United States and Europe along with the continued recovery of the US economy drove credit spreads tighter. The Trust’s allocations to high yield and investment grade corporate credit were significant contributors to performance during the period. In particular, the Trust’s preference for banking, insurance and communication-related names contributed meaningfully to returns.
•	Additionally, the Trust benefited from its exposure to structured products including commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”) and non-agency residential mortgage-backed securities (“MBS”).
•	As interest rates generally trended higher during the period, the Trust’s duration profile (sensitivity to interest rate movements) detracted from performance, as did its yield curve positioning.

Describe recent portfolio activity.

•	During the six-month period, the Trust maintained a positive view on spread sectors and increased exposure to high yield credit and securitized products such as CMBS and ABS. Within investment grade credit, the Trust favored financials and industrials over utilities. In financials, the Trust rotated out of senior bank debt into subordinated bank debt to take advantage of the yield differential. In addition, the Trust added to positions in floating rate preferred securities to benefit from a potential rise in interest rates. Finally, the Trust shortened its duration profile in light of expectations that positive economic data may lead to a gradual increase in interest rates.

Describe portfolio positioning at period end.

•	At period end, the Trust maintained diversified exposure to non-government spread sectors, including investment grade credit, high yield corporate credit, CMBS, ABS and non-agency residential MBS. The Trust also held allocations to government-related sectors such as US Treasuries, US agency debt and agency MBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock Income Opportunity Trust, Inc.

Trust Information

Symbol on NYSE	BNA
Initial Offering Date	December 20, 1991
Yield on Closing Market Price as of February 28, 2013 ($11.20)[1]	6.11%
Current Monthly Distribution per Common Share[2]	$0.057
Current Annualized Distribution per Common Share[2]	$0.684
Economic Leverage as of February 28, 2013[3]	31%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$11.20	$11.58	(3.28)%	$12.07	$10.95
Net Asset Value	$11.88	$11.84	0.34%	$12.12	$11.63

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocation of the Trust’s corporate bond and US Government securities:

Portfolio Composition

	2/28/13	8/31/12
Corporate Bonds	58%	51%
US Government Sponsored Agency Securities	13	14
Non-Agency Mortgage-Backed Securities	12	11
US Treasury Obligations	7	15
Asset-Backed Securities	5	4
Preferred Securities	3	2
Taxable Municipal Bonds	2	2
Foreign Agency Obligations	—	1

Credit Quality Allocation4

	2/28/13	8/31/12
AAA/Aaa[5]	26%	37%
AA/Aa	3	3
A	22	19
BBB/Baa	24	23
BB/Ba	11	6
B	11	9
CCC/Caa	3	2
Not Rated	—	1
[4]	Using the higher of S&P’s or Moody’s ratings.
[5]	Includes US Government Sponsored Agency Securities, which were deemed AAA/Aaa by the investment advisor.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	15

Trust Summary as of February 28, 2013	BlackRock Income Trust, Inc.

Trust Overview

BlackRock Income Trust, Inc.’s (BKT) (the “Trust”) investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income. The Trust seeks to achieve its investment objective by investing at least 65% of its assets in mortgage-backed securities. The Trust invests at least 80% of its assets in securities that are (i) issued or guaranteed by the US government or one of its agencies or instrumentalities or (ii) rated at the time of investment either AAA by S&P or Aaa by Moody’s. Securities issued or guaranteed by the US government or its agencies or instrumentalities are generally considered to be of the same or higher credit or quality as privately issued securities rated AAA or Aaa. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•	For the six-month period ended February 28, 2013, the Trust returned (3.47)% based on market price and (0.60)% based on NAV. For the same period, the closed-end Lipper US Mortgage Funds category posted an average return of 5.02% based on market price and 6.93% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	The Trust’s focus on high quality agency mortgage-backed securities (“MBS”) detracted from returns as the sector lagged other credit-sensitive fixed income assets during a period of rising interest rates. It should be noted that the Lipper US Mortgage Funds category experienced a wide dispersion of returns primarily determined by the extent to which a fund allocated to non-agency residential MBS.
•	Also detracting from performance during the period was the Trust’s yield curve positioning. Exposure to the long end of the US Treasury curve hurt returns as the yield curve steepened and interest rates moved higher in early 2013.
•	Contributing positively to performance was the Trust’s leveraged exposure to agency pass-through MBS, despite uncertainty around how long the US Federal Reserve would maintain its accommodative monetary policy programs. Further enhancing performance was the Trust’s positioning within the agency MBS coupon range, where heavier weightings in middle- and high-coupon issues proved beneficial. Higher coupons outperformed as rising interest rates led to reduced prepayment risk, making these issues more appealing to mortgage market participants.
•	The Trust uses interest rate derivatives including futures, options, swaps and swaptions, mainly for the purpose of managing duration, convexity and yield curve positioning. During the period, the Trust held short positions in US Treasury futures in order to reduce the overall duration profile of the portfolio. These positions were beneficial to the Trust’s performance during certain periods of rising interest rates.

Describe recent portfolio activity.

•	During the six-month period, the economy continued to show signs of growth despite higher tax rates and reduced government spending. As the economy’s resilience coupled with an improving housing market could cause interest rates to gradually move higher, the Trust increased exposure to agency MBS while reducing its strategic exposure to long-term US Treasuries.
•	The Trust maintained a strong level of yield by increasing exposure to stable-cash-flow collateralized mortgage obligations (“CMOs”), which tend to outperform pass-through agency MBS in a rising interest rate environment. The Trust also continued to maintain small allocations to commercial mortgage-backed securities (“CMBS”) and non-agency residential MBS, which have performed well primarily due to improving underlying fundamentals.

Describe portfolio positioning at period end.

•	Despite higher prices in agency MBS, the backdrop for the sector continued to appear constructive given the presence of the US Federal Reserve’s large asset purchase program, which has the effect of limiting net supply and is supportive of valuations. However, the Trust continued to maintain a cautious stance as prepayment risk for higher-coupon agency MBS still remains high as borrowers organically take advantage of historically low mortgage rates. As of period end, the Trust maintained leveraged exposure to high quality agency MBS with varying maturities and coupon rates. The Trust continued to hold positions in intermediate and longer dated stable-cash-flow CMOs as well as small allocations to non-agency MBS and CMBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock Income Trust, Inc.

Trust Information

Symbol on NYSE	BKT
Initial Offering Date	July 22, 1988
Yield on Closing Market Price as of February 28, 2013 ($7.13)[1]	6.82%
Current Monthly Distribution per Common Share[2]	$0.0405
Current Annualized Distribution per Common Share[2]	$0.4860
Economic Leverage as of February 28, 2013[3]	30%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see the Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$7.13	$7.63	(6.55)%	$7.74	$7.07
Net Asset Value	$7.64	$7.94	(3.78)%	$7.96	$7.63

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocation of the Trust’s US Government securities:

Portfolio Composition

	2/28/13	8/31/12
US Government Sponsored Agency Securities	96%	86%
US Treasury Obligations	2	11
Non-Agency Mortgage-Backed Securities	1	2
Asset-Backed Securities	1	1

Credit Quality Allocation4

	2/28/13	8/31/12
AAA/Aaa[5]	100%	100%
[4]	Using the higher of S&P’s or Moody’s ratings.
[5]	Includes US Government Sponsored Agency Securities, which were deemed AAA/Aaa by the investment advisor.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	17

Trust Summary as of February 28, 2013	BlackRock Strategic Bond Trust

Trust Overview

BlackRock Strategic Bond Trust’s (BHD) (the “Trust”) investment objective is to provide total return through high current income and capital appreciation. The Trust seeks to achieve its investment objective by investing primarily in a diversified portfolio of fixed income securities including corporate bonds, US government and agency securities, mortgage-related and asset-backed securities and other types of fixed income securities. The Trust invests, under normal market conditions, a significant portion of its assets in corporate fixed income securities that are below investment grade quality, including high-risk, high yield bonds (commonly referred to as “junk” bonds) and other such securities, such as preferred stocks. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•	For the six-month period ended February 28, 2013, the Trust returned 7.60% based on market price and 6.12% based on NAV. For the same period, the closed-end Lipper High Yield Funds (Leveraged) category posted an average return of 4.30% based on market price and 8.66% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Security selection within investment-grade credits had a positive impact on performance. From an industry perspective, holdings within gaming, non-captive diversified (consumer credit-related businesses) and wirelines boosted returns. The Trust’s exposure to select equity positions also enhanced results.
•	Detracting from performance was security selection within middle quality tier credits, where the Trust held its quality bias. On an industry basis, selection in metals, paper and wireless impaired results. The Trust’s tactical allocation to floating rate loan interests (bank loans) hindered relative performance as the asset class underperformed high yield bonds during the period.

Describe recent portfolio activity.

•	The Trust maintained its focus on higher-quality income-oriented credit names with stable fundamentals, good earnings/revenue visibility and an attractive coupon rate. The Trust remained generally cautious of cyclical credits that tend to be more vulnerable to slower economic growth and bouts of weakness, but allowed some risk in companies with positive growth catalysts or idiosyncratic characteristics. Also during the period, the Trust increased exposure to floating rate loan interests as valuations appeared increasingly attractive relative to certain segments of the high yield universe such as higher-quality short-dated paper.

Describe portfolio positioning at period end.

•	At period end, the Trust held 79% of its total portfolio in corporate bonds and 19% in floating rate loan interests, with the remainder in preferred securities and US treasury obligations. The Trust held its largest industry exposures in healthcare, media non-cable and wireless, while reflecting less emphasis on the riskier, more volatile segments of the market such as the supermarkets and restaurants industries.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock Strategic Bond Trust

Trust Information

Symbol on NYSE	BHD
Initial Offering Date	February 26, 2002
Yield on Closing Market Price as of February 28, 2013 ($15.09)[1]	6.72%
Current Monthly Distribution per Common Share[2]	$0.0845
Current Annualized Distribution per Common Share[2]	$1.0140
Economic Leverage as of February 28, 2013[3]	21%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$15.09	$14.52	3.93%	$16.01	$13.25
Net Asset Value	$14.76	$14.40	2.50%	$14.89	$14.40

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocation of the Trust’s corporate bond securities:

Portfolio Composition

	2/28/13	8/31/12
Corporate Bonds	79%	79%
Floating Rate Loan Interests	19	17
Preferred Securities	1	2
US Treasury Obligations	1	1
Common Stocks	—	1

Credit Quality Allocation4

	2/28/13	8/31/12
AAA/Aaa	1%	—
AA/Aa	1	1%
A	14	12
BBB/Baa	19	21
BB/Ba	28	26
B	32	32
CCC/Caa	4	7
Not Rated	1	1
[4]	Using the higher of S&P’s or Moody’s ratings.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	19

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

The Trusts may utilize leverage through a credit facility, by entering into reverse repurchase agreements and/or treasury roll transactions. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Trusts had not used leverage.

To illustrate these concepts, assume a Trust’s capitalization is $100 million and it borrows for an additional $30 million, creating a total value of $130 million available for investment in long-term securities. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays borrowing costs and interest expense on the $30 million of borrowings based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with assets received from the borrowings earn income based on long-term interest rates. In this case, the borrowing costs and interest expense of the borrowings is significantly lower than the income earned on the Trust’s long-term investments, and therefore the Trust’s shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the Trust pays higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trusts’ debt securities does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively in addition to the impact on Trust performance from leverage from borrowings discussed above.

The use of leverage may enhance opportunities for increased income to the Trusts, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Trust’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trusts are permitted to issue senior securities representing indebtedness up to 33 1⁄3% of their total managed assets (each Trust’s net assets plus the proceeds of any outstanding borrowings). If the Trusts segregate liquid assets having a value not less than the repurchase price (including accrued interest), a reverse repurchase agreement will not be considered a senior security and therefore will not be subject to this limitation. In addition, each Trust voluntarily limits its aggregate economic leverage to 50% of its managed assets. As of February 28, 2013, the Trusts had aggregate economic leverage from reverse repurchase agreements, treasury roll transactions and/or borrowings through a credit facility as a percentage of their total managed assets as follows:
Percent of Economic Leverage
BHK	31%
HYV	29%
HYT	28%
HIS	26%
BHY	27%
BNA	31%
BKT	30%
BHD	21%

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, options and swaps, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate, foreign currency exchange rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment, may result in lower dividends paid to shareholders or may cause a Trust to hold an investment that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities — 8.1%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	719	$779,656
ACAS CLO Ltd., Series 2013-1A, Class C, 3.04%, 4/20/25 (a)(b)(c)		500	487,800
AH Mortgage Advance Co. Ltd., Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)		630	631,104
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	419,704
Apidos CDO, Series 2012-11A, Class D, 4.74%, 1/17/23 (a)(b)		600	600,900
Atrium CDO Corp., Series 9A, Class D, 3.96%, 2/28/24 (a)(b)		500	483,500
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		210	214,781
Class C, 2.20%, 10/16/17		125	127,980
Class D, 3.09%, 8/15/18		155	160,475
Cavalry CLO Ltd., Series 2A (a)(b):
Class C, 3.23%, 1/17/24		1,035	1,014,300
Class D, 4.38%, 1/17/24		770	749,595
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,165,103
CIFC Funding Ltd. (a)(b):
Series 2012-1A, Class B1L, 5.54%, 8/14/24		750	757,500
Series 2013-1A, Class B, 3.10%, 4/16/25 (c)		500	493,750
Series 2013-1A, Class C, 3.89%, 4/16/25 (c)		500	486,500
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.35%, 1/25/37 (b)		1,039	897,095
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,980	1,991,739
DT Auto Owner Trust (a):
Series 2011-2A, Class C, 3.05%, 2/16/16		1,500	1,504,674
Series 2011-3A, Class C, 4.03%, 2/15/17		255	259,733
Duane Street CLO IV Ltd., Series 2007-4A, Class D, 2.54%, 11/14/21 (a)(b)		500	445,000
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.94%, 3/21/24 (a)(b)(c)		500	477,500
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.10%, 1/15/16 (b)		180	180,720
Series 2012-1, Class C, 1.70%, 1/15/16 (b)		475	478,373
Series 2012-1, Class D, 2.30%, 1/15/16 (b)		445	447,953
Series 2012-2, Class B, 2.32%, 1/15/19		245	252,913
Series 2012-2, Class C, 2.86%, 1/15/19		105	110,368
Series 2012-2, Class D, 3.50%, 1/15/19		200	211,127
Galaxy CLO Ltd., Series 2013-15A, Class C, 2.89%, 4/15/25 (a)(b)(c)		500	490,510
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.31%, 7/25/37 (b)		36	36,026
Mountain Hawk I CLO Ltd., Series 2013-1A, Class C, 3.12%, 1/20/24 (a)(b)		750	723,750
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.40%, 8/23/27		525	514,436
Series 2008-3, Class A4, 1.94%, 11/25/24		615	654,947
OZLM Funding Ltd., Series 2013-3A (a)(b):
Class B, 3.35%, 1/22/25		750	754,725
Class C, 4.15%, 1/22/25		500	488,850
Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (concluded)
PFS Financing Corp., Series 2012-AA, Class A, 1.40%, 2/15/16 (a)(b)	USD	480	$483,831
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		460	463,693
Series 2011-S1A, Class C, 2.01%, 8/15/16		311	314,223
Series 2011-S1A, Class D, 3.15%, 8/15/16		325	330,281
Series 2011-WO, Class C, 3.19%, 10/15/15		580	596,183
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		777	780,844
Series 2010-2, Class C, 3.89%, 7/17/17		1,010	1,044,275
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		419	419,672
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		740	752,697
Series 2011-1, Class D, 4.01%, 2/15/17		940	988,523
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		197	198,187
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		175	175,521
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		511	515,497
Series 2012-1, Class B, 2.72%, 5/16/16		240	246,372
Series 2012-1, Class C, 3.78%, 11/15/17		325	341,443
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.51%, 6/15/21 (b)		171	167,923
Series 2008-5, Class A3, 1.60%, 1/25/18 (b)		515	524,047
Series 2008-5, Class A4, 2.00%, 7/25/23 (b)		615	648,482
Series 2012-A, Class A1, 1.60%, 8/15/25 (a)(b)		296	300,469
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		345	378,332
Small Business Administration, Class 1:
Series 2003-P10B, 5.14%, 8/10/13		56	57,379
Series 2004-P10B, 4.75%, 8/10/14		96	98,780
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		1,219	1,219,733
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.90%, 7/28/21 (a)(b)		750	727,500
Venture CDO Ltd., Series 2012-12A, Class D, 4.01%, 2/28/24 (a)(b)		770	723,800
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		1,180	1,286,930
			33,277,704
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		3,590	277,179
Sterling Coofs Trust, Series 2004-1, 2.36%, 4/15/29 (a)		5,591	408,845
			686,024
Total Asset-Backed Securities — 8.3%			33,963,728

Common Stocks (d)		Shares
Paper & Forest Products — 0.1%
NewPage Corp.		1,720	146,200
Software — 0.0%
Bankruptcy Management Solutions, Inc.		135	1
Total Common Stocks — 0.1%			146,201

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar	FKA	Formerly Known As
	CAD	Canadian Dollar	FNMA	Federal National Mortgage Association
	DIP	Debtor-In-Possession	GBP	British Pound
	EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization	GO	General Obligation Bonds
	EUR	Euro	LIBOR	London Interbank Offered Rate
	EURIBOR	Euro Interbank Offered Rate	RB	Revenue Bonds
			TBA	To Be Announced
			USD	US Dollar

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.7%
Bombardier, Inc., 4.25%, 1/15/16 (a)	USD	335	$347,563
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		230	250,700
United Technologies Corp. (e):
4.88%, 5/01/15		1,125	1,230,691
6.13%, 7/15/38		700	909,242
			2,738,196
Airlines — 0.7%
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 1/12/19		571	588,248
Series 2012-3, Class C, 6.13%, 4/29/18		500	498,750
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,553	1,661,710
			2,748,708
Auto Components — 1.1%
Icahn Enterprises LP (b)(f):
4.00%, 8/15/13		1,455	1,458,637
4.00%, 8/15/13 (a)		2,900	2,907,250
			4,365,887
Automobiles — 0.5%
Ford Motor Co., 4.75%, 1/15/43		1,995	1,894,813
Beverages — 0.1%
Crown European Holdings SA, 7.13%, 8/15/18 (a)	EUR	287	405,605
Building Products — 0.1%
Momentive Performance Materials, Inc., 8.88%, 10/15/20	USD	255	261,694
Capital Markets — 3.8%
CDP Financial, Inc., 5.60%, 11/25/39 (a)(e)		2,935	3,559,768
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20		1,220	1,402,524
5.25%, 7/27/21 (e)		3,165	3,602,254
5.75%, 1/24/22 (e)		1,800	2,111,742
Morgan Stanley:
4.20%, 11/20/14		490	513,514
4.00%, 7/24/15		410	432,664
6.25%, 8/28/17 (e)		1,930	2,239,229
Murray Street Investment Trust I, 4.65%, 3/09/17 (g)		1,650	1,806,722
			15,668,417
Chemicals — 1.7%
Axiall Corp., 4.88%, 5/15/23 (a)		248	251,720
The Dow Chemical Co., 4.13%, 11/15/21		350	378,147
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)		527	535,564
Huntsman International LLC, 4.88%, 11/15/20 (a)		727	719,730
Methanex Corp., 3.25%, 12/15/19		2,074	2,107,825
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		245	259,700
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,390	1,438,650
Tronox Finance LLC, 6.38%, 8/15/20 (a)		991	984,806
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (a)		151	156,285
			6,832,427
Commercial Banks — 3.0%
CIT Group, Inc.:
5.38%, 5/15/20		1,650	1,798,500
5.00%, 8/15/22		360	385,200
Depfa ACS Bank, 5.13%, 3/16/37 (a)		3,775	3,086,063
HSBC Bank Brasil SA—Banco Multiplo, 4.00%, 5/11/16 (a)		1,400	1,456,000
HSBC Bank Plc, 3.10%, 5/24/16 (a)(e)		700	743,324
HSBC Holdings Plc, 6.10%, 1/14/42 (e)		305	392,960
Rabobank Nederland (e):
3.88%, 2/08/22		1,390	1,476,819
3.95%, 11/09/22		1,500	1,524,342
Wells Fargo & Co., 3.50%, 3/08/22 (e)		1,390	1,466,087
			12,329,295

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)	USD	246	$264,450
The ADT Corp., 4.88%, 7/15/42 (a)		539	513,286
Aviation Capital Group Corp., 4.63%, 1/31/18 (a)		650	660,118
Clean Harbors, Inc., 5.25%, 8/01/20		391	402,730
HDTFS, Inc. (a):
5.88%, 10/15/20		230	239,200
6.25%, 10/15/22		385	413,875
Mobile Mini, Inc., 7.88%, 12/01/20		320	356,000
			2,849,659
Communications Equipment — 1.2%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (f)		4,330	4,332,165
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		530	592,275
			4,924,440
Construction & Engineering — 0.0%
ABB Finance USA, Inc., 4.38%, 5/08/42		192	201,667
Construction Materials — 0.6%
HD Supply, Inc. (a):
8.13%, 4/15/19		570	641,962
7.50%, 7/15/20		1,544	1,545,930
11.50%, 7/15/20		255	293,888
Lafarge SA, 7.13%, 7/15/36		135	141,075
			2,622,855
Consumer Finance — 1.1%
Discover Financial Services, 3.85%, 11/21/22 (a)		250	255,733
Ford Motor Credit Co. LLC:
8.13%, 1/15/20		1,265	1,593,667
4.25%, 9/20/22		800	824,824
SLM Corp.:
6.25%, 1/25/16		661	715,533
Series A, 0.60%, 1/27/14 (b)		550	546,015
Toll Brothers Finance Corp., 5.88%, 2/15/22		345	384,940
			4,320,712
Containers & Packaging — 1.1%
Ardagh Packaging Finance Plc (a):
7.38%, 10/15/17	EUR	425	602,022
7.38%, 10/15/17	USD	200	217,750
4.88%, 11/15/22		209	205,865
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		61	66,490
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (a)		662	647,105
Sealed Air Corp. (a):
6.50%, 12/01/20		550	598,125
8.38%, 9/15/21		225	256,500
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	725	1,008,047
4.88%, 9/15/18	USD	410	420,250
7.75%, 11/15/19	EUR	410	587,465
			4,609,619
Diversified Consumer Services — 0.5%
313 Group, Inc., 6.38%, 12/01/19 (a)	USD	636	620,100
Service Corp. International, 4.50%, 11/15/20		1,243	1,238,339
			1,858,439
Diversified Financial Services — 7.6%
Aircastle Ltd., 6.25%, 12/01/19		708	762,870
Ally Financial, Inc.:
8.30%, 2/12/15		1,500	1,668,750
5.50%, 2/15/17		1,500	1,626,261
6.25%, 12/01/17		160	178,681
8.00%, 3/15/20		560	687,400
8.00%, 11/01/31		300	376,875
Bank of America Corp. (e):
5.63%, 7/01/20		1,100	1,287,086
3.30%, 1/11/23		4,990	4,974,052
Capital One Financial Corp., 4.75%, 7/15/21		960	1,092,672

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
FMR LLC, 4.95%, 2/01/33 (a)(e)	USD	1,150	$1,167,765
General Electric Capital Corp. (e):
6.15%, 8/07/37		2,150	2,611,308
6.88%, 1/10/39		135	177,972
JPMorgan Chase & Co.:
3.70%, 1/20/15		3,425	3,606,957
6.30%, 4/23/19 (e)		2,000	2,449,740
JPMorgan Chase Bank NA, 6.00%, 10/01/17 (e)		2,050	2,427,040
Moody’s Corp., 4.50%, 9/01/22		900	904,224
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		560	618,800
5.75%, 10/15/20		1,000	1,032,500
6.88%, 2/15/21		680	725,900
Spirit Issuer Plc, 5.86%, 12/28/21	GBP	1,620	2,371,604
WMG Acquisition Corp., 11.50%, 10/01/18	USD	562	652,623
			31,401,080
Diversified Telecommunication Services — 2.3%
Level 3 Financing, Inc.:
8.13%, 7/01/19		698	760,820
8.63%, 7/15/20		650	721,500
Lynx I Corp., 5.38%, 4/15/21 (a)		395	404,875
Telecom Italia Capital SA:
4.95%, 9/30/14		1,075	1,112,625
6.00%, 9/30/34		1,550	1,420,790
Verizon Communications, Inc. (e):
3.50%, 11/01/21		500	525,624
6.40%, 2/15/38		3,483	4,378,438
Windstream Corp., 7.88%, 11/01/17		40	45,300
			9,369,972
Electric Utilities — 6.1%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	161,303
5.95%, 12/15/36		217	246,849
CMS Energy Corp., 5.05%, 3/15/22		915	1,029,661
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	398,262
6.00%, 1/15/38 (e)		825	1,059,048
4.25%, 12/15/41 (e)		375	393,690
E.ON International Finance BV, 6.65%, 4/30/38 (a)(e)		1,525	2,042,539
Electricite de France SA, 5.60%, 1/27/40 (a)(e)		1,400	1,582,339
Florida Power Corp. (e):
6.35%, 9/15/37		1,325	1,744,352
6.40%, 6/15/38		430	574,148
Hydro-Quebec (e):
9.40%, 2/01/21		390	582,362
8.40%, 1/15/22		730	1,043,297
8.05%, 7/07/24		1,900	2,773,230
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	313,698
Nisource Finance Corp.:
6.40%, 3/15/18		280	336,096
5.25%, 2/15/43		500	530,513
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,933,883
PacifiCorp., 6.25%, 10/15/37 (e)		575	770,007
Public Service Co. of Colorado, 6.25%, 9/01/37 (e)		1,200	1,617,247
Southern California Edison Co. (e):
5.63%, 2/01/36		625	775,524
Series 08-A, 5.95%, 2/01/38		1,075	1,395,897
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14 (e)	EUR	1,000	1,333,358
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (e)	USD	2,000	2,613,318
			25,250,621
Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20 (a)		580	616,250

Corporate Bonds		Par (000)	Value
Energy Equipment & Services — 3.0%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)(e)	USD	565	$567,825
Ensco Plc:
3.25%, 3/15/16		160	170,029
4.70%, 3/15/21		1,745	1,952,852
EOG Resources, Inc., 2.63%, 3/15/23 (e)		1,902	1,886,556
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		807	835,245
Genesis Energy LP, 5.75%, 2/15/21 (a)		236	244,260
Noble Holding International Ltd., 5.25%, 3/15/42		350	353,231
Peabody Energy Corp.:
6.00%, 11/15/18		429	455,812
6.25%, 11/15/21		2,171	2,257,840
Seadrill Ltd., 5.63%, 9/15/17 (a)		1,590	1,609,875
Tervita Corp., 8.00%, 11/15/18 (a)		516	531,480
Transocean, Inc.:
5.05%, 12/15/16		850	946,873
6.50%, 11/15/20		350	407,990
			12,219,868
Food Products — 1.4%
Darling International, Inc., 8.50%, 12/15/18		335	381,063
Kraft Foods Group, Inc.:
5.38%, 2/10/20		1,570	1,874,520
5.00%, 6/04/42		997	1,088,216
Mondelez International, Inc. (FKA Kraft Foods, Inc.), 5.38%, 2/10/20		1,430	1,705,346
Post Holdings, Inc., 7.38%, 2/15/22		749	808,920
			5,858,065
Gas Utilities — 0.5%
CenterPoint Energy Resources Corp., 5.85%, 1/15/41		1,600	1,982,877
Health Care Equipment & Supplies — 0.7%
Boston Scientific Corp., 6.25%, 11/15/15		1,251	1,407,734
DJO Finance LLC, 7.75%, 4/15/18		735	731,325
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (a)		152	164,540
Teleflex, Inc., 6.88%, 6/01/19		385	418,688
			2,722,287
Health Care Providers & Services — 4.3%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		175	187,688
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		400	420,500
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	683,638
HCA, Inc.:
6.50%, 2/15/20	USD	1,990	2,228,800
7.88%, 2/15/20		205	227,294
7.25%, 9/15/20		900	999,000
4.75%, 5/01/23		1,289	1,285,777
IASIS Healthcare LLC, 8.38%, 5/15/19		550	566,500
INC Research LLC, 11.50%, 7/15/19 (a)		465	496,387
inVentiv Health, Inc. (a):
9.00%, 1/15/18		310	323,175
11.00%, 8/15/18		40	34,700
Omnicare, Inc., 7.75%, 6/01/20		805	893,550
Symbion, Inc., 8.00%, 6/15/16		455	475,475
Tenet Healthcare Corp.:
6.25%, 11/01/18		769	851,667
8.88%, 7/01/19		1,150	1,299,500
4.50%, 4/01/21 (a)		588	579,915
UnitedHealth Group, Inc., 2.88%, 3/15/22 (e)		2,000	2,019,720
WellPoint, Inc., 4.65%, 1/15/43 (e)		4,005	4,050,425
			17,623,711

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	23

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Health Care Technology — 0.6%
Amgen, Inc. (e):
6.40%, 2/01/39	USD	750	$948,013
5.15%, 11/15/41		1,500	1,642,570
			2,590,583
Hotels, Restaurants & Leisure — 1.7%
Caesars Operating Escrow LLC, 9.00%, 2/15/20 (a)		398	393,025
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)		180	178,875
MCE Finance Ltd., 5.00%, 2/15/21 (a)		935	935,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		865	847,700
The Unique Pub Finance Co. Plc:
Series A3, 6.54%, 3/30/21	GBP	900	1,361,931
Series A4, 5.66%, 6/30/27		1,327	1,867,174
Series N, 6.46%, 3/30/32		1,195	1,350,592
			6,934,297
Household Durables — 0.8%
Beazer Homes USA, Inc., 6.63%, 4/15/18	USD	580	619,875
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,614,500
United Rentals North America, Inc., 5.75%, 7/15/18		194	208,792
			3,443,167
Household Products — 0.2%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	257,977
Spectrum Brands Escrow Corp. (a):
6.38%, 11/15/20	USD	200	212,750
6.63%, 11/15/22		275	296,312
			767,039
Independent Power Producers & Energy Traders — 0.8%
Calpine Corp., 7.50%, 2/15/21 (a)		157	170,737
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		922	1,046,470
10.00%, 12/01/20 (a)		890	1,003,475
GenOn REMA LLC, Series C, 9.68%, 7/02/26		415	452,350
NRG Energy, Inc., 6.63%, 3/15/23 (a)		435	463,275
			3,136,307
Industrial Conglomerates — 0.0%
Smiths Group Plc, 3.63%, 10/12/22 (a)		180	178,797
Insurance — 4.5%
Alliant Holdings I, Inc., 7.88%, 12/15/20 (a)		613	616,065
Allianz Finance II BV, 5.75%, 7/08/41	EUR	500	733,220
American International Group, Inc. (e):
3.80%, 3/22/17	USD	5,580	6,058,747
5.45%, 5/18/17		800	917,591
AXA SA, 5.25%, 4/16/40	EUR	250	338,835
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19	USD	345	407,716
5.13%, 4/15/22		930	1,071,440
Hartford Life Global Funding Trusts, 0.49%, 6/16/14 (b)		425	424,730
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (a)		1,000	1,135,115
Lincoln National Corp., 6.25%, 2/15/20		630	764,436
Manulife Financial Corp., 3.40%, 9/17/15		1,630	1,715,528
MetLife Global Funding I, 5.13%, 6/10/14 (a)(e)		775	819,711
Montpelier Re Holdings Ltd., 4.70%, 10/15/22		450	453,858
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	336,600
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	302,077
Prudential Financial, Inc. (e):
7.38%, 6/15/19	USD	250	320,523
5.38%, 6/21/20		250	294,761
4.50%, 11/15/20		450	504,328
5.90%, 3/17/36		500	579,371
5.70%, 12/14/36		675	770,128
			18,564,780

Corporate Bonds		Par (000)	Value
Internet Software & Services — 0.0%
Equinix, Inc., 4.88%, 4/01/20	USD	86	$86,000
IT Services — 0.7%
First Data Corp. (a):
7.38%, 6/15/19		775	814,719
6.75%, 11/01/20		680	697,850
8.25%, 1/15/21		30	30,675
SunGard Data Systems, Inc., 7.38%, 11/15/18		1,080	1,159,650
			2,702,894
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		250	249,832
Machinery — 0.3%
UR Merger Sub Corp.:
7.38%, 5/15/20		495	542,025
7.63%, 4/15/22		452	500,590
			1,042,615
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(e)		1,050	1,275,750
Media — 6.6%
Affinion Group, Inc., 7.88%, 12/15/18 (e)		507	385,320
AMC Networks, Inc.:
7.75%, 7/15/21		320	363,200
4.75%, 12/15/22		343	341,714
Cinemark USA, Inc., 5.13%, 12/15/22 (a)		175	175,875
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		305	283,650
Clear Channel Worldwide Holdings, Inc. (a):
6.50%, 11/15/22		674	704,330
6.50%, 11/15/22		1,821	1,916,603
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		600	910,124
Comcast Corp., 6.45%, 3/15/37		790	1,013,708
Cox Communications, Inc., 8.38%, 3/01/39 (a)		1,740	2,569,510
DIRECTV Holdings LLC:
6.38%, 3/01/41		260	285,254
5.15%, 3/15/42		2,100	2,021,063
Intelsat Luxembourg SA:
11.25%, 2/04/17		750	796,875
11.50%, 2/04/17		415	441,456
Interactive Data Corp., 10.25%, 8/01/18		1,330	1,507,888
NBC Universal Media LLC (e):
5.15%, 4/30/20		1,983	2,354,009
4.38%, 4/01/21		1,015	1,143,202
The New York Times Co., 6.63%, 12/15/16		1,800	1,966,500
News America, Inc., 7.63%, 11/30/28		385	504,734
Omnicom Group, Inc., 3.63%, 5/01/22		2,355	2,398,544
TCI Communications, Inc., 7.88%, 2/15/26		610	841,889
Time Warner Cable, Inc.:
7.30%, 7/01/38		930	1,164,988
5.88%, 11/15/40		465	499,450
5.50%, 9/01/41		920	963,869
Time Warner, Inc.:
4.70%, 1/15/21		350	392,996
6.10%, 7/15/40		215	251,539
Unitymedia Hessen GmbH & Co. KG, 5.50%, 1/15/23 (a)		255	257,550
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		525	560,438
			27,016,278
Metals & Mining — 4.3%
Alcoa, Inc., 5.40%, 4/15/21		1,450	1,523,909
ArcelorMittal:
9.50%, 2/15/15		410	462,788
4.25%, 2/25/15		174	179,660
4.25%, 8/05/15		233	241,235
4.25%, 3/01/16		175	180,250
5.00%, 2/25/17		243	252,842

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
ArcelorMittal (concluded):
6.13%, 6/01/18	USD	313	$337,507
6.75%, 2/25/22 (e)		252	277,479
Barrick Gold Corp., 2.90%, 5/30/16		1,690	1,775,507
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (a)		1,565	1,543,799
Falconbridge Ltd., 6.20%, 6/15/35		1,250	1,361,800
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		540	537,202
5.45%, 3/15/43 (a)		450	447,948
New Gold, Inc. (a):
7.00%, 4/15/20		105	113,400
6.25%, 11/15/22		440	463,100
New World Resources NV, 7.88%, 5/01/18	EUR	165	220,904
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (a)	USD	475	504,598
Novelis, Inc., 8.75%, 12/15/20		4,120	4,614,400
Teck Resources Ltd., 5.38%, 10/01/15		2,359	2,598,979
			17,637,307
Multiline Retail — 0.3%
Dufry Finance SCA, 5.50%, 10/15/20 (a)		1,260	1,313,550
Oil, Gas & Consumable Fuels — 11.2%
Access Midstream Partners LP, 6.13%, 7/15/22		400	429,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,203,042
BP Capital Markets Plc, 3.13%, 10/01/15 (e)		330	349,598
Burlington Resources Finance Co., 7.40%, 12/01/31 (e)		875	1,223,184
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		400	420,000
Cenovus Energy, Inc., 6.75%, 11/15/39		750	988,233
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36 (e)		535	678,285
Continental Resources, Inc., 5.00%, 9/15/22		486	522,450
Denbury Resources, Inc., 4.63%, 7/15/23		623	611,319
El Paso Natural Gas Co. LLC, 8.38%, 6/15/32		275	390,763
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		240	289,967
Energy Transfer Partners LP, 6.50%, 2/01/42		500	577,145
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		455	514,150
Enterprise Products Operating LLC:
4.05%, 2/15/22		1,250	1,359,645
6.13%, 10/15/39		700	825,763
5.95%, 2/01/41		500	585,478
Series L, 6.30%, 9/15/17		575	693,642
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)(e)		505	633,385
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,300	1,550,585
6.50%, 9/01/39		3,000	3,627,495
6.55%, 9/15/40		110	134,430
6.38%, 3/01/41		150	180,688
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		110	123,750
Linn Energy LLC, 6.25%, 11/01/19 (a)		355	362,100
Marathon Petroleum Corp., 6.50%, 3/01/41		997	1,252,804
MarkWest Energy Partners LP:
5.50%, 2/15/23		160	168,000
4.50%, 7/15/23		206	201,365
MidAmerican Energy Co., 5.80%, 10/15/36		700	877,932
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		800	989,205
6.50%, 9/15/37		1,900	2,492,217
Newfield Exploration Co., 5.63%, 7/01/24		710	741,950
Nexen, Inc., 7.50%, 7/30/39		1,000	1,433,105
Offshore Group Investments Ltd., 11.50%, 8/01/15		163	177,670
PBF Holding Co. LLC, 8.25%, 2/15/20 (a)		110	119,625
PDC Energy, Inc., 7.75%, 10/15/22 (a)		300	317,250
Petrobras International Finance Co.:
3.88%, 1/27/16		1,340	1,400,741
5.75%, 1/20/20		1,725	1,914,862

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Pioneer Natural Resources Co., 3.95%, 7/15/22	USD	350	$364,750
Plains Exploration & Production Co., 6.88%, 2/15/23		950	1,094,875
Premier Oil Plc, 5.00%, 6/09/18		1,900	1,992,625
Range Resources Corp., 5.75%, 6/01/21		935	995,775
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (a)		2,246	2,318,995
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		1,475	1,629,875
6.50%, 11/01/20 (a)		475	501,125
SandRidge Energy, Inc., 7.50%, 2/15/23		588	615,930
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17		1,040	1,278,551
Western Gas Partners LP:
5.38%, 6/01/21		710	802,705
4.00%, 7/01/22		200	207,069
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	3,077,585
			46,240,683
Paper & Forest Products — 0.3%
Boise Paper Holdings LLC:
9.00%, 11/01/17		180	194,625
8.00%, 4/01/20		155	170,887
International Paper Co.:
7.50%, 8/15/21		75	97,868
4.75%, 2/15/22		420	471,177
6.00%, 11/15/41		435	507,082
NewPage Corp., 11.38%, 12/31/14 (d)(h)		397	—
			1,441,639
Pharmaceuticals — 0.4%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	293,748
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)	USD	520	596,700
Valeant Pharmaceuticals International, 6.38%, 10/15/20 (a)		575	618,844
			1,509,292
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 5.63%, 3/01/23 (a)		247	248,544
Simon Property Group LP, 4.75%, 3/15/42		835	885,314
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		275	304,264
Vornado Realty LP, 5.00%, 1/15/22		1,185	1,315,747
			2,753,869
Real Estate Management & Development — 0.8%
Lennar Corp., 4.75%, 11/15/22 (a)		440	425,150
Mattamy Group Corp., 6.50%, 11/15/20 (a)		540	537,975
Punch Taverns Finance Plc, Series A2R, 6.82%, 7/15/20	GBP	704	1,076,013
Realogy Corp. (a)(e):
7.88%, 2/15/19	USD	374	406,725
7.63%, 1/15/20		520	586,300
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	338,649
			3,370,812
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		950	1,147,220
The Hertz Corp., 7.38%, 1/15/21		620	683,550
			1,830,770
Semiconductors & Semiconductor Equipment — 0.2%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (a)		470	480,575
Spansion LLC, 7.88%, 11/15/17		390	411,450
			892,025
Software — 0.5%
IAC/InterActiveCorp, 4.75%, 12/15/22 (a)		598	584,545
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		555	561,938
Oracle Corp., 5.38%, 7/15/40 (e)		775	935,416
			2,081,899

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	25

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Specialty Retail — 0.5%
The Home Depot, Inc., 5.88%, 12/16/36 (e)	USD	830	$1,052,685
New Academy Finance Co. LLC, 8.00%, 6/15/18 (a)(i)		244	251,930
QVC, Inc. (a):
7.50%, 10/01/19		395	435,958
7.38%, 10/15/20		275	304,821
5.13%, 7/02/22		35	37,009
			2,082,403
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22		490	483,262
Thrifts & Mortgage Finance — 0.3%
Radian Group, Inc., 5.38%, 6/15/15		1,400	1,400,000
Tobacco — 1.1%
Altria Group, Inc.:
9.95%, 11/10/38		800	1,330,455
10.20%, 2/06/39		1,388	2,352,645
Reynolds American, Inc., 4.75%, 11/01/42		1,050	1,027,370
			4,710,470
Wireless Telecommunication Services — 2.2%
America Movil SAB de CV, 2.38%, 9/08/16		795	823,162
Crown Castle International Corp., 5.25%, 1/15/23 (a)		465	476,625
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,560	1,894,428
Digicel Group Ltd., 8.25%, 9/30/20 (a)		460	490,590
Digicel Ltd. (a):
8.25%, 9/01/17		150	158,250
6.00%, 4/15/21 (c)		445	443,887
MetroPCS Wireless, Inc., 6.63%, 11/15/20		660	690,525
Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,590,971
SBA Tower Trust, 5.10%, 4/15/42 (a)		360	403,894
Sprint Capital Corp., 6.88%, 11/15/28		570	575,700
Sprint Nextel Corp. (a):
9.00%, 11/15/18		530	657,200
7.00%, 3/01/20		770	900,900
			9,106,132
Total Corporate Bonds — 82.8%			340,519,616

Foreign Agency Obligations — 0.1%
Italy Government International Bond, 5.38%, 6/15/33		455	462,708

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.4%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		953	860,374
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,344	1,186,368
Series 2006-OA21, Class A1, 0.39%, 3/20/47 (b)		757	514,744
Series 2007-HY4, Class 4A1, 5.05%, 6/25/47 (b)		684	553,527
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.40%, 4/25/46 (b)		306	206,062
Series 2007-10, Class A22, 6.00%, 7/25/37		528	471,869
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		1,204	1,185,366
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.20%, 6/19/35 (b)		911	924,132
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		484	463,503
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		645	608,839
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.38%, 12/25/36 (b)	USD	557	$451,768
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		771	658,967
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		232	212,285
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.97%, 5/25/36 (b)		619	493,468
Monastery BV, Series 2004-I, Class A2, 0.52%, 3/17/37 (b)	EUR	957	1,070,896
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A21, 6.00%, 7/25/37	USD	43	42,417
			9,904,585
Commercial Mortgage-Backed Securities — 12.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4:
Series 2007-1, 5.45%, 1/15/49		500	570,795
Series 2007-2, 5.63%, 4/10/49 (b)		750	868,175
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	867,762
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.06%, 12/10/49 (b)		1,370	1,626,675
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,093	1,228,286
Commercial Mortgage Pass-Through Certificates:
Series 2006-C7, Class AM, 5.77%, 6/10/46 (b)		1,750	1,924,666
Series 2013-LC6, Class B, 3.74%, 1/10/46		695	715,320
Series 2013-LC6, Class D, 4.29%, 1/10/46 (a)(b)		835	762,006
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.80%, 6/15/38 (b)		1,000	1,098,945
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,925,779
Series 2010-RR2, Class 2A, 5.76%, 9/15/39 (a)(b)		1,010	1,159,595
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	730,171
DBRR Trust, Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)(b)		365	417,394
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A4, 5.86%, 7/10/38 (b)		1,165	1,318,213
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,190	2,495,188
GS Mortgage Securities Corp. II:
Series 2007-GG10, Class A4, 5.79%, 8/10/45 (b)(e)		435	497,085
Series 2013-GC10, Class B, 3.68%, 2/10/46 (a)		1,250	1,285,841
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		2,248	2,298,647
Series 2004-LN2, Class A2, 5.12%, 7/15/41		820	859,954
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		330	356,979
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		730	694,324
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,456,181
Series 2007-C6, Class A4, 5.86%, 7/15/40		5,201	6,024,199
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,460	1,685,532
Morgan Stanley Capital I Trust (b):
Series 2007-HQ11, Class A4, 5.45%, 2/12/44		4,000	4,577,876
Series 2007-XLC1, Class A2, 0.56%, 7/17/17		124	119,282
Morgan Stanley Reremic Trust, Series 2011, Class A, 2.50%, 3/23/51 (a)		600	605,727
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		989	990,519
See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Titan Europe Plc, Series 2007-1X, Class A, 0.76%, 1/20/17 (b)	GBP	1,607	$2,048,313
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	4,203	4,247,949
Series 2007-C33, Class A4, 5.92%, 2/15/51 (b)		2,185	2,521,872
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		695	753,349
Series 2012-C8, Class C, 4.88%, 8/15/45 (b)		895	978,836
Series 2013-C11, Class D, 4.19%, 3/15/45 (a)(b)		800	764,750
			50,476,185
Interest Only Commercial Mortgage-Backed Securities — 1.3%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 1.93%, 8/15/45 (a)(b)		15,852	1,780,987
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.69%, 3/15/45 (a)(b)		9,551	1,395,889
WF-RBS Commercial Mortgage Trust, Class XA (a)(b):
Series 2012-C8, 2.25%, 8/15/45		6,065	824,576
Series 2012-C9, 2.28%, 11/15/45		10,842	1,552,528
			5,553,980
Total Non-Agency Mortgage-Backed Securities — 16.0%			65,934,750

Preferred Securities

Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.31%, 6/01/67 (b)		70	56,175
Commercial Banks — 0.1%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		505	505,631
Diversified Financial Services — 1.0%
JPMorgan Chase & Co., Series 1, 7.90% (b)(e)(j)		3,500	4,036,718
Electric Utilities — 0.5%
Electricite de France SA, 5.25% (a)(b)(j)		2,100	2,067,450
Insurance — 2.3%
The Allstate Corp., 6.50%, 5/15/67 (b)		1,950	2,106,000
American International Group, Inc., 8.18%, 5/15/68 (b)		195	257,644
Lincoln National Corp., 6.05%, 4/20/67 (b)		675	681,750
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		640	790,400
MetLife, Inc., 6.40%, 12/15/66		3,500	3,783,790
Swiss Re Capital I LP, 6.85% (a)(b)(j)		1,060	1,120,950
XL Group Plc, Series E, 6.50% (b)(j)		815	794,625
			9,535,159
Total Capital Trusts — 3.9%			16,201,133

Preferred Stocks		Shares
Commercial Banks — 1.0%
US Bancorp, Series G, 6.00% (b)		150,000	4,057,500

Trust Preferreds
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		14,773	414,914
Total Preferred Securities — 5.0%			20,673,547

Taxable Municipal Bonds		Par (000)	Value
City of Detroit Michigan, GO, Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/14	USD	1,525	$1,454,347
District of Columbia, Refunding RB, Howard University, Series B, 7.63%, 10/01/35		1,000	1,233,940
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,245,697
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,275	1,665,456
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		625	920,669
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, 7.06%, 4/01/57		1,000	1,144,870
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Series EE, 5.38%, 6/15/43		385	449,618
Series EE, 5.50%, 6/15/43		465	547,500
Series GG, Build America Bonds, 5.72%, 6/15/42		700	908,551
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		550	668,624
5.60%, 3/15/40		950	1,188,821
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	494,494
State of California, GO, Build America Bonds:
7.63%, 3/01/40		860	1,252,968
Various Purpose, 7.55%, 4/01/39		140	203,202
State of Illinois, GO, Pension Funding, 5.10%, 6/01/33		1,000	991,140
University of California, RB, Build America Bonds, 5.95%, 5/15/45		445	543,803
Total Taxable Municipal Bonds — 3.6%			14,913,700

US Government Sponsored Agency Securities
Agency Obligations — 3.3%
Fannie Mae:
1.94%, 10/09/19 (e)(k)		7,055	6,212,577
5.63%, 7/15/37 (l)		775	1,085,216
Federal Home Loan Bank (e):
5.25%, 12/09/22		675	870,463
5.37%, 9/09/24		1,075	1,390,643
Resolution Funding Corp. (k):
1.13%, 7/15/18		525	492,272
1.20%, 10/15/18		525	492,826
Tennessee Valley Authority, 5.25%, 9/15/39 (e)		2,355	3,025,914
			13,569,911
Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities, Series 2005-5, Class PK, 5.00%, 12/25/34		477	511,260
Freddie Mac Mortgage-Backed Securities, Series 2825, Class VP, 5.50%, 6/15/15		455	470,401
			981,661
Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Mortgage-Backed Securities (b):
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)		165	167,604
Series 2013-K24, Class B, 3.50%, 11/25/45 (a)		1,750	1,742,442
Series K013, Class A2, 3.97%, 1/25/21		940	1,063,116
			2,973,162

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	27

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
US Government Sponsored Agency Securities		Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 2.7%
Fannie Mae Mortgage-Backed Securities:
Series 2010-126, Class UI, 5.50%, 10/25/40	USD	5,342	$785,430
Series 2012-47, Class NI, 4.50%, 4/25/42		5,749	885,314
Series 2012-96, Class DI, 4.00%, 2/25/27		8,614	964,773
Series 2012-M9, Class X1, 4.08%, 12/25/17 (b)		13,284	2,149,675
Freddie Mac Mortgage-Backed Securities:
Series 2611, Class QI, 5.50%, 9/15/32		1,324	148,903
Series K021, Class X1, 1.51%, 6/25/22 (b)		7,081	788,308
Series K707, Class X1, 1.56%, 12/25/18 (b)		2,503	195,151
Series K710, Class X1, 1.78%, 5/25/19 (b)		8,637	814,000
Ginnie Mae Mortgage-Backed Securities (b):
Series 2009-78, Class SD, 6.00%, 9/20/32		6,824	1,274,811
Series 2011-52, Class NS, 6.47%, 4/16/41		18,743	3,117,804
			11,124,169
Mortgage-Backed Securities — 11.4%
Fannie Mae Mortgage-Backed Securities:
3.00%, 3/15/43–4/15/43 (m)		24,700	25,549,906
3.50%, 3/01/42		1,218	1,290,183
4.00%, 12/01/41		3,962	4,228,886
4.50%, 7/01/41		5,361	5,793,808
5.00%, 8/01/34		3,799	4,145,365
5.50%, 6/01/38		2,543	2,787,312
6.00%, 12/01/38		2,187	2,402,471
Freddie Mac Mortgage-Backed Securities, 6.00%, 11/01/13–12/01/18		451	486,020
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		65	72,810
			46,756,761
Total US Government Sponsored Agency Securities — 18.3%			75,405,664

US Treasury Obligations
US Treasury Bonds (e):
8.13%, 8/15/21		1,550	2,368,836
6.25%, 8/15/23		5,085	7,196,068
3.50%, 2/15/39		330	360,834
4.25%, 5/15/39		6,045	7,468,410
4.38%, 5/15/40		6,375	8,035,490
4.75%, 2/15/41		1,630	2,176,559
4.38%, 5/15/41		800	1,009,000
3.13%, 11/15/41		9,930	10,040,163
3.13%, 2/15/42		6,268	6,330,680
3.00%, 5/15/42		2,730	2,685,637
US Treasury Notes:
2.25%, 7/31/18		495	531,274
2.00%, 2/15/22 (e)		1,826	1,871,223
1.75%, 5/15/22		156	155,854
Total US Treasury Obligations — 12.2%			50,230,028
Warrants (n)		Shares	Value
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		90	—
Total Long-Term Investments
(Cost — $563,831,522) — 146.4%			$602,249,942

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (o)(p)		2,677,125	2,677,125
Total Short-Term Securities
(Cost — $2,677,125) — 0.7%			2,677,125

Options Purchased
(Cost — $1,734,751) — 0.3%			1,321,160
Total Investments Before TBA Sale Commitments and Options Written
(Cost — $568,243,398) — 147.4%			606,248,227

TBA Sale Commitments (m)		Par (000)
Fannie Mae Mortgage-Backed Securities, 3.00%, 3/15/43	USD	8,400	(8,696,625)
Total TBA Sale Commitments (Proceeds — $8,690,719) — (2.1)%			(8,696,625)

Options Written
(Premiums Received — $3,446,258) — (0.7)%			(2,733,943)
Total Investments, Net of TBA Sale Commitments and Options Written — 144.6%			594,817,659
Liabilities in Excess of Other Assets — (44.6)%			(183,617,467)
Net Assets — 100.0%			$411,200,192

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Deutsche Bank Securities, Inc.	$487,800	—
JPMorgan Chase & Co.	$493,750	—
JPMorgan Chase & Co.	$486,500	—
Citigroup Global Markets	$443,887	$(1,113)
Bank of New York Mellon	$477,500	—
Goldman Sachs & Co.	$490,510	—

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

(d)	Non-income producing security.
(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f)	Convertible security.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(m)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 28, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Group, Inc.	$16,875,594	$53,484
Deutsche Bank AG	$(22,313)	$(984)

(n)
Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(o)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	534,025	2,143,100	2,677,125	$1,715	$72

(p)	Represents the current yield as of report date.
•
For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of February 28, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.18%	5/09/12	Open	$1,039,000	$1,040,538
BNP Paribas Securities Corp.	0.19%	5/09/12	Open	367,950	368,525
BNP Paribas Securities Corp.	0.17%	7/18/12	Open	7,051,500	7,059,025
Barclays Capital, Inc.	0.35%	8/09/12	Open	4,342,543	4,351,156
Barclays Capital, Inc.	0.35%	8/21/12	Open	5,635,800	5,640,049
BNP Paribas Securities Corp.	0.11%	8/21/12	Open	2,791,425	2,793,063
Credit Suisse Securities (USA) LLC	0.25%	9/06/12	Open	1,903,605	1,905,932
Barclays Capital, Inc.	0.35%	9/18/12	Open	3,346,988	3,352,324
Deutsche Bank Securities	(0.63)%	10/24/12	Open	345,482	344,715
Bank of America Merrill Lynch	0.21%	12/10/12	Open	15,392,700	15,399,973
Bank of America Merrill Lynch	0.24%	12/10/12	Open	2,309,750	2,310,997
Credit Suisse Securities (USA) LLC	0.37%	12/17/12	Open	19,400,364	19,415,117
BNP Paribas Securities Corp.	0.35%	1/11/13	Open	4,741,000	4,743,259
Credit Suisse Securities (USA) LLC	0.35%	1/14/13	Open	2,166,425	2,167,394
UBS Securities LLC	(0.50)%	1/15/13	Open	496,600	496,290
UBS Securities LLC	(0.25)%	1/15/13	Open	484,487	484,336
UBS Securities LLC	0.28%	1/15/13	Open	3,529,338	3,530,573
UBS Securities LLC	0.32%	1/15/13	Open	16,979,175	16,985,966
UBS Securities LLC	0.33%	1/15/13	Open	2,483,125	2,484,150
UBS Securities LLC	0.34%	1/15/13	Open	20,680,084	20,688,874
UBS Securities LLC	0.35%	1/15/13	Open	941,250	941,662
BNP Paribas Securities Corp.	0.35%	1/22/13	Open	2,126,000	2,126,785
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	3,673,140	3,674,140
Deutsche Bank Securities, Inc.	(0.75)%	2/06/13	Open	257,040	256,917
Credit Suisse Securities (USA) LLC	0.20%	2/07/13	Open	2,418,000	2,418,148
Credit Suisse Securities (USA) LLC	0.22%	2/07/13	Open	2,949,638	2,949,854
Deutsche Bank Securities, Inc.	0.17%	2/07/13	Open	2,194,387	2,194,589
Deutsche Bank Securities, Inc.	0.23%	2/07/13	Open	6,155,488	6,156,089
Bank of America Merrill Lynch	0.20%	2/07/13	Open	8,032,500	8,033,236
UBS Securities LLC	0.34%	2/07/13	Open	1,737,375	1,737,736
BNP Paribas Securities Corp.	0.32%	2/08/13	Open	2,473,000	2,473,461

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	29

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse repurchase agreements outstanding as of February 28, 2013 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
HSBC Holdings Plc	0.27%	2/11/13	3/12/13	$20,276,909	$20,279,647
BNP Paribas Securities Corp.	0.20%	2/14/13	Open	9,942,413	9,943,034
BNP Paribas Securities Corp.	0.33%	2/14/13	Open	1,020,000	1,020,140
Barclays Capital, Inc.	(0.50)%	2/28/13	Open	371,377	371,372
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	3,378,000	3,378,032
Total				$183,433,858	$183,517,098

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
50	5-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	6,199,219	$11,842
399	30-Year US Treasury Bond	Chicago Board of Trade	June 2013	USD	57,368,719	21,143
40	Ultra Long US Treasury Bond	Chicago Board of Trade	June 2013	USD	6,320,000	(35,585)
300	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	74,538,750	28,703
349	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD	86,320,787	25,076
(15)	90-Day Euro-Dollar	Chicago Mercantile	March 2013	USD	3,738,938	(6,038)
(55)	2-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	12,125,781	(6,426)
(608)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	79,980,500	(282,000)
(12)	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	2,990,700	(3,780)
(12)	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	2,990,100	(7,059)
(16)	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	3,985,800	(13,342)
(12)	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	2,988,600	(9,354)
(9)	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	2,240,550	(5,348)
(9)	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	2,239,425	(8,900)
(9)	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	2,237,850	(9,848)
(40)	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	9,930,000	(51,783)
(281)	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	69,688,000	(29,294)
(40)	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	9,907,500	(63,610)
(349)	90-Day Euro-Dollar	Chicago Mercantile	September 2016	USD	86,037,225	(2,617)
Total						$(448,220)

•	Foreign currency exchange contracts as of February 28, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	421,000	USD	662,122	Royal Bank of Scotland Group Plc	4/17/13	$(23,595)
USD	803,177	EUR	610,000	BNP Paribas SA	4/17/13	6,541
USD	1,465,115	GBP	960,000	BNP Paribas SA	4/17/13	9,091
USD	425,257	GBP	268,237	Citigroup, Inc.	4/17/13	18,424
USD	159,501	GBP	99,323	Credit Suisse Group AG	4/17/13	8,858
USD	642,575	GBP	400,147	Credit Suisse Group AG	4/17/13	35,675
USD	111,188	GBP	69,600	Credit Suisse Group AG	4/17/13	5,626
USD	5,898,999	GBP	3,654,000	Deutsche Bank AG	4/17/13	357,008
USD	473,431	GBP	302,366	Deutsche Bank AG	4/17/13	14,836
USD	2,071,135	GBP	1,353,000	Deutsche Bank AG	4/17/13	19,051
USD	7,400,705	EUR	5,554,000	Citigroup, Inc.	4/23/13	147,073
Total						$598,588

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Over-the-counter interest rate swaptions purchased as of February 28, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
7-Year Interest Rate Swap	Citigroup, Inc.	Call	1.20%	Receive	3-month LIBOR	7/08/13	USD	11,700	$16,112
7-Year Interest Rate Swap	Deutsche Bank AG	Call	1.30%	Receive	3-month LIBOR	8/21/13	USD	9,900	32,683
7-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.39%	Receive	3-month LIBOR	10/06/14	USD	21,700	152,587
30-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	3.75%	Pay	3-month LIBOR	6/03/13	USD	2,400	2,976
7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.70%	Pay	3-month LIBOR	7/08/13	USD	16,700	104,861
7-Year Interest Rate Swap	Deutsche Bank AG	Put	1.80%	Pay	3-month LIBOR	8/21/13	USD	13,200	94,814
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.15%	Pay	3-month LIBOR	1/25/16	USD	2,500	112,322
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.75%	Pay	3-month LIBOR	2/16/16	USD	9,300	273,095
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.50%	Pay	3-month LIBOR	2/22/16	USD	10,000	357,303
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/16/17	USD	6,300	174,407
Total									$1,321,160

•	Over-the-counter interest rate swaptions written as of February 28, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
7-Year Interest Rate Swap	Morgan Stanley	Call	1.45%	Pay	3-month LIBOR	4/05/13	USD	10,000	$(45,852)
7-Year Interest Rate Swap	Citigroup, Inc.	Call	1.45%	Pay	3-month LIBOR	7/08/13	USD	11,700	(74,185)
7-Year Interest Rate Swap	Deutsche Bank AG	Call	1.55%	Pay	3-month LIBOR	8/21/13	USD	9,900	(98,182)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	2.06%	Pay	3-month LIBOR	4/09/14	USD	16,100	(601,312)
5-Year Interest Rate Swap	BNP Paribas SA	Call	1.15%	Pay	3-month LIBOR	6/09/14	USD	30,300	(207,371)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD	15,500	(65,950)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.48%	Pay	3-month LIBOR	7/31/14	USD	10,000	(140,910)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.00%	Pay	3-month LIBOR	8/01/14	USD	9,700	(41,107)
5-Year Interest Rate Swap	Goldman Sachs Group, Inc.	Call	1.25%	Pay	3-month LIBOR	2/04/15	USD	6,200	(47,147)
7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.95%	Receive	3-month LIBOR	7/08/13	USD	16,700	(48,788)
7-Year Interest Rate Swap	Deutsche Bank AG	Put	2.05%	Receive	3-month LIBOR	8/21/13	USD	13,200	(50,796)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.06%	Receive	3-month LIBOR	4/09/14	USD	16,100	(85,287)
5-Year Interest Rate Swap	BNP Paribas SA	Put	2.15%	Receive	3-month LIBOR	6/09/14	USD	30,300	(193,544)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	15,500	(136,543)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	1.48%	Receive	3-month LIBOR	7/31/14	USD	10,000	(176,284)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.00%	Receive	3-month LIBOR	8/01/14	USD	9,700	(92,634)
7-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.39%	Receive	3-month LIBOR	10/06/14	USD	21,700	(402,164)
5-Year Interest Rate Swap	Goldman Sachs Group, Inc.	Put	2.25%	Receive	3-month LIBOR	2/04/15	USD	6,200	(82,489)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/16/17	USD	12,600	(143,398)
Total									$(2,733,943)

•	Credit default swaps — buy protection outstanding as of February 28, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Radian Group, Inc.	5.00%	Citigroup, Inc.	6/20/15	USD	1,400	$(83,197)
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	1,800	(40,920)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(17)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(17)
Total						$(124,151)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	31

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Credit default swaps — sold protection outstanding as of February 28, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MetLife, Inc.	1.00%	Credit Suisse Group AG	9/20/16	A-	USD	535	$36,926
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	730	46,262
MetLife, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/16	A-	USD	500	30,886
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	900	55,995
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	275	15,387
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	298	16,973
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	285	17,585
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley	12/13/49	AA	USD	525	39,810
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley	2/17/51	A	USD	525	42,507
Total							$302,331
[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of February 28, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.39%[3]	3-month LIBOR	JPMorgan Chase & Co.	11/29/14	USD	50,000	$(18,750)
0.40%[3]	3-month LIBOR	Goldman Sachs Group, Inc.	12/27/14	USD	30,000	(12,195)
0.66%[4]	6-month EURIBOR	Deutsche Bank AG	2/05/15	EUR	5,000	22,054
1.18%[3]	3-month LIBOR	JPMorgan Chase & Co.	10/05/19	USD	15,800	147,065
1.48%[4]	3-month LIBOR	Deutsche Bank AG	2/25/20	USD	4,600	20,806
1.41%[4]	3-month LIBOR	Bank of America Corp.	2/28/20	USD	5,800	(2,290)
1.41%[4]	3-month LIBOR	JPMorgan Chase & Co.	3/01/20	USD	2,400	(1,056)
1.41%[4]	3-month LIBOR	JPMorgan Chase & Co.	3/04/20	USD	18,000	(11,750)
1.89%[3]	3-month LIBOR	JPMorgan Chase & Co.	10/08/21	USD	11,900	146,395
1.89%[4]	6-month EURIBOR	Citigroup, Inc.	6/27/22	EUR	1,800	46,955
1.90%[3]	3-month LIBOR	Royal Bank of Scotland Group Plc	1/28/23	USD	400	2,298
1.72%[4]	6-month EURIBOR	Deutsche Bank AG	1/28/23	EUR	1,200	(2,872)
1.97%[4]	3-month LIBOR	Deutsche Bank AG	1/29/23	USD	1,000	736
2.08%[4]	3-month LIBOR	Deutsche Bank AG	2/19/23	USD	2,800	28,509
2.06%[4]	3-month LIBOR	Deutsche Bank AG	2/25/23	USD	3,400	27,406
2.58%[3]	6-month EURIBOR	Deutsche Bank AG	11/11/41	EUR	350	(17,925)
2.68%[3]	6-month EURIBOR	Deutsche Bank AG	11/18/41	EUR	745	(58,915)
3.07%[3]	3-month LIBOR	Barclays Plc	3/21/42	USD	4,000	(106,193)
2.15%[3]	6-month EURIBOR	Citigroup, Inc.	6/27/42	EUR	770	48,886
2.49%[3]	3-month LIBOR	Deutsche Bank AG	7/05/42	USD	2,900	272,061
2.52%[3]	3-month LIBOR	Citigroup, Inc.	9/04/42	USD	1,600	139,724
2.49%[3]	6-month EURIBOR	Citigroup, Inc.	1/15/43	EUR	500	(13,085)
3.05%[3]	3-month LIBOR	Deutsche Bank AG	2/07/43	USD	4,800	(97,771)
2.95%[3]	3-month LIBOR	JPMorgan Chase & Co.	3/04/43	USD	2,600	1,070
Total						$561,163
[3]	Trust pays the fixed rate and receives the floating rate.
[4]	Trust pays the floating rate and receives the fixed rate.

•
Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$26,235,503	$7,728,225	$33,963,728
Common Stocks	—	—	146,201	146,201
Corporate Bonds	—	334,194,826	6,324,790	340,519,616
Foreign Agency Obligations	—	462,708	—	462,708
Non-Agency Mortgage-Backed Securities	—	65,050,718	884,032	65,934,750
Preferred Securities	$4,472,414	16,201,133	—	20,673,547
Taxable Municipal Bonds	—	14,913,700	—	14,913,700
US Government Sponsored Agency Securities	—	75,405,664	—	75,405,664
US Treasury Obligations	—	50,230,028	—	50,230,028
Short-Term Securities	2,677,125	—	—	2,677,125
Options Purchased:
Interest Rate Contracts	—	1,321,160	—	1,321,160
Liabilities:
Investments:
TBA Sale Commitments	—	(8,696,625)	—	(8,696,625)
Total	$7,149,539	$575,318,815	$15,083,248	$597,551,602

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$302,331	—	$302,331
Foreign currency exchange contracts	—	622,183	—	622,183
Interest rate contracts	$86,764	903,965	—	990,729
Liabilities:
Credit contracts	—	(124,151)	—	(124,151)
Foreign currency exchange contracts	—	(23,595)	—	(23,595)
Interest rate contracts	(534,984)	(3,076,745)	—	(3,611,729)
Total	$(448,220)	$(1,396,012)	—	$(1,844,232)
[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$60,313	—	—	$60,313
Foreign currency at value	159,393	—	—	159,393
Cash pledged as collateral for financial futures contracts	882,000	—	—	882,000
Cash pledged as collateral for reverse repurchase agreements	1,615,619	—	—	1,615,619
Cash pledged as collateral for swaps	3,210,000	—	—	3,210,000
Liabilities:
Reverse repurchase agreements	—	$(183,433,858)	—	(183,433,858)
Cash received as collateral for swaps	—	(1,100,000)	—	(1,100,000)
Total	$5,927,325	$(184,533,858)	—	$(178,606,533)

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	33

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of August 31, 2012	$1,505,315	$1	$5,224,808	$511,457	$7,241,581
Transfers into Level 3[1]	—	—	4,712,948	—	4,712,948
Transfers out of Level 3[2]	(365,529)	—	—	—	(365,529)
Accrued discounts/premiums	(212,482)	—	(11,673)	2,052	(222,103)
Net realized gain (loss)	6	—	1,445	27,721	29,172
Net change in unrealized appreciation/depreciation[3]	254,004	146,200	(304,989)	7,530	102,745
Purchases	6,603,254	—	—	755,446	7,358,700
Sales	(56,343)	—	(3,297,749)	(420,174)	(3,774,266)
Closing Balance, as of February 28, 2013	$7,728,225	$146,201	$6,324,790	$884,032	$15,083,248
[1]	As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,712,948 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $365,529 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held as of February 28, 2013 was $365,574.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments February 28, 2013 (Unaudited)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Auto Components — 0.5%
Dana Holding Corp.	91,707	$1,534,258
Delphi Automotive Plc	13,100	543,998
		2,078,256
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	10,590	158,109
Capital Markets — 1.7%
American Capital Ltd. (a)	412,530	5,767,169
E*Trade Financial Corp. (a)	109,400	1,171,674
Uranium Participation Corp. (a)	53,140	275,169
		7,214,012
Chemicals — 0.5%
ADA-ES, Inc. (a)	2,690	71,473
CF Industries Holdings, Inc.	5,300	1,064,399
Huntsman Corp.	51,100	880,453
		2,016,325
Commercial Banks — 0.6%
CIT Group, Inc. (a)	57,665	2,413,857
Communications Equipment — 0.3%
Loral Space & Communications Ltd.	19,132	1,114,248
Diversified Financial Services — 0.7%
Bank of America Corp.	35,400	397,542
Kcad Holdings I Ltd. (a)	422,854,200	2,854,266
		3,251,808
Diversified Telecommunication Services — 0.2%
Broadview Networks Holdings, Inc. (a)	49,725	332,660
Level 3 Communications, Inc. (a)	33,620	671,728
		1,004,388
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	109,685	1
Energy Equipment & Services — 0.9%
Laricina Energy Ltd. (a)	70,588	2,395,714
Osum Oil Sands Corp. (a)	120,000	1,585,454
		3,981,168
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Corp. (a)	59,623	745,288
Travelport LLC (a)	113,632	1,136
		746,424
Insurance — 1.0%
American International Group, Inc. (a)	117,041	4,448,728
Media — 1.3%
Belo Corp., Class A	32,921	284,438
Charter Communications, Inc., Class A (a)	63,429	5,479,631
Clear Channel Outdoor Holdings, Inc., Class A (a)	14,202	107,935
		5,872,004
Metals & Mining — 0.1%
African Minerals Ltd. (a)	65,551	280,079
Peninsula Energy Ltd. (a)	11,250,902	375,911
		655,990
Oil, Gas & Consumable Fuels — 0.0%
African Petroleum Corp. Ltd. (a)	294,600	57,175
Paper & Forest Products — 1.0%
Ainsworth Lumber Co. Ltd. (a)	728,451	2,309,852
Ainsworth Lumber Co. Ltd. (a)(b)	208,741	659,875
NewPage Corp. (a)	12,520	1,064,200
Western Forest Products, Inc. (a)	74,889	95,483
Western Forest Products, Inc. (a)	74,936	90,831
		4,220,241
Semiconductors & Semiconductor Equipment — 0.3%
Freescale Semiconductor Ltd. (a)	6,695	103,304
NXP Semiconductors NV (a)	14,053	454,193
Spansion, Inc., Class A (a)	58,263	685,173
Common Stocks		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
SunPower Corp. (a)		200	$2,348
			1,245,018
Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		737	7
HMH Holdings/EduMedia (a)		30,127	552,312
			552,319
Total Common Stocks — 9.4%			41,030,071

Corporate Bonds		Par (000)
Aerospace & Defense — 1.0%
Bombardier, Inc., 4.25%, 1/15/16 (b)	USD	900	933,750
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		240	261,450
7.13%, 3/15/21		375	408,750
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,244	1,373,065
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		690	709,030
Spirit Aerosystems, Inc., 7.50%, 10/01/17		498	527,880
			4,213,925
Air Freight & Logistics — 0.4%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		822	826,775
Series 2, 12.38%, 8/16/15		833	837,101
			1,663,876
Airlines — 1.7%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		999	1,039,334
Continental Airlines Pass-Through Trust:
Series 1997-4, Class B, 6.90%, 7/02/18		34	33,989
Series 2010-1, Class B, 6.00%, 7/12/20		571	588,248
Series 2012-3, Class C, 6.13%, 4/29/18		1,370	1,366,575
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1, 6.72%, 7/02/24		867	959,763
Series 2009-1, Class B, 9.75%, 6/17/18		257	285,173
Series 2010-1, Class B, 6.38%, 7/02/17		800	834,000
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		837	883,006
Series 2012-1, Class C, 9.13%, 10/01/15		622	665,540
Series 2012-2, Class B, 6.75%, 12/03/22		600	627,000
			7,282,628
Auto Components — 2.0%
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)		300	306,000
Dana Holding Corp., 6.75%, 2/15/21		660	718,575
Delphi Corp.:
6.13%, 5/15/21		115	125,350
5.00%, 2/15/23		225	234,281
Icahn Enterprises LP, 8.00%, 1/15/18		4,455	4,772,419
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		585	640,575
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	712	1,211,053
Titan International, Inc., 7.88%, 10/01/17	USD	685	734,662
			8,742,915
Beverages — 0.1%
Crown European Holdings SA:
7.13%, 8/15/18	EUR	91	128,607
7.13%, 8/15/18 (b)		230	325,049
Refresco Group BV, 7.38%, 5/15/18		107	146,022
			599,678
Building Products — 0.9%
Building Materials Corp. of America (b):
7.00%, 2/15/20	USD	810	876,825
6.75%, 5/01/21		1,170	1,256,288

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	35

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Building Products (concluded)
Grohe Holding GmbH, 8.75%, 12/15/17 (c)	EUR	100	$136,756
Momentive Performance Materials, Inc., 8.88%, 10/15/20	USD	515	528,519
USG Corp., 9.75%, 1/15/18		1,045	1,229,181
			4,027,569
Capital Markets — 0.4%
E*Trade Financial Corp., 0.01%, 8/31/19 (b)(d)(e)		356	372,242
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (b)		670	787,904
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		699	702,495
			1,862,641
Chemicals — 3.4%
Axiall Corp., 4.88%, 5/15/23 (b)		260	263,900
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		610	805,200
Celanese US Holdings LLC, 5.88%, 6/15/21		1,905	2,081,212
Ciech Group Financing AB, 9.50%, 11/30/19	EUR	137	194,958
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)	USD	552	560,970
Huntsman International LLC, 8.63%, 3/15/21		250	282,500
INEOS Finance Plc, 7.50%, 5/01/20 (b)		570	614,175
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	505	731,681
Kraton Polymers LLC, 6.75%, 3/01/19	USD	185	192,400
LyondellBasell Industries NV, 5.75%, 4/15/24 (f)		3,870	4,498,875
Nexeo Solutions LLC, 8.38%, 3/01/18		135	131,962
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		335	355,100
PolyOne Corp., 7.38%, 9/15/20		320	354,400
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,095	1,133,325
Tronox Finance LLC, 6.38%, 8/15/20 (b)		1,997	1,984,519
US Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75%, 2/01/21	EUR	100	133,166
7.38%, 5/01/21 (b)	USD	525	543,375
			14,861,718
Commercial Banks — 0.9%
CIT Group, Inc.:
5.25%, 3/15/18		830	892,250
6.63%, 4/01/18 (b)		455	516,425
5.50%, 2/15/19 (b)		790	859,125
5.00%, 8/15/22		710	759,700
6.00%, 4/01/36		810	793,500
			3,821,000
Commercial Services & Supplies — 2.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		412	442,900
ARAMARK Holdings Corp. (b):
8.63%, 5/01/16 (g)		650	663,006
5.75%, 3/15/20 (h)		962	981,240
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		800	865,874
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		223	234,158
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		38	40,850
Casella Waste Systems, Inc., 7.75%, 2/15/19		79	75,643
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (b)		918	929,475
Clean Harbors, Inc., 5.25%, 8/01/20		780	803,400
Covanta Holding Corp., 6.38%, 10/01/22		940	1,019,275
EC Finance Plc, 9.75%, 8/01/17	EUR	621	881,687
HDTFS, Inc. (b):
5.88%, 10/15/20	USD	95	98,800
6.25%, 10/15/22		395	424,625
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)		112	118,580
Mobile Mini, Inc., 7.88%, 12/01/20		545	606,313
RSC Equipment Rental, Inc., 8.25%, 2/01/21		686	777,752
Verisure Holding AB:
8.75%, 9/01/18	EUR	174	245,339
8.75%, 12/01/18		134	178,443
West Corp., 8.63%, 10/01/18	USD	205	218,325
			9,605,685
Corporate Bonds		Par (000)	Value
Communications Equipment — 1.1%
Alcatel-Lucent USA, Inc.:
6.50%, 1/15/28	USD	85	$65,450
6.45%, 3/15/29		279	216,922
Avaya, Inc., 9.75%, 11/01/15		893	878,489
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,400	1,564,500
10.13%, 7/01/20		1,880	2,204,300
			4,929,661
Computers & Peripherals — 0.2%
EMC Corp., Series B, 1.75%, 12/01/13 (d)		298	430,983
SanDisk Corp., 1.50%, 8/15/17 (d)		425	523,281
			954,264
Construction & Engineering — 0.3%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		275	285,312
H&E Equipment Services, Inc., 7.00%, 9/01/22 (b)		654	716,130
Weekley Homes LLC, 6.00%, 2/01/23 (b)		230	234,600
			1,236,042
Construction Materials — 2.1%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	201	282,280
HD Supply, Inc. (b):
8.13%, 4/15/19	USD	1,870	2,106,087
11.00%, 4/15/20		1,945	2,343,725
7.50%, 7/15/20		2,855	2,858,569
11.50%, 7/15/20		775	893,188
HeidelbergCement AG, 7.50%, 4/03/20	EUR	81	127,428
Xefin Lux SCA, 8.00%, 6/01/18 (b)		376	527,090
			9,138,367
Consumer Finance — 0.2%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	660	719,400
Springleaf Finance, 6.90%, 12/15/17		155	151,900
			871,300
Containers & Packaging — 2.1%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	200	283,304
7.38%, 10/15/17		100	141,652
7.38%, 10/15/17 (b)		600	849,913
7.38%, 10/15/17 (b)	USD	200	217,750
9.13%, 10/15/20 (b)		590	643,100
9.13%, 10/15/20 (b)		459	502,605
7.00%, 11/15/20 (b)		912	914,280
4.88%, 11/15/22 (b)		218	214,730
5.00%, 11/15/22	EUR	320	414,643
Berry Plastics Corp.:
4.18%, 9/15/14 (c)	USD	445	445,000
8.25%, 11/15/15		175	182,385
9.75%, 1/15/21		270	311,850
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	867	1,134,968
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	16	17,440
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		180	175,950
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	394	558,212
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	550	605,000
Pactiv LLC, 7.95%, 12/15/25		605	567,187
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		815	900,575
			9,080,544
Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17 (b)		2,030	2,136,575
Diversified Consumer Services — 2.1%
313 Group, Inc. (b):
6.38%, 12/01/19		1,456	1,419,600
8.75%, 12/01/20		882	870,975

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Diversified Consumer Services (concluded)
Laureate Education, Inc., 9.25%, 9/01/19 (b)	USD	1,845	$2,006,437
Service Corp. International, 7.00%, 6/15/17		4,095	4,632,469
ServiceMaster Co., 8.00%, 2/15/20		280	296,800
			9,226,281
Diversified Financial Services — 5.2%
Air Lease Corp., 4.50%, 1/15/16		880	899,800
Aircastle, Ltd.:
6.75%, 4/15/17		550	606,375
6.25%, 12/01/19		481	518,278
Ally Financial, Inc.:
7.50%, 12/31/13		460	483,000
8.00%, 11/01/31		4,534	5,695,837
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		610	601,613
Co-Operative Group Ltd. (i):
5.63%, 7/08/20	GBP	250	397,467
6.25%, 7/08/26		100	159,745
DPL, Inc.:
6.50%, 10/15/16	USD	450	472,500
7.25%, 10/15/21		1,275	1,367,438
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	706	1,156,720
General Motors Financial Co., Inc., 6.75%, 6/01/18	USD	460	529,000
Lehman Brothers Holdings, Inc. (a)(j):
1.00%, 5/17/13		915	237,900
5.38%, 10/17/13	EUR	200	71,152
4.75%, 1/16/14		1,130	402,011
1.00%, 2/05/14		2,350	820,701
1.00%, 9/22/18	USD	255	66,300
Leucadia National Corp., 8.13%, 9/15/15		1,148	1,297,240
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		365	391,919
9.00%, 4/15/19		700	742,000
7.88%, 8/15/19		485	535,925
9.88%, 8/15/19		910	996,450
5.75%, 10/15/20		3,080	3,180,100
WMG Acquisition Corp.:
11.50%, 10/01/18		618	717,653
6.00%, 1/15/21 (b)		449	464,715
			22,811,839
Diversified Telecommunication Services — 2.4%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		765	747,787
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., 6.38%, 9/15/20 (b)		705	728,794
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)		515	583,237
Level 3 Communications, Inc., 8.88%, 6/01/19 (b)		475	513,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,736	1,892,240
7.00%, 6/01/20 (b)		639	670,950
8.63%, 7/15/20		1,260	1,398,600
Lynx I Corp., 5.38%, 4/15/21 (b)		420	430,500
OTE Plc, 7.25%, 2/12/15	EUR	256	335,892
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		431	576,759
6.75%, 8/15/24		520	709,436
tw telecom holdings, Inc., 5.38%, 10/01/22	USD	440	458,700
Windstream Corp.:
8.13%, 8/01/13		510	523,362
7.88%, 11/01/17		630	713,475
7.50%, 4/01/23		120	125,400
6.38%, 8/01/23 (b)		120	117,600
			10,525,732
Corporate Bonds		Par (000)	Value
Electric Utilities — 0.7%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17	USD	433	$480,449
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,800	2,400,044
			2,880,493
Electrical Equipment — 0.6%
Belden, Inc., 5.50%, 9/01/22 (b)	USD	550	563,750
General Cable Corp., 5.75%, 10/01/22 (b)		890	912,250
Techem GmbH:
6.13%, 10/01/19	EUR	633	878,064
6.13%, 10/01/19 (b)		105	145,650
			2,499,714
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	350	420,875
NXP BV/NXP Funding LLC, 9.75%, 8/01/18 (b)		100	114,250
			535,125
Energy Equipment & Services — 3.7%
Atwood Oceanics, Inc., 6.50%, 2/01/20		205	222,937
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		497	499,485
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		365	376,406
6.50%, 6/01/21		1,855	1,929,200
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)		1,602	1,658,070
Genesis Energy LP, 5.75%, 2/15/21 (b)		250	258,750
Gulfmark Offshore, Inc., 6.38%, 3/15/22		230	237,475
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		465	488,250
MEG Energy Corp. (b):
6.50%, 3/15/21		2,025	2,136,375
6.38%, 1/30/23		535	553,725
Oil States International, Inc.:
6.50%, 6/01/19		470	502,900
5.13%, 1/15/23 (b)		200	200,000
Peabody Energy Corp.:
6.00%, 11/15/18		340	361,250
6.25%, 11/15/21		1,720	1,788,800
7.88%, 11/01/26		555	593,850
4.75%, 12/15/41 (d)		1,055	896,091
Precision Drilling Corp.:
6.63%, 11/15/20		115	122,188
6.50%, 12/15/21		440	466,400
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		349	366,450
Seadrill Ltd., 5.63%, 9/15/17 (b)		2,009	2,034,112
Tervita Corp., 8.00%, 11/15/18 (b)		549	565,470
			16,258,184
Food & Staples Retailing — 0.3%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	393	605,144
Rite Aid Corp., 9.25%, 3/15/20	USD	555	621,600
Zobele Holding SpA, 7.88%, 2/01/18	EUR	140	185,518
			1,412,262
Food Products — 0.5%
Darling International, Inc., 8.50%, 12/15/18	USD	170	193,375
Del Monte Corp., 7.63%, 2/15/19		90	93,375
Post Holdings, Inc., 7.38%, 2/15/22		840	907,200
Smithfield Foods, Inc., 6.63%, 8/15/22		702	763,425
			1,957,375
Health Care Equipment & Supplies — 2.3%
Biomet, Inc. (b):
6.50%, 8/01/20		2,623	2,773,822
6.50%, 10/01/20		3,189	3,284,670
DJO Finance LLC:
8.75%, 3/15/18		560	618,100
7.75%, 4/15/18		155	154,225
9.88%, 4/15/18		620	661,850

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	37

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (concluded)
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)	USD	420	$457,800
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (b)		308	333,410
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		800	918,000
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (b)		485	475,300
Teleflex, Inc., 6.88%, 6/01/19		435	473,063
			10,150,240
Health Care Providers & Services — 8.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		845	906,262
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	130	198,696
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	1,180	1,240,475
7.13%, 7/15/20		669	720,848
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	694	960,414
Crown Newco 3 Plc:
7.00%, 2/15/18	GBP	200	313,271
7.00%, 2/15/18 (b)		547	856,796
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	1,319	1,375,057
HCA Holdings, Inc., 6.25%, 2/15/21		1,619	1,708,045
HCA, Inc.:
8.50%, 4/15/19		200	221,500
6.50%, 2/15/20		3,030	3,393,600
7.88%, 2/15/20		405	449,044
7.25%, 9/15/20		3,560	3,951,600
5.88%, 3/15/22		325	350,188
4.75%, 5/01/23		1,544	1,540,140
Hologic, Inc., 6.25%, 8/01/20 (b)		2,366	2,496,130
IASIS Healthcare LLC, 8.38%, 5/15/19		965	993,950
INC Research LLC, 11.50%, 7/15/19 (b)		516	550,830
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		930	969,525
Omnicare, Inc.:
7.75%, 6/01/20		1,460	1,620,600
3.75%, 4/01/42 (d)		236	246,030
Symbion, Inc., 8.00%, 6/15/16		510	532,950
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,579	1,748,742
8.88%, 7/01/19		4,505	5,090,650
6.75%, 2/01/20		775	829,250
4.50%, 4/01/21 (b)		1,059	1,044,439
Vanguard Health Holding Co. II LLC:
8.00%, 2/01/18		357	380,205
7.75%, 2/01/19 (b)		685	733,806
Voyage Care Bondco Plc, 6.50%, 8/01/18	GBP	170	262,412
			35,685,455
Health Care Technology — 1.0%
IMS Health, Inc. (b):
12.50%, 3/01/18	USD	3,290	3,964,450
6.00%, 11/01/20		212	220,480
			4,184,930
Hotels, Restaurants & Leisure — 3.3%
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/18		732	483,120
8.50%, 2/15/20		298	290,550
Caesars Operating Escrow LLC, 9.00%, 2/15/20 (b)		1,484	1,465,450
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		485	506,825
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	680	870,018
Diamond Resorts Corp., 12.00%, 8/15/18	USD	1,770	1,947,000
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		200	198,750
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	477	710,969
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	453	609,156
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	433	415,680
MCE Finance, Ltd., 5.00%, 2/15/21 (b)		998	998,000
MTR Gaming Group, Inc., 11.50%, 8/01/19 (g)		221	229,944
Regal Entertainment Group, 5.75%, 2/01/25		385	377,300
Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)	USD	882	$864,360
Station Casinos LLC:
3.66%, 6/18/18		991	991,000
7.50%, 3/01/21 (b)(h)		1,730	1,740,813
Travelport LLC (c):
4.91%, 9/01/14		245	222,950
6.31%, 12/01/16 (b)(g)		640	580,407
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(j)		475	—
The Unique Pub Finance Co. Plc, Series A3, 6.54%, 3/30/21	GBP	200	302,652
Wynn Las Vegas LLC, 5.38%, 3/15/22	USD	579	608,674
			14,413,618
Household Durables — 2.6%
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	205	278,343
Ashton Woods USA LLC, 6.88%, 2/15/21 (b)	USD	336	337,680
Beazer Homes USA, Inc., 6.63%, 4/15/18		55	58,781
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		605	641,300
Jarden Corp., 7.50%, 1/15/20	EUR	447	628,808
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	1,400	1,540,000
Libbey Glass, Inc., 6.88%, 5/15/20		905	970,613
PH Holding LLC, 9.75%, 12/31/17		510	499,800
Pulte Group, Inc., 6.38%, 5/15/33		280	284,200
The Ryland Group, Inc., 6.63%, 5/01/20		500	550,000
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	339	493,478
Standard Pacific Corp.:
10.75%, 9/15/16	USD	2,050	2,552,250
8.38%, 1/15/21		1,450	1,721,875
United Rentals North America, Inc., 5.75%, 7/15/18		379	407,899
William Lyon Homes, Inc., 8.50%, 11/15/20 (b)		445	478,375
			11,443,402
Household Products — 0.8%
Ontex IV SA:
7.50%, 4/15/18	EUR	100	135,777
7.50%, 4/15/18 (b)		220	298,710
9.00%, 4/15/19		321	429,559
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	568	604,210
6.63%, 11/15/22		370	398,675
Spectrum Brands, Inc.:
9.50%, 6/15/18		1,395	1,581,581
6.75%, 3/15/20 (b)		142	153,005
			3,601,517
Independent Power Producers & Energy Traders — 3.6%
The AES Corp., 7.38%, 7/01/21		405	457,650
Calpine Corp. (b):
7.25%, 10/15/17		238	253,172
7.50%, 2/15/21		135	146,812
7.88%, 1/15/23		590	653,425
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (b)		1,115	1,176,325
10.00%, 12/01/20		3,357	3,810,195
10.00%, 12/01/20 (b)		2,090	2,356,475
GenOn REMA LLC:
Series B 9.24%, 7/02/17		357	393,673
Series C, 9.68%, 7/02/26		445	485,050
Laredo Petroleum, Inc.:
9.50%, 2/15/19		730	824,900
7.38%, 5/01/22		550	596,750
NRG Energy, Inc.:
7.63%, 1/15/18		2,243	2,571,039
6.63%, 3/15/23 (b)		965	1,027,725

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Independent Power Producers & Energy Traders (concluded)
QEP Resources, Inc.:
5.38%, 10/01/22	USD	488	$511,180
5.25%, 5/01/23		380	393,300
			15,657,671
Industrial Conglomerates — 0.2%
Sequa Corp., 7.00%, 12/15/17 (b)		850	856,375
Insurance — 0.6%
Alliant Holdings I, Inc., 7.88%, 12/15/20 (b)		1,661	1,669,305
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		332	351,920
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		375	371,250
TMF Group Holding B.V., 9.88%, 12/01/19	EUR	270	356,023
			2,748,498
Internet Software & Services — 0.1%
Cerved Technologies SpA:
6.38%, 1/15/20		100	129,902
8.00%, 1/15/21		100	126,965
Equinix, Inc., 4.88%, 4/01/20	USD	219	219,000
			475,867
IT Services — 3.3%
Ceridian Corp., 8.88%, 7/15/19 (b)		1,855	2,091,512
Epicor Software Corp., 8.63%, 5/01/19		820	883,550
First Data Corp.:
7.38%, 6/15/19 (b)		2,315	2,433,644
8.88%, 8/15/20 (b)		795	878,475
6.75%, 11/01/20 (b)		2,793	2,866,316
8.25%, 1/15/21 (b)		186	190,185
11.25%, 1/15/21 (b)		733	747,660
12.63%, 1/15/21		1,170	1,247,512
SunGard Data Systems, Inc.:
7.38%, 11/15/18		810	869,738
6.63%, 11/01/19 (b)		1,190	1,222,725
WEX, Inc., 4.75%, 2/01/23 (b)		726	702,405
			14,133,722
Machinery — 1.7%
Dematic SA, 7.75%, 12/15/20 (b)		137	140,083
The Manitowoc Co., Inc., 5.88%, 10/15/22		705	722,625
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20 (b)		417	433,680
SPX Corp., 6.88%, 9/01/17		260	290,550
Terex Corp., 6.00%, 5/15/21		700	726,250
Trinseo Materials Operating SCA, 8.75%, 2/01/19 (b)		606	603,727
UR Merger Sub Corp.:
7.38%, 5/15/20		655	717,225
7.63%, 4/15/22		2,966	3,284,845
6.13%, 6/15/23		280	294,000
			7,212,985
Media — 10.0%
Affinion Group, Inc., 7.88%, 12/15/18		582	442,320
AMC Networks, Inc.:
7.75%, 7/15/21		330	374,550
4.75%, 12/15/22		529	527,016
Cablevision Systems Corp., 5.88%, 9/15/22		820	795,400
CCO Holdings LLC:
5.25%, 9/30/22		1,155	1,136,231
5.13%, 2/15/23		920	897,000
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		942	744,180
Checkout Holding Corp., 11.47%, 11/15/15 (b)(e)		639	472,061
Cinemark USA, Inc.:
8.63%, 6/15/19		375	415,781
5.13%, 12/15/22 (b)		314	315,570
Clear Channel Communications, Inc., 9.00%, 12/15/19 (b)		1,101	1,023,930
Corporate Bonds		Par (000)	Value
Media (concluded)
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (b)	USD	916	$957,220
6.50%, 11/15/22 (b)		2,477	2,607,042
Series B, 7.63%, 3/15/20		1,677	1,735,695
DISH DBS Corp.:
5.88%, 7/15/22		1,505	1,587,775
5.00%, 3/15/23 (b)		1,000	992,500
Harron Communications LP, 9.13%, 4/01/20 (b)		470	517,000
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		1,030	1,104,675
6.63%, 12/15/22 (b)		259	260,943
Intelsat Luxembourg SA:
11.25%, 2/04/17		910	966,875
11.50%, 2/04/17		3,306	3,517,130
Interactive Data Corp., 10.25%, 8/01/18		1,990	2,256,162
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		500	539,375
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	505	705,981
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	1,130	1,226,050
Lynx I Corp., 6.00%, 4/15/21	GBP	1,676	2,612,497
Lynx II Corp., 6.38%, 4/15/23 (b)	USD	285	295,331
The McClatchy Co., 9.00%, 12/15/22 (b)		640	676,800
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		743	809,870
Nara Cable Funding Ltd.:
8.88%, 12/01/18	EUR	200	274,165
8.88%, 12/01/18 (b)	USD	200	206,500
Nielsen Finance LLC:
11.63%, 2/01/14		91	99,418
7.75%, 10/15/18		1,779	1,970,243
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	308	485,942
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	270	267,975
Sterling Entertainment Corp., 10.00%, 12/15/19		1,275	1,275,000
Unitymedia GmbH:
9.63%, 12/01/19 (b)	EUR	845	1,220,679
9.50%, 3/15/21		518	770,006
Unitymedia Hessen GmbH & Co. KG:
7.50%, 3/15/19		1,249	1,773,312
5.50%, 1/15/23 (b)	USD	760	767,600
Univision Communications, Inc., 6.75%, 9/15/22 (b)		652	704,160
UPCB Finance II Ltd.:
6.38%, 7/01/20		514	711,316
6.38%, 7/01/20 (b)	EUR	1,218	1,685,569
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	531	557,550
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	273	384,928
			43,667,323
Metals & Mining — 4.8%
ArcelorMittal:
9.50%, 2/15/15	USD	445	502,294
4.25%, 8/05/15		581	601,534
4.25%, 3/01/16		175	180,250
5.00%, 2/25/17		620	645,110
6.13%, 6/01/18		619	667,466
6.00%, 3/01/21		87	92,331
6.75%, 2/25/22		727	800,505
7.50%, 10/15/39		90	93,300
7.25%, 3/01/41		342	341,145
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	585	788,568
FMG Resources August 2006 Property Ltd. (b):
6.38%, 2/01/16	USD	661	689,092
6.00%, 4/01/17		709	739,132
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		445	483,938
GoldCorp, Inc., 2.00%, 8/01/14 (d)		1,575	1,649,812
Kaiser Aluminum Corp., 8.25%, 6/01/20		330	368,775

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	39

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
New Gold, Inc. (b):
7.00%, 4/15/20	USD	225	$243,000
6.25%, 11/15/22		445	468,363
New World Resources NV:
7.88%, 5/01/18	EUR	324	433,776
7.88%, 1/15/21		360	434,748
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (d)	USD	2,170	2,396,494
Novelis, Inc., 8.75%, 12/15/20		4,560	5,107,200
Peninsula Energy Ltd., 11.00%, 12/14/14		800	800,000
Perstorp Holding AB, 8.75%, 5/15/17 (b)		285	299,250
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	364	425,464
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)	USD	355	379,850
Taseko Mines Ltd., 7.75%, 4/15/19		605	601,975
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		415	472,063
Walter Energy, Inc., 9.88%, 12/15/20 (b)		198	215,325
			20,920,760
Multiline Retail — 0.5%
Dollar General Corp., 4.13%, 7/15/17		1,169	1,236,217
Dufry Finance SCA, 5.50%, 10/15/20 (b)		661	689,093
			1,925,310
Oil, Gas & Consumable Fuels — 9.1%
Access Midstream Partners LP:
6.13%, 7/15/22		405	434,362
4.88%, 5/15/23		555	549,450
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (d)		1,335	1,274,091
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (b)		990	1,064,250
BreitBurn Energy Partners LP, 7.88%, 4/15/22		375	398,437
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		354	371,700
Chaparral Energy, Inc., 7.63%, 11/15/22		325	352,625
Chesapeake Energy Corp.:
7.25%, 12/15/18		180	203,400
6.63%, 8/15/20		260	284,700
6.88%, 11/15/20		260	286,000
6.13%, 2/15/21		122	129,320
Concho Resources, Inc.:
7.00%, 1/15/21		245	270,725
6.50%, 1/15/22		436	475,240
5.50%, 10/01/22		332	345,695
CONSOL Energy, Inc., 8.25%, 4/01/20		460	507,150
Continental Resources, Inc., 7.13%, 4/01/21		545	618,575
Crosstex Energy LP, 8.88%, 2/15/18		225	242,438
Crown Oil Partners IV LP, 15.00%, 3/07/15		904	950,629
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (b)		565	569,237
Denbury Resources, Inc., 4.63%, 7/15/23		1,132	1,110,775
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		695	785,350
7.75%, 6/15/19		795	852,637
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		510	555,900
7.75%, 9/01/22		315	340,988
EV Energy Partners LP, 8.00%, 4/15/19		215	225,213
Halcon Resources Corp., 8.88%, 5/15/21 (b)		616	662,200
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		392	432,180
Holly Energy Partners LP, 6.50%, 3/01/20 (b)		230	246,100
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		510	573,750
Linn Energy LLC:
6.50%, 5/15/19		66	68,310
6.25%, 11/01/19 (b)		1,760	1,795,200
8.63%, 4/15/20		165	182,531
7.75%, 2/01/21		235	253,800
MarkWest Energy Partners LP:
5.50%, 2/15/23		350	367,500
4.50%, 7/15/23		221	216,028
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Newfield Exploration Co., 6.88%, 2/01/20	USD	1,150	$1,233,375
Northern Oil and Gas, Inc., 8.00%, 6/01/20		460	480,700
Oasis Petroleum, Inc.:
7.25%, 2/01/19		295	318,600
6.50%, 11/01/21		430	464,400
Offshore Group Investments Ltd., 11.50%, 8/01/15		1,023	1,115,070
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		325	353,438
PDC Energy, Inc., 7.75%, 10/15/22 (b)		310	327,825
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		906	924,120
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		850	935,000
Plains Exploration & Production Co., 6.88%, 2/15/23		1,550	1,786,375
Range Resources Corp.:
8.00%, 5/15/19		515	566,500
5.75%, 6/01/21		1,496	1,593,240
5.00%, 8/15/22		593	606,342
Regency Energy Partners LP:
6.88%, 12/01/18		581	627,480
5.50%, 4/15/23		964	1,017,020
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (b)		2,388	2,465,610
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		2,245	2,480,725
6.50%, 11/01/20 (b)		480	506,400
SandRidge Energy, Inc., 7.50%, 2/15/23		762	798,195
SESI LLC:
6.38%, 5/01/19		480	514,800
7.13%, 12/15/21		345	382,087
SM Energy Co.:
6.63%, 2/15/19		195	209,138
6.50%, 11/15/21		390	424,125
6.50%, 1/01/23		575	622,437
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (b)		229	238,733
Vanguard Natural Resources, 7.88%, 4/01/20		400	420,000
			39,408,221
Paper & Forest Products — 0.7%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		520	560,300
Boise Paper Holdings LLC:
9.00%, 11/01/17		85	91,906
8.00%, 4/01/20		180	198,450
Clearwater Paper Corp., 7.13%, 11/01/18		865	936,363
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		505	530,250
NewPage Corp., 11.38%, 12/31/14 (a)(j)		2,892	—
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (b)		200	224,000
Unifrax I LLC, 7.50%, 2/15/19 (b)		385	390,775
			2,932,044
Pharmaceuticals — 1.5%
Capsugel Finance Co. SCA:
9.88%, 8/01/19	EUR	100	146,874
9.88%, 8/01/19 (b)		300	440,623
Elan Corp. Plc, 6.25%, 10/15/19 (b)	USD	756	866,565
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		632	725,220
Mylan, Inc., 6.00%, 11/15/18 (b)		160	176,219
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		640	672,400
6.88%, 12/01/18		1,128	1,225,290
6.38%, 10/15/20		600	645,750
6.75%, 8/15/21		725	783,906
Warner Chilcott Co. LLC, 7.75%, 9/15/18		905	977,400
			6,660,247
Professional Services — 0.3%
La Financiere Atalian SA, 7.25%, 1/15/20	EUR	324	423,633
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)	USD	760	851,200
			1,274,833

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.7%
Cantor Commercial Real Estate Co. LP, 7.75%, 2/15/18 (b)	USD	417	$419,085
Felcor Lodging LP:
6.75%, 6/01/19		1,507	1,619,083
5.63%, 3/01/23 (b)		379	381,369
The Rouse Co. LP, 6.75%, 11/09/15		770	800,800
			3,220,337
Real Estate Management & Development — 2.6%
CBRE Services, Inc., 6.63%, 10/15/20		500	540,000
Country Garden Holdings Co. Ltd., 7.50%, 1/10/23 (b)		226	234,475
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		1,270	1,368,425
Forest City Enterprises, Inc., 7.63%, 6/01/15		687	685,282
IVG Immobilien AG, 8.00% (a)(c)(j)(k)	EUR	300	227,166
Mattamy Group Corp., 6.50%, 11/15/20 (b)	USD	550	547,938
Realogy Corp.:
11.50%, 4/15/17		575	613,094
12.00%, 4/15/17		145	154,788
7.88%, 2/15/19 (b)		2,995	3,257,062
7.63%, 1/15/20 (b)		750	845,625
9.00%, 1/15/20 (b)		485	556,537
Shea Homes LP, 8.63%, 5/15/19		2,005	2,225,550
			11,255,942
Road & Rail — 0.5%
The Hertz Corp.:
7.50%, 10/15/18		820	895,850
6.75%, 4/15/19 (b)		430	463,325
7.38%, 1/15/21		645	711,112
Hertz Holdings Netherlands BV, 8.50%, 7/31/15	EUR	71	98,557
			2,168,844
Semiconductors & Semiconductor Equipment — 0.4%
Micron Technology, Inc., Series C, 2.38%, 5/01/32 (b)(d)	USD	391	435,232
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		500	511,250
Spansion LLC, 7.88%, 11/15/17		850	896,750
			1,843,232
Software — 1.2%
IAC/InterActiveCorp, 4.75%, 12/15/22 (b)		621	607,027
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(g)		436	446,900
Infor US, Inc., 9.38%, 4/01/19		2,270	2,548,075
Interface Security Systems Holdings, Inc., 9.25%, 1/15/18 (b)		219	222,833
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		740	749,250
Sophia LP, 9.75%, 1/15/19 (b)		645	713,531
			5,287,616
Specialty Retail — 3.0%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		540	602,100
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		1,288	1,429,680
House of Fraser Funding Plc:
8.88%, 8/15/18	GBP	221	355,384
8.88%, 8/15/18 (b)		420	675,391
Limited Brands, Inc.:
8.50%, 6/15/19	USD	1,170	1,433,250
5.63%, 2/15/22		235	248,513
Michaels Stores, Inc., 7.75%, 11/01/18		346	377,572
New Academy Finance Co., 8.00%, 6/15/18 (b)(g)		319	329,368
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		1,500	1,631,250
Penske Automotive Group, Inc., 5.75%, 10/01/22 (b)		1,650	1,726,312
QVC, Inc.:
7.13%, 4/15/17 (b)		340	354,130
7.50%, 10/01/19 (b)		920	1,015,397
7.38%, 10/15/20 (b)		440	487,713
5.13%, 7/02/22		26	27,493
Corporate Bonds		Par (000)	Value
Specialty Retail (concluded)
Sally Holdings LLC:
6.88%, 11/15/19	USD	805	$897,575
5.75%, 6/01/22		753	795,356
Sonic Automotive, Inc., 9.00%, 3/15/18		550	605,000
			12,991,484
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., 6.88%, 5/01/22		645	700,632
Phillips-Van Heusen Corp., 4.50%, 12/15/22		373	367,871
			1,068,503
Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc., 2.25%, 3/01/19 (d)		105	112,481
Trading Companies & Distributors — 0.7%
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		735	791,963
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1 (b):
Class A, 5.13%, 11/30/24		1,130	1,214,750
Class B, 6.50%, 5/30/21		855	903,869
			2,910,582
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		632	669,920
Wireless Telecommunication Services — 4.3%
Cricket Communications, Inc., 7.75%, 10/15/20		865	882,300
Crown Castle International Corp., 5.25%, 1/15/23 (b)		1,658	1,699,450
Digicel Group Ltd. (b):
8.25%, 9/01/17		1,650	1,740,750
8.25%, 9/30/20		1,430	1,525,095
6.00%, 4/15/21 (h)		850	847,875
MetroPCS Wireless, Inc., 6.63%, 11/15/20		1,016	1,062,990
NII Capital Corp., 7.63%, 4/01/21		517	361,900
Phones4u Finance Plc:
9.50%, 4/01/18	GBP	200	313,271
9.50%, 4/01/18 (b)		545	853,663
Sprint Capital Corp., 6.88%, 11/15/28	USD	2,273	2,295,730
Sprint Nextel Corp. (b):
9.00%, 11/15/18		3,574	4,431,760
7.00%, 3/01/20		2,205	2,579,850
			18,594,634
Total Corporate Bonds — 103.6%			450,611,986

Floating Rate Loan Interests (c)
Airlines — 1.1%
Delta Air Lines, Inc., Term Loan B, 4.50%, 4/20/17		647	652,926
Northwest Airlines, Inc., Term Loan:
2.32%, 3/10/17		1,061	987,791
2.32%, 3/10/17		1,922	1,789,382
1.70%, 9/10/18		872	778,522
1.70%, 9/10/18		865	772,272
			4,980,893
Auto Components — 1.3%
Federal-Mogul Corp.:
Term Loan B, 2.14%, 12/29/14		2,563	2,384,748
Term Loan C, 2.14%, 12/28/15		1,230	1,143,487
Schaeffler AG, Term Loan B2, 6.00%, 1/27/17		2,135	2,134,466
			5,662,701
Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/31/19		625	631,562
Capital Markets — 0.6%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		1,382	1,395,820
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	41

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Capital Markets (concluded)
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17	USD	725	$728,625
Second Lien Term Loan, 8.25%, 2/28/19		615	627,300
			2,751,745
Chemicals — 0.4%
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		558	569,695
US Coatings Acquisition, Inc.:
Term Loan, 4.75%, 2/03/20		1,040	1,052,626
Term Loan B, 5.25%, 2/03/20	EUR	115	151,667
			1,773,988
Commercial Services & Supplies — 0.4%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16	USD	625	629,881
Delos Aircraft, Inc., Term Loan 2, 4.75%, 4/12/16		875	880,101
			1,509,982
Communications Equipment — 1.4%
Alcatel-Lucent:
Term Loan C, 7.25%, 1/31/19		2,080	2,102,880
Term Loan D, 7.75%, 1/31/19	EUR	810	1,060,287
Avaya, Inc., Term Loan B5, 8.00%, 3/30/18	USD	186	186,517
Zayo Group LLC, Refinancing Term Loan B, 5.25%, 7/12/19		2,691	2,699,297
			6,048,981
Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 9.88%, 12/16/17		3,000	3,000,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		1,642	1,646,117
Consumer Finance — 1.4%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		5,880	5,900,815
Diversified Consumer Services — 0.2%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		213	213,964
ServiceMaster Co., New Term Loan, 2.70%, 4/01/17		680	677,693
			891,657
Diversified Telecommunication Services — 0.8%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		499	504,361
2019 Term Loan B, 5.25%, 8/01/19		405	409,135
Term Loan, 4.75%, 8/01/19		2,500	2,520,000
			3,433,496
Energy Equipment & Services — 1.6%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		2,546	2,627,341
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		4,108	4,272,285
Tervita Corp., Incremental Term Loan, 6.50%, 5/01/18		215	216,110
			7,115,736
Food & Staples Retailing — 0.0%
Rite Aid Corp., Second Lien Term Loan, 5.75%, 7/07/20		160	163,645
Food Products — 0.1%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		320	323,901
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		567	570,996
Capital Safety North America Holdings, Inc., Term Loan, 4.50%, 1/21/19		1,112	1,111,600
Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Equipment & Supplies (concluded)
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18	USD	413	$422,216
			2,104,812
Health Care Providers & Services — 0.4%
Genesis HealthCare Corp., Term Loan B, 10.00%—10.75%, 9/25/17		278	272,487
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		549	537,061
Term Loan A, 8.50%, 3/02/15		478	473,526
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		576	566,604
			1,849,678
Hotels, Restaurants & Leisure — 3.2%
Caesars Entertainment Operating Co., Inc.:
Term Loan B1, 3.20%, 1/28/15		766	763,261
Term Loan B3, 3.20%—3.31%, 1/28/15		34	34,289
Harrah’s Property Co., Mezzanine Term Loan, 3.69%, 2/13/14		8,647	7,954,872
MGM Resorts International, Term Loan B, 4.25%, 12/20/19		1,840	1,861,160
Station Casinos, Inc., Term Loan B:
5.50%, 9/27/19		1,531	1,540,089
5.00%, 2/13/20		1,485	1,497,375
Travelport Holdings Ltd.:
Extended Tranche A Term Loan, 6.40%, 12/01/16		294	103,988
Extended Tranche B Term Loan, 13.80%, 12/01/16		985	91,946
			13,846,980
Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		860	869,911
Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		500	503,750
IT Services — 0.3%
Ceridian Corp., Extended Term Loan, 5.95%, 5/09/17		104	104,822
First Data Corp., Extended 2018 Term Loan B, 4.20%, 3/23/18		1,160	1,145,384
			1,250,206
Leisure Equipment & Products — 0.1%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		355	354,732
Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		304	307,660
Machinery — 0.7%
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		871	876,653
Silver II US Holdings LLC, Term Loan, 5.00%, 12/05/19		2,355	2,355,000
			3,231,653
Media — 3.7%
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		480	375,549
Tranche 1 Incremental, 7.50%, 7/03/14		2,298	1,826,513
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		425	427,355
Clear Channel Communications, Inc.:
Term Loan B, 3.85%, 1/29/16		1,968	1,682,959
Term Loan C, 3.85%, 1/29/16		581	490,625
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		632	638,617
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		607	611,484
Intelsat Jackson Holdings SA, Term Loan B1, 4.50%, 4/02/18		8,037	8,112,183

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Media (concluded)
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18	USD	608	$609,327
Univision Communications, Inc., Extended Term Loan, 4.45%, 3/31/17		400	400,103
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 2/17/20		1,115	1,108,343
			16,283,058
Metals & Mining — 0.9%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		627	639,387
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		3,307	3,346,327
			3,985,714
Multiline Retail — 0.4%
HEMA Holding BV, Mezzanine, 8.62%, 7/05/17 (g)	EUR	1,480	1,710,092
Oil, Gas & Consumable Fuels — 1.5%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17	USD	3,255	3,322,476
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,247	1,258,978
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		345	348,236
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		1,437	1,443,996
			6,373,686
Pharmaceuticals — 0.7%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,470	1,472,940
Par Pharmaceutica, Term Loan B, 4.25%, 9/28/19		1,057	1,056,028
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18		460	462,555
			2,991,523
Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/01/19		547	552,383
Real Estate Investment Trusts (REITs) — 0.4%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17		1,539	1,539,667
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit, 4.46%, 10/10/16		136	136,303
Extended Term Loan, 4.42%, 10/10/16		1,084	1,084,047
			1,220,350
Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.70%, 9/29/17		426	426,305
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.45%, 12/01/16		440	440,000
Software — 0.6%
GCA Services Group, Inc., Second Lien Term Loan, 9.25%, 10/22/20		85	84,150
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		1,811	1,830,524
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20		760	790,400
			2,705,074
Specialty Retail — 0.2%
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19		800	808,200
Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,628	1,643,977
PVH Corp., Term Loan B, 3.25%, 12/19/19		650	655,213
			2,299,190
Thrifts & Mortgage Finance — 0.2%
Ocwen Financial Corp., Term Loan, 5.00%, 1/22/18		900	910,872
Floating Rate Loan Interests (c)		Par (000)	Value
Wireless Telecommunication Services — 1.2%
Vodafone Americas Finance 2, Inc. (g):
Term Loan, 6.88%, 8/11/15	USD	3,046	$3,106,615
Term Loan B, 6.25%, 7/11/16		1,908	1,960,277
			5,066,892
Total Floating Rate Loan Interests — 27.0%			117,467,607

Other Interests (l)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow		790	19,750
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate (a)		4,650	47
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)		970	10
Media — 0.0%
Adelphia Escrow (a)		1,250	12
Adelphia Recovery Trust (a)		1,568	157
			169
Total Other Interests — 0.0%			19,976

Preferred Securities		Shares

Preferred Stocks
Auto Components — 1.0%
Dana Holding Corp., 4.00% (b)(d)		29,460	4,179,637
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)		13,326	303,167
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 7.00% (a)(c)		40,000	154,000
Total Preferred Stocks — 1.1%			4,636,804

Trust Preferreds
Diversified Financial Services — 1.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)		190,520	5,039,201
Total Preferred Securities — 2.2%			9,676,005

Warrants (m)
Containers & Packaging — 0.0%
MDP Acquisitions Plc (issued/exercisable 12/31/02, 5 shares for 1 warrant, Expires 10/01/13, Strike Price EUR 0.001) (b)		1,100	88,959
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		52,465	1
Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)		22,194	41,052
(Expires 9/30/14)		3,995	7,390
			48,442
Metals & Mining — 0.1%
Peninsula Energy Ltd. (Expires 12/31/15)		5,850,469	89,639
Real Estate Investment Trusts (REITs) — 0.0%
Pepper Residential Securities Trust (Expires 12/31/15)		3,455,851	50,126

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	43

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
Warrants (m)	Shares	Value
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	491	—
HMH Holdings/EduMedia (issued/exercisable 3/09/10, 19 shares for 1 warrant, Expires 6/22/19, Strike Price $42.27)	1,736	—
		—
Total Warrants — 0.1%		$277,167
Total Long-Term Investments (Cost — $598,703,117) — 142.3%		619,082,812

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (n)(o)	4,128,807	4,128,807
Total Short-Term Securities (Cost — $4,128,807) — 0.9%		4,128,807
Options Purchased	Value
(Cost — $14,811) — 0.0%	$3,140
Total Investments Before Options Written (Cost — $602,846,735) — 143.2%	623,214,759

Options Written
(Premiums Received — $157,950) — (0.0)%	(81,138)
Total Investments, Net of Options Written — 143.2%	623,133,621
Liabilities in Excess of Other Assets — (43.2)%	(187,905,223)
Net Assets — 100.0%	$435,228,398

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.
(d)	Convertible security.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	All or a portion of security has been pledged as collateral in connection with swaps.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	$171,063	$971
Citigroup, Inc	$847,875	$(2,125)
Deutsche Bank AG	$1,418,813	$8,053
Goldman Sachs & Co., Inc	$657,900	$8,705
Pershing LLC	$309,037	$2,949
Sun Trust Capital	$165,240	$2,187

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(n)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) 1940 act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	—	4,128,807	4,128,807	$893	$114

(o)	Represents the current yield as of report date.
•
For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(73)	S&P 500 E-Mini Index	Chicago Mercantile	March 2013	USD	5,523,545	$(92,603)

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Foreign currency exchange contracts as of February 28, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	774,720	AUD	747,000	Citigroup, Inc.	4/17/13	$14,241
USD	6,869,115	CAD	6,777,000	Deutsche Bank AG	4/17/13	304,273
USD	2,490,823	GBP	1,610,000	Barclays Plc	4/17/13	48,943
USD	134,761	GBP	87,000	BNP Paribas SA	4/17/13	2,808
USD	179,331	GBP	111,000	BNP Paribas SA	4/17/13	10,978
USD	8,746,483	GBP	5,460,000	Goldman Sachs Group, Inc.	4/17/13	465,325
USD	261,627	GBP	165,000	Royal Bank of Scotland Group Plc	4/17/13	11,372
EUR	354,000	USD	474,805	Westpac Banking Corp.	4/23/13	(12,470)
USD	3,986	EUR	3,000	BNP Paribas SA	4/23/13	67
USD	70,327	EUR	52,000	Citigroup, Inc.	4/23/13	2,414
USD	32,648,915	EUR	24,502,000	Citigroup, Inc.	4/23/13	648,581
USD	132,794	EUR	99,674	Deutsche Bank AG	4/23/13	2,617
USD	426,389	EUR	320,000	Goldman Sachs Group, Inc.	4/23/13	8,459
USD	128,211	EUR	95,000	Royal Bank of Scotland Group Plc	4/23/13	4,138
Total						$1,511,746

•	Exchange-traded options purchased as of February 28, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Life Technologies Corp.	Call	USD	70.00	3/16/13	157	$3,140

•	Over-the-counter credit default swaptions written as of February 28, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Market Value
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Call	USD	103.50	Receive	Dow Jones CDX North America High Yield, Series 19, Verison 1	B+	6/19/13	USD	6,500	$(35,125)
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Put	USD	97.50	Pay	Dow Jones CDX North America High Yield, Series 19, Verison 1	B+	6/19/13	USD	6,500	(46,013)
Total											$(81,138)
[1]	Using S&P’s rating of the underlying securities of the index.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps—buy protection outstanding as of February 28, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD	335	$(12,997)
State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD	1,000	(39,391)
Beazer Homes USA, Inc.	5.00%	JPMorgan Chase & Co.	12/20/17	USD	100	(1,642)
Total						$(54,030)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	45

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Credit default swaps — sold protection outstanding as of February 28, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	112	$13,604
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	447	50,285
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	403	67,937
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B-	USD	750	60,215
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	483	31,111
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	118	6,029
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	558	547
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	163	12,711
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	163	12,711
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16	CCC	USD	68	2,494
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	500	40,482
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	500	42,897
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	1,132	60,768
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	182	806
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	331	19,502
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	630	31,293
ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B-	USD	200	22,343
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B-	USD	295	21,596
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	355	11,195
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	207	2,579
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	299	(2,279)
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD	690	119,435
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	2,400	580,279
Level 3 Communications, Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/19	CCC	USD	1,500	117,273
Total							$1,325,813
[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•
Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for consolidated financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$30,384,458	$2,412,176	$8,233,437	$41,030,071
Corporate Bonds	—	444,259,214	6,352,772	450,611,986
Floating Rate Loan Interests	—	95,585,666	21,881,941	117,467,607
Other Interests	157	—	19,819	19,976
Preferred Securities	5,496,368	4,179,637	—	9,676,005
Warrants	89,639	88,959	98,569	277,167
Short-Term Securities	4,128,807	—	—	4,128,807
Options Purchased:
Equity Contracts	3,140	—	—	3,140
Total	$40,102,569	$546,525,652	$36,586,538	$623,214,759

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,328,092	—	$1,328,092
Foreign currency exchange contracts	—	1,524,216	—	1,524,216
Liabilities:
Credit contracts	—	(137,447)	—	(137,447)
Equity contracts	$(92,603)	—	—	(92,603)
Foreign currency exchange contracts	—	(12,470)	—	(12,470)
Total	$(92,603)	$2,702,391	—	$2,609,788
[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$5,581	—	—	$5,581
Cash pledged as collateral for financial futures contracts	307,000	—	—	307,000
Cash pledged as collateral for swaps	400,000	—	—	400,000
Liabilities:
Bank overdraft	—	$(138,781)	—	(138,781)
Cash received as collateral for swaps	—	(1,200,000)	—	(1,200,000)
Loan payable	—	(174,000,000)	—	(174,000,000)
Total	$712,581	$(175,338,781)	—	$(174,626,200)

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2013.
A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2012	$6,755,302	$6,576,954	$19,411,992	$8,463	$1	$32,752,712
Transfers into Level 3[2]	15,101	2,120,575	2,296,471	—	—	4,432,147
Transfers out of Level 3[3]	—	—	(1,924,364)	—	—	(1,924,364)
Accrued discounts/premiums	—	(13,760)	69,718	—	—	55,958
Net realized gain (loss)	—	10,524	(117,320)	—	—	(106,796)
Net change in unrealized appreciation/depreciation[4]	703,574	(1,945,433)	1,097,715	11,356	98,568	(34,220)
Purchases	759,460	3,657,923	7,418,353	—	—	11,835,736
Sales	—	(4,054,011)	(6,370,624)	—	—	(10,424,635)
Closing Balance, as of February 28, 2013	$8,233,437	$6,352,772	$21,881,941	$19,819	$98,569	$36,586,538
[2]	As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,432,147 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[3]	As of August 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $1,924,364 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[4]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held as of February 28, 2013 was $697,183.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	47

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets:
Opening Balance, as of August 31, 2012	$829,910
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	(205,351)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	(624,559)
Purchases	—
Issues[3]	—
Sales	—
Settlements[4]	—
Closing Balance, as of February 28, 2013	—

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.
[3]	Issues represent upfront cash received on certain derivative financial instruments.
[4]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of February 28, 2013. The table does not include Level 3 investments with values derived utilizing third party pricing information without adjustment. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments. The value of Level 3 investments derived using third party pricing information is $20,080,471.

	Value	Valuation Techniques	Unobservable Inputs[5]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$6,835,434	Market Comparable Companies	EBITDA Multiple	6.56x
			Enterprise Value/Oil Barrel Multiple	CAD[6] 0.44x
	332,660	Restructure Terms[7]	N/A	—
Corporate Bonds	1,663,876	Market Comparable Companies	Yield	12.10%
	950,629	Discounted Cash Flow	Yield	12%
	2,574,800	Cost[8]	N/A	—
Floating Rate Loan Interests	1,010,587	Discounted Cash Flow	Yield	9.50%
	3,000,000	Cost[8]	N/A	—
Warrant	48,442	Discounted Vendor Price	Distribution Rate	0.51639
	89,639	Black-Sholes	Implied Volatility	90%
Total	$16,506,067
[5]	A change to the unobservable input may result in a significant change to the value of the investment as follows:
Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Enterprise Value/Oil Barrel Multiple	Increase	Decrease
Yield	Decrease	Increase
Distribution Rate	Decrease	Increase
Implied Volatility	Increase	Decrease
[6]	Canadian Dollar.
[7]	Investment is valued based on the company’s financial restructuring plan.
[8]	The Trust fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments February 28, 2013 (Unaudited)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Auto Components — 0.8%
Dana Holding Corp.	178,397	$2,984,582
Delphi Automotive Plc	13,700	568,610
		3,553,192
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	11,018	164,499
Capital Markets — 1.7%
American Capital Ltd. (a)	433,202	6,056,164
E*Trade Financial Corp. (a)	116,200	1,244,502
Uranium Participation Corp. (a)	54,600	282,729
		7,583,395
Chemicals — 0.5%
ADA-ES, Inc. (a)	2,810	74,662
CF Industries Holdings, Inc.	5,500	1,104,565
Huntsman Corp.	53,600	923,528
		2,102,755
Commercial Banks — 0.5%
CIT Group, Inc. (a)	60,104	2,515,953
Communications Equipment — 0.3%
Loral Space & Communications Ltd.	21,531	1,253,965
Diversified Financial Services — 0.8%
Bank of America Corp.	37,100	416,633
Kcad Holdings I Ltd. (a)	461,295,490	3,113,744
		3,530,377
Diversified Telecommunication Services — 0.2%
Broadview Networks Holdings, Inc. (a)	54,600	365,274
Level 3 Communications, Inc. (a)	34,800	695,304
		1,060,578
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	116,910	1
Energy Equipment & Services — 0.9%
Laricina Energy Ltd. (a)	70,588	2,395,714
Osum Oil Sands Corp. (a)	124,000	1,638,303
		4,034,017
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Corp. (a)	59,623	745,288
Travelport LLC (a)	118,935	1,189
		746,477
Insurance — 1.0%
American International Group, Inc. (a)	122,977	4,674,356
Media — 1.3%
Belo Corp., Class A	36,341	313,986
Charter Communications, Inc., Class A (a)	65,587	5,666,061
Clear Channel Outdoor Holdings, Inc., Class A (a)	14,553	110,603
		6,090,650
Metals & Mining — 0.1%
African Minerals Ltd. (a)	72,301	308,919
Peninsula Energy Ltd. (a)	11,756,996	392,821
		701,740
Oil, Gas & Consumable Fuels — 0.0%
African Petroleum Corp. Ltd. (a)	307,100	59,601
Paper & Forest Products — 1.0%
Ainsworth Lumber Co. Ltd. (a)	773,706	2,453,351
Ainsworth Lumber Co. Ltd. (a)(b)	221,591	700,496
NewPage Corp. (a)	13,400	1,139,000
Western Forest Products, Inc. (a)	78,039	94,593
		4,387,440
Semiconductors & Semiconductor Equipment — 0.3%
Freescale Semiconductor Ltd. (a)	6,695	103,304
NXP Semiconductors NV (a)	14,683	474,555
Spansion, Inc., Class A (a)	63,578	747,677
SunPower Corp. (a)	431	5,060
		1,330,596
Common Stocks		Par (000)	Value
Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		787	$8
HMH Holdings/EduMedia (a)		31,742	581,930
			581,938
Total Common Stocks — 9.7%			44,371,530

Corporate Bonds		Par (000)
Aerospace & Defense — 1.0%
Bombardier, Inc., 4.25%, 1/15/16 (b)	USD	940	975,250
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		260	283,238
7.13%, 3/15/21		410	446,900
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,274	1,406,177
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		690	709,030
Spirit Aerosystems, Inc., 7.50%, 10/01/17		521	552,260
			4,372,855
Airlines — 1.8%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		1,047	1,089,199
Continental Airlines Pass-Through Trust:
Series 1997-4, Class B, 6.90%, 7/02/18		538	543,821
Series 2010-1, Class B, 6.00%, 7/12/20		571	588,248
Series 2012-3, Class C, 6.13%, 4/29/18		1,435	1,431,412
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1, 6.72%, 7/02/24		904	1,001,092
Series 2009-1, Class B, 9.75%, 6/17/18		272	302,284
Series 2010-1, Class B, 6.38%, 7/02/17		900	938,250
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		878	926,291
Series 2012-1, Class C, 9.13%, 10/01/15		650	695,500
Series 2012-2, Class B, 6.75%, 12/03/22		600	627,000
			8,143,097
Auto Components — 2.0%
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)		300	306,000
Dana Holding Corp., 6.75%, 2/15/21		700	762,125
Delphi Corp.:
6.13%, 5/15/21		115	125,350
5.00%, 2/15/23		235	244,694
Icahn Enterprises LP, 8.00%, 1/15/18		4,690	5,024,162
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		595	651,525
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	745	1,267,183
Titan International, Inc., 7.88%, 10/01/17	USD	720	772,200
			9,153,239
Beverages — 0.2%
Crown European Holdings SA:
7.13%, 8/15/18	EUR	52	73,489
7.13%, 8/15/18 (b)		244	344,835
Refresco Group BV, 7.38%, 5/15/18		212	289,315
			707,639
Building Products — 0.9%
Building Materials Corp. of America (b):
7.00%, 2/15/20	USD	840	909,300
6.75%, 5/01/21		1,220	1,309,975
Grohe Holding GmbH, 8.75%, 12/15/17 (c)	EUR	100	136,756
Momentive Performance Materials, Inc., 8.88%, 10/15/20	USD	540	554,175
USG Corp., 9.75%, 1/15/18		1,100	1,293,875
			4,204,081
Capital Markets — 0.4%
E*Trade Financial Corp., 0.01%, 8/31/19 (b)(d)(e)		380	397,338
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (b)		695	817,303
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		729	732,645
			1,947,286

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	49

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Chemicals — 3.4%
Axiall Corp., 4.88%, 5/15/23 (b)	USD	272	$276,080
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		645	851,400
Celanese US Holdings LLC, 5.88%, 6/15/21		2,015	2,201,387
Ciech Group Financing AB, 9.50%, 11/30/19	EUR	137	194,958
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)	USD	576	585,360
Huntsman International LLC, 8.63%, 3/15/21		265	299,450
INEOS Finance Plc, 7.50%, 5/01/20 (b)		590	635,725
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	532	770,808
Kraton Polymers LLC, 6.75%, 3/01/19	USD	195	202,800
LyondellBasell Industries NV, 5.75%, 4/15/24		4,050	4,708,125
Nexeo Solutions LLC, 8.38%, 3/01/18		145	141,738
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		350	371,000
PolyOne Corp., 7.38%, 9/15/20		335	371,013
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,140	1,179,900
Tronox Finance LLC, 6.38%, 8/15/20 (b)		2,094	2,080,912
US Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75%, 2/01/21	EUR	100	133,166
7.38%, 5/01/21 (b)	USD	550	569,250
			15,573,072
Commercial Banks — 0.9%
CIT Group, Inc.:
5.25%, 3/15/18		860	924,500
6.63%, 4/01/18 (b)		475	539,125
5.50%, 2/15/19 (b)		840	913,500
5.00%, 8/15/22		740	791,800
6.00%, 4/01/36		850	832,686
			4,001,611
Commercial Services & Supplies — 2.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		431	463,325
ARAMARK Holdings Corp. (b):
8.63%, 5/01/16 (f)		680	693,607
5.75%, 3/15/20 (g)		1,005	1,025,100
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		840	909,168
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		142	149,318
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		43	46,225
Casella Waste Systems, Inc., 7.75%, 2/15/19		83	79,473
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (b)		959	970,987
Clean Harbors, Inc., 5.25%, 8/01/20		817	841,510
Covanta Holding Corp., 6.38%, 10/01/22		985	1,068,070
EC Finance Plc, 9.75%, 8/01/17	EUR	677	961,194
HDTFS, Inc. (b):
5.88%, 10/15/20	USD	100	104,000
6.25%, 10/15/22		410	440,750
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)		117	123,874
Mobile Mini, Inc., 7.88%, 12/01/20		570	634,125
RSC Equipment Rental, Inc., 8.25%, 2/01/21		718	814,033
Verisure Holding AB:
8.75%, 9/01/18	EUR	275	387,748
8.75%, 12/01/18		139	185,101
West Corp., 8.63%, 10/01/18	USD	210	223,650
			10,121,258
Communications Equipment — 1.1%
Alcatel-Lucent USA, Inc.:
6.50%, 1/15/28		90	69,300
6.45%, 3/15/29		288	223,920
Avaya, Inc., 9.75%, 11/01/15		936	920,790
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,480	1,653,900
10.13%, 7/01/20		1,960	2,298,100
			5,166,010
Computers & Peripherals — 0.2%
EMC Corp., Series B, 1.75%, 12/01/13 (d)		307	443,999
SanDisk Corp., 1.50%, 8/15/17 (d)		445	547,906
			991,905
Corporate Bonds		Par (000)	Value
Construction & Engineering — 0.3%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)	USD	300	$311,250
H&E Equipment Services, Inc., 7.00%, 9/01/22 (b)		687	752,265
Weekley Homes LLC, 6.00%, 2/01/23 (b)		240	244,800
			1,308,315
Construction Materials — 2.1%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	213	299,133
HD Supply, Inc. (b):
8.13%, 4/15/19	USD	1,970	2,218,712
11.00%, 4/15/20		2,045	2,464,225
7.50%, 7/15/20		2,995	2,998,744
11.50%, 7/15/20		810	933,525
HeidelbergCement AG, 7.50%, 4/03/20	EUR	83	130,574
Xefin Lux SCA, 8.00%, 6/01/18 (b)		393	550,921
			9,595,834
Consumer Finance — 0.2%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	710	773,900
Springleaf Finance, 6.90%, 12/15/17		160	156,800
			930,700
Containers & Packaging — 2.1%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	200	283,304
7.38%, 10/15/17		100	141,652
7.38%, 10/15/17 (b)		574	813,083
7.38%, 10/15/17 (b)	USD	200	217,750
9.13%, 10/15/20 (b)		615	670,350
9.13%, 10/15/20 (b)		470	514,650
7.00%, 11/15/20 (b)		945	947,362
4.88%, 11/15/22 (b)		228	224,580
5.00%, 11/15/22	EUR	360	466,473
Berry Plastics Corp.:
4.18%, 9/15/14 (c)	USD	465	465,000
8.25%, 11/15/15		185	192,807
9.75%, 1/15/21		280	323,400
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	882	1,154,604
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	17	18,530
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		189	184,748
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	414	586,548
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	580	638,000
Pactiv LLC, 7.95%, 12/15/25		632	592,500
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		849	938,145
			9,373,486
Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17 (b)		2,126	2,237,615
Diversified Consumer Services — 2.2%
313 Group, Inc. (b):
6.38%, 12/01/19		1,527	1,488,825
8.75%, 12/01/20		924	912,450
Laureate Education, Inc., 9.25%, 9/01/19 (b)		1,930	2,098,875
Service Corp. International, 7.00%, 6/15/17		4,425	5,005,781
ServiceMaster Co., 8.00%, 2/15/20		295	312,700
			9,818,631
Diversified Financial Services — 5.0%
Air Lease Corp., 4.50%, 1/15/16		920	940,700
Aircastle, Ltd.:
6.75%, 4/15/17		575	633,938
6.25%, 12/01/19		500	538,750
Ally Financial, Inc.:
7.50%, 12/31/13		700	735,000
8.00%, 11/01/31 (h)		4,745	5,960,906
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		630	621,338
See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
Co-Operative Group Ltd. (i):
5.63%, 7/08/20	GBP	370	$588,251
6.25%, 7/08/26		100	159,745
DPL, Inc.:
6.50%, 10/15/16	USD	470	493,500
7.25%, 10/15/21		1,345	1,442,513
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	802	1,314,008
General Motors Financial Co., Inc., 6.75%, 6/01/18	USD	460	529,000
Leucadia National Corp., 8.13%, 9/15/15		1,232	1,392,160
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		385	413,394
9.00%, 4/15/19		735	779,100
7.88%, 8/15/19		485	535,925
9.88%, 8/15/19		940	1,029,300
5.75%, 10/15/20		3,225	3,329,812
WMG Acquisition Corp.:
11.50%, 10/01/18		656	761,780
6.00%, 1/15/21 (b)		454	469,890
			22,669,010
Diversified Telecommunication Services — 2.5%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		840	821,100
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., 6.38%, 9/15/20 (b)		730	754,637
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)		530	600,225
Level 3 Communications, Inc., 8.88%, 6/01/19 (b)		495	534,600
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,817	1,980,530
7.00%, 6/01/20 (b)		660	693,000
8.63%, 7/15/20		1,320	1,465,200
Lynx I Corp., 5.38%, 4/15/21 (b)		440	451,000
OTE Plc, 7.25%, 2/12/15	EUR	256	335,892
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		444	594,156
6.75%, 8/15/24		645	879,973
tw telecom holdings, Inc., 5.38%, 10/01/22	USD	460	479,550
Windstream Corp.:
8.13%, 8/01/13		703	721,419
7.88%, 11/01/17		627	710,077
7.50%, 4/01/23		125	130,625
6.38%, 8/01/23 (b)		125	122,500
			11,274,484
Electric Utilities — 0.7%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		454	503,771
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,900	2,533,380
			3,037,151
Electrical Equipment — 0.6%
Belden, Inc., 5.50%, 9/01/22 (b)	USD	570	584,250
General Cable Corp., 5.75%, 10/01/22 (b)		950	973,750
Techem GmbH:
6.13%, 10/01/19	EUR	644	893,322
6.13%, 10/01/19 (b)		105	145,651
			2,596,973
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	365	438,913
NXP BV/NXP Funding LLC, 9.75%, 8/01/18 (b)		100	114,250
			553,163
Energy Equipment & Services — 3.7%
Atwood Oceanics, Inc., 6.50%, 2/01/20		215	233,813
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		518	520,590
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		395	407,344
6.50%, 6/01/21		1,945	2,022,800
Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)	USD	1,686	$1,745,010
Genesis Energy LP, 5.75%, 2/15/21 (b)		262	271,170
Gulfmark Offshore, Inc., 6.38%, 3/15/22		245	252,962
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		490	514,500
MEG Energy Corp. (b):
6.50%, 3/15/21		2,110	2,226,050
6.38%, 1/30/23		560	579,600
Oil States International, Inc.:
6.50%, 6/01/19		495	529,650
5.13%, 1/15/23 (b)		210	210,000
Peabody Energy Corp.:
6.00%, 11/15/18		359	381,437
6.25%, 11/15/21		1,811	1,883,440
7.88%, 11/01/26		580	620,600
4.75%, 12/15/41 (d)		1,103	936,861
Precision Drilling Corp.:
6.63%, 11/15/20		120	127,500
6.50%, 12/15/21		460	487,600
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		364	382,200
Seadrill Ltd., 5.63%, 9/15/17 (b)		2,107	2,133,337
Tervita Corp., 8.00%, 11/15/18 (b)		575	592,250
			17,058,714
Food & Staples Retailing — 0.4%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	502	772,982
Rite Aid Corp., 9.25%, 3/15/20	USD	580	649,600
Zobele Holding SpA, 7.88%, 2/01/18	EUR	140	185,519
			1,608,101
Food Products — 0.4%
Darling International, Inc., 8.50%, 12/15/18	USD	180	204,750
Del Monte Corp., 7.63%, 2/15/19		94	97,525
Post Holdings, Inc., 7.38%, 2/15/22		875	945,000
Smithfield Foods, Inc., 6.63%, 8/15/22		729	792,788
			2,040,063
Health Care Equipment & Supplies — 2.3%
Biomet, Inc. (b):
6.50%, 8/01/20		2,742	2,899,665
6.50%, 10/01/20		3,338	3,438,140
DJO Finance LLC:
8.75%, 3/15/18		586	646,797
7.75%, 4/15/18		160	159,200
9.88%, 4/15/18		650	693,875
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		440	479,600
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (b)		324	350,730
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		850	975,375
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (b)		495	485,100
Teleflex, Inc., 6.88%, 6/01/19		455	494,813
			10,623,295
Health Care Providers & Services — 8.0%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		880	943,800
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	130	198,696
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	1,180	1,240,475
7.13%, 7/15/20		703	757,482
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	694	960,414
Crown Newco 3 Plc:
7.00%, 2/15/18	GBP	200	313,271
7.00%, 2/15/18 (b)		575	900,654
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	1,376	1,434,480
HCA Holdings, Inc., 6.25%, 2/15/21		1,688	1,780,840

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	51

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
HCA, Inc.:
8.50%, 4/15/19	USD	205	$227,038
6.50%, 2/15/20		3,190	3,572,800
7.88%, 2/15/20		430	476,762
7.25%, 9/15/20		3,720	4,129,200
5.88%, 3/15/22		340	366,350
4.75%, 5/01/23		1,645	1,640,887
Hologic, Inc., 6.25%, 8/01/20 (b)		2,475	2,611,125
IASIS Healthcare LLC, 8.38%, 5/15/19		953	981,590
INC Research LLC, 11.50%, 7/15/19 (b)		546	582,855
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		970	1,011,225
Omnicare, Inc.:
7.75%, 6/01/20		1,520	1,687,200
3.75%, 4/01/42 (d)		247	257,498
Symbion, Inc., 8.00%, 6/15/16		535	559,075
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,658	1,836,235
8.88%, 7/01/19		3,970	4,486,100
6.75%, 2/01/20		810	866,700
4.50%, 4/01/21 (b)		1,108	1,092,765
Vanguard Health Holding Co. II LLC:
8.00%, 2/01/18		374	398,310
7.75%, 2/01/19 (b)		720	771,300
Voyage Care Bondco Plc, 6.50%, 8/01/18	GBP	180	277,848
			36,362,975
Health Care Technology — 1.0%
IMS Health, Inc. (b):
12.50%, 3/01/18	USD	3,480	4,193,400
6.00%, 11/01/20		221	229,840
			4,423,240
Hotels, Restaurants & Leisure — 3.3%
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/18		765	504,900
8.50%, 2/15/20		311	303,225
Caesars Operating Escrow LLC, 9.00%, 2/15/20 (b)		1,556	1,536,550
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		510	532,950
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	714	913,519
Diamond Resorts Corp., 12.00%, 8/15/18	USD	1,860	2,046,000
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		210	208,688
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	501	746,741
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	455	611,846
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	441	423,360
MCE Finance, Ltd., 5.00%, 2/15/21 (b)		1,044	1,044,000
MTR Gaming Group, Inc., 11.50%, 8/01/19 (f)		231	240,396
Regal Entertainment Group, 5.75%, 2/01/25		401	392,980
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		918	899,640
Station Casinos LLC:
3.66%, 6/18/18		1,037	1,037,000
7.50%, 3/01/21 (b)(g)		1,810	1,821,312
Travelport LLC (c):
4.91%, 9/01/14		235	213,850
6.31%, 12/01/16 (b)(f)		669	607,492
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(j)		515	—
The Unique Pub Finance Co. Plc, Series A3, 6.54%, 3/30/21	GBP	200	302,652
Wynn Las Vegas LLC, 5.38%, 3/15/22	USD	605	636,006
			15,023,107
Household Durables — 2.6%
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	206	279,701
Ashton Woods USA LLC, 6.88%, 2/15/21 (b)	USD	352	353,760
Beazer Homes USA, Inc., 6.63%, 4/15/18		55	58,781
Corporate Bonds		Par (000)	Value
Household Durables (concluded)
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)	USD	635	$673,100
Jarden Corp., 7.50%, 1/15/20	EUR	455	640,062
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	1,465	1,611,500
Libbey Glass, Inc., 6.88%, 5/15/20		945	1,013,512
PH Holding LLC, 9.75%, 12/31/17		535	524,300
Pulte Group, Inc., 6.38%, 5/15/33		290	294,350
The Ryland Group, Inc., 6.63%, 5/01/20		525	577,500
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	264	384,302
Standard Pacific Corp.:
10.75%, 9/15/16	USD	2,185	2,720,325
8.38%, 1/15/21		1,510	1,793,125
United Rentals North America, Inc., 5.75%, 7/15/18		398	428,348
William Lyon Homes, Inc., 8.50%, 11/15/20 (b)		470	505,250
			11,857,916
Household Products — 0.8%
Ontex IV SA:
7.50%, 4/15/18	EUR	100	135,777
7.50%, 4/15/18 (b)		220	298,710
9.00%, 4/15/19		316	422,867
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	592	629,740
6.63%, 11/15/22		385	414,838
Spectrum Brands, Inc.:
9.50%, 6/15/18		1,470	1,666,612
6.75%, 3/15/20 (b)		148	159,470
			3,728,014
Independent Power Producers & Energy Traders — 3.7%
The AES Corp., 7.38%, 7/01/21		425	480,250
Calpine Corp. (b):
7.25%, 10/15/17		247	262,746
7.50%, 2/15/21		144	156,600
7.88%, 1/15/23		612	677,790
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (b)		1,170	1,234,350
10.00%, 12/01/20		3,696	4,194,960
10.00%, 12/01/20 (b)		2,210	2,491,775
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		375	412,970
Series C, 9.68%, 7/02/26		465	506,850
Laredo Petroleum, Inc.:
9.50%, 2/15/19		765	864,450
7.38%, 5/01/22		575	623,875
NRG Energy, Inc.:
7.63%, 1/15/18		2,345	2,687,956
6.63%, 3/15/23 (b)		1,010	1,075,650
QEP Resources, Inc.:
5.38%, 10/01/22		513	537,368
5.25%, 5/01/23		395	408,825
			16,616,415
Industrial Conglomerates — 0.2%
Sequa Corp., 7.00%, 12/15/17 (b)		890	896,675
Insurance — 0.6%
Alliant Holdings I, Inc., 7.88%, 12/15/20 (b)		1,731	1,739,655
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		346	366,760
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		395	391,050
TMF Group Holding B.V., 9.88%, 12/01/19	EUR	270	356,023
			2,853,488
Internet Software & Services — 0.1%
Cerved Technologies SpA:
6.38%, 1/15/20		100	129,902
8.00%, 1/15/21		100	126,965
Equinix, Inc., 4.88%, 4/01/20	USD	229	229,000
			485,867

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
IT Services — 3.3%
Ceridian Corp., 8.88%, 7/15/19 (b)	USD	1,945	$2,192,987
Epicor Software Corp., 8.63%, 5/01/19		860	926,650
First Data Corp.:
7.38%, 6/15/19 (b)		2,430	2,554,537
8.88%, 8/15/20 (b)		830	917,150
6.75%, 11/01/20 (b)		2,927	3,003,834
8.25%, 1/15/21 (b)		190	194,275
11.25%, 1/15/21 (b)		766	781,320
12.63%, 1/15/21		1,244	1,326,415
SunGard Data Systems, Inc.:
7.38%, 11/15/18		840	901,950
6.63%, 11/01/19 (b)		1,240	1,274,100
WEX, Inc., 4.75%, 2/01/23 (b)		759	734,333
			14,807,551
Machinery — 1.6%
Dematic SA, 7.75%, 12/15/20 (b)		144	147,240
The Manitowoc Co., Inc., 5.88%, 10/15/22		735	753,375
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20 (b)		434	451,360
SPX Corp., 6.88%, 9/01/17		275	307,313
Terex Corp., 6.00%, 5/15/21		730	757,375
Trinseo Materials Operating SCA, 8.75%, 2/01/19 (b)		634	631,622
UR Merger Sub Corp.:
7.38%, 5/15/20		675	739,125
7.63%, 4/15/22		2,939	3,254,942
6.13%, 6/15/23		295	309,750
			7,352,102
Media — 10.1%
Affinion Group, Inc., 7.88%, 12/15/18		612	465,120
AMC Networks, Inc.:
7.75%, 7/15/21		350	397,250
4.75%, 12/15/22		552	549,930
Cablevision Systems Corp., 5.88%, 9/15/22		855	829,350
CCO Holdings LLC:
5.25%, 9/30/22		1,210	1,190,337
5.13%, 2/15/23		955	931,125
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		1,026	810,540
Checkout Holding Corp., 11.47%, 11/15/15 (b)(e)		667	492,746
Cinemark USA, Inc.:
8.63%, 6/15/19		390	432,413
5.13%, 12/15/22 (b)		328	329,640
Clear Channel Communications, Inc., 9.00%, 12/15/19 (b)		1,153	1,072,290
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (b)		959	1,002,155
6.50%, 11/15/22 (b)		2,589	2,724,922
Series B, 7.63%, 3/15/20		1,753	1,814,355
DISH DBS Corp.:
5.88%, 7/15/22		1,575	1,661,625
5.00%, 3/15/23 (b)		1,045	1,037,163
Harron Communications LP, 9.13%, 4/01/20 (b)		500	550,000
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		1,085	1,163,662
6.63%, 12/15/22 (b)		312	314,340
Intelsat Luxembourg SA:
11.25%, 2/04/17		950	1,009,375
11.50%, 2/04/17		3,480	3,702,329
Interactive Data Corp., 10.25%, 8/01/18		2,080	2,358,200
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		525	566,344
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	530	740,931
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	1,170	1,269,450
Lynx I Corp., 6.00%, 4/15/21	GBP	1,876	2,924,251
Lynx II Corp., 6.38%, 4/15/23 (b)	USD	300	310,875
Corporate Bonds		Par (000)	Value
Media (concluded)
The McClatchy Co., 9.00%, 12/15/22 (b)	USD	670	$708,525
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		914	996,260
Nara Cable Funding Ltd.:
8.88%, 12/01/18	EUR	190	260,457
8.88%, 12/01/18 (b)	USD	200	206,500
Nielsen Finance LLC:
11.63%, 2/01/14		147	160,598
7.75%, 10/15/18		1,825	2,021,187
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	324	511,185
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	281	278,893
Sterling Entertainment Corp., 10.00%, 12/15/19		1,335	1,335,000
Unitymedia GmbH:
9.63%, 12/01/19 (b)	EUR	900	1,300,131
9.50%, 3/15/21		548	814,601
Unitymedia Hessen GmbH & Co. KG:
7.50%, 3/15/19		1,313	1,864,178
5.50%, 1/15/23 (b)	USD	795	802,950
Univision Communications, Inc., 6.75%, 9/15/22 (b)		694	749,520
UPCB Finance II Ltd.:
6.38%, 7/01/20	EUR	514	711,316
6.38%, 7/01/20 (b)		1,273	1,761,682
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	555	582,750
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	280	394,798
			46,111,249
Metals & Mining — 4.8%
ArcelorMittal:
9.50%, 2/15/15	USD	470	530,512
4.25%, 8/05/15		608	629,489
4.25%, 3/01/16		200	206,000
5.00%, 2/25/17		648	674,244
6.13%, 6/01/18		645	695,502
6.00%, 3/01/21		91	96,576
6.75%, 2/25/22		762	839,044
7.50%, 10/15/39		94	97,446
7.25%, 3/01/41		357	356,108
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	610	822,268
FMG Resources August 2006 Property Ltd. (b):
6.38%, 2/01/16	USD	684	713,383
6.00%, 4/01/17		746	777,705
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		460	500,250
GoldCorp, Inc., 2.00%, 8/01/14 (d)		1,650	1,728,375
Kaiser Aluminum Corp., 8.25%, 6/01/20		345	385,538
New Gold, Inc. (b):
7.00%, 4/15/20		235	253,800
6.25%, 11/15/22		465	489,412
New World Resources NV:
7.88%, 5/01/18	EUR	349	467,246
7.88%, 1/15/21		370	446,824
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (d)	USD	2,275	2,512,453
Novelis, Inc., 8.75%, 12/15/20		4,760	5,331,200
Peninsula Energy Ltd.,11.00%, 12/14/14		900	900,000
Perstorp Holding AB, 8.75%, 5/15/17 (b)		295	309,750
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	383	447,673
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)	USD	375	401,250
Taseko Mines Ltd., 7.75%, 4/15/19		650	646,750
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		435	494,812
Walter Energy, Inc., 9.88%, 12/15/20 (b)		206	224,025
			21,977,635
Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17		1,225	1,295,438
Dufry Finance SCA, 5.50%, 10/15/20 (b)		672	700,560
			1,995,998

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	53

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels — 9.1%
Access Midstream Partners LP:
6.13%, 7/15/22	USD	425	$455,812
4.88%, 5/15/23		580	574,200
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (d)		1,381	1,317,992
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (b)		1,005	1,080,375
BreitBurn Energy Partners LP, 7.88%, 4/15/22		400	425,000
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		367	385,350
Chaparral Energy, Inc., 7.63%, 11/15/22		340	368,900
Chesapeake Energy Corp.:
7.25%, 12/15/18		190	214,700
6.63%, 8/15/20		270	295,650
6.88%, 11/15/20		275	302,500
6.13%, 2/15/21		130	137,800
Concho Resources, Inc.:
7.00%, 1/15/21		255	281,775
6.50%, 1/15/22		458	499,220
5.50%, 10/01/22		346	360,273
CONSOL Energy, Inc., 8.25%, 4/01/20		485	534,712
Continental Resources, Inc., 7.13%, 4/01/21		575	652,625
Crosstex Energy LP, 8.88%, 2/15/18		235	253,213
Crown Oil Partners IV LP, 15.00%, 3/07/15		948	996,332
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (b)		590	594,425
Denbury Resources, Inc., 4.63%, 7/15/23		1,187	1,164,744
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		725	819,250
7.75%, 6/15/19		830	890,175
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		535	583,150
7.75%, 9/01/22		325	351,813
EV Energy Partners LP, 8.00%, 4/15/19		220	230,450
Halcon Resources Corp., 8.88%, 5/15/21 (b)		645	693,375
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		408	449,820
Holly Energy Partners LP, 6.50%, 3/01/20 (b)		245	262,150
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		540	607,500
Linn Energy LLC:
6.50%, 5/15/19		66	68,310
6.25%, 11/01/19 (b)		1,840	1,876,800
8.63%, 4/15/20		170	188,063
7.75%, 2/01/21		245	264,600
MarkWest Energy Partners LP:
5.50%, 2/15/23		350	367,500
4.50%, 7/15/23		231	225,803
Newfield Exploration Co., 6.88%, 2/01/20		1,205	1,292,362
Northern Oil and Gas, Inc., 8.00%, 6/01/20		480	501,600
Oasis Petroleum, Inc.:
7.25%, 2/01/19		315	340,200
6.50%, 11/01/21		450	486,000
Offshore Group Investments Ltd., 11.50%, 8/01/15		1,070	1,166,300
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		345	375,187
PDC Energy, Inc., 7.75%, 10/15/22 (b)		325	343,688
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		949	967,980
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		901	991,100
Plains Exploration & Production Co., 6.88%, 2/15/23		1,620	1,867,050
Range Resources Corp.:
8.00%, 5/15/19		600	660,000
5.75%, 6/01/21		1,571	1,673,115
5.00%, 8/15/22		593	606,342
Regency Energy Partners LP:
6.88%, 12/01/18		609	657,720
5.50%, 4/15/23		1,011	1,066,605
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (b)		2,498	2,579,185
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		2,345	2,591,225
6.50%, 11/01/20 (b)		505	532,775
SandRidge Energy, Inc., 7.50%, 2/15/23		809	847,427
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
SESI LLC:
6.38%, 5/01/19	USD	505	$541,612
7.13%, 12/15/21		360	398,700
SM Energy Co.:
6.63%, 2/15/19		205	219,863
6.50%, 11/15/21		405	440,437
6.50%, 1/01/23		600	649,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (b)		240	250,200
Vanguard Natural Resources, 7.88%, 4/01/20		420	441,000
			41,261,530
Paper & Forest Products — 0.7%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		545	587,238
Boise Paper Holdings LLC:
9.00%, 11/01/17		90	97,313
8.00%, 4/01/20		180	198,450
Clearwater Paper Corp., 7.13%, 11/01/18		885	958,012
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		535	561,750
NewPage Corp., 11.38%, 12/31/14 (a)(j)		3,095	—
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (b)		200	224,000
Unifrax I LLC, 7.50%, 2/15/19 (b)		405	411,075
			3,037,838
Pharmaceuticals — 1.5%
Capsugel Finance Co. SCA:
9.88%, 8/01/19	EUR	105	154,218
9.88%, 8/01/19 (b)		300	440,623
Elan Corp. Plc, 6.25%, 10/15/19 (b)	USD	772	884,905
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		663	760,793
Mylan, Inc., 6.00%, 11/15/18 (b)		180	198,246
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		665	698,666
6.88%, 12/01/18		1,174	1,275,257
6.38%, 10/15/20		625	672,656
6.75%, 8/15/21		755	816,344
Warner Chilcott Co. LLC, 7.75%, 9/15/18		945	1,020,600
			6,922,308
Professional Services — 0.3%
La Financiere Atalian SA, 7.25%, 1/15/20	EUR	311	406,635
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)	USD	790	884,800
			1,291,435
Real Estate Investment Trusts (REITs) — 0.7%
Cantor Commercial Real Estate Co. LP, 7.75%, 2/15/18 (b)		436	438,180
Felcor Lodging LP:
6.75%, 6/01/19		1,578	1,695,364
5.63%, 3/01/23 (b)		397	399,481
The Rouse Co. LP, 6.75%, 11/09/15		805	837,200
			3,370,225
Real Estate Management & Development — 2.5%
CBRE Services, Inc., 6.63%, 10/15/20		520	561,600
Country Garden Holdings Co. Ltd., 7.50%,1/10/23 (b)		237	245,888
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		1,330	1,433,075
Forest City Enterprises, Inc., 7.63%, 6/01/15		687	685,282
Mattamy Group Corp., 6.50%, 11/15/20 (b)		580	577,825
Realogy Corp.:
11.50%, 4/15/17		605	645,081
12.00%, 4/15/17		155	165,463
7.88%, 2/15/19 (b)		3,160	3,436,500
7.63%, 1/15/20 (b)		785	885,087
9.00%, 1/15/20 (b)		510	585,225
Shea Homes LP, 8.63%, 5/15/19		2,125	2,358,750
			11,579,776

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Road & Rail — 0.5%
The Hertz Corp.:
7.50%, 10/15/18	USD	855	$934,087
6.75%, 4/15/19 (b)		450	484,875
7.38%, 1/15/21		675	744,188
Hertz Holdings Netherlands BV, 8.50%, 7/31/15	EUR	89	123,543
			2,286,693
Semiconductors & Semiconductor Equipment — 0.4%
Micron Technology, Inc., Series C, 2.38%, 5/01/32 (b)(d)	USD	412	458,608
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		525	536,812
Spansion LLC, 7.88%, 11/15/17		890	938,950
			1,934,370
Software — 1.2%
IAC/InterActiveCorp, 4.75%, 12/15/22 (b)		650	635,375
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(f)		454	465,350
Infor US, Inc., 9.38%, 4/01/19		2,370	2,660,325
Interface Security Systems Holdings, Inc., 9.25%, 1/15/18 (b)		229	233,008
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		775	784,687
Sophia LP, 9.75%, 1/15/19 (b)		666	736,762
			5,515,507
Specialty Retail — 3.0%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		565	629,975
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		1,348	1,496,280
House of Fraser Funding Plc:
8.88%, 8/15/18	GBP	222	356,992
8.88%, 8/15/18 (b)		439	705,944
Limited Brands, Inc.:
8.50%, 6/15/19	USD	1,255	1,537,375
5.63%, 2/15/22		250	264,375
Michaels Stores, Inc., 7.75%, 11/01/18		362	395,033
New Academy Finance Co., 8.00%, 6/15/18 (b)(f)		334	344,855
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		1,559	1,695,412
Penske Automotive Group, Inc., 5.75%, 10/01/22 (b)		1,725	1,804,781
QVC, Inc.:
7.13%, 4/15/17 (b)		355	369,754
7.50%, 10/01/19 (b)		970	1,070,581
7.38%, 10/15/20 (b)		455	504,340
5.13%, 7/02/22		28	29,608
Sally Holdings LLC:
6.88%, 11/15/19		840	936,600
5.75%, 6/01/22		788	832,325
Sonic Automotive, Inc., 9.00%, 3/15/18		580	638,000
			13,612,230
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		675	733,219
Phillips-Van Heusen Corp., 4.50%, 12/15/22		390	384,637
			1,117,856
Trading Companies & Distributors — 0.7%
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		765	824,288
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1 (b):
Class A, 5.13%, 11/30/24		1,200	1,290,000
Class B, 6.50%, 5/30/21		900	951,441
			3,065,729
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		665	704,900
Wireless Telecommunication Services — 4.3%
Cricket Communications, Inc., 7.75%, 10/15/20		914	932,280
Crown Castle International Corp., 5.25%, 1/15/23 (b)		1,732	1,775,300
Digicel Group Ltd. (b):
8.25%, 9/01/17		1,720	1,814,600
8.25%, 9/30/20		1,520	1,621,080
6.00%, 4/15/21 (g)		890	887,775
Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	1,069	$1,118,441
NII Capital Corp., 7.63%, 4/01/21		539	377,300
Phones4u Finance Plc:
9.50%, 4/01/18	GBP	200	313,271
9.50%, 4/01/18 (b)		570	892,822
Sprint Capital Corp., 6.88%, 11/15/28	USD	2,366	2,389,660
Sprint Nextel Corp. (b):
9.00%, 11/15/18		3,728	4,622,720
7.00%, 3/01/20		2,315	2,708,550
			19,453,799
Total Corporate Bonds — 103.0%			468,754,016

Floating Rate Loan Interests (c)
Airlines — 1.1%
Delta Air Lines, Inc., Term Loan B, 4.50%, 4/20/17		650	655,396
Northwest Airlines, Inc., Term Loan:
2.32%, 3/10/17		1,110	1,033,136
2.32%, 3/10/17		2,009	1,870,653
1.70%, 9/10/18		912	814,234
1.70%, 9/10/18		904	807,091
			5,180,510
Auto Components — 1.3%
Federal-Mogul Corp.:
Term Loan B, 2.14%, 12/29/14		2,534	2,357,271
Term Loan C, 2.14%, 12/28/15		1,225	1,139,089
Schaeffler AG, Term Loan B2, 6.00%, 1/27/17		2,225	2,224,444
			5,720,804
Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/31/19		655	661,877
Capital Markets — 0.6%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		1,450	1,464,500
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		770	773,850
Second Lien Term Loan, 8.25%, 2/28/19		640	652,800
			2,891,150
Chemicals — 0.4%
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		588	599,736
US Coatings Acquisition, Inc.:
Term Loan, 4.75%, 2/03/20		1,090	1,103,232
Term Loan B, 5.25%, 2/03/20	EUR	115	151,667
			1,854,635
Commercial Services & Supplies — 0.4%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16	USD	686	691,233
Delos Aircraft, Inc., Term Loan 2, 4.75%, 4/12/16		975	980,684
			1,671,917
Communications Equipment — 1.4%
Alcatel-Lucent:
Term Loan C, 7.25%, 1/31/19		2,175	2,198,925
Term Loan D, 7.75%, 1/31/19	EUR	845	1,106,102
Avaya, Inc., Term Loan B5, 8.00%, 3/30/18	USD	195	196,465
Zayo Group LLC, Refinancing Term Loan B, 5.25%, 7/12/19		2,809	2,818,046
			6,319,538
Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 9.88%, 12/16/17		3,250	3,250,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		1,721	1,725,929

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	55

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Consumer Finance — 1.4%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17	USD	6,153	$6,174,782
Diversified Consumer Services — 0.2%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		223	223,916
ServiceMaster Co., New Term Loan, 2.70%, 4/01/17		710	707,591
			931,507
Diversified Telecommunication Services — 0.8%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		514	519,492
2019 Term Loan B, 5.25%, 8/01/19		420	424,288
Term Loan, 4.75%, 8/01/19		2,700	2,721,600
			3,665,380
Energy Equipment & Services — 1.6%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		2,667	2,753,202
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		4,305	4,476,946
Tervita Corp., Incremental Term Loan, 6.50%, 5/01/18		225	226,161
			7,456,309
Food & Staples Retailing — 0.0%
Rite Aid Corp., Second Lien Term Loan, 5.75%, 7/07/20		165	168,759
Food Products — 0.1%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		330	334,023
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		592	596,030
Capital Safety North America Holdings, Inc., Term Loan, 4.50%, 1/21/19		1,171	1,171,150
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		433	442,563
			2,209,743
Health Care Providers & Services — 0.4%
Genesis HealthCare Corp., Term Loan B, 10.00%—10.75%, 9/25/17		294	288,560
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		617	604,193
Term Loan A, 8.50%, 3/02/15		478	473,526
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		576	566,604
			1,932,883
Hotels, Restaurants & Leisure — 3.1%
Caesars Entertainment Operating Co., Inc.:
Term Loan B1, 3.20%, 1/28/15		804	801,187
Term Loan B3, 3.20%—3.31%, 1/28/15		39	39,018
Harrah’s Property Co., Mezzanine Term Loan, 3.69%, 2/13/14		8,410	7,737,200
MGM Resorts International, Term Loan B, 4.25%, 12/20/19		1,925	1,947,137
Station Casinos, Inc., Term Loan B:
5.50%, 9/27/19		1,596	1,605,305
5.00%, 2/13/20		1,550	1,562,916
Travelport Holdings Ltd.:
Extended Tranche A Term Loan, 6.40%, 12/01/16		308	108,841
Extended Tranche B Term Loan, 13.80%, 12/01/16		1,031	96,237
			13,897,841
Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		895	905,110
Floating Rate Loan Interests (c)		Par (000)	Value
Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19	USD	520	$523,900
IT Services — 0.3%
Ceridian Corp., Extended Term Loan, 5.95%, 5/09/17		107	107,816
First Data Corp., Extended 2018 Term Loan B, 4.20%, 3/23/18		1,220	1,204,628
			1,312,444
Leisure Equipment & Products — 0.1%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		373	372,346
Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		319	322,791
Machinery — 0.7%
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		911	916,501
Silver II US Holdings LLC, Term Loan, 5.00%, 12/05/19		2,400	2,400,000
			3,316,501
Media — 3.8%
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		495	387,164
Tranche 1 Incremental, 7.50%, 7/03/14		2,526	2,008,369
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		440	442,392
Clear Channel Communications, Inc.:
Term Loan B, 3.85%, 1/29/16		2,054	1,756,554
Term Loan C, 3.85%, 1/29/16		617	520,938
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		672	678,845
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		635	639,883
Intelsat Jackson Holdings SA, Term Loan B1, 4.50%, 4/02/18		8,412	8,490,792
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		635	635,411
Univision Communications, Inc., Extended Term Loan, 4.45%, 3/31/17		416	416,107
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 2/17/20		1,170	1,163,015
			17,139,470
Metals & Mining — 0.9%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		657	669,834
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		3,461	3,502,792
			4,172,626
Multiline Retail — 0.4%
HEMA Holding BV, Mezzanine, 8.62%, 7/05/17 (f)	EUR	1,776	2,052,111
Oil, Gas & Consumable Fuels — 1.5%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17	USD	3,435	3,506,207
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,308	1,321,565
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		360	363,377
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		1,501	1,508,505
			6,699,654
Pharmaceuticals — 0.7%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,470	1,472,940
Par Pharmaceutica, Term Loan B, 4.25%, 9/28/19		1,107	1,105,841
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18		485	487,432
			3,066,213
Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/01/19		572	577,492
See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.4%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17	USD	1,615	$1,615,689
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit, 4.46%, 10/10/16		138	138,243
Extended Term Loan, 4.42%, 10/10/16		1,173	1,172,668
			1,310,911
Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.70%, 9/29/17		445	445,464
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.45%, 12/01/16		455	455,000
Software — 0.6%
GCA Services Group, Inc., Second Lien Term Loan, 9.25%, 10/22/20		90	89,100
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		1,895	1,916,015
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20		795	826,800
			2,831,915
Specialty Retail — 0.2%
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19		835	843,559
Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,737	1,754,244
PVH Corp., Term Loan B, 3.25%, 12/19/19		680	685,453
			2,439,697
Thrifts & Mortgage Finance — 0.2%
Ocwen Financial Corp., Term Loan, 5.00%, 1/22/18		940	951,355
Wireless Telecommunication Services — 0.9%
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16 (f)		4,022	4,132,477
Total Floating Rate Loan Interests — 26.7%			121,534,312

Other Interests (a)(k)		Beneficial Interest (000)
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		4,870	49
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		950	9
Media — 0.0%
Adelphia Escrow		1,300	13
Adelphia Recovery Trust		1,630	163
			176
Total Other Interests — 0.0%			234

Preferred Securities

Preferred Stocks		Shares
Auto Components — 0.5%
Dana Holding Corp., 4.00% (b)(d)		16,400	2,326,750
Preferred Stocks	Shares	Value
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 7.00% (a)(c)	40,000	$154,000
Total Preferred Stocks — 0.5%		2,480,750

Trust Preferreds
Diversified Financial Services — 1.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)	198,960	5,262,437
Total Preferred Securities — 1.7%		7,743,187

Warrants (l)
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	54,577	1
Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)	22,194	41,052
(Expires 9/30/14)	3,995	7,390
		48,442
Metals & Mining — 0.0%
Peninsula Energy, Ltd. (Expires 12/31/15)	6,113,638	93,672
Real Estate Investment Trusts (REITs) — 0.0%
Pepper Residential Securities Trust (Expires 12/31/15)	3,611,304	52,380
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	525	—
HMH Holdings/EduMedia (issued/exercisable 3/09/10, 19 shares for 1 warrant, Expires 6/22/19, Strike Price $42.27)	1,835	—
		—
Total Warrants — 0.0%		194,495
Total Long-Term Investments
(Cost — $622,067,211) — 141.1%		642,597,774

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (m)(n)	4,840,770	4,840,770
Total Short-Term Securities
(Cost — $4,840,770) — 1.1%		4,840,770

Options Purchased
(Cost — $15,647) — 0.0%		3,320
Total Investments Before Options Written
(Cost — $626,923,628) — 142.2%		647,441,864

Options Written
(Premiums Received — $165,240) — (0.0)%		(84,883)
Total Investments, Net of Options Written - 142.2%		647,356,981
Liabilities in Excess of Other Assets — (42.2)%		(192,208,778)
Net Assets — 100.0%		$455,148,203

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	57

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.
(d)	Convertible security.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$181,125	$1,028
Citigroup, Inc.	$887,775	$(2,225)
Deutsche AG	$1,484,219	$8,425
Goldman Sachs & Co., Inc	$688,500	$9,122
Pershing LLC	$319,168	$3,047
Sun Trust Capital	$173,400	$2,297

(h)	All or a portion of security has been pledged as collateral in connection with swaps.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(m)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	—	4,840,770	4,840,770	$ 872	$ 110

(n)	Represents the current yield as of report date.
•
For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(77)	S&P 500 E-Mini Index	Chicago Mercantile	March 2013	USD	5,826,205	$ (98,075)

•	Foreign currency exchange contracts as of February 28, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	809,981	AUD	781,000	Citigroup, Inc.	4/17/13	$14,889
USD	6,948,175	CAD	6,855,000	Deutsche Bank AG	4/17/13	307,775
USD	2,954,951	GBP	1,910,000	Barclays Plc	4/17/13	58,063
USD	134,761	GBP	87,000	BNP Paribas SA	4/17/13	2,808
USD	179,331	GBP	111,000	BNP Paribas SA	4/17/13	10,978
USD	459,795	GBP	285,000	BNP Paribas SA	4/17/13	27,537
USD	9,371,232	GBP	5,850,000	Goldman Sachs Group, Inc.	4/17/13	498,563
USD	280,654	GBP	177,000	Royal Bank of Scotland Group Plc	4/17/13	12,199
EUR	389,000	USD	521,749	Westpac Banking Corp.	4/23/13	(13,704)
USD	67,622	EUR	50,000	Citigroup, Inc.	4/23/13	2,320
USD	33,853,495	EUR	25,406,000	Citigroup, Inc.	4/23/13	672,510
USD	132,419	EUR	99,392	Deutsche Bank AG	4/23/13	2,610
USD	479,687	EUR	360,000	Goldman Sachs Group, Inc.	4/23/13	9,517
USD	98,520	EUR	73,000	Royal Bank of Scotland Group Plc	4/23/13	3,180
Total						$1,609,245

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Exchange-traded options purchased as of February 28, 2013 were as follows:

Description	Put/Call	Strike Price		Expiration Date	Contracts	Market Value
Life Technologies Corp.	Call	USD	70.00	3/16/13	166	$3,320

•	Over-the-counter credit default swaptions written as of February 28, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Market Value
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Call	USD	103.50	Receive	Dow Jones CDX North America High Yield, Series 19, Verison 1	B+	6/19/13	USD	6,800	$(36,746)
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Put	USD	97.50	Pay	Dow Jones CDX North America High Yield, Series 19, Verison 1	B+	6/19/13	USD	6,800	(48,137)
Total											$(84,883)

•	Credit default swaps — buy protection outstanding as of February 28, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD	1,050	$(41,360)
State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD	350	(13,579)
Beazer Homes USA, Inc.	5.00%	JPMorgan Chase & Co.	12/20/17	USD	100	(1,642)
Total						$(56,581)

•	Credit default swaps — sold protection outstanding as of February 28, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	117	$14,244
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	422	71,137
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	468	52,653
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B-	USD	750	60,215
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	170	13,213
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	170	13,213
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	113	5,788
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	558	547
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	506	32,569
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16	CCC	USD	66	2,395
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	475	38,458
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	475	40,752
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	1,184	63,566
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	190	843
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	345	20,332
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	660	32,783
ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B-	USD	200	22,343
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B-	USD	305	22,328
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	372	11,712
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	217	2,697
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	312	(2,376)
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD	720	124,628
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	2,400	580,278
Level 3 Communications, Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/19	CCC	USD	1,600	125,091

Total							$1,349,409
[1]	Using S&P’s rating of the underlying securities of the index.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
[3]	Using S&P’s rating of the issuer.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for consolidated financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	59

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$33,165,519	$2,552,779	$8,653,232	$44,371,530
Corporate Bonds	—	463,753,924	5,000,092	468,754,016
Floating Rate Loan Interests	—	99,592,860	21,941,452	121,534,312
Other Interests	163	—	71	234
Preferred Securities	5,416,437	2,326,750	—	7,743,187
Warrants	93,672	—	100,823	194,495
Short-Term Securities	4,840,770	—	—	4,840,770
Options Purchased:
Equity Contracts	3,320	—	—	3,320
Total	$43,519,881	$568,226,313	$35,695,670	$647,441,864

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,351,785	—	$1,351,785
Foreign currency exchange contracts	—	1,622,949	—	1,622,949
Liabilities:
Credit contracts	—	(143,840)	—	(143,840)
Equity contracts	$(98,075)	—	—	(98,075)
Foreign currency exchange contracts	—	(13,704)	—	(13,704)
Total	$(98,075)	$2,817,190	—	$2,719,115
[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$317,411	—	—	$317,411
Cash pledged as collateral for financial futures contracts	324,000	—	—	324,000
Cash pledged as collateral for swaps	400,000	—	—	400,000
Liabilities:
Bank overdraft	—	$(307,820)	—	(307,820)
Cash held as collateral for swaps	—	(1,200,000)	—	(1,200,000)
Loan payable	—	(178,000,000)	—	(178,000,000)
Total	$1,041,411	$(179,507,820)	—	$(178,466,409)

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2013.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2012	$7,005,140	$4,924,921	$19,461,069	$71	$1	$31,391,202
Transfers into Level 3[1]	15,812	2,269,625	2,470,993	—	—	4,756,430
Transfers out of Level 3[2]	—	—	(2,245,765)	—	—	(2,245,765)
Accrued discounts/premiums	—	(15,394)	60,872	—	—	45,478
Net realized gain (loss)	—	11,264	(118,542)	—	—	(107,278)
Net change in unrealized appreciation/depreciation[3]	800,479	(2,291,902)	1,226,432	—	100,822	(164,169)
Purchases	831,801	3,947,719	7,770,453	—	—	12,549,973
Sales	—	(3,846,141)	(6,684,060)		—	(10,530,201)
Closing Balance, as of February 28, 2013	$8,653,232	$5,000,092	$21,941,452	$71	$100,823	$35,695,670
[1]	As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,756,430 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $2,245,765 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held as of February 28, 2013 was $870,743.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets:
Opening Balance, as of August 31, 2012	$869,356
Transfers into Level 3[4]	—
Transfers out of Level 3[4]	(205,779)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[5]	(663,577)
Purchases	—
Issues[6]	—
Sales	—
Settlements[7]	—
Closing Balance, as of February 28, 2013	—
[4]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[5]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.
[6]	Issues represent upfront cash received on certain derivative financial instruments.
[7]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	61

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Global Valuation Committee to determine the value of certain of the Trust’s Level 3 investments as of February 28, 2013. The table does not include Level 3 investments with values derived utilizing third party pricing information without adjustment. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments. The value of Level 3 investments derived using third party pricing information is $19,957,170.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$7,147,761	Market Comparable Companies	EBITDA Multiple	6.56x
			Enterprise Value/Oil Barrel Multiple	CAD[2] 0.44x
	365,274	Restructure Terms[3]	N/A	—
Corporate Bonds	996,332	Discounted Cash Flow	Yield	12%
	2,759,300	Cost[4]	N/A	—
Floating Rate Loan Interests	1,077,719	Discounted Cash Flow	Yield	9.50%
	3,250,000	Cost[4]	N/A	—
Warrant	48,442	Discounted Vendor Price	Distribution Rate	0.51639
	93,672	Black-Sholes	Implied Volatility	90%
Total	$15,738,500

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:
Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Enterprise Value/Oil Barrel Multiple	Increase	Decrease
Yield	Decrease	Increase
Distribution Rate	Decrease	Increase
Implied Volatility	Increase	Decrease
[2]	Canadian Dollar.
[3]	Investment is valued based on the company’s financial restructuring plan.
[4]	The Trust fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)
Common Stocks		Shares	Value
Diversified Financial Services — 0.7%
Kcad Holdings I Ltd. (a)		128,137,634	$864,928
Diversified Telecommunication Services — 0.1%
Broadview Networks Holdings, Inc. (a)		15,600	104,364
Hotels, Restaurants & Leisure — 0.0%
Travelport LLC (a)		35,081	351
Paper & Forest Products — 0.3%
NewPage Corp. (a)		3,980	338,300
Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		251	3
HMH Holdings/EduMedia (a)		9,409	172,491
			172,494
Total Common Stocks — 1.2%			1,480,437

Corporate Bonds		Par (000)
Aerospace & Defense — 0.9%
Bombardier, Inc., 4.25%, 1/15/16 (b)	USD	265	274,938
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		100	108,938
7.13%, 3/15/21		125	136,250
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		398	439,292
Spirit Aerosystems, Inc., 7.50%, 10/01/17		147	155,820
			1,115,238
Air Freight & Logistics — 0.4%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		257	258,367
Series 2, 12.38%, 8/16/15		260	261,594
			519,961
Airlines — 1.5%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		309	321,675
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 1/12/19		163	168,071
Series 2012-3, Class C, 6.13%, 4/29/18		405	403,987
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1, 6.72%, 1/02/23		261	289,307
Series 2009-1, Class B, 9.75%, 12/17/16		90	99,811
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		254	268,365
Series 2012-1, Class C, 9.13%, 10/01/15		186	199,020
Series 2012-2, Class B, 6.75%, 6/03/21		150	156,750
			1,906,986
Auto Components — 1.8%
Dana Holding Corp., 6.75%, 2/15/21		200	217,750
Delphi Corp.:
6.13%, 5/15/21		35	38,150
5.00%, 2/15/23		65	67,681
Icahn Enterprises LP, 8.00%, 1/15/18		1,510	1,617,588
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		155	169,725
Titan International, Inc., 7.88%, 10/01/17		190	203,775
			2,314,669
Beverages — 0.2%
Crown European Holdings SA:
7.13%, 8/15/18 (b)	EUR	114	161,111
7.13%, 8/15/18		50	70,663
			231,774
Building Products — 1.1%
Building Materials Corp. of America (b):
7.00%, 2/15/20	USD	430	465,475
6.75%, 5/01/21		350	375,812
Corporate Bonds		Par (000)	Value
Building Products (concluded)
Momentive Performance Materials, Inc., 8.88%, 10/15/20	USD	155	$159,069
USG Corp., 9.75%, 1/15/18		315	370,519
			1,370,875
Capital Markets — 0.6%
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (c)(d)		295	308,460
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (b)		200	235,195
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		209	210,045
			753,700
Chemicals — 3.3%
Axiall Corp., 4.88%, 5/15/23 (b)		76	77,140
Celanese US Holdings LLC, 5.88%, 6/15/21		632	690,460
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)		163	165,649
Huntsman International LLC, 8.63%, 3/15/21		80	90,400
INEOS Finance Plc, 7.50%, 5/01/20 (b)		195	210,112
Kraton Polymers LLC, 6.75%, 3/01/19		55	57,200
LyondellBasell Industries NV, 5.75%, 4/15/24		1,210	1,406,625
Nexeo Solutions LLC, 8.38%, 3/01/18		40	39,100
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		100	106,000
Orion Engineered Carbons Bondco GmbH (FKA Kinove German Bondco GmbH), 10.00%, 6/15/18	EUR	148	213,896
PolyOne Corp., 7.38%, 9/15/20	USD	100	110,750
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		325	336,375
Tronox Finance LLC, 6.38%, 8/15/20 (b)		644	639,975
			4,143,682
Commercial Banks — 1.8%
CIT Group, Inc.:
5.25%, 3/15/18		1,440	1,548,000
6.63%, 4/01/18 (b)		285	323,475
5.50%, 2/15/19 (b)		240	261,000
5.00%, 8/15/22		210	224,700
			2,357,175
Commercial Services & Supplies — 2.0%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		122	131,150
ARAMARK Corp., 5.75%, 3/15/20 (b)(e)		282	287,640
ARAMARK Holdings Corp., 8.63%, 5/01/16 (b)(e)(f)		190	193,802
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		230	248,939
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		162	169,680
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		9	9,675
Casella Waste Systems, Inc., 7.75%, 2/15/19		25	23,938
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (b)		270	273,375
Clean Harbors, Inc., 5.25%, 8/01/20		233	239,990
Covanta Holding Corp., 6.38%, 10/01/22		280	303,614
HDTFS, Inc. (b):
5.88%, 10/15/20		40	41,600
6.25%, 10/15/22		115	123,625
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)		34	35,998
Mobile Mini, Inc., 7.88%, 12/01/20		165	183,562
RSC Equipment Rental, Inc., 8.25%, 2/01/21		210	238,087
West Corp., 8.63%, 10/01/18		65	69,225
			2,573,900
Communications Equipment — 1.2%
Avaya, Inc., 9.75%, 11/01/15		310	304,962
Brocade Communications Systems, Inc., 4.63%, 1/15/23 (b)		90	87,750
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		430	480,525
10.13%, 7/01/20		560	656,600
			1,529,837

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	63

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Computers & Peripherals — 0.3%
EMC Corp., Series B, 1.75%, 12/01/13 (c)	USD	89	$128,716
NCR Corp., 5.00%, 7/15/22 (b)		120	119,400
SanDisk Corp., 1.50%, 8/15/17 (c)		130	160,063
			408,179
Construction & Engineering — 0.3%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		90	93,375
H&E Equipment Services, Inc., 7.00%, 9/01/22 (b)		193	211,335
Weekley Homes LLC, 6.00%, 2/01/23 (b)		67	68,340
			373,050
Construction Materials — 2.3%
HD Supply, Inc. (b):
8.13%, 4/15/19		560	630,700
11.00%, 4/15/20		590	710,950
7.50%, 7/15/20		917	918,146
11.50%, 7/15/20		620	714,550
			2,974,346
Consumer Finance — 1.0%
Credit Acceptance Corp., 9.13%, 2/01/17		220	239,800
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		330	400,537
8.13%, 1/15/20		500	629,908
			1,270,245
Containers & Packaging — 1.9%
Ardagh Packaging Finance Plc (b):
7.38%, 10/15/17	EUR	285	403,709
9.13%, 10/15/20	USD	200	219,000
9.13%, 10/15/20		200	218,000
7.00%, 11/15/20		200	200,500
4.88%, 11/15/22		200	197,000
Berry Plastics Corp.:
4.18%, 9/15/14 (g)		135	135,000
8.25%, 11/15/15		55	57,321
9.75%, 1/15/21		85	98,175
Crown Americas LLC, 6.25%, 2/01/21		5	5,450
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		52	50,830
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	120	170,014
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	175	192,500
Pactiv LLC, 7.95%, 12/15/25		177	165,937
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		243	268,515
			2,381,951
Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17 (b)		605	636,763
Diversified Consumer Services — 1.1%
313 Group, Inc. (b):
6.38%, 12/01/19		432	421,200
8.75%, 12/01/20		261	257,737
Laureate Education, Inc., 9.25%, 9/01/19 (b)		550	598,125
ServiceMaster Co., 8.00%, 2/15/20		85	90,100
			1,367,162
Diversified Financial Services — 5.0%
Air Lease Corp., 4.50%, 1/15/16		260	265,850
Aircastle Ltd.:
6.75%, 4/15/17		160	176,400
6.25%, 12/01/19		140	150,850
Ally Financial, Inc.:
7.50%, 12/31/13		330	346,500
8.00%, 11/01/31		1,227	1,541,419
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		180	177,525
DPL, Inc.:
6.50%, 10/15/16		146	153,300
7.25%, 10/15/21		384	411,840
Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
General Motors Financial Co., Inc., 6.75%, 6/01/18	USD	140	$161,000
Leucadia National Corp., 8.13%, 9/15/15		378	427,140
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		115	123,481
9.00%, 4/15/19		210	222,600
7.88%, 8/15/19		150	165,750
9.88%, 8/15/19		580	635,100
5.75%, 10/15/20		985	1,017,012
WMG Acquisition Corp.:
11.50%, 10/01/18		190	220,638
6.00%, 1/15/21 (b)		154	159,390
			6,355,795
Diversified Telecommunication Services — 2.3%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		240	234,600
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., 6.38%, 9/15/20 (b)		205	211,919
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)		150	169,875
Level 3 Communications, Inc.:
6.50%, 10/01/16 (c)		125	165,078
8.88%, 6/01/19 (b)		145	156,600
Level 3 Financing, Inc.:
8.13%, 7/01/19		813	886,170
7.00%, 6/01/20 (b)		192	201,600
8.63%, 7/15/20		385	427,350
TW Telecom Holdings, Inc., 5.38%, 10/01/22		130	135,525
Windstream Corp.:
8.13%, 8/01/13		112	114,934
7.88%, 11/01/17		163	184,598
7.50%, 4/01/23		35	36,575
6.38%, 8/01/23 (b)		35	34,300
			2,959,124
Electric Utilities — 0.5%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		130	144,601
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	350	466,675
			611,276
Electrical Equipment — 0.3%
Belden, Inc., 5.50%, 9/01/22 (b)	USD	160	164,000
General Cable Corp., 5.75%, 10/01/22 (b)		270	276,750
			440,750
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18		105	126,263
Energy Equipment & Services — 3.8%
Atwood Oceanics, Inc., 6.50%, 2/01/20		65	70,688
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		185	185,925
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		170	175,312
6.50%, 6/01/21		595	618,800
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)		578	598,230
Genesis Energy LP, 5.75%, 2/15/21 (b)		74	76,590
Gulfmark Offshore, Inc., 6.38%, 3/15/22		70	72,275
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		140	147,000
MEG Energy Corp. (b):
6.50%, 3/15/21		455	480,025
6.38%, 1/30/23		160	165,600
Oil States International, Inc.:
6.50%, 6/01/19		140	149,800
5.13%, 1/15/23 (b)		60	60,000

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
Peabody Energy Corp.:
6.25%, 11/15/21	USD	640	$665,600
7.88%, 11/01/26		170	181,900
4.75%, 12/15/66 (c)		309	262,457
Precision Drilling Corp.:
6.63%, 11/15/20		35	37,188
6.50%, 12/15/21		135	143,100
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		200	210,000
Seadrill Ltd., 5.63%, 9/15/17 (b)		305	308,812
Tervita Corp., 8.00%, 11/15/18 (b)		159	163,770
			4,773,072
Food & Staples Retailing — 0.1%
Rite Aid Corp., 9.25%, 3/15/20		165	184,800
Food Products — 0.4%
Del Monte Corp., 7.63%, 2/15/19		27	28,013
Post Holdings, Inc., 7.38%, 2/15/22		255	275,400
Smithfield Foods, Inc., 6.63%, 8/15/22		205	222,937
			526,350
Health Care Equipment & Supplies — 3.4%
Biomet, Inc. (b):
6.50%, 8/01/20		1,680	1,776,600
6.50%, 10/01/20		1,002	1,032,060
DJO Finance LLC:
8.75%, 3/15/18		168	185,430
7.75%, 4/15/18		50	49,750
9.88%, 4/15/18		180	192,150
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (b)		48	51,960
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		120	130,800
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		505	579,487
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (b)		145	142,100
Teleflex, Inc., 6.88%, 6/01/19		130	141,375
			4,281,712
Health Care Providers & Services — 8.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		255	273,488
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		395	415,244
7.13%, 7/15/20		202	217,655
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	200	276,776
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	200	313,271
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	393	409,702
HCA Holdings, Inc., 6.25%, 2/15/21		540	569,700
HCA, Inc.:
8.50%, 4/15/19		60	66,450
6.50%, 2/15/20		1,010	1,131,200
7.88%, 2/15/20		40	44,350
7.25%, 9/15/20		1,400	1,554,000
4.75%, 5/01/23		660	658,350
Hologic, Inc., 6.25%, 8/01/20 (b)		703	741,665
IASIS Healthcare LLC, 8.38%, 5/15/19		286	294,580
INC Research LLC, 11.50%, 7/15/19 (b)		302	322,385
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		280	291,900
Omnicare, Inc.:
7.75%, 6/01/20		450	499,500
3.75%, 4/01/42 (c)		69	71,933
Symbion, Inc., 8.00%, 6/15/16		155	161,975
Tenet Healthcare Corp.:
6.25%, 11/01/18		474	524,955
8.88%, 7/01/19		1,260	1,423,800
6.75%, 2/01/20		230	246,100
4.50%, 4/01/21 (b)		312	307,710
Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
Vanguard Health Holding Co. II LLC:
8.00%, 2/01/18	USD	104	$110,760
7.75%, 2/01/19 (b)		205	219,606
			11,147,055
Health Care Technology — 1.1%
IMS Health, Inc. (b):
12.50%, 3/01/18		1,125	1,355,625
6.00%, 11/01/20		63	65,520
			1,421,145
Hotels, Restaurants & Leisure — 2.6%
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/15		389	353,990
10.00%, 12/15/18		335	221,100
9.00%, 2/15/20 (b)		382	377,225
Caesars Operating Escrow LLC:
8.50%, 2/15/20		88	85,800
9.00%, 2/15/20 (b)		431	425,612
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		200	209,000
Diamond Resorts Corp., 12.00%, 8/15/18		550	605,000
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		60	59,625
MTR Gaming Group, Inc., 11.50%, 8/01/19 (f)		65	67,938
Regal Entertainment Group, 5.75%, 2/01/25		112	109,760
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		200	196,000
Travelport LLC:
4.91%, 9/01/14 (g)		85	77,350
6.31%, 12/01/16 (b)(f)		197	179,185
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(h)		215	—
Wynn Las Vegas LLC, 5.38%, 3/15/22		270	283,838
			3,251,423
Household Durables — 2.8%
Ashton Woods USA LLC, 6.88%, 2/15/21 (b)		98	98,490
Beazer Homes USA, Inc., 6.63%, 4/15/18		15	16,031
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		180	190,800
Jarden Corp., 7.50%, 1/15/20	EUR	140	196,942
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	415	456,500
Libbey Glass, Inc., 6.88%, 5/15/20		270	289,575
PH Holding LLC, 9.75%, 12/31/17		150	147,000
Pulte Group, Inc., 6.38%, 5/15/33		85	86,275
The Ryland Group, Inc., 6.63%, 5/01/20		160	176,000
Standard Pacific Corp.:
10.75%, 9/15/16		890	1,108,050
8.38%, 1/15/21		440	522,500
United Rentals North America, Inc., 5.75%, 7/15/18		114	122,693
William Lyon Homes, Inc., 8.50%, 11/15/20 (b)		130	139,750
			3,550,606
Household Products — 0.8%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	135,777
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	167	177,646
6.63%, 11/15/22		110	118,525
Spectrum Brands, Inc.:
9.50%, 6/15/18		430	487,512
6.75%, 3/15/20 (b)		43	46,333
			965,793
Independent Power Producers & Energy Traders — 4.7%
The AES Corp., 7.38%, 7/01/21		125	141,250
Calpine Corp. (b):
7.25%, 10/15/17		72	76,590
7.50%, 2/15/21		40	43,500
7.88%, 1/15/23		180	199,350

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	65

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Independent Power Producers & Energy Traders (concluded)
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (b)	USD	330	$348,150
10.00%, 12/01/20 (b)		670	755,425
10.00%, 12/01/20		1,936	2,197,360
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		107	117,716
Series C, 9.68%, 7/02/26		135	147,150
Laredo Petroleum, Inc.:
9.50%, 2/15/19		340	384,200
7.38%, 5/01/22		165	179,025
NRG Energy, Inc.:
7.63%, 1/15/18		661	757,671
6.63%, 3/15/23 (b)		285	303,525
QEP Resources, Inc.:
5.38%, 10/01/22		148	155,030
5.25%, 5/01/23		115	119,025
			5,924,967
Industrial Conglomerates — 0.2%
Sequa Corp., 7.00%, 12/15/17 (b)		250	251,875
Insurance — 0.6%
Alliant Holdings I, Inc., 7.88%, 12/15/20 (b)		499	501,495
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		98	103,880
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		120	118,800
			724,175
Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		64	64,000
IT Services — 3.6%
Ceridian Corp., 8.88%, 7/15/19 (b)		650	732,875
Epicor Software Corp., 8.63%, 5/01/19		230	247,825
First Data Corp.:
7.38%, 6/15/19 (b)		895	940,869
6.75%, 11/01/20 (b)		1,131	1,160,689
8.25%, 1/15/21 (b)		58	59,305
11.25%, 1/15/21 (b)		214	218,280
12.63%, 1/15/21		365	389,181
SunGard Data Systems, Inc.:
7.38%, 11/15/18		250	268,437
6.63%, 11/01/19 (b)		350	359,625
WEX, Inc., 4.75%, 2/01/23 (b)		214	207,045
			4,584,131
Machinery — 1.8%
Dematic SA, 7.75%, 12/15/20 (b)		40	40,900
The Manitowoc Co., Inc., 5.88%, 10/15/22		205	210,125
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20 (b)		150	156,000
SPX Corp., 6.88%, 9/01/17		80	89,400
Terex Corp., 6.00%, 5/15/21		205	212,687
Trinseo Materials Operating SCA, 8.75%, 2/01/19 (b)		178	177,333
UR Merger Sub Corp.:
7.38%, 5/15/20		195	213,525
7.63%, 4/15/22		957	1,059,877
6.13%, 6/15/23		85	89,250
			2,249,097
Media — 9.7%
Affinion Group, Inc., 7.88%, 12/15/18		177	134,520
AMC Networks, Inc.:
7.75%, 7/15/21		100	113,500
4.75%, 12/15/22		156	155,415
Cablevision Systems Corp., 5.88%, 9/15/22		250	242,500
CCO Holdings LLC:
5.25%, 9/30/22		941	925,709
5.13%, 2/15/23		270	263,250
Corporate Bonds		Par (000)	Value
Media (concluded)
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)	USD	293	$231,470
Checkout Holding Corp., 11.47%, 11/15/15 (b)(d)		199	147,011
Cinemark USA, Inc.:
8.63%, 6/15/19		120	133,050
5.13%, 12/15/22 (b)		93	93,465
Clear Channel Communications, Inc., 9.00%, 12/15/19 (b)		403	374,790
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (b)		271	283,195
6.50%, 11/15/22 (b)		732	770,430
Series B 7.63%, 3/15/20		500	517,500
DISH DBS Corp.:
5.88%, 7/15/22		450	474,750
5.00%, 3/15/23 (b)		295	292,788
Harron Communications LP, 9.13%, 4/01/20 (b)		140	154,000
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		315	337,838
6.63%, 12/15/22 (b)		93	93,698
Intelsat Luxembourg SA:
11.25%, 2/04/17		270	286,875
11.50%, 2/04/17		998	1,061,750
Interactive Data Corp., 10.25%, 8/01/18		615	697,256
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		155	167,206
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	155	216,687
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	335	363,475
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		261	284,490
Nielsen Finance LLC:
11.63%, 2/01/14		72	78,660
7.75%, 10/15/18		517	572,577
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	100	157,773
ProQuest LLC, 9.00%, 10/15/18 (d)	USD	82	81,385
ProtoStar I Ltd., 18.00%, 10/15/13 (a)(b)(h)		1,427	714
Sterling Entertainment Corp., 10.00%, 12/15/19		375	375,000
Unitymedia GmbH:
9.63%, 12/01/19	EUR	100	144,459
9.63%, 12/01/19 (b)		245	353,925
9.50%, 3/15/21		190	282,435
Unitymedia Hessen GmbH & Co. KG, 7.50%, 3/15/19		304	431,615
Univision Communications, Inc., 6.75%, 9/15/22 (b)	USD	55	59,400
UPC Holding BV, 9.88%, 4/15/18 (b)		200	224,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	371	513,420
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	155	162,750
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	85	119,849
			12,374,580
Metals & Mining — 4.4%
ArcelorMittal:
9.50%, 2/15/15	USD	295	332,981
4.00%, 8/05/15		173	179,114
4.25%, 3/01/16		50	51,500
5.00%, 2/25/17		180	187,290
6.13%, 6/01/18		181	195,172
6.00%, 3/01/21		26	27,593
6.75%, 2/25/22		214	235,637
7.50%, 10/15/39		26	26,953
7.25%, 3/01/41		99	98,753
FMG Resources August 2006 Property Ltd. (b):
6.38%, 2/01/16		195	203,079
6.00%, 4/01/17		208	216,840
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		130	141,375
GoldCorp, Inc., 2.00%, 8/01/14 (c)		460	481,850
See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Kaiser Aluminum Corp., 8.25%, 6/01/20	USD	100	$111,750
New Gold, Inc., 7.00%, 4/15/20 (b)		65	70,200
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (c)		670	739,931
Novelis, Inc., 8.75%, 12/15/20		1,525	1,708,000
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)		105	112,350
Taseko Mines Ltd., 7.75%, 4/15/19		190	189,050
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		200	227,500
Walter Energy, Inc., 9.88%, 12/15/20 (b)		57	61,988
			5,598,906
Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17		351	371,183
Dufry Finance SCA, 5.50%, 10/15/20 (b)		200	208,500
			579,683
Oil, Gas & Consumable Fuels — 9.1%
Access Midstream Partners LP:
6.13%, 7/15/22		120	128,700
4.88%, 5/15/23		165	163,350
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (c)		385	367,434
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (b)		100	107,500
BreitBurn Energy Partners LP, 7.88%, 4/15/22		115	122,188
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		107	112,350
Chaparral Energy, Inc., 7.63%, 11/15/22		95	103,075
Chesapeake Energy Corp.:
7.25%, 12/15/18		50	56,500
6.63%, 8/15/20		80	87,600
6.88%, 11/15/20		80	88,000
6.13%, 2/15/21		35	37,100
Concho Resources, Inc.:
7.00%, 1/15/21		75	82,875
6.50%, 1/15/22		133	144,970
5.50%, 10/01/22		99	103,084
CONSOL Energy, Inc., 8.25%, 4/01/20		135	148,837
Continental Resources, Inc., 7.13%, 4/01/21		170	192,950
Crosstex Energy LP, 8.88%, 2/15/18		65	70,038
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (b)		165	166,237
Denbury Resources, Inc., 4.63%, 7/15/23		334	327,737
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		210	237,300
7.75%, 6/15/19		245	262,762
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		155	168,950
7.75%, 9/01/22		95	102,838
EV Energy Partners LP, 8.00%, 4/15/19		70	73,325
Halcon Resources Corp., 8.88%, 5/15/21 (b)		179	192,425
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		124	136,710
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		155	174,375
Linn Energy LLC:
6.50%, 5/15/19		20	20,700
6.25%, 11/01/19 (b)		515	525,300
8.63%, 4/15/20		50	55,313
7.75%, 2/01/21		75	81,000
MarkWest Energy Partners LP:
5.50%, 2/15/23		100	105,000
4.50%, 7/15/23		135	131,963
Newfield Exploration Co., 6.88%, 2/01/20		350	375,375
Northern Oil and Gas, Inc., 8.00%, 6/01/20		140	146,300
Oasis Petroleum, Inc.:
7.25%, 2/01/19		90	97,200
6.50%, 11/01/21		135	145,800
Offshore Group Investments Ltd., 11.50%, 8/01/15		332	361,880
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		100	108,750
PDC Energy, Inc., 7.75%, 10/15/22 (b)		90	95,175
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		296	301,920
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)	USD	465	$511,500
Plains Exploration & Production Co., 6.88%, 2/15/23		460	530,150
Range Resources Corp.:
8.00%, 5/15/19		170	187,000
5.75%, 6/01/21		460	489,900
5.00%, 8/15/22		178	182,005
Regency Energy Partners LP:
6.88%, 12/01/18		173	186,840
5.50%, 4/15/23		287	302,785
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (b)		699	721,717
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		665	734,825
6.50%, 11/01/20 (b)		140	147,700
SandRidge Energy, Inc., 7.50%, 2/15/23		245	256,637
SESI LLC:
6.38%, 5/01/19		145	155,512
7.13%, 12/15/21		105	116,288
SM Energy Co.:
6.63%, 2/15/19		60	64,350
6.50%, 11/15/21		115	125,063
6.50%, 1/01/23		170	184,025
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (b)		68	70,890
Vanguard Natural Resources, 7.88%, 4/01/20		120	126,000
			11,604,073
Paper & Forest Products — 0.8%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		155	167,013
Boise Paper Holdings LLC:
9.00%, 11/01/17		25	27,031
8.00%, 4/01/20		50	55,125
Clearwater Paper Corp., 7.13%, 11/01/18		270	292,275
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		155	162,750
NewPage Corp., 11.38%, 12/31/14 (a)(h)		919	—
Sappi Papier Holding GmbH (b):
8.38%, 6/15/19		200	224,000
6.63%, 4/15/21		65	67,275
			995,469
Pharmaceuticals — 1.2%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	100	146,874
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)	USD	174	199,665
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		260	273,163
6.88%, 12/01/18		330	358,462
6.38%, 10/15/20		180	193,725
6.75%, 8/15/21		280	302,750
			1,474,639
Professional Services — 0.2%
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)		220	246,400
Real Estate Investment Trusts (REITs) — 0.8%
Cantor Commercial Real Estate Co. LP, 7.75%, 2/15/18 (b)		122	122,610
Felcor Lodging LP:
6.75%, 6/01/19		463	497,436
5.63%, 3/01/23 (b)		112	112,700
The Rouse Co. LP, 6.75%, 11/09/15		240	249,600
			982,346
Real Estate Management & Development — 2.1%
CBRE Services, Inc., 6.63%, 10/15/20		160	172,800
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		375	404,062
Mattamy Group Corp., 6.50%, 11/15/20 (b)		165	164,381

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	67

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Real Estate Management & Development (concluded)
Realogy Corp.:
11.50%, 4/15/17	USD	175	$186,594
12.00%, 4/15/17		45	48,038
7.88%, 2/15/19 (b)		560	609,000
7.63%, 1/15/20 (b)		220	248,050
9.00%, 1/15/20 (b)		145	166,387
Shea Homes LP, 8.63%, 5/15/19		635	704,850
			2,704,162
Road & Rail — 0.8%
The Hertz Corp.:
7.50%, 10/15/18		360	393,300
6.75%, 4/15/19 (b)		130	140,075
7.38%, 1/15/21		450	496,125
			1,029,500
Semiconductors & Semiconductor Equipment — 0.5%
Micron Technology, Inc., Series C, 2.38%, 5/01/32 (b)(c)		112	124,670
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		200	204,500
Spansion LLC, 7.88%, 11/15/17		260	274,300
			603,470
Software — 1.3%
IAC/InterActiveCorp, 4.75%, 12/15/22 (b)		183	178,883
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(f)		130	133,250
Infor US, Inc., 9.38%, 4/01/19		730	819,425
Interface Security Systems Holdings, Inc., 9.25%, 1/15/18 (b)		64	65,120
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		225	227,812
Sophia LP, 9.75%, 1/15/19 (b)		198	219,037
			1,643,527
Specialty Retail — 2.8%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		165	183,975
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		280	310,800
House of Fraser Funding Plc, 8.88%, 8/15/18 (b)	GBP	129	207,441
Limited Brands, Inc.:
8.50%, 6/15/19	USD	70	85,750
5.63%, 2/15/22		70	74,025
Michaels Stores, Inc., 7.75%, 11/01/18		103	112,399
New Academy Finance Co., 8.00%, 6/15/18 (b)(f)		94	97,055
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		620	674,250
Penske Automotive Group, Inc., 5.75%, 10/01/22 (b)		490	512,662
QVC, Inc.:
7.13%, 4/15/17 (b)		105	109,364
7.50%, 10/01/19 (b)		285	314,552
7.38%, 10/15/20 (b)		130	144,097
5.13%, 7/02/22		11	11,632
Sally Holdings LLC:
6.88%, 11/15/19		245	273,175
5.75%, 6/01/22		223	235,544
Sonic Automotive, Inc., 9.00%, 3/15/18		175	192,500
			3,539,221
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		195	211,819
Phillips-Van Heusen Corp., 4.50%, 12/15/22		111	109,474
			321,293
Trading Companies & Distributors — 0.6%
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		215	231,663
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1 (b):
Class A, 5.13%, 11/30/24		260	279,500
Class B 6.50%, 5/30/21		250	264,289
			775,452
Corporate Bonds		Par (000)	Value
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)	USD	198	$209,880
Wireless Telecommunication Services — 4.8%
Cricket Communications, Inc., 7.75%, 10/15/20		261	266,220
Crown Castle International Corp., 5.25%, 1/15/23 (b)		469	480,725
Digicel Group Ltd. (b):
8.25%, 9/01/17		565	596,075
8.25%, 9/30/20		245	261,293
Digicel, Ltd., 6.00%, 4/15/21 (b)(e)		545	543,637
MetroPCS Wireless, Inc., 6.63%, 11/15/20		309	323,291
NII Capital Corp., 7.63%, 4/01/21		152	106,400
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	130	203,626
Sprint Capital Corp., 6.88%, 11/15/28	USD	718	725,180
Sprint Nextel Corp. (b):
9.00%, 11/15/18		2,001	2,481,240
7.00%, 3/01/20		90	105,300
			6,092,987
Total Corporate Bonds — 105.1%			133,398,490

Floating Rate Loan Interests (g)
Airlines — 1.2%
Delta Air Lines, Inc., Term Loan B, 4.50%, 4/20/17		212	213,426
Northwest Airlines, Inc.:
Term Loan, 2.32%, 3/10/17		309	287,679
Term Loan, 2.32%, 3/10/17		560	521,360
Term Loan, 1.70%, 9/10/18		254	226,771
Term Loan, 1.70%, 9/10/18		252	224,986
			1,474,222
Auto Components — 1.0%
Federal-Mogul Corp.:
Term Loan B, 2.14%, 12/29/14		720	670,319
Term Loan C, 2.14%, 12/28/15		352	327,049
Schaeffler AG, Term Loan B2, 6.00%, 1/27/17		225	224,944
			1,222,312
Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/31/19		185	186,942
Capital Markets — 0.6%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		411	415,110
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		215	216,075
Second Lien Term Loan, 8.25%, 2/28/19		185	188,700
			819,885
Chemicals — 0.4%
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		171	174,999
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/03/20		305	308,703
			483,702
Commercial Services & Supplies — 0.4%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		195	196,326
Delos Aircraft, Inc., Term Loan 2, 4.75%, 4/12/16		325	326,895
			523,221
Communications Equipment — 1.4%
Alcatel-Lucent, Term Loan C, 7.25%, 1/31/19		955	965,505
Avaya, Inc., Term Loan B5, 8.00%, 3/30/18		57	57,199
Zayo Group LLC, Refinancing Term Loan B, 5.25%, 7/12/19		807	809,295
			1,831,999

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (g)		Par (000)	Value
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17	USD	493	$493,835
Consumer Finance — 1.4%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		1,772	1,778,273
Diversified Consumer Services — 0.2%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		64	64,687
ServiceMaster Co., New Term Loan, 2.70%, 4/01/17		200	199,321
			264,008
Diversified Telecommunication Services — 1.2%
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17		404	411,562
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		150	151,309
2019 Term Loan B, 5.25%, 8/01/19		120	121,225
Term Loan, 4.75%, 8/01/19		800	806,400
			1,490,496
Energy Equipment & Services — 1.7%
Dynegy Midwest Generation LLC, CoalCo. Term Loan, 9.25%, 8/04/16		777	802,362
Dynegy Power LLC, GasCo. Term Loan, 9.25%, 8/04/16		1,255	1,304,710
Tervita Corp., Incremental Term Loan, 3.20%, 5/01/18		60	60,309
			2,167,381
Food & Staples Retailing — 0.0%
Rite Aid Corp., Second Lien Term Loan, 5.75%, 7/07/20		45	46,025
Food Products — 0.1%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		95	96,158
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		174	175,310
Capital Safety North America, Term Loan, 4.50%, 1/21/19		347	347,375
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		124	127,173
			649,858
Health Care Providers & Services — 0.5%
Genesis HealthCare Corp., Term Loan B, 10.00%—10.75%, 9/25/17		85	82,980
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		206	201,397
Term Loan A, 8.50%, 3/02/15		154	152,205
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		166	163,019
			599,601
Hotels, Restaurants & Leisure — 3.1%
Caesars Entertainment Operating Co., Inc.:
Term Loan B1, 3.20%, 1/28/15		214	213,334
Term Loan B3, 3.20%—3.31%, 1/28/15		13	13,175
Harrah’s Property Co., Mezzanine Term Loan, 3.69%, 2/13/14		2,355	2,166,600
MGM Resorts International, Term Loan B, 4.25%, 12/20/19		540	546,210
Station Casinos, Inc.:
Term Loan B, 5.50%, 9/27/19		454	456,508
Term Loan B, 5.00%, 2/13/20		440	443,667
Floating Rate Loan Interests (g)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Travelport Holdings Ltd.:
Extended Tranche A Term Loan, 6.40%, 12/01/16	USD	91	$32,104
Extended Tranche B Term Loan, 13.80%, 12/01/16		304	28,386
			3,899,984
Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		254	256,448
Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		145	146,088
IT Services — 0.3%
First Data Corp., Extended 2018 Term Loan B, 4.20%, 3/23/18		355	350,527
Leisure Equipment & Products — 0.1%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		108	107,612
Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		90	90,785
Machinery — 0.7%
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		262	263,992
Silver II US Holdings LLC, Term Loan, 4.75%, 12/05/19		685	685,000
			948,992
Media — 4.1%
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		139	108,406
Tranche 1 Incremental, 7.50%, 7/03/14		691	549,544
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		124	124,307
Clear Channel Communications, Inc.:
Term Loan B, 3.85%, 1/29/16		599	512,255
Term Loan C, 3.85%, 1/29/16		178	150,332
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		194	196,111
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		180	181,019
Intelsat Jackson Holdings SA, Term Loan B1, 4.50%, 4/02/18		2,748	2,773,918
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		185	184,796
Univision Communications, Inc., Extended Term Loan, 4.45%, 3/31/17		120	120,031
Virgin Media Investment Holdings, Term Loan B, 3.50%, 2/17/20		320	318,089
			5,218,808
Metals & Mining — 0.9%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		189	192,831
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		938	948,883
			1,141,714
Oil, Gas & Consumable Fuels — 1.5%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		975	995,212
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		396	400,026
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		100	100,938
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		425	426,748
			1,922,924

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	69

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (g)		Par (000)	Value
Pharmaceuticals — 0.4%
Par Pharmaceutical, Term Loan B, 5.00%, 9/28/19	USD	319	$318,801
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18		138	139,256
			458,057
Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/01/19		164	165,715
Real Estate Investment Trusts (REITs) — 0.3%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17		332	331,908
Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Letter of Credit, Loan, 4.46%, 10/10/16		29	28,913
Extended Term Loan, 4.42%, 10/10/16		245	245,263
			274,176
Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.70%, 9/29/17		125	124,538
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.45%, 12/01/16		130	130,000
Software — 0.6%
GCA Services Group, Inc., Second Lien Term Loan, 9.25%, 10/22/20		25	24,750
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		542	548,151
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20		225	234,000
			806,901
Specialty Retail — 0.2%
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19		235	237,409
Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		506	511,237
PVH Corp., Term Loan B, 3.25%, 12/19/19		190	191,524
			702,761
Thrifts & Mortgage Finance — 0.2%
Ocwen Financial Corp., Term Loan, 5.00%, 1/22/18		260	263,142
Wireless Telecommunication Services — 1.2%
Vodafone Americas Finance 2, Inc.: (f)
Term Loan, 6.88%, 8/11/15		831	847,258
Term Loan B, 6.25%, 7/11/16		619	635,766
			1,483,024
Total Floating Rate Loan Interests — 26.1%			33,189,431
Preferred Securities		Shares	Value

Preferred Stocks
Auto Components — 0.7%
Dana Holding Corp., 4.00% (b)(c)		6,200	$879,625
Diversified Financial Services — 0.8%
Ally Financial, Inc., 7.00% (b)		1,100	1,070,266
Media — 0.1%
Emmis Communications Corp., Series A, 6.25%		10,300	94,142
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)		4,171	94,890
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 7.00% (a)(g)		10,000	38,500
Total Preferred Stocks — 1.7%			2,177,423

Trust Preferreds
Diversified Financial Services — 1.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)		56,340	1,490,178
Total Preferred Securities — 2.9%			3,667,601

Warrants (i)
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		167	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		513	—
			—
Total Warrants — 0.0%			—
Total Long-Term Investments (Cost — $167,334,601) — 135.3%			171,735,959

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (j)(k)		2,757,840	2,757,840
Total Short-Term Securities (Cost — $2,757,840) — 2.2%			2,757,840
Total Investments (Cost—$170,092,441) — 137.5%			174,493,799
Liabilities in Excess of Other Assets — (37.5)%			(47,614,696)
Net Assets — 100.0%			$126,879,103

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets	$543,637	$(1,363)
Goldman Sachs & Co	$193,802	$(1,354)
Pershing LLC	$287,640	$3,824

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(g)	Variable rate security. Rate shown is as of report date.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)
Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the until the expiration date of the warrants, if any.

(j)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	—	2,757,840	2,757,840	$402	$33

(k)	Represents the current yield as of report date.
•
For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(25)	S&P 500 E-Mini Index	Chicago Mercantile	March 2013	USD	1,891,625	$ (38,018)

•	Foreign currency exchange contracts as of February 28, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	897,075	GBP	560,000	Goldman Sachs Group, Inc.	4/17/13	$47,728
EUR	100,000	USD	134,940	Citigroup, Inc.	4/23/13	(4,339)
EUR	120,000	USD	160,434	Credit Suisse Group AG	4/23/13	(3,711)
USD	4,571,808	EUR	3,431,000	Citigroup, Inc.	4/23/13	90,855
Total						$130,533

•
Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	71

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	—	$172,491	$1,307,946	$1,480,437
Corporate Bonds	—	132,121,215	1,277,275	133,398,490
Floating Rate Loan Interests	—	27,496,800	5,692,631	33,189,431
Preferred Securities	$2,787,976	879,625	—	3,667,601
Short-Term Securities	2,757,840	—	—	2,757,840
Total	$5,545,816	$160,670,131	$8,277,852	$174,493,799

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$138,583	—	$138,583
Liabilities:
Foreign currency exchange contracts	—	(8,050)	—	(8,050)
Equity contracts	$(38,018)	—	—	(38,018)
Total	$(38,018)	$130,533	—	$92,515
[1]	Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$31,721	—	—	$31,721
Cash pledged as collateral for financial futures contracts	122,000	—	—	122,000
Liabilities:
Loan payable	—	$(44,000,000)	—	(44,000,000)
Total	$153,721	$(44,000,000)	—	$(43,846,279)

As of August 31, 2012, the Trust used observable inputs in determining the value of certain equity securities. As of February 28, 2013, the Trust valued the same securities using unadjusted price quotations from an exchange. As a result, investments with a beginning of period value of $1,778,390 transferred from Level 2 to Level 1 in the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2012	$663,716	$1,655,876	$4,877,951	$7,197,543
Transfers into Level 3[2]	4,560	674,112	714,628	1,393,300
Transfers out of Level 3[3]	—	—	(889,422)	(889,422)
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	3,696	(1,498)	2,198
Net change in unrealized appreciation/depreciation[4]	418,263	(678,693)	261,564	1,134
Purchases	221,407	824,749	2,189,481	3,235,637
Sales	—	(1,202,465)	(1,460,073)	(2,662,538)
Closing Balance, as of February 28, 2013	$1,307,946	$1,277,275	$5,692,631	$8,277,852
[2]	As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,393,300 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[3]	As of August 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $889,422 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[4]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held as of February 28, 2013 was $390,756.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (concluded)	BlackRock High Income Shares (HIS)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Global Valuation Committee to determine the value of certain of the Trust’s Level 3 investments as of February 28, 2013. The table does not include Level 3 investments with values derived utilizing third party pricing information without adjustment. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments. The value of Level 3 investments derived using third party pricing information is $5,912,283.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$864,928	Market Comparable Companies	EBITDA Multiple	6.56x
	104,364	Restructure Terms[2]	N/A	—
Corporate Bonds	714	Estimated Final Distribution	Recovery Rate	0.05%
	519,961	Market Comparable Companies	Yield	12.10%
	522,000	Cost[3]	N/A	—
Floating Rate Loan Interests	353,602	Discounted Cash Flow	Yield	9.50%
Total	$2,365,569

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:
Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Recovery Rate	Increase	Decrease
Yield	Decrease	Increase
[2]	Investment is valued based on the company’s financial restructuring plan.
[3]	The Trust fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	73

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
Common Stocks		Shares	Value
Auto Components — 0.5%
Dana Holding Corp.		10,286	$172,085
Delphi Automotive Plc (a)		1,500	62,290
			234,375
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)		1,210	18,065
Capital Markets — 1.4%
American Capital Ltd. (a)		46,052	643,807
E*Trade Financial Corp. (a)		4,900	52,479
			696,286
Chemicals — 0.4%
ADA-ES, Inc. (a)		300	7,971
CF Industries Holdings, Inc.		500	100,415
Huntsman Corp.		5,600	96,488
			204,874
Commercial Banks — 0.5%
CIT Group, Inc. (a)		5,216	218,342
Diversified Financial Services — 0.1%
Bank of America Corp.		4,000	44,920
Diversified Telecommunication Services — 0.3%
Broadview Networks Holdings, Inc. (a)		6,337	42,394
Level 3 Communications, Inc. (a)		4,300	85,914
			128,308
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Corp. (a)		6,704	83,800
Travelport LLC (a)		12,460	125
			83,925
Insurance — 0.9%
American International Group, Inc. (a)		11,116	422,519
Media — 0.8%
Charter Communications, Inc., Class A (a)		4,631	400,072
Oil, Gas & Consumable Fuels — 0.0%
African Petroleum Corp. Ltd. (a)		17,200	3,338
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)		8,875	28,142
Ainsworth Lumber Co. Ltd. (a)(b)		2,507	7,925
NewPage Corp. (a)		1,460	124,100
			160,167
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor Ltd. (a)		747	11,526
NXP Semiconductors NV (a)		1,568	50,678
			62,204
Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		91	1
HMH Holdings/EduMedia (a)		3,231	59,237
			59,238
Total Common Stocks — 5.6%			2,736,633

Corporate Bonds		Par (000)
Aerospace & Defense — 0.9%
Bombardier, Inc., 4.25%, 1/15/16 (b)	USD	100	103,750
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18		110	119,831
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		210	231,788
			455,369
Air Freight & Logistics — 0.4%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		92	92,274
Series 2, 12.38%, 10/08/15		93	93,427
			185,701

Corporate Bonds		Par (000)	Value
Airlines — 1.6%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	185	$192,614
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B 6.00%, 7/12/20		82	84,035
Series 2012-3, Class C 6.13%, 4/29/18		155	154,613
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 7/02/24		100	110,212
US Airways Pass-Through Trust:
Series 2011-1, Class C 10.88%, 10/22/14		90	95,226
Series 2012-1, Class C 9.13%, 10/01/15		74	79,180
Series 2012-2, Class B 6.75%, 12/03/22		60	62,700
			778,580
Auto Components — 2.4%
Dana Holding Corp., 6.75%, 2/15/21		180	195,975
Delphi Corp.:
6.13%, 5/15/21		15	16,350
5.00%, 2/15/23		25	26,031
Icahn Enterprises LP, 8.00%, 1/15/18		650	696,312
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		85	93,075
Jaguar Land Rover Automotive Plc (FKA Jaguar Land Rover Plc), 8.25%, 3/15/20	GBP	100	170,092
			1,197,835
Beverages — 0.3%
Crown European Holdings SA, 7.13%, 8/15/18	EUR	92	130,020
Building Products — 0.8%
Building Materials Corp. of America (b):
7.00%, 2/15/20	USD	20	21,650
6.75%, 5/01/21		160	171,800
Momentive Performance Materials, Inc., 8.88%, 10/15/20		60	61,575
USG Corp., 9.75%, 1/15/18		115	135,269
			390,294
Capital Markets — 0.5%
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (c)(d)		71	74,239
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (b)		85	99,958
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		47	47,235
			221,432
Chemicals — 3.7%
Axiall Corp., 4.88%, 5/15/23 (b)		29	29,435
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		60	79,200
Celanese US Holdings LLC, 5.88%, 6/15/21		234	255,645
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)		64	65,040
Huntsman International LLC, 8.63%, 3/15/21		25	28,250
INEOS Finance Plc (b):
8.38%, 2/15/19		100	109,500
7.50%, 5/01/20		75	80,812
Kraton Polymers LLC, 6.75%, 3/01/19		20	20,800
LyondellBasell Industries NV, 5.75%, 4/15/24		485	563,812
Nexeo Solutions LLC, 8.38%, 3/01/18		15	14,663
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		35	37,100
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (b)		200	220,000
PolyOne Corp., 7.38%, 9/15/20		35	38,763
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		125	129,375
Tronox Finance LLC, 6.38%, 8/15/20 (b)		158	157,012
			1,829,407
Commercial Banks — 0.9%
CIT Group, Inc.:
5.25%, 3/15/18		130	139,750
6.63%, 4/01/18 (b)		50	56,750
5.50%, 2/15/19 (b)		80	87,000
5.00%, 8/15/22		70	74,900
6.00%, 4/01/36		90	88,167
			446,567

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Commercial Services & Supplies — 2.5%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)	USD	46	$49,450
ARAMARK Holdings Corp. (b):
8.63%, 5/01/16 (e)		70	71,401
5.75%, 3/15/20 (f)		108	110,160
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		92	99,576
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		162	169,680
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		7	7,525
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (b)		101	102,262
Clean Harbors, Inc., 5.25%, 8/01/20		88	90,640
Covanta Holding Corp., 6.38%, 10/01/22		135	146,385
HDTFS, Inc. (b):
5.88%, 10/15/20		10	10,400
6.25%, 10/15/22		45	48,375
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)		14	14,823
Mobile Mini, Inc., 7.88%, 12/01/20		60	66,750
RSC Equipment Rental, Inc., 8.25%, 2/01/21		77	87,299
Verisure Holding AB, 8.75%, 9/01/18	EUR	100	140,999
West Corp., 8.63%, 10/01/18	USD	25	26,625
			1,242,350
Communications Equipment — 1.0%
Alcatel-Lucent USA, Inc.:
6.50%, 1/15/28		10	7,700
6.45%, 3/15/29		32	24,880
Avaya, Inc., 9.75%, 11/01/15		34	33,448
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		155	173,212
10.13%, 7/01/20		220	257,950
			497,190
Computers & Peripherals — 0.2%
EMC Corp., Series B, 1.75%, 12/01/13 (d)		31	44,834
SanDisk Corp., 1.50%, 8/15/17 (d)		50	61,562
			106,396
Construction & Engineering — 0.3%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		35	36,313
H&E Equipment Services, Inc., 7.00%, 9/01/22 (b)		79	86,505
Weekley Homes LLC, 6.00%, 2/01/23 (b)		26	26,520
			149,338
Construction Materials — 2.2%
HD Supply, Inc. (b):
8.13%, 4/15/19		215	242,144
11.00%, 4/15/20		215	259,075
7.50%, 7/15/20		336	336,420
11.50%, 7/15/20		85	97,963
Xefin Lux SCA, 8.00%, 6/01/18	EUR	100	140,183
			1,075,785
Consumer Finance — 1.5%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	80	87,200
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		120	145,650
6.63%, 8/15/17		230	268,594
5.88%, 8/02/21		200	228,108
			729,552
Containers & Packaging — 1.6%
Ardagh Packaging Finance Plc (b):
9.13%, 10/15/20		200	218,000
7.00%, 11/15/20		200	200,500
Berry Plastics Corp.:
4.18%, 9/15/14 (g)		50	50,000
8.25%, 11/15/15		20	20,844
9.75%, 1/15/21		30	34,650

Corporate Bonds		Par (000)	Value
Containers & Packaging (concluded)
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	2	$2,180
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		20	19,550
Graphic Packaging International, Inc., 7.88%, 10/01/18		60	66,000
Pactiv LLC, 7.95%, 12/15/25		68	63,750
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		92	101,660
			777,134
Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17 (b)		229	241,023
Diversified Consumer Services — 1.1%
313 Group, Inc. (b):
6.38%, 12/01/19		165	160,875
8.75%, 12/01/20		98	96,775
Laureate Education, Inc., 9.25%, 9/01/19 (b)		205	222,937
ServiceMaster Co., 8.00%, 2/15/20		35	37,100
			517,687
Diversified Financial Services — 5.1%
Air Lease Corp., 4.50%, 1/15/16		100	102,250
Aircastle Ltd., 6.25%, 12/01/19		53	57,108
Aircastle, Ltd., 6.75%, 4/15/17		55	60,638
Ally Financial, Inc., 8.00%, 11/01/31		672	844,200
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		80	78,900
DPL, Inc.:
6.50%, 10/15/16		52	54,600
7.25%, 10/15/21		143	153,367
Leucadia National Corp., 8.13%, 9/15/15		140	158,200
Reynolds Group Issuer, Inc.:
9.00%, 4/15/19		100	106,000
9.88%, 8/15/19		175	191,625
5.75%, 10/15/20		390	402,675
6.88%, 2/15/21		115	122,762
WMG Acquisition Corp.:
11.50%, 10/01/18		72	83,610
6.00%, 1/15/21 (b)		54	55,890
			2,471,825
Diversified Telecommunication Services — 2.2%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		98	95,306
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., 6.38%, 9/15/20 (b)		75	77,531
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)		55	62,288
Level 3 Communications, Inc., 8.88%, 6/01/19 (b)		55	59,400
Level 3 Financing, Inc.:
8.13%, 7/01/19		355	386,950
7.00%, 6/01/20 (b)		75	78,750
8.63%, 7/15/20		140	155,400
tw telecom Holdings, Inc., 5.38%, 10/01/22		50	52,125
Windstream Corp.:
8.13%, 8/01/13		25	25,655
7.88%, 11/01/17		70	79,275
7.50%, 4/01/23		13	13,585
6.38%, 8/01/23 (b)		12	11,760
			1,098,025
Electric Utilities — 0.2%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		84	93,291
Electrical Equipment — 0.3%
Belden, Inc., 5.50%, 9/01/22 (b)		60	61,500
General Cable Corp., 5.75%, 10/01/22 (b)		100	102,500
			164,000
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	75

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	40	$48,100
Energy Equipment & Services — 4.1%
Atwood Oceanics, Inc., 6.50%, 2/01/20		25	27,187
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		55	55,275
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		65	67,031
6.50%, 6/01/21		200	208,000
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)		196	202,860
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 (b)		28	28,980
Gulfmark Offshore, Inc., 6.38%, 3/15/22		25	25,813
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		50	52,500
MEG Energy Corp. (b):
6.50%, 3/15/21		230	242,650
6.38%, 1/30/23		60	62,100
Oil States International, Inc.:
6.50%, 6/01/19		50	53,500
5.13%, 1/15/23 (b)		20	20,000
Peabody Energy Corp.:
6.00%, 11/15/18		38	40,375
6.25%, 11/15/21		192	199,680
7.88%, 11/01/26		65	69,550
4.75%, 12/15/66 (d)		118	100,226
Precision Drilling Corp.:
6.63%, 11/15/20		10	10,625
6.50%, 12/15/21		45	47,700
Seadrill Ltd., 5.63%, 9/15/17 (b)		410	415,125
Tervita Corp., 8.00%, 11/15/18 (b)		61	62,830
			1,992,007
Food & Staples Retailing — 0.1%
Rite Aid Corp., 9.25%, 3/15/20		60	67,200
Food Products — 0.5%
Darling International, Inc., 8.50%, 12/15/18		20	22,750
Del Monte Corp., 7.63%, 2/15/19		9	9,338
Post Holdings, Inc., 7.38%, 2/15/22		110	118,800
Smithfield Foods, Inc., 6.63%, 8/15/22		82	89,175
			240,063
Health Care Equipment & Supplies — 2.8%
Biomet, Inc. (b):
6.50%, 8/01/20		296	313,020
6.50%, 10/01/20		383	394,490
DJO Finance LLC:
8.75%, 3/15/18		63	69,536
7.75%, 4/15/18		20	19,900
9.88%, 4/15/18		80	85,400
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (b)		204	220,830
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		50	54,500
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		80	91,800
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (b)		55	53,900
Teleflex, Inc., 6.88%, 6/01/19		50	54,375
			1,357,751
Health Care Providers & Services — 7.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		95	101,887
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		140	147,175
7.13%, 7/15/20		75	80,812
Crown Newco 3 Plc, 7.00%, 2/15/18	GBP	100	156,635
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	148	154,290
HCA Holdings, Inc., 6.25%, 2/15/21		183	193,065

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
HCA, Inc.:
8.50%, 4/15/19	USD	25	$27,688
6.50%, 2/15/20		370	414,400
7.88%, 2/15/20		145	160,769
7.25%, 9/15/20		410	455,100
5.88%, 3/15/22		35	37,713
4.75%, 5/01/23		185	184,537
Hologic, Inc., 6.25%, 8/01/20 (b)		158	166,690
IASIS Healthcare LLC, 8.38%, 5/15/19		110	113,300
INC Research LLC, 11.50%, 7/15/19 (b)		59	62,983
inVentiv Health, Inc. (b):
9.00%, 1/15/18		100	104,250
11.00%, 8/15/18		5	4,338
Omnicare, Inc.:
7.75%, 6/01/20		160	177,600
3.75%, 4/01/42 (d)		27	28,148
Symbion, Inc., 8.00%, 6/15/16		55	57,475
Tenet Healthcare Corp.:
6.25%, 11/01/18		177	196,027
8.88%, 7/01/19		360	406,800
6.75%, 2/01/20		90	96,300
4.50%, 4/01/21 (b)		118	116,377
Vanguard Health Holding Co. II LLC:
8.00%, 2/01/18		40	42,600
7.75%, 2/01/19 (b)		75	80,344
			3,767,303
Health Care Technology — 1.1%
IMS Health, Inc. (b):
12.50%, 3/01/18		410	494,050
6.00%, 11/01/20		24	24,960
			519,010
Hotels, Restaurants & Leisure — 2.7%
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/18		96	63,360
8.50%, 2/15/20		36	35,100
Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.00%, 2/15/20 (b)		167	164,913
Diamond Resorts Corp., 12.00%, 8/15/18		200	220,000
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		25	24,844
MCE Finance Ltd., 5.00%, 2/15/21 (b)		200	200,000
MTR Gaming Group, Inc., 11.50%, 8/01/19 (e)		25	26,130
Regal Entertainment Group, 5.75%, 2/01/25		44	43,120
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		100	98,000
Station Casinos LLC:
3.66%, 6/18/18		111	111,000
7.50%, 3/01/21 (b)(f)		194	195,212
Travelport LLC (g):
4.91%, 9/01/14		20	18,200
6.31%, 12/01/16 (b)(e)		70	63,640
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(h)		25	—
Wynn Las Vegas LLC, 5.38%, 3/15/22		64	67,280
			1,330,799
Household Durables — 2.8%
Ashton Woods USA LLC/Ashton Woods Finance Corp., 6.88%, 2/15/21 (b)		38	38,190
Beazer Homes USA, Inc., 6.63%, 4/15/18		10	10,687
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		70	74,200
Jarden Corp., 8.00%, 5/01/16		40	41,950
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		160	176,000
Libbey Glass, Inc., 6.88%, 5/15/20		100	107,250
PH Holding LLC, 9.75%, 12/31/17		55	53,900
Pulte Group, Inc., 6.38%, 5/15/33		30	30,450
The Ryland Group, Inc., 6.63%, 5/01/20		60	66,000

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Household Durables (concluded)
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	100	$145,569
Standard Pacific Corp.:
10.75%, 9/15/16	USD	300	373,500
8.38%, 1/15/21		170	201,875
United Rentals North America, Inc., 5.75%, 7/15/18		43	46,279
			1,365,850
Household Products — 0.9%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	135,777
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	63	67,016
6.63%, 11/15/22		40	43,100
Spectrum Brands, Inc.:
9.50%, 6/15/18		160	181,400
6.75%, 3/15/20 (b)		17	18,318
			445,611
Independent Power Producers & Energy Traders — 3.9%
The AES Corp., 7.38%, 7/01/21		45	50,850
Calpine Corp. (b):
7.25%, 10/15/17		27	28,721
7.50%, 2/15/21		13	14,138
7.88%, 1/15/23		63	69,773
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (b)		125	131,875
10.00%, 12/01/20 (b)		265	298,787
10.00%, 12/01/20		508	576,580
GenOn REMA LLC, Series B, 9.24%, 7/02/17		70	77,191
Laredo Petroleum, Inc.:
9.50%, 2/15/19		90	101,700
7.38%, 5/01/22		60	65,100
NRG Energy, Inc.:
7.63%, 1/15/18		253	290,001
6.63%, 3/15/23 (b)		105	111,825
QEP Resources, Inc.:
5.38%, 10/01/22		56	58,660
5.25%, 5/01/23		40	41,400
			1,916,601
Industrial Conglomerates — 0.2%
Sequa Corp., 7.00%, 12/15/17 (b)		100	100,750
Insurance — 0.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		186	186,930
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		37	39,220
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		40	39,600
			265,750
Internet Software & Services — 0.1%
Equinix, Inc., 5.00%, 2/29/20		25	25,000
IT Services — 3.5%
Ceridian Corp., 8.88%, 7/15/19 (b)		210	236,775
Epicor Software Corp., 8.63%, 5/01/19		87	93,743
First Data Corp.:
7.38%, 6/15/19 (b)		265	278,581
8.88%, 8/15/20 (b)		90	99,450
6.75%, 11/01/20 (b)		326	334,557
8.25%, 1/15/21 (b)		20	20,450
11.25%, 1/15/21 (b)		82	83,640
12.63%, 1/15/21		181	192,991
SunGard Data Systems, Inc.:
7.38%, 11/15/18		150	161,062
6.63%, 11/01/19 (b)		130	133,575
WEX, Inc., 4.75%, 2/01/23 (b)		81	78,368
			1,713,192
Machinery — 1.7%
Dematic SA, 7.75%, 12/15/20 (b)		15	15,338
The Manitowoc Co., Inc., 5.88%, 10/15/22		80	82,000
SPX Corp., 6.88%, 9/01/17		30	33,525

Corporate Bonds		Par (000)	Value
Machinery (concluded)
Terex Corp., 6.00%, 5/15/21	USD	75	$77,812
Trinseo Materials Operating SCA, 8.75%, 2/01/19 (b)		67	66,749
UR Merger Sub Corp.:
7.38%, 5/15/20		75	82,125
7.63%, 4/15/22		421	466,257
6.13%, 6/15/23		30	31,500
			855,306
Media — 9.2%
Affinion Group, Inc., 7.88%, 12/15/18		63	47,880
AMC Networks, Inc.:
7.75%, 7/15/21		40	45,400
4.75%, 12/15/22		59	58,779
Cablevision Systems Corp., 5.88%, 9/15/22		95	92,150
CCO Holdings LLC:
5.25%, 9/30/22		140	137,725
5.13%, 2/15/23		100	97,500
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		99	78,210
Checkout Holding Corp., 11.47%, 11/15/15 (b)(c)		71	52,451
Cinemark USA, Inc.:
8.63%, 6/15/19		35	38,806
5.13%, 12/15/22 (b)		36	36,180
Clear Channel Communications, Inc.:
9.00%, 12/15/19 (b)(f)		85	79,050
9.00%, 3/01/21		76	68,780
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (b)		102	106,590
6.50%, 11/15/22 (b)		277	291,542
Series B, 7.63%, 3/15/20		187	193,545
DISH DBS Corp.:
5.88%, 7/15/22		250	263,750
5.00%, 3/15/23 (b)		110	109,175
Harron Communications LP, 9.13%, 4/01/20 (b)		60	66,000
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		110	117,975
6.63%, 12/15/22 (b)		27	27,203
Intelsat Luxembourg SA:
11.25%, 2/04/17		210	223,125
11.50%, 2/04/17		325	346,102
Interactive Data Corp., 10.25%, 8/01/18		220	249,425
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		55	59,331
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		125	135,625
The McClatchy Co., 9.00%, 12/15/22 (b)		70	74,025
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		94	102,460
The New York Times Co., 6.63%, 12/15/16		225	245,812
Nielsen Finance LLC, 7.75%, 10/15/18		319	353,292
ProQuest LLC, 9.00%, 10/15/18 (b)		29	28,783
ProtoStar I Ltd., 18.00%, 10/15/13 (a)(b)(d)(h)		414	207
Sterling Entertainment Corp., 9.75%, 12/15/19		150	150,000
Unitymedia GmbH, 9.50%, 3/15/21	EUR	100	148,650
Unitymedia Hessen GmbH & Co. KG, 7.50%, 3/15/19		112	159,016
Univision Communications, Inc., 6.75%, 9/15/22 (b)	USD	78	84,240
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		55	57,750
Ziggo Bond Co. BV, 8.00%, 5/15/18	EUR	65	91,650
			4,518,184
Metals & Mining — 3.7%
ArcelorMittal:
9.50%, 2/15/15	USD	40	45,150
4.25%, 8/05/15		65	67,297
4.25%, 3/01/16		25	25,750
5.00%, 2/25/17		68	70,754

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	77

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
ArcelorMittal (concluded):
6.13%, 6/01/18	USD	68	$73,324
6.00%, 3/01/21		10	10,613
6.75%, 2/25/22		80	88,089
7.50%, 10/15/39		10	10,367
7.25%, 3/01/41		38	37,905
FMG Resources August 2006 Property Ltd. (b):
6.38%, 2/01/16		27	27,731
6.00%, 4/01/17		75	78,187
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		50	54,375
GoldCorp, Inc., 2.00%, 8/01/14 (d)		85	89,037
Kaiser Aluminum Corp., 8.25%, 6/01/20		35	39,112
New Gold, Inc., 7.00%, 4/15/20 (b)		25	27,000
New World Resources NV, 7.88%, 5/01/18	EUR	60	80,329
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (d)	USD	90	99,394
Novelis, Inc., 8.75%, 12/15/20		545	610,400
Schmolz & Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	100	116,886
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)	USD	40	42,800
Taseko Mines Ltd., 7.75%, 4/15/19		70	69,650
Walter Energy, Inc., 9.88%, 12/15/20 (b)		22	23,925
			1,788,075
Multiline Retail — 0.7%
Dollar General Corp., 4.13%, 7/15/17		134	141,705
Dufry Finance SCA, 5.50%, 10/15/20 (b)		200	208,500
			350,205
Oil, Gas & Consumable Fuels — 8.9%
Access Midstream Partners LP:
6.13%, 7/15/22		45	48,263
4.88%, 5/15/23		60	59,400
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (d)		142	135,521
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (b)		115	123,625
BreitBurn Energy Partners LP, 7.88%, 4/15/22		40	42,500
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		38	39,900
Chaparral Energy, Inc., 7.63%, 11/15/22		35	37,975
Chesapeake Energy Corp.:
7.25%, 12/15/18		20	22,600
6.63%, 8/15/20		30	32,850
6.88%, 11/15/20		30	33,000
6.13%, 2/15/21		11	11,660
Concho Resources, Inc.:
7.00%, 1/15/21		25	27,625
6.50%, 1/15/22		52	56,680
5.50%, 10/01/22		38	39,568
CONSOL Energy, Inc., 8.25%, 4/01/20		50	55,125
Continental Resources, Inc., 7.13%, 4/01/21		60	68,100
Crosstex Energy LP, 8.88%, 2/15/18		25	26,938
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (b)		65	65,487
Denbury Resources, Inc., 4.63%, 7/15/23		128	125,600
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		75	84,750
7.75%, 6/15/19		90	96,525
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		55	59,950
7.75%, 9/01/22		35	37,888
EV Energy Partners LP, 8.00%, 4/15/19		25	26,188
Halcon Resources Corp., 8.88%, 5/15/21 (b)		72	77,400
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		45	49,612
Holly Energy Partners LP, 6.50%, 3/01/20 (b)		25	26,750
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		60	67,500
Linn Energy LLC:
6.50%, 5/15/19		7	7,245
6.25%, 11/01/19 (b)		238	242,760
8.63%, 4/15/20		20	22,125
7.75%, 2/01/21		60	64,800

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
MarkWest Energy Partners LP:
5.50%, 2/15/23	USD	45	$47,250
4.50%, 7/15/23		25	24,438
Newfield Exploration Co., 6.88%, 2/01/20		135	144,787
Northern Oil and Gas, Inc., 8.00%, 6/01/20		55	57,475
Oasis Petroleum, Inc.:
7.25%, 2/01/19		35	37,800
6.50%, 11/01/21		50	54,000
Offshore Group Investments Ltd., 11.50%, 8/01/15		124	135,160
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		35	38,063
PDC Energy, Inc., 7.75%, 10/15/22 (b)		35	37,013
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		112	114,240
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		95	104,500
Plains Exploration & Production Co., 6.88%, 2/15/23		175	201,687
Range Resources Corp.:
8.00%, 5/15/19		20	22,000
5.75%, 6/01/21		166	176,790
5.00%, 8/15/22		68	69,530
Regency Energy Partners LP:
6.88%, 12/01/18		70	75,600
5.50%, 4/15/23		115	121,325
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (b)		270	278,775
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		205	226,525
6.50%, 11/01/20 (b)		55	58,025
SandRidge Energy, Inc., 7.50%, 2/15/23		89	93,227
SESI LLC:
6.38%, 5/01/19		55	58,987
7.13%, 12/15/21		40	44,300
SM Energy Co.:
6.63%, 2/15/19		20	21,450
6.50%, 11/15/21		45	48,937
6.50%, 1/01/23		65	70,362
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (b)		26	27,105
Vanguard Natural Resources, 7.88%, 4/01/20		40	42,000
			4,347,261
Paper & Forest Products — 0.7%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		60	64,650
Boise Paper Holdings LLC:
9.00%, 11/01/17		15	16,219
8.00%, 4/01/20		5	5,513
Clearwater Paper Corp., 7.13%, 11/01/18		95	102,837
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		55	57,750
NewPage Corp., 11.38%, 12/31/14 (a)(h)		337	—
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		25	25,875
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		45	45,675
			318,519
Pharmaceuticals — 1.2%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		68	78,030
Mylan, Inc., 6.00%, 11/15/18 (b)		20	22,027
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		130	136,581
6.88%, 12/01/18		132	143,385
6.38%, 10/15/20		70	75,338
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18		102	110,160
			565,521
Professional Services — 0.2%
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)		90	100,800

See Notes to Financial Statements.

78	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.8%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)	USD	46	$46,230
Felcor Lodging LP:
6.75%, 6/01/19		181	194,462
5.63%, 3/01/23 (b)		41	41,256
The Rouse Co. LP, 6.75%, 11/09/15		85	88,400
			370,348
Real Estate Management & Development — 2.4%
CBRE Services, Inc., 6.63%, 10/15/20		55	59,400
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		145	156,237
Mattamy Group Corp., 6.50%, 11/15/20 (b)		60	59,775
Realogy Corp.:
11.50%, 4/15/17		60	63,975
12.00%, 4/15/17		15	16,013
7.88%, 2/15/19 (b)		345	375,187
7.63%, 1/15/20 (b)		120	135,300
9.00%, 1/15/20 (b)		55	63,113
Shea Homes LP, 8.63%, 5/15/19		230	255,300
			1,184,300
Road & Rail — 0.8%
The Hertz Corp.:
7.50%, 10/15/18		130	142,025
6.75%, 4/15/19 (b)		50	53,875
7.38%, 1/15/21		170	187,425
			383,325
Semiconductors & Semiconductor Equipment — 0.6%
Micron Technology, Inc., Series C, 2.38%, 5/01/32 (d)		41	45,638
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		200	204,500
Spansion LLC, 7.88%, 11/15/17		50	52,750
			302,888
Software — 1.3%
IAC/InterActiveCorp, 4.75%, 12/15/22 (b)		71	69,403
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(e)		47	48,175
Infor US, Inc., 9.38%, 4/01/19		280	314,300
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (b)		27	27,473
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		85	86,062
Sophia LP, 9.75%, 1/15/19 (b)		78	86,287
			631,700
Specialty Retail — 3.2%
Asbury Automotive Group, Inc.:
7.63%, 3/15/17		60	61,725
8.38%, 11/15/20		60	66,900
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		149	165,390
House of Fraser Funding Plc, 8.88%, 8/15/18	GBP	100	160,807
Limited Brands, Inc.:
8.50%, 6/15/19	USD	140	171,500
5.63%, 2/15/22		25	26,438
Michaels Stores, Inc., 7.75%, 11/01/18		39	42,559
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (b)(e)		37	38,203
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		173	188,137
Penske Automotive Group, Inc., 5.75%, 10/01/22 (b)		180	188,325
QVC, Inc. (b):
7.13%, 4/15/17		40	41,662
7.50%, 10/01/19		100	110,369
7.38%, 10/15/20		55	60,964
5.13%, 7/02/22		4	4,230
Sally Holdings LLC:
6.88%, 11/15/19		90	100,350
5.75%, 6/01/22		83	87,669
Sonic Automotive, Inc., 9.00%, 3/15/18		65	71,500
			1,586,728

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22	USD	75	$81,469
PVH Corp., 4.50%, 12/15/22		41	40,436
			121,905
Trading Companies & Distributors — 1.1%
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		90	96,975
Doric Nimrod Air Finance Alpha Ltd. (b):
Series 2012-1 6.50%, 5/30/21		200	211,431
Series 2012-1 5.13%, 11/30/24		200	215,000
			523,406
Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18		150	159,000
Wireless Telecommunication Services — 4.6%
Cricket Communications, Inc., 7.75%, 10/15/20		96	97,920
Crown Castle International Corp., 5.25%, 1/15/23 (b)		187	191,675
Digicel Group Ltd., 8.25%, 9/30/20 (b)		200	213,300
Digicel Ltd., 8.25%, 9/01/17 (b)		330	348,150
MetroPCS Wireless, Inc., 6.63%, 11/15/20		94	98,348
NII Capital Corp., 7.63%, 4/01/21		35	24,500
Phones4u Finance Plc, 9.50%, 4/01/18	GBP	100	156,635
Sprint Capital Corp., 6.88%, 11/15/28	USD	263	265,630
Sprint Nextel Corp. (b):
9.00%, 11/15/18		456	565,440
7.00%, 3/01/20		235	274,950
			2,236,548
Total Corporate Bonds — 102.8%			50,297,807

Floating Rate Loan Interests (g)
Airlines — 1.2%
Delta Air Lines, Inc., Term Loan B, 4.50%, 4/20/17		96	96,710
Northwest Airlines, Inc.:
Term Loan, 2.32%, 3/10/17		119	110,789
Term Loan, 2.32%, 3/10/17		216	201,096
Term Loan, 1.70%, 9/10/18		97	86,602
Term Loan, 1.70%, 9/10/18		98	87,494
			582,691
Auto Components — 0.1%
Schaeffler AG, Term Loan B2, 6.00%, 1/27/17		70	69,982
Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/31/19		70	70,735
Capital Markets — 0.6%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		156	157,560
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		80	80,400
Second Lien Term Loan, 8.25%, 2/28/19		70	71,400
			309,360
Chemicals — 0.4%
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		69	70,056
US Coatings Acquisition, Inc.:
Term Loan, 4.75%, 2/03/20		115	116,396
Term Loan B, 5.25%, 2/03/20	EUR	10	13,188
			199,640
Commercial Services & Supplies — 0.4%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16	USD	97	98,163
Delos Aircraft, Inc., Term Loan 2, 4.75%, 4/12/16		100	100,583
			198,746

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	79

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (g)		Par (000)	Value
Communications Equipment — 1.4%
Alcatel-Lucent:
Term Loan C, 7.25%, 1/31/19	USD	235	$237,585
Term Loan D, 7.75%, 1/31/19	EUR	90	117,810
Avaya, Inc., Term Loan B5, 8.00%, 3/30/18	USD	20	19,895
Zayo Group, LLC Refinancing, Term Loan B, 5.25%, 7/12/19		297	298,369
			673,659
Construction & Engineering — 0.5%
Safway Services LLC, Mezzanine Loan, 9.88%, 12/16/17		250	250,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		184	184,565
Consumer Finance — 1.4%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		661	663,340
Diversified Consumer Services — 0.2%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		25	24,879
ServiceMaster Co., New Term Loan, 2.70%, 4/01/17		80	79,729
			104,608
Diversified Telecommunication Services — 0.7%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		50	50,436
2019 Term Loan B, 5.25%, 8/01/19		40	40,408
Term Loan, 4.75%, 8/01/19		250	252,000
			342,844
Energy Equipment & Services — 1.6%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		290	298,919
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		467	486,068
Tervita Corp., Incremental Term Loan, 6.50%, 5/01/18		25	25,129
			810,116
Food & Staples Retailing — 0.0%
Rite Aid Corp., Second Lien Term Loan, 5.75%, 7/07/20		20	20,456
Food Products — 0.1%
Advance Pierre Foods, Inc., Term Loan, 5.75%, 7/10/17		35	35,427
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		50	50,080
Capital Safety North America, Term Loan, 4.50%, 1/21/19		129	129,025
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		45	45,782
			224,887
Health Care Providers & Services — 0.5%
Genesis HealthCare Corp., Term Loan B, 10.00%—10.75%, 9/25/17		33	32,145
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		69	67,133
Term Loan A, 8.50%, 3/02/15		58	57,499
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		79	77,546
			234,323
Hotels, Restaurants & Leisure — 3.1%
Caesars Entertainment Operating Co., Inc.:
Term Loan B1, 3.20%, 1/28/15		90	90,074
Term Loan B3, 3.20%—3.31%, 1/28/15		4	4,476
Harrah’s Property Co., Mezzanine Term Loan, 3.69%, 2/13/14		905	832,600

Floating Rate Loan Interests (g)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
MGM Resorts International, Term Loan B, 4.25%, 12/20/19	USD	205	$207,358
Station Casinos, Inc.:
Term Loan B, 5.50%, 9/27/19		175	175,580
Term Loan B, 5.50%, 2/13/20		170	171,417
Travelport Holdings Ltd.:
Extended Tranche A Term Loan, 6.40%, 12/01/16		32	11,402
Extended Tranche B Term Loan, 13.80%, 12/01/16		108	10,082
			1,502,989
Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		94	95,539
Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		55	55,413
IT Services — 0.3%
Ceridian Corp., Extended Term Loan, 5.95%, 5/09/17		12	11,980
First Data Corp., Extended 2018 Term Loan B, 4.20%, 3/23/18		130	128,362
			140,342
Leisure Equipment & Products — 0.1%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		41	40,574
Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		35	35,305
Machinery — 0.7%
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		99	99,620
Silver II US Holdings LLC, Term Loan, 4.75%, 12/05/19		225	225,000
			324,620
Media — 4.0%
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		59	46,460
Tranche 1 Incremental, 7.50%, 7/03/14		239	189,806
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		50	49,748
Clear Channel Communications, Inc.:
Term Loan B, 3.85%, 1/29/16		229	196,141
Term Loan C, 3.85%, 1/29/16		62	51,970
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		45	45,256
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		68	68,667
Intelsat Jackson Holdings SA, Term Loan B1, 4.50%, 4/02/18		1,042	1,051,638
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		70	69,923
Univision Communications, Inc., Extended Term Loan, 4.45%, 3/31/17		44	44,011
Virgin Media Investment Holdings, Term Loan B, 3.50%, 2/17/20		125	124,254
			1,937,874
Metals & Mining — 1.0%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		70	71,043
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		394	398,733
			469,776
Oil, Gas & Consumable Fuels — 1.4%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		325	331,738
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		140	140,948

See Notes to Financial Statements.

80	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (g)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18	USD	40	$40,375
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		163	163,752
			676,813
Pharmaceuticals — 0.3%
Par Pharmaceutical Co., Inc., Term Loan B, 4.25%, 9/28/19		120	119,551
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18		49	49,741
			169,292
Professional Services — 0.1%
Truven Health Analytics, Inc.(FKA Thomson Reuters (Healthcare), Inc.), Term Loan B, 5.75%, 6/01/19		60	60,260
Real Estate Investment Trusts (REITs) — 0.2%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17		124	123,894
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit Loan, 4.46%, 10/10/16		14	14,457
Extended Term Loan, 4.42%, 10/10/16		123	122,631
			137,088
Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.70%, 9/29/17		48	47,899
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.45%, 12/01/16		50	50,000
Software — 0.6%
GCA Services Group, Inc., Second Lien Term Loan, 9.25%, 10/22/20		10	9,900
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		204	206,185
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20		85	88,400
			304,485
Specialty Retail — 0.2%
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19		90	90,922
Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		184	185,449
PVH Corp., Term Loan B, 3.25%, 12/19/19		75	75,601
			261,050
Thrifts & Mortgage Finance — 0.2%
Ocwen Financial Corp., Term Loan, 5.00%, 1/22/18		100	101,208
Wireless Telecommunication Services — 1.1%
Vodafone Americas Finance 2, Inc. (e):
Term Loan, 6.88%, 8/11/15		277	282,420
Term Loan B, 6.25%, 7/11/16		258	264,902
			547,322
Total Floating Rate Loan Interests — 24.8%			12,148,044
Preferred Securities	Shares	Value

Preferred Stocks
Auto Components — 0.6%
Dana Holding Corp., 4.00% (b)(d)	2,180	$309,287

Trust Preferreds
Diversified Financial Services — 1.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)	19,710	521,325
Total Preferred Securities — 1.7%		830,612

Warrants (i)
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	61	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	176	—
		—
Total Warrants — 0.0%		—
Total Long-Term Investments
(Cost — $62,945,241) — 134.9%		66,013,096

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (j)(k)	2,001,193	2,001,193
Total Short-Term Securities
(Cost — $2,001,193) — 4.1%		2,001,193

Options Purchased
(Cost — $2,933) — 0.0%		—
Total Investments Before Options Written
(Cost — $64,949,367) — 139.0%		68,014,289

Options Written
(Premiums Received— $18,225) — (0.0)%		(9,362)
Total Investments, Net of Options Written (Cost—$64,931,142) — 139.0%		68,004,927
Liabilities in Excess of Other Assets — (39.0)%		(19,070,042)
Net Assets — 100.0%		$48,934,885
Notes to Schedule of Investments

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Convertible security.
(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	81

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Group, Inc	$76,500	$1,500
Deutsche Bank AG	$159,994	$994
Citigroup, Inc	$6,510	$901
Bank of America Corp	$21,985	$200
Pershing LLC	$30,394	$81
Bank of New York Mellon Corp./Suntrust Capital	$18,360	$(34)

(g)	Variable rate security. Rate shown is as of report date.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)
Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(j)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,204,968	796,225	2,001,193	$366	$12

(k)	Represents the current yield as of report date.
•
For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(8)	S&P 500 E-Mini Index	Chicago Mercantile	March 2013	USD	605,320	$(11,294)

•	Foreign currency exchange contracts as of February 28, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	16,000	USD	24,255	Barclays Plc	4/17/13	$12
USD	656,787	GBP	410,000	Goldman Sachs Group, Inc.	4/17/13	34,942
EUR	90,000	USD	120,141	Citigroup, Inc.	4/23/13	(2,598)
USD	1,543,274	EUR	1,158,000	Citigroup, Inc.	4/23/13	30,892
Total						$63,248

•	Over-the-counter options purchased as of February 28, 2013 were as follows:

Description	Counterparty	Put/Call	Strike Price		Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs Group, Inc.	Call	USD	942.86	12/14/19	3	—

•	Over-the-counter credit default swaptions written as of February 28, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Market Value
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Call	USD 103.50	Receive	Dow Jones CDX North America High Yield, Series 19, Verison 1	B+	6/19/13	USD	750	$(4,053)
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Put	USD 97.50	Pay	Dow Jones CDX North America High Yield, Series 19, Verison 1	B+	6/19/13	USD	750	(5,309)
Total										$ (9,362)
[1]	Using S&P’s rating of the underlying securities of the index.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

82	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

•	Credit default swaps — buy protection outstanding as of February 28, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	225	$(5,115)
State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD	100	(3,939)
State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD	35	(1,358)
Beazer Home USA, Inc.	5.00%	Bank of America Corp.	12/20/17	USD	15	(388)
Total						$(10,800)

•	Credit default swaps — sold protection outstanding as of February 28, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	110	$14,972
Goodyear Tire & Rubber Co.	5.00%	Barclays Plc	12/20/15	BB-	USD	95	8,217
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	3/20/16	CCC	USD	23	740
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	187	7,478
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16	CCC	USD	13	472
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	200	9,641
ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B-	USD	50	5,586
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B-	USD	35	2,562
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	3/20/17	CCC	USD	11	85
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	33	(253)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	63	1,549
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD	80	13,848
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	280	67,699
Total							$132,596
[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	83

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$2,440,561	$129,452	$166,620	$2,736,633
Corporate Bonds	—	49,812,693	485,114	50,297,807
Floating Rate Loan Interests	—	9,754,171	2,393,873	12,148,044
Preferred Securities	521,324	309,287	—	830,611
Warrants	—	—	1	1
Short-Term Securities	2,001,193	—	—	2,001,193
Total	$4,963,078	$60,005,603	$3,045,608	$68,014,289

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$132,849	—	$132,849
Foreign currency exchange contracts	—	65,846	—	65,846
Liabilities:
Credit contracts	—	(20,415)	—	(20,415)
Equity contracts	$(11,294)	—	—	(11,294)
Foreign currency exchange contracts	—	(2,598)	—	(2,598)
Total	$(11,294)	$175,682	—	$164,388
[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, and options written. Swaps, financial futures contracts, and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$11,231	—	—	$11,231
Cash pledged as collateral for financial futures contracts	63,000	—	—	63,000
Liabilities:
Loan payable	—	$(18,000,000)	—	(18,000,000)
Total	$74,231	$(18,000,000)	—	$(17,925,769)

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2013.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2012	$1	$638,018	$1,898,540	$1	$2,536,560
Transfers into Level 3[2]	1,620	247,288	288,129	—	537,037
Transfers out of Level 3[3]	—	—	(45,338)	—	(45,338)
Accrued discounts/premiums	—	(2,101)	4,838	—	2,737
Net realized gain (loss)	—	1,228	(11,946)	—	(10,718)
Net change in unrealized appreciation/depreciation[4]	105,959	(262,173)	120,250	—	(35,964)
Purchases	59,040	339,683	837,714	—	1,236,437
Sales	—	(476,829)	(698,314)	—	(1,175,143)
Closing Balance, as of February 28, 2013	$166,620	$485,114	$2,393,873	$1	$3,045,608
[2]	As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $537,037 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[3]	As of August 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $45,338 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[4]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held as of February 28, 2013 was $82,969.

See Notes to Financial Statements.

84	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (concluded)	BlackRock High Yield Trust (BHY)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets:
Opening Balance, as of August 31, 2012	$90,639
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	(23,950)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	(66,689)
Purchases	—
Issues[3]	—
Sales	—
Settlements[4]	—
Closing Balance, as of February 28, 2013	—
[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.
[3]	Issues represent upfront cash received on certain derivative financial instruments.
[4]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Global Valuation Committee to determine the value of certain of the Trust’s Level 3 investments as of February 28, 2013. The table does not include Level 3 investments with values derived utilizing third party pricing information without adjustment. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments. The value of Level 3 investments derived using third party pricing information is $2,238,774.

	Value	Valuation Techniques	Unobservable Inputs[5]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$42,394	Restructure Terms[6]	N/A	—
Corporate Bonds	185,701	Market Comparable Companies	Yield	12.10%
	207	Estimated Final Distribution	Recovery Rate	0.05%
	203,900	Cost[7]	N/A	—
Floating Rate Loan Interests	124,632	Discounted Cash Flow	Yield	9.50%
	250,000	Cost[7]	N/A	—
Total	$806,834
[5]	A change to the unobservable input may result in a significant change to the value of the investment as follows:
Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Recovery Rate	Increase	Decrease
Yield	Decrease	Increase
[6]	Investment is valued based on the company’s financial restructuring plan.
[7]	The Trust fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	85

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities — 7.6%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	715	$775,276
ACAS CLO Ltd., Series 2013-1A, Class C, 3.04%, 4/20/25 (a)(b)(c)		500	487,800
AH Mortgage Advance Co. Ltd., Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)		630	631,104
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	419,704
Apidos CDO, Series 2012-11A, Class D, 4.74%, 1/17/23 (a)(b)		600	600,900
Atrium CDO Corp., Series 9A, Class D, 3.96%, 2/28/24 (a)(b)		500	483,500
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		210	214,781
Class C, 2.20%, 10/16/17		125	127,980
Class D, 3.09%, 8/15/18		160	165,651
Cavalry CLO Ltd., Series 2A (a)(b):
Class C, 3.23%, 1/17/24		1,040	1,019,200
Class D, 4.38%, 1/17/24		765	744,728
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,165,103
CIFC Funding Ltd. (a)(b):
Series 2012-1A, Class B1L, 5.54%, 8/14/24		750	757,500
Series 2013-1A, Class B, 3.10%, 4/16/25 (c)		500	493,750
Series 2013-1A, Class C, 3.89%, 4/16/25 (c)		500	486,500
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,970	1,981,680
DT Auto Owner Trust (a):
Series 2011-2A, Class C, 3.05%, 2/16/16		1,500	1,504,674
Series 2011-3A, Class C, 4.03%, 2/15/17		260	264,825
Duane Street CLO IV Ltd., Series 2007-4A, Class D, 2.54%, 11/14/21 (a)(b)		500	445,000
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.94%, 3/21/24 (a)(b)(c)		500	484,250
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.10%, 1/15/16 (b)		180	180,720
Series 2012-1, Class C, 1.70%, 1/15/16 (b)		480	483,409
Series 2012-1, Class D, 2.30%, 1/15/16 (b)		450	452,987
Series 2012-2, Class B, 2.32%, 1/15/19		245	252,913
Series 2012-2, Class C, 2.86%, 1/15/19		105	110,368
Series 2012-2, Class D, 3.50%, 1/15/19		200	211,127
Galaxy CLO Ltd., Series 2013-15A, Class C, 2.89%, 4/15/25 (a)(b)(c)		500	490,510
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.31%, 7/25/37 (b)		39	39,017
Mountain Hawk I CLO Ltd., Series 2013-1A, Class C, 3.12%, 1/20/24 (a)(b)		750	723,750
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.40%, 8/23/27		525	514,436
Series 2008-3, Class A4, 1.94%, 11/25/24		620	660,272
OZLM Funding Ltd., Series 2013-3A (a)(b):
Class B, 3.35%, 1/22/25		750	754,725
Class C, 4.15%, 1/22/25		500	488,850
PFS Financing Corp., Series 2012-AA, Class A, 1.40%, 2/15/16 (a)(b)		480	483,831
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		460	463,693
Series 2011-S1A, Class C, 2.01%, 8/15/16		317	319,460
Series 2011-S1A, Class D, 3.15%, 8/15/16		325	330,281
Series 2011-WO, Class C, 3.19%, 10/15/15		575	591,043
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		786	789,924
Series 2010-2, Class C, 3.89%, 7/17/17		1,020	1,054,615
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		419	419,672
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		735	747,611
Series 2011-1, Class D, 4.01%, 2/15/17		940	988,523
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		197	198,187
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		175	175,521
Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (concluded)
Santander Drive Auto Receivables Trust (concluded):
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)	USD	511	$515,497
Series 2012-1, Class B, 2.72%, 5/16/16		240	246,372
Series 2012-1, Class C, 3.78%, 11/15/17		325	341,443
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.51%, 6/15/21 (b)		174	171,152
Series 2008-5, Class A3, 1.60%, 1/25/18 (b)		525	534,223
Series 2008-5, Class A4, 2.00%, 7/25/23 (b)		630	664,298
Series 2012-A, Class A1, 1.60%, 8/15/25 (a)(b)		296	300,469
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		345	378,332
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		137	145,843
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.90%, 7/28/21 (a)(b)		750	727,500
Venture CDO Ltd., Series 2012-12A, Class D, 4.01%, 2/28/24 (a)(b)		770	723,800
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		1,180	1,286,930
			31,215,210
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		3,898	300,879
Sterling Coofs Trust, Series 2004-1, 2.36%, 4/15/29 (a)		5,591	408,845
			709,724
Total Asset-Backed Securities — 7.8%			31,924,934

Common Stocks (d)		Shares
Paper & Forest Products — 0.1%
NewPage Corp.		4,960	421,600
Software — 0.0%
Bankruptcy Management Solutions, Inc.		152	2
Total Common Stocks — 0.1%			421,602

Corporate Bonds		Par (000)
Aerospace & Defense — 0.7%
Bombardier, Inc., 4.25%, 1/15/16 (a)	USD	340	352,750
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		230	250,700
United Technologies Corp. (e):
4.88%, 5/01/15		1,250	1,367,435
6.13%, 7/15/38		750	974,188
			2,945,073
Airlines — 0.7%
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 1/12/19		571	588,248
Series 2012-3, Class C, 6.13%, 4/29/18		500	498,750
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,553	1,661,710
			2,748,708
Auto Components — 1.1%
Icahn Enterprises LP:
4.00%, 8/15/13 (a)(b)(f)		2,900	2,907,250
4.00%, 8/15/13 (b)(f)		665	666,662
8.00%, 1/15/18		1,000	1,071,250
			4,645,162
Automobiles — 0.5%
Ford Motor Co., 4.75%, 1/15/43		2,005	1,904,311

See Notes to Financial Statements.

86	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Building Products — 0.1%
Momentive Performance Materials, Inc., 8.88%, 10/15/20	USD	250	$256,562
Capital Markets — 3.9%
CDP Financial, Inc., 5.60%, 11/25/39 (a)(e)		2,955	3,584,025
The Goldman Sachs Group, Inc. (e):
5.38%, 3/15/20		1,215	1,396,776
5.25%, 7/27/21		3,175	3,613,636
5.75%, 1/24/22		1,815	2,129,340
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (d)(g)		225	—
Morgan Stanley:
4.20%, 11/20/14		680	712,632
4.00%, 7/24/15		400	422,112
6.25%, 8/28/17 (e)		1,925	2,233,427
Murray Street Investment Trust I, 4.65%, 3/09/17 (h)		1,640	1,795,772
			15,887,720
Chemicals — 1.4%
Axiall Corp., 4.88%, 5/15/23 (a)		248	251,720
The Dow Chemical Co., 4.13%, 11/15/21		350	378,147
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)		528	536,580
Huntsman International LLC, 4.88%, 11/15/20 (a)		725	717,750
Methanex Corp., 3.25%, 12/15/19		2,074	2,107,825
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		240	254,400
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,385	1,433,475
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (a)		151	156,285
			5,836,182
Commercial Banks — 3.1%
CIT Group, Inc.:
5.38%, 5/15/20		1,650	1,798,500
5.00%, 8/15/22		360	385,200
Depfa ACS Bank, 5.13%, 3/16/37 (a)		4,150	3,392,625
HSBC Bank Brasil SA—Banco Multiplo, 4.00%, 5/11/16 (a)(e)		1,400	1,456,000
HSBC Bank Plc, 3.10%, 5/24/16 (a)(e)		695	738,014
HSBC Holdings Plc, 6.10%, 1/14/42 (e)		305	392,960
Rabobank Nederland (e):
3.88%, 2/08/22		1,390	1,476,820
3.95%, 11/09/22		1,500	1,524,342
Wells Fargo & Co., 3.50%, 3/08/22 (e)		1,390	1,466,087
			12,630,548
Commercial Services & Supplies — 1.0%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		245	263,375
The ADT Corp., 4.88%, 7/15/42 (a)		539	513,286
Aviation Capital Group Corp., 4.63%, 1/31/18 (a)		650	660,118
Clean Harbors, Inc., 5.25%, 8/01/20		390	401,700
HDTFS, Inc. (a):
5.88%, 10/15/20		230	239,200
6.25%, 10/15/22		385	413,875
Mobile Mini, Inc., 7.88%, 12/01/20		1,320	1,468,500
West Corp., 8.63%, 10/01/18		135	143,775
			4,103,829
Communications Equipment — 1.2%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (f)		4,340	4,342,170
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		530	592,275
			4,934,445
Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		194	203,768
Construction Materials — 0.6%
HD Supply, Inc. (a):
8.13%, 4/15/19		570	641,962
7.50%, 7/15/20		1,544	1,545,930
11.50%, 7/15/20		250	288,125
Corporate Bonds		Par (000)	Value
Construction Materials (concluded)
Lafarge SA, 7.13%, 7/15/36	USD	135	$141,075
			2,617,092
Consumer Finance — 1.1%
Discover Financial Services, 3.85%, 11/21/22 (a)		250	255,733
Ford Motor Credit Co. LLC:
6.63%, 8/15/17		280	326,984
8.13%, 1/15/20		1,265	1,593,667
4.25%, 9/20/22		800	824,824
SLM Corp.:
6.25%, 1/25/16		651	704,708
Series A, 0.60%, 1/27/14 (b)		600	595,653
Toll Brothers Finance Corp., 5.88%, 2/15/22		345	384,940
			4,686,509
Containers & Packaging — 0.7%
Ardagh Packaging Finance Plc (a):
7.38%, 10/15/17	EUR	425	602,022
7.38%, 10/15/17	USD	200	217,750
4.88%, 11/15/22		209	205,865
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		61	66,490
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (a)		662	647,105
Sealed Air Corp. (a):
6.50%, 12/01/20		550	598,125
8.38%, 9/15/21		225	256,500
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (a)		410	420,250
			3,014,107
Diversified Consumer Services — 0.5%
313 Group, Inc., 6.38%, 12/01/19 (a)		634	618,150
Service Corp. International, 4.50%, 11/15/20		1,240	1,235,350
			1,853,500
Diversified Financial Services — 6.7%
Aircastle Ltd., 6.25%, 12/01/19		705	759,638
Ally Financial, Inc.:
8.30%, 2/12/15		860	956,750
5.50%, 2/15/17		1,500	1,626,261
6.25%, 12/01/17		160	178,681
8.00%, 3/15/20		560	687,400
8.00%, 11/01/31		300	376,875
Bank of America Corp. (e):
5.63%, 7/01/20		1,100	1,287,086
3.30%, 1/11/23		5,010	4,993,988
Capital One Financial Corp., 4.75%, 7/15/21		975	1,109,745
FMR LLC, 4.95%, 2/01/33 (a)(e)		1,150	1,167,765
General Electric Capital Corp., 6.75%, 3/15/32 (e)		2,500	3,199,692
JPMorgan Chase & Co., 6.30%, 4/23/19 (e)		1,375	1,684,196
JPMorgan Chase Bank NA, 6.00%, 10/01/17 (e)		2,045	2,421,120
Moody’s Corp., 4.50%, 9/01/22		900	904,224
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		560	618,800
5.75%, 10/15/20		1,000	1,032,500
6.88%, 2/15/21		1,255	1,339,713
Spirit Issuer Plc, 5.86%, 12/28/21	GBP	1,620	2,371,604
WMG Acquisition Corp., 11.50%, 10/01/18	USD	562	652,623
			27,368,661
Diversified Telecommunication Services — 2.8%
Level 3 Financing, Inc.:
8.13%, 7/01/19		671	731,390
8.63%, 7/15/20		580	643,800
Lynx I Corp., 5.38%, 4/15/21 (a)		395	404,875
Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	4,528,125
Verizon Communications, Inc. (e):
3.50%, 11/01/21		500	525,624
6.40%, 2/15/38		3,396	4,269,071
Windstream Corp., 7.88%, 11/01/17		200	226,500
			11,329,385

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	87

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Electric Utilities — 6.5%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18	USD	121	$161,303
5.95%, 12/15/36		217	246,849
CMS Energy Corp., 5.05%, 3/15/22		917	1,031,912
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	410,905
6.00%, 1/15/38 (e)		850	1,091,140
4.25%, 12/15/41 (e)		375	393,690
E.ON International Finance BV, 6.65%, 4/30/38 (a)(e)		1,575	2,109,508
Electricite de France SA, 5.60%, 1/27/40 (a)(e)		1,400	1,582,339
Florida Power Corp.:
6.35%, 9/15/37 (e)		1,450	1,908,913
6.40%, 6/15/38		340	453,978
Georgia Power Co., 3.00%, 4/15/16 (e)		800	854,020
Hydro-Quebec (e):
9.40%, 2/01/21		390	582,362
8.40%, 1/15/22		730	1,043,297
8.05%, 7/07/24		1,900	2,773,230
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	313,698
Nisource Finance Corp.:
6.40%, 3/15/18		280	336,096
5.25%, 2/15/43		500	530,513
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,933,882
PacifiCorp., 6.25%, 10/15/37 (e)		650	870,443
Public Service Co. of Colorado, 6.25%, 9/01/37 (e)		1,350	1,819,403
Southern California Edison Co. (e):
5.63%, 2/01/36		675	837,566
Series 08-A, 5.95%, 2/01/38		1,100	1,428,360
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,000	1,333,358
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (e)	USD	1,920	2,508,785
			26,555,550
Electrical Equipment — 0.2%
GrafTech International Ltd., 6.38%, 11/15/20 (a)		580	616,250
Energy Equipment & Services — 3.1%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		565	567,825
Ensco Plc:
3.25%, 3/15/16		160	170,029
4.70%, 3/15/21		1,745	1,952,852
EOG Resources, Inc., 2.63%, 3/15/23 (e)		1,898	1,882,588
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		807	835,245
Genesis Energy LP, 5.75%, 2/15/21 (a)		238	246,330
MEG Energy Corp., 6.50%, 3/15/21 (a)		560	590,800
Noble Holding International Ltd., 5.25%, 3/15/42		350	353,231
Peabody Energy Corp.:
6.00%, 11/15/18		430	456,875
6.25%, 11/15/21		2,180	2,267,200
Seadrill Ltd., 5.63%, 9/15/17 (a)		1,590	1,609,875
Tervita Corp., 8.00%, 11/15/18 (a)		519	534,570
Transocean, Inc.:
5.05%, 12/15/16		850	946,873
6.50%, 11/15/20		350	407,990
			12,822,283
Food Products — 1.4%
Darling International, Inc., 8.50%, 12/15/18		335	381,063
Kraft Foods Group, Inc.:
5.38%, 2/10/20		1,570	1,874,520
5.00%, 6/04/42		997	1,088,216
Mondelez International, Inc. (FKA Kraft Foods, Inc.), 5.38%, 2/10/20		1,430	1,705,346
Post Holdings, Inc., 7.38%, 2/15/22		749	808,920
			5,858,065
Corporate Bonds		Par (000)	Value
Gas Utilities — 0.2%
CenterPoint Energy Resources Corp., 5.85%, 1/15/41	USD	700	$867,509
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp., 6.25%, 11/15/15		1,260	1,417,862
DJO Finance LLC, 7.75%, 4/15/18		40	39,800
Teleflex, Inc., 6.88%, 6/01/19		385	418,687
			1,876,349
Health Care Providers & Services — 4.4%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		535	573,787
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		400	420,500
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	683,638
HCA, Inc.:
8.50%, 4/15/19	USD	17	18,828
6.50%, 2/15/20		1,895	2,122,400
7.88%, 2/15/20		215	238,381
7.25%, 9/15/20		907	1,006,770
4.75%, 5/01/23		1,310	1,306,725
IASIS Healthcare LLC, 8.38%, 5/15/19		550	566,500
INC Research LLC, 11.50%, 7/15/19 (a)		465	496,388
inVentiv Health, Inc. (a):
9.00%, 1/15/18		300	312,750
11.00%, 8/15/18		40	34,700
Omnicare, Inc., 7.75%, 6/01/20		805	893,550
Symbion, Inc., 8.00%, 6/15/16		455	475,475
Tenet Healthcare Corp.:
6.25%, 11/01/18		660	730,950
8.88%, 7/01/19		1,266	1,430,580
4.50%, 4/01/21 (a)		588	579,915
UnitedHealth Group, Inc., 2.88%, 3/15/22 (e)		2,000	2,019,720
WellPoint, Inc., 4.65%, 1/15/43 (e)		3,995	4,040,311
			17,951,868
Health Care Technology — 0.6%
Amgen, Inc. (e):
6.40%, 2/01/39		750	948,013
5.15%, 11/15/41		1,500	1,642,570
			2,590,583
Hotels, Restaurants & Leisure — 1.7%
Caesars Operating Escrow LLC, 9.00%, 2/15/20 (a)		398	393,025
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)		180	178,875
MCE Finance Ltd., 5.00%, 2/15/21 (a)		941	941,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		859	841,820
The Unique Pub Finance Co. Plc:
Series A3, 6.54%, 3/30/21	GBP	900	1,361,932
Series A4, 5.66%, 6/30/27		1,322	1,860,138
Series N, 6.46%, 3/30/32		1,195	1,350,592
			6,927,382
Household Durables — 0.4%
Standard Pacific Corp., 10.75%, 9/15/16	USD	1,000	1,245,000
United Rentals North America, Inc., 5.75%, 7/15/18		194	208,792
			1,453,792
Household Products — 0.2%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	257,977
Spectrum Brands Escrow Corp. (a):
6.38%, 11/15/20	USD	200	212,750
6.63%, 11/15/22		275	296,312
			767,039
Independent Power Producers & Energy Traders — 0.7%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,955	2,218,925
NRG Energy, Inc., 6.63%, 3/15/23 (a)		435	463,275
			2,682,200

See Notes to Financial Statements.

88	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Industrial Conglomerates — 0.0%
Smiths Group Plc, 3.63%, 10/12/22 (a)	USD	180	$178,797
Insurance — 4.7%
Alliant Holdings I, Inc., 7.88%, 12/15/20 (a)		608	611,040
Allianz Finance II BV, 5.75%, 7/08/41	EUR	500	733,220
American International Group, Inc. (e):
3.80%, 3/22/17	USD	5,580	6,058,747
5.45%, 5/18/17		800	917,591
AXA SA, 5.25%, 4/16/40	EUR	250	338,835
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19	USD	345	407,716
5.13%, 4/15/22		930	1,071,440
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (a)		1,000	1,135,115
Lincoln National Corp., 6.25%, 2/15/20		630	764,436
Manulife Financial Corp., 3.40%, 9/17/15		1,625	1,710,265
MetLife Global Funding I, 5.13%, 6/10/14 (a)(e)		775	819,711
Montpelier Re Holdings Ltd., 4.70%, 10/15/22		450	453,858
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	336,600
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	302,077
Prudential Financial, Inc. (e):
4.75%, 9/17/15	USD	1,220	1,335,510
7.38%, 6/15/19		300	384,628
5.38%, 6/21/20		250	294,761
4.50%, 11/15/20		400	448,291
5.70%, 12/14/36		950	1,083,884
			19,207,725
Internet Software & Services — 0.0%
Equinix, Inc., 4.88%, 4/01/20		87	87,000
IT Services — 0.6%
First Data Corp. (a):
7.38%, 6/15/19		205	215,506
8.88%, 8/15/20		1,000	1,105,000
6.75%, 11/01/20		680	697,850
8.25%, 1/15/21		30	30,675
SunGard Data Systems, Inc., 7.38%, 11/15/18		490	526,138
			2,575,169
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		250	249,831
Machinery — 0.3%
UR Merger Sub Corp.:
7.38%, 5/15/20		495	542,025
7.63%, 4/15/22		455	503,912
			1,045,937
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(e)		1,100	1,336,500
Media — 7.1%
Affinion Group, Inc., 7.88%, 12/15/18 (e)		730	554,800
AMC Networks, Inc.:
7.75%, 7/15/21		320	363,200
4.75%, 12/15/22		343	341,714
Cinemark USA, Inc., 5.13%, 12/15/22 (a)		175	175,875
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		306	284,580
Clear Channel Worldwide Holdings, Inc. (a):
6.50%, 11/15/22		671	701,195
6.50%, 11/15/22		1,814	1,909,235
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,000	3,033,746
Cox Communications, Inc. (a):
6.95%, 6/01/38		1,000	1,293,580
8.38%, 3/01/39		1,735	2,562,126
DIRECTV Holdings LLC:
6.38%, 3/01/41		260	285,254
5.15%, 3/15/42		2,100	2,021,063
Corporate Bonds		Par (000)	Value
Media (concluded)
Intelsat Luxembourg SA:
11.25%, 2/04/17	USD	750	$796,875
11.50%, 2/04/17		420	446,775
NBC Universal Media LLC (e):
5.15%, 4/30/20		1,974	2,343,325
4.38%, 4/01/21		1,015	1,143,202
The New York Times Co., 6.63%, 12/15/16		1,800	1,966,500
Omnicom Group, Inc., 3.63%, 5/01/22		2,355	2,398,544
Time Warner Cable, Inc.:
7.30%, 7/01/38		970	1,215,095
5.88%, 11/15/40		460	494,080
5.50%, 9/01/41		920	963,869
Time Warner, Inc.:
4.70%, 1/15/21		1,000	1,122,846
6.10%, 7/15/40		615	719,519
Unitymedia Hessen GmbH & Co. KG, 5.50%, 1/15/23 (a)		250	252,500
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		330	352,275
7.00%, 1/15/18	GBP	792	1,276,598
			29,018,371
Metals & Mining — 4.3%
Alcoa, Inc., 5.40%, 4/15/21	USD	1,450	1,523,909
ArcelorMittal:
9.50%, 2/15/15		395	445,856
4.25%, 2/25/15		174	179,660
4.25%, 8/05/15		234	242,270
4.25%, 3/01/16		175	180,250
5.00%, 2/25/17		245	254,923
6.13%, 6/01/18		314	338,586
6.75%, 2/25/22 (e)		252	277,479
Barrick Gold Corp., 2.90%, 5/30/16		1,685	1,770,254
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (a)(e)		1,566	1,544,785
Falconbridge Ltd., 6.20%, 6/15/35		1,550	1,688,632
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		540	537,202
5.45%, 3/15/43 (a)		450	447,948
New Gold, Inc. (a):
7.00%, 4/15/20		105	113,400
6.25%, 11/15/22		435	457,838
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (a)		475	504,598
Novelis, Inc., 8.75%, 12/15/20 (e)		4,105	4,597,600
Teck Resources Ltd., 5.38%, 10/01/15		2,350	2,589,063
			17,694,253
Multiline Retail — 0.3%
Dufry Finance SCA, 5.50%, 10/15/20 (a)		1,260	1,313,550
Oil, Gas & Consumable Fuels — 11.3%
Access Midstream Partners LP, 6.13%, 7/15/22		400	429,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,203,042
BP Capital Markets Plc, 3.13%, 10/01/15		330	349,598
Burlington Resources Finance Co., 7.40%, 12/01/31 (e)		950	1,328,029
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		400	420,000
Cenovus Energy, Inc., 6.75%, 11/15/39		750	988,233
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	190,173
CONSOL Energy, Inc.:
8.00%, 4/01/17		514	558,975
8.25%, 4/01/20		166	183,015
Denbury Resources, Inc., 4.63%, 7/15/23		627	615,244
El Paso Natural Gas Co. LLC, 8.38%, 6/15/32		275	390,764
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		240	289,967

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	89

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Energy Transfer Partners LP, 6.50%, 2/01/42	USD	500	$577,145
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		455	514,150
Enterprise Products Operating LLC:
4.05%, 2/15/22		1,250	1,359,645
6.13%, 10/15/39		700	825,763
5.95%, 2/01/41		500	585,478
Series L, 6.30%, 9/15/17		600	723,800
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)(e)		505	633,385
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,300	1,550,585
6.50%, 9/01/39		3,000	3,627,495
6.55%, 9/15/40		110	134,430
6.38%, 3/01/41		160	192,734
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		110	123,750
Linn Energy LLC, 6.25%, 11/01/19 (a)		355	362,100
Marathon Petroleum Corp., 6.50%, 3/01/41		1,052	1,321,916
MarkWest Energy Partners LP, 4.50%, 7/15/23		206	201,365
MidAmerican Energy Co., 5.80%, 10/15/36		800	1,003,350
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	1,174,681
6.50%, 9/15/37		2,115	2,774,231
Newfield Exploration Co., 5.63%, 7/01/24		710	741,950
Nexen, Inc.:
6.40%, 5/15/37		400	506,599
7.50%, 7/30/39		670	960,180
Offshore Group Investments Ltd., 11.50%, 8/01/15		163	177,670
PBF Holding Co. LLC, 8.25%, 2/15/20 (a)		110	119,625
PDC Energy, Inc., 7.75%, 10/15/22 (a)		300	317,250
Petrobras International Finance Co.:
3.88%, 1/27/16		1,335	1,395,514
5.75%, 1/20/20		1,760	1,953,714
Pioneer Natural Resources Co., 3.95%, 7/15/22		350	364,750
Plains Exploration & Production Co., 6.88%, 2/15/23		950	1,094,875
Premier Oil Plc, 5.00%, 6/09/18		1,900	1,992,625
Range Resources Corp., 5.75%, 6/01/21		941	1,002,165
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (a)		2,250	2,323,125
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		1,120	1,237,600
6.50%, 11/01/20 (a)		475	501,125
SandRidge Energy, Inc., 7.50%, 2/15/23		367	384,433
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17		1,030	1,266,257
Tesoro Corp., 5.38%, 10/01/22		360	374,400
Western Gas Partners LP:
5.38%, 6/01/21		715	808,358
4.00%, 7/01/22		200	207,069
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	3,077,585
			46,438,912
Paper & Forest Products — 0.5%
Clearwater Paper Corp., 7.13%, 11/01/18		1,000	1,082,500
International Paper Co.:
7.50%, 8/15/21		75	97,868
4.75%, 2/15/22		420	471,176
6.00%, 11/15/41		435	507,082
NewPage Corp., 11.38%, 12/31/14 (d)(g)		1,146	—
			2,158,626
Pharmaceuticals — 0.4%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	293,748
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)	USD	520	596,700
Valeant Pharmaceuticals International, 6.38%, 10/15/20 (a)		575	618,844
			1,509,292
Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 5.63%, 3/01/23 (a)	USD	247	$248,544
Simon Property Group LP, 4.75%, 3/15/42		835	885,314
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		275	304,264
Vornado Realty LP, 5.00%, 1/15/22		1,190	1,321,299
			2,759,421
Real Estate Management & Development — 0.8%
Lennar Corp., 4.75%, 11/15/22 (a)		440	425,150
Mattamy Group Corp., 6.50%, 11/15/20 (a)		390	388,538
Punch Taverns Finance Plc, Series A2R, 6.82%, 7/15/20	GBP	704	1,076,013
Realogy Corp. (a)(e):
7.88%, 2/15/19	USD	369	401,287
7.63%, 1/15/20		520	586,300
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	338,649
			3,215,937
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		940	1,135,144
The Hertz Corp., 7.38%, 1/15/21		1,450	1,598,625
			2,733,769
Semiconductors & Semiconductor Equipment — 0.2%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (a)		470	480,575
Spansion LLC, 7.88%, 11/15/17		390	411,450
			892,025
Software — 0.5%
IAC/InterActiveCorp, 4.75%, 12/15/22 (a)		598	584,545
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		555	561,938
Oracle Corp., 5.38%, 7/15/40 (e)		800	965,591
			2,112,074
Specialty Retail — 0.4%
The Home Depot, Inc., 5.88%, 12/16/36 (e)		830	1,052,685
QVC, Inc. (a):
7.50%, 10/01/19		395	435,958
7.38%, 10/15/20		275	304,821
5.13%, 7/02/22		35	37,009
			1,830,473
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22		487	480,304
Thrifts & Mortgage Finance — 0.3%
Radian Group, Inc., 5.38%, 6/15/15		1,400	1,400,000
Tobacco — 1.2%
Altria Group, Inc.:
9.95%, 11/10/38		800	1,330,455
10.20%, 2/06/39		1,389	2,354,340
Reynolds American, Inc., 4.75%, 11/01/42		1,050	1,027,370
			4,712,165
Wireless Telecommunication Services — 2.3%
America Movil SAB de CV, 2.38%, 9/08/16 (e)		800	828,339
Crown Castle International Corp., 5.25%, 1/15/23 (a)		465	476,625
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,595	1,936,931
Digicel Group Ltd., 8.25%, 9/30/20 (a)		405	431,933
Digicel Ltd. (a):
8.25%, 9/01/17		150	158,250
6.00%, 4/15/21 (c)		495	493,763
MetroPCS Wireless, Inc., 6.63%, 11/15/20		660	690,525
Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,625,557
SBA Tower Trust, 5.10%, 4/15/42 (a)		360	403,894
Sprint Capital Corp.:
6.88%, 11/15/28		490	494,900
8.75%, 3/15/32		350	411,250
See Notes to Financial Statements.

90	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)		Value
Wireless Telecommunication Services (concluded)
Sprint Nextel Corp. (a):
9.00%, 11/15/18	USD	530		$657,200
7.00%, 3/01/20		770		900,900
				9,510,067
Total Corporate Bonds — 83.2%				340,394,630

Foreign Agency Obligations — 0.1%
Italy Government International Bond, 5.38%, 6/15/33		470		477,962

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.4%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		953		860,374
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18		—	(i)	34
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,429		1,260,516
Series 2006-OA21, Class A1, 0.39%, 3/20/47 (b)		815		554,339
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.40%, 4/25/46 (b)		319		215,021
Series 2007-10, Class A22, 6.00%, 7/25/37		528		471,869
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		1,214		1,195,825
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.20%, 6/19/35 (b)		907		920,155
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.38%, 12/25/36 (b)		567		460,456
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		771		658,968
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.97%, 5/25/36 (b)		637		507,982
Monastery BV, Series 2004-I, Class A2, 0.52%, 3/17/37 (b)	EUR	957		1,070,896
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	USD	1,140		1,203,093
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.94%, 5/25/47 (b)		352		298,791
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A21, 6.00%, 7/25/37		46		45,447
				9,723,766
Commercial Mortgage-Backed Securities — 12.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2006-6, Class A2, 5.31%, 10/10/45		1,351		1,402,116
Series 2007-1, Class A4, 5.45%, 1/15/49		500		570,794
Series 2007-2, Class A4, 5.63%, 4/10/49 (b)		750		868,175
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800		867,762
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.06%, 12/10/49 (b)		1,200		1,424,825
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,100		1,236,152
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.01%, 12/10/49 (b)		1,515		1,776,592
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Commercial Mortgage Pass-Through Certificates:
Series 2006-C7, Class AM, 5.77%, 6/10/46 (b)	USD	1,750	$1,924,666
Series 2013-LC6, Class B, 3.74%, 1/10/46		695	715,320
Series 2013-LC6, Class D, 4.29%, 1/10/46 (a)(b)		835	762,006
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.80%, 6/15/38 (b)		1,000	1,098,945
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,925,779
Series 2010-RR2, Class 2A, 5.76%, 9/15/39 (a)(b)		1,010	1,159,595
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	730,171
DBRR Trust, Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)(b)		365	417,394
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41		456	457,723
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A4, 5.86%, 7/10/38 (b)		1,169	1,322,739
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,165	2,466,703
GS Mortgage Securities Corp. II:
Series 2007-GG10, Class A4, 5.79%, 8/10/45 (b)		430	491,372
Series 2013-GC10, Class B, 3.68%, 2/10/46 (a)		1,255	1,290,985
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		820	859,954
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		330	356,979
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		720	684,813
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C4, Class A3, 5.39%, 6/15/29		342	349,047
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,456,181
Series 2007-C6, Class A4, 5.86%, 7/15/40		5,225	6,051,997
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,460	1,685,532
Morgan Stanley Capital I Trust (b):
Series 2007-HQ11, Class A4, 5.45%, 2/12/44		4,000	4,577,876
Series 2007-XLC1, Class A2, 0.56%, 7/17/17		127	122,056
Morgan Stanley Reremic Trust, Series 2011, Class A, 2.50%, 3/23/51 (a)		600	605,727
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		984	985,517
Titan Europe Plc, Series 2007-1X, Class A, 0.76%, 1/20/17 (b)	GBP	1,607	2,048,313
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	4,203	4,247,948
Series 2007-C33, Class A4, 5.92%, 2/15/51 (b)		2,285	2,637,290
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		700	758,769
Series 2012-C8, Class C, 4.88%, 8/15/45 (b)		900	984,305
Series 2013-C11, Class D, 4.19%, 3/15/45 (a)(b)		800	764,750
			52,086,868
Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, 0.01%, 6/19/27 (a)(b)		1,920	39,254
Interest Only Commercial Mortgage-Backed Securities — 1.4%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 1.93%, 8/15/45 (a)(b)		15,886	1,784,893
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.69%, 3/15/45 (a)(b)		9,551	1,395,889

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	91

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust, Class XA (a)(b):
Series 2012-C8, 2.25%, 8/15/45	USD	6,079	$826,603
Series 2012-C9, 2.28%, 11/15/45		10,812	1,548,255
			5,555,640
Total Non-Agency Mortgage-Backed Securities — 16.5%			67,405,528

Preferred Securities

Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.31%, 6/01/67 (b)		70	56,175
Commercial Banks — 0.1%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		505	505,631
Diversified Financial Services — 1.0%
JPMorgan Chase & Co., Series 1, 7.90% (b)(j)		3,500	4,036,718
Electric Utilities — 0.5%
Electricite de France SA, 5.25% (a)(b)(j)		2,100	2,067,450
Insurance — 2.4%
The Allstate Corp., 6.50%, 5/15/67 (b)		2,150	2,322,000
American International Group, Inc., 8.18%, 5/15/68 (b)		195	257,644
Lincoln National Corp., 6.05%, 4/20/67 (b)		750	757,500
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		645	796,575
MetLife, Inc., 6.40%, 12/15/66		3,500	3,783,790
Swiss Re Capital I LP, 6.85% (a)(b)(j)		1,060	1,120,950
XL Group Plc, Series E, 6.50% (b)(j)		810	789,750
			9,828,209
Total Capital Trusts — 4.0%			16,494,183

Preferred Stocks		Shares
Commercial Banks — 1.0%
US Bancorp, Series G, 6.00% (b)		150,000	4,057,500
Thrifts & Mortgage Finance — 0.1%
Fannie Mae (b)(d):
Series O, 7.00%		40,000	154,000
Series S, 7.75%		10,000	20,400
			174,400
Total Preferred Stocks — 1.1%			4,231,900

Trust Preferreds
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		14,810	415,953
Total Preferred Securities — 5.2%			21,142,036

Taxable Municipal Bonds		Par (000)
City of Detroit Michigan, GO, Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/14	USD	1,525	1,454,347
District of Columbia, Refunding RB, Howard University, Series B, 7.63%, 10/01/35		1,000	1,233,940
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,245,697
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,260	1,645,862
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		670	986,957
Taxable Municipal Bonds		Par (000)		Value
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, 7.06%, 4/01/57	USD	1,000		$1,144,870
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Series EE, 5.38%, 6/15/43		385		449,618
Series EE, 5.50%, 6/15/43		465		547,500
Series GG, Build America Bonds, 5.72%, 6/15/42		690		895,572
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		550		668,624
5.60%, 3/15/40		950		1,188,821
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		395		507,338
State of California, GO, Build America Bonds:
7.63%, 3/01/40		860		1,252,968
Various Purpose, 7.55%, 4/01/39		140		203,202
State of Illinois, GO, Pension Funding, 5.10%, 6/01/33		1,000		991,140
University of California, RB, Build America Bonds, 5.95%, 5/15/45		440		537,693
Total Taxable Municipal Bonds — 3.6%				14,954,149

US Government Sponsored Agency Securities
Agency Obligations — 4.0%
Fannie Mae (e):
1.94%, 10/09/19 (k)		7,305		6,432,725
5.63%, 7/15/37		825		1,155,230
Federal Home Loan Bank (e):
5.25%, 12/09/22		700		902,703
5.37%, 9/09/24		1,100		1,422,983
Resolution Funding Corp., 3.15%, 4/15/30 (k)		6,055		3,542,986
Tennessee Valley Authority, 5.25%, 9/15/39 (e)		2,405		3,090,158
				16,546,785
Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,468.91%, 5/25/21 (b)		—	(i)	2,522
Series 1991-87, Class S, 26.10%, 8/25/21 (b)		17		27,676
Series 2005-5, Class PK, 5.00%, 12/25/34		506		542,884
Series G-7, Class S, 1,119.90%, 3/25/21 (b)		—	(i)	1,377
Series G-17, Class S, 1,058.38%, 6/25/21 (b)		—	(i)	1,747
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(i)	1,675
Series G-49, Class S, 1,012.05%, 12/25/21 (b)		—	(i)	696
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 16,196.33%, 3/15/20 (b)		—	(i)	398
Series 75, Class R, 9.50%, 1/15/21		—	(i)	1
Series 75, Class RS, 29.91%, 1/15/21 (b)		—	(i)	1
Series 173, Class R, 9.00%, 11/15/21		—	(i)	4
Series 173, Class RS, 9.37%, 11/15/21 (b)		—	(i)	4
Series 192, Class U, 1,009.03%, 2/15/22 (b)		—	(i)	—
Series 1057, Class J, 1,008.00%, 3/15/21		—	(i)	567
				579,552
Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Mortgage-Backed Securities (a)(b):
Series 2012-K706, Class C, 4.02%, 11/25/44		170		172,682
Series 2013-K024, Class B, 3.50%, 11/25/45		1,750		1,742,442
Series K013, Class A2, 3.97%, 1/25/21 (b)		930		1,051,807
				2,966,931
Interest Only Collateralized Mortgage Obligations — 2.7%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17		1		183
Series 89, Class 2, 8.00%, 10/01/18		2		257

See Notes to Financial Statements.

92	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
US Government Sponsored Agency Securities		Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 94, Class 2, 9.50%, 8/01/21	USD	1		$183
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(i)	185
Series 1990-136, Class S, 19.86%, 11/25/20 (b)		5		6,754
Series 1991-99, Class L, 930.00%, 8/25/21		—	(i)	754
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(i)	1,303
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)		128		4,280
Series 2010-126, Class UI, 5.50%, 10/25/40		5,307		780,225
Series 2012-47, Class NI, 4.50%, 4/25/42		5,734		883,068
Series 2012-96, Class DI, 4.00%, 2/25/27		8,614		964,772
Series 2012-M9, Class X1, 4.08%, 12/25/17 (b)		13,393		2,167,401
Series G-10, Class S, 1,083.41%, 5/25/21 (b)		—	(i)	5,432
Series G-12, Class S, 1,150.07%, 5/25/21 (b)		—	(i)	3,269
Series G92-5, Class H, 9.00%, 1/25/22		21		2,513
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21		—	(i)	232
Series 200, Class R, 196,091.09%, 12/15/22 (b)		—	(i)	489
Series 1043, Class H, 43.88%, 2/15/21 (b)		3		6,665
Series 1054, Class I, 859.64%, 3/15/21 (b)		—	(i)	520
Series 1056, Class KD, 1,084.50%, 3/15/21		—	(i)	493
Series 1148, Class E, 1,167.37%, 10/15/21 (b)		—	(i)	1,315
Series 1254, Class Z, 8.50%, 4/15/22		46		9,428
Series 2611, Class QI, 5.50%, 9/15/32		1,324		148,903
Series K021, Class X1, 1.51%, 6/25/22 (b)		7,061		786,084
Series K707, Class X1, 1.56%, 12/25/18 (b)		2,517		196,239
Series K710, Class X1, 1.78%, 5/25/19 (b)		8,657		815,881
Ginnie Mae Mortgage-Backed Securities (b):
Series 2009-78, Class SD, 6.00%, 9/20/32		6,783		1,267,118
Series 2011-52, Class NS, 6.47%, 4/16/41		18,743		3,117,804
				11,171,750
Mortgage-Backed Securities — 11.4%
Fannie Mae Mortgage-Backed Securities:
3.00%, 3/15/43–4/15/43 (l)		24,700		25,549,906
3.50%, 3/01/42 (e)		1,218		1,290,183
4.00%, 12/01/41 (e)		3,962		4,228,886
4.50%, 7/01/41 (e)		5,361		5,793,808
5.00%, 8/01/34 (e)		3,797		4,142,906
5.50%, 12/01/13–6/01/38 (e)		2,644		2,896,294
6.00%, 3/01/16–12/01/38 (e)		2,347		2,572,571
Ginnie Mae Mortgage-Backed Securities, 8.00%, 7/15/24		—	(i)	343
				46,474,897
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23		7		6,030
Series 228, Class 1, 6/01/23		5		4,959
Series 1993-51, Class E, 2/25/23		23		19,621
Series 1993-70, Class A, 5/25/23		3		3,226
Freddie Mac Mortgage-Backed Securities, Series 1739, Class B, 2/15/24		—	(i)	1
				33,837
Total US Government Sponsored Agency Securities — 19.0%				77,773,752
US Treasury Obligations		Par (000)	Value
US Treasury Bonds (e):
6.25%, 8/15/23	USD	4,355	$6,163,004
5.38%, 2/15/31		375	521,895
3.50%, 2/15/39		2,865	3,132,700
4.25%, 5/15/39		2,770	3,422,249
4.38%, 5/15/40		8,225	10,367,358
4.75%, 2/15/41		1,621	2,164,541
4.38%, 5/15/41		805	1,015,306
3.13%, 11/15/41		9,925	10,035,108
3.13%, 2/15/42		2,368	2,391,680
3.00%, 5/15/42		2,730	2,685,637
US Treasury Notes (e):
2.00%, 2/15/22		1,937	1,984,972
1.75%, 5/15/22		152	151,857
Total US Treasury Obligations — 10.8%			44,036,307

Warrants (m)		Shares
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		101	—
Total Long-Term Investments (Cost — $560,412,372) — 146.3%			598,530,900

Options Purchased
(Cost — $1,733,466) — 0.3%			1,320,456
Total Investments Before TBA Sale Commitments and Options Written (Cost — $562,145,838) — 146.6%			599,851,356

TBA Sale Commitments (l)		Par (000)
Fannie Mae Mortgage-Backed Securities, 3.00%, 3/15/43	USD	8,400	(8,696,625)
Total TBA Sale Commitments (Proceeds — $8,690,719) — (2.1)%			(8,696,625)

Options Written
(Premiums Received — $3,446,468) — (0.7)%			(2,733,396)
Total Investments, Net of TBA Sale Commitments and Options Written — 143.8%			588,421,335
Liabilities in Excess of Other Assets — (43.8)%			(179,216,638)
Net Assets — 100.0%			$409,204,697

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	93

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Deutsche Bank Securities, Inc.	$487,800	—
JPMorgan Chase & Co.	$493,750	—
JPMorgan Chase & Co.	$486,500	—
Citigroup Global Markets	$493,763	$(1,238)
Bank of New York Mellon	$484,250	—
Goldman Sachs & Co.	$490,510	—

(d)	Non-income producing security.
(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f)	Convertible security.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(i)	Amount is less than $500.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(l)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 28, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Group, Inc.	$16,875,594	$53,484
Deutsche Bank AG	$(22,313)	$(984)

(m)
Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

•	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,343,014	(1,343,014)	—	$960	$26

•
For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

94	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
•	Reverse repurchase agreements outstanding as of February 28, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas SA	0.17%	5/09/12	Open	$2,212,665	$2,215,758
BNP Paribas SA	0.18%	5/09/12	Open	1,045,494	1,047,041
BNP Paribas SA	0.20%	6/26/12	Open	1,214,812	1,216,486
BNP Paribas SA	0.32%	7/02/12	Open	2,979,000	2,987,029
BNP Paribas SA	0.27%	7/24/12	Open	573,750	574,697
Barclays Plc	0.35%	8/09/12	Open	3,435,469	3,442,282
Barclays Plc	0.35%	8/21/12	Open	1,290,812	1,293,222
BNP Paribas SA	0.11%	8/21/12	Open	2,791,425	2,793,063
Credit Suisse Group AG	0.25%	9/06/12	Open	2,019,322	2,021,791
Barclays Plc	0.35%	9/18/12	Open	3,357,563	3,362,916
Bank of America Merrill Lynch	0.28%	10/16/12	Open	3,276,844	3,280,310
Deutsche Bank AG	(0.63)%	10/24/12	Open	340,864	340,106
Bank of America Merrill Lynch	0.21%	12/10/12	Open	10,032,532	10,037,271
Bank of America Merrill Lynch	0.24%	12/10/12	Open	7,361,419	7,365,394
Credit Suisse Group AG	0.37%	12/18/12	Open	37,319,578	37,346,402
BNP Paribas SA	0.34%	1/09/13	Open	1,969,000	1,969,948
BNP Paribas SA	0.35%	1/11/13	Open	4,760,000	4,762,268
Credit Suisse Group AG	0.35%	1/14/13	Open	2,160,813	2,161,779
UBS AG	(0.50)%	1/16/13	Open	496,600	496,297
UBS AG	0.28%	1/16/13	Open	3,553,388	3,554,604
UBS AG	0.32%	1/16/13	Open	8,469,687	8,473,002
UBS AG	0.33%	1/16/13	Open	2,720,150	2,721,247
UBS AG	0.34%	1/16/13	Open	11,910,655	11,915,603
UBS AG	0.35%	1/16/13	Open	1,962,500	1,963,340
BNP Paribas SA	0.35%	1/22/13	Open	883,000	883,326
Credit Suisse Group AG	0.35%	2/01/13	Open	3,730,860	3,731,875
Deutsche Bank AG	(0.75)%	2/07/13	Open	257,040	256,922
Barclays Plc	0.35%	2/08/13	Open	1,579,969	1,580,291
BNP Paribas SA	0.32%	2/08/13	Open	2,889,000	2,889,539
Credit Suisse Group AG	0.12%	2/08/13	Open	3,012,263	3,012,473
Deutsche Bank AG	0.16%	2/08/13	Open	1,406,625	1,406,756
Bank of America Merrill Lynch	0.15%	2/08/13	Open	12,767,020	12,768,137
HSBC Holdings Plc	0.27%	2/12/13	Open	20,108,887	20,111,451
BNP Paribas SA	0.15%	2/14/13	Open	9,937,406	9,938,027
BNP Paribas SA	0.33%	2/14/13	Open	1,020,000	1,020,140
UBS AG	0.34%	2/14/13	Open	1,903,625	1,903,894
BNP Paribas SA	0.20%	2/20/13	Open	150,670	150,678
BNP Paribas SA	0.34%	2/28/13	Open	3,367,000	3,367,032
Barclays Plc	(0.50)%	3/05/13	Open	534,725	534,718

Total				$180,802,432	$180,897,115

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	95

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
373	30-Year US Treasury Bond	Chicago Board of Trade	June 2013	USD	53,630,406	$12,383
74	Ultra Long US Treasury Bond	Chicago Board of Trade	June 2013	USD	11,692,000	(65,833)
296	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	73,544,900	28,287
349	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD	86,320,788	25,076
(15)	90-Day Euro-Dollar	Chicago Mercantile	March 2013	USD	3,738,938	(6,038)
(57)	2-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	12,566,719	(6,659)
(5)	5-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	619,922	(1,119)
(608)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	79,980,500	(281,165)
(12)	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	2,990,700	(3,780)
(12)	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	2,990,100	(7,059)
(16)	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	3,985,800	(13,342)
(12)	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	2,988,600	(9,354)
(9)	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	2,240,550	(5,348)
(9)	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	2,239,425	(8,900)
(9)	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	2,237,850	(9,848)
(44)	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	10,923,000	(57,494)
(284)	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	70,432,000	(29,657)
(44)	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	10,898,250	(69,971)
(349)	90-Day Euro-Dollar	Chicago Mercantile	September 2016	USD	86,037,225	(2,617)

Total						$(512,438)

•	Foreign currency exchange contracts as of February 28, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	415,000	USD	652,749	State Street Corp.	4/17/13	$(23,321)
USD	855,844	EUR	650,000	BNP Paribas SA	4/17/13	6,964
USD	1,800,870	GBP	1,180,000	BNP Paribas SA	4/17/13	11,169
USD	425,255	GBP	268,236	Citigroup, Inc.	4/17/13	18,423
USD	111,188	GBP	69,600	Credit Suisse Group AG	4/17/13	5,625
USD	159,501	GBP	99,323	Credit Suisse Group AG	4/17/13	8,858
USD	641,138	GBP	399,252	Credit Suisse Group AG	4/17/13	35,594
USD	472,655	GBP	301,870	Deutsche Bank AG	4/17/13	14,810
USD	2,069,604	GBP	1,352,000	Deutsche Bank AG	4/17/13	19,031
USD	6,924,140	GBP	4,289,000	Deutsche Bank AG	4/17/13	419,033
USD	5,091,483	EUR	3,821,000	Citigroup, Inc.	4/23/13	101,144
Total						$617,330

•	Over-the-counter interest rate swaptions purchased as of February 28, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
7-Year Interest Rate Swap	Citigroup, Inc.	Call	1.20%	Receive	3-month LIBOR	7/08/13	USD	11,700	$16,112
7-Year Interest Rate Swap	Deutsche Bank AG	Call	1.30%	Receive	3-month LIBOR	8/21/13	USD	9,900	32,683
7-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.39%	Receive	3-month LIBOR	10/06/14	USD	21,600	151,884
30-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	3.75%	Pay	3-month LIBOR	6/03/13	USD	2,400	2,976
7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.70%	Pay	3-month LIBOR	7/08/13	USD	16,700	104,861
7-Year Interest Rate Swap	Deutsche Bank AG	Put	1.80%	Pay	3-month LIBOR	8/21/13	USD	13,200	94,814
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.15%	Pay	3-month LIBOR	1/25/16	USD	2,500	112,321
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.75%	Pay	3-month LIBOR	2/16/16	USD	9,300	273,095
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.50%	Pay	3-month LIBOR	2/22/16	USD	10,000	357,303
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/16/17	USD	6,300	174,407
Total									$1,320,456

See Notes to Financial Statements.

96	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Over-the-counter interest rate swaptions written as of February 28, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
7-Year Interest Rate Swap	Morgan Stanley	Call	1.45%	Pay	3-month LIBOR	4/05/13	USD	10,000	$(45,852)
7-Year Interest Rate Swap	Citigroup, Inc.	Call	1.45%	Pay	3-month LIBOR	7/08/13	USD	11,700	(74,185)
7-Year Interest Rate Swap	Deutsche Bank AG	Call	1.55%	Pay	3-month LIBOR	8/21/13	USD	9,900	(98,182)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	2.06%	Pay	3-month LIBOR	4/09/14	USD	16,100	(601,312)
5-Year Interest Rate Swap	BNP Paribas SA	Call	1.15%	Pay	3-month LIBOR	6/09/14	USD	30,300	(207,371)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD	15,600	(66,375)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.48%	Pay	3-month LIBOR	7/31/14	USD	10,000	(140,910)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.00%	Pay	3-month LIBOR	8/01/14	USD	9,700	(41,107)
5-Year Interest Rate Swap	Goldman Sachs Group, Inc.	Call	1.25%	Pay	3-month LIBOR	2/04/15	USD	6,200	(47,147)
7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.95%	Receive	3-month LIBOR	7/08/13	USD	16,700	(48,788)
7-Year Interest Rate Swap	Deutsche Bank AG	Put	2.05%	Receive	3-month LIBOR	8/21/13	USD	13,200	(50,796)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.06%	Receive	3-month LIBOR	4/09/14	USD	16,100	(85,287)
5-Year Interest Rate Swap	BNP Paribas SA	Put	2.15%	Receive	3-month LIBOR	6/09/14	USD	30,300	(193,544)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	15,600	(137,424)
5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	1.48%	Receive	3-month LIBOR	7/31/14	USD	10,000	(176,284)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.00%	Receive	3-month LIBOR	8/01/14	USD	9,700	(92,634)
7-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.39%	Receive	3-month LIBOR	10/06/14	USD	21,600	(400,311)
5-Year Interest Rate Swap	Goldman Sachs Group, Inc.	Put	2.25%	Receive	3-month LIBOR	2/04/15	USD	6,200	(82,489)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/16/17	USD	12,600	(143,398)
Total									$(2,733,396)

•	Credit default swaps — buy protection outstanding as of February 28, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Radian Group, Inc.	5.00%	Citigroup, Inc.	6/20/15	USD	1,400	$(83,197)
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	1,800	(40,921)
Total						$(124,118)

•	Credit default swaps — sold protection outstanding as of February 28, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MetLife, Inc.	1.00%	Credit Suisse Group AG	9/20/16	A-	USD	545	$37,616
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	730	46,262
MetLife, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/16	A-	USD	500	30,886
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	910	56,617
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	275	15,387
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	298	16,973
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	290	17,967
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley	12/13/49	AA	USD	530	40,189
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley	2/17/51	A	USD	530	42,912

Total							$304,809
[1]	Using S&P’s rating of the issuer or the underlying securities, as applicable.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	97

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Interest rate swaps outstanding as of February 28, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.39%[1]	3-month LIBOR	JPMorgan Chase & Co.	11/29/14	USD	50,000	$(18,750)
0.40%[1]	3-month LIBOR	Goldman Sachs Group, Inc.	12/27/14	USD	30,000	(12,195)
0.66%[2]	6-month EURIBOR	Deutsche Bank AG	2/05/15	EUR	5,000	22,054
1.18%[1]	3-month LIBOR	JPMorgan Chase & Co.	10/05/19	USD	15,800	147,065
1.48%[2]	3-month LIBOR	Deutsche Bank AG	2/25/20	USD	4,600	20,806
1.41%[2]	3-month LIBOR	Bank of America Corp.	2/28/20	USD	5,800	(2,290)
1.41%[2]	3-month LIBOR	JPMorgan Chase & Co.	3/01/20	USD	2,400	(1,056)
1.41%[2]	3-month LIBOR	JPMorgan Chase & Co.	3/04/20	USD	18,000	(11,750)
1.89%[1]	3-month LIBOR	JPMorgan Chase & Co.	10/08/21	USD	11,900	146,395
1.89%[2]	6-month EURIBOR	Citigroup, Inc.	6/27/22	EUR	1,800	46,955
1.91%[1]	3-month LIBOR	Deutsche Bank AG	1/22/23	USD	500	2,522
1.90%[1]	3-month LIBOR	Royal Bank of Scotland Group Plc	1/28/23	USD	400	2,298
1.72%[2]	6-month EURIBOR	Deutsche Bank AG	1/28/23	EUR	1,200	(2,872)
1.97%[2]	3-month LIBOR	Deutsche Bank AG	1/29/23	USD	1,000	736
2.08%[2]	3-month LIBOR	Deutsche Bank AG	2/19/23	USD	2,800	28,510
2.06%[2]	3-month LIBOR	Deutsche Bank AG	2/25/23	USD	3,400	27,406
2.58%[1]	6-month EURIBOR	Deutsche Bank AG	11/11/41	EUR	350	(17,925)
2.68%[1]	6-month EURIBOR	Deutsche Bank AG	11/18/41	EUR	750	(59,311)
2.15%[1]	6-month EURIBOR	Citigroup, Inc.	6/27/42	EUR	770	52,637
2.52%[1]	3-month LIBOR	Citigroup, Inc.	9/04/42	USD	3,400	296,913
2.52%[1]	3-month LIBOR	Goldman Sachs Group, Inc.	9/04/42	USD	5,100	447,259
2.49%[1]	6-month EURIBOR	Citigroup, Inc.	1/15/43	EUR	500	(13,085)
3.05%[1]	3-month LIBOR	Deutsche Bank AG	2/07/43	USD	4,800	(97,771)
2.95%[1]	3-month LIBOR	JPMorgan Chase & Co.	3/04/43	USD	2,600	1,070
Total						$1,005,621
[1]	Trust pays the fixed rate and receives the floating rate.
[2]	Trust pays the floating rate and receives the fixed rate.

•
Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

98	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$24,172,976	$7,751,958	$31,924,934
Common Stocks	—	—	421,602	421,602
Corporate Bonds	—	334,059,835	6,334,795	340,394,630
Foreign Agency Obligations	—	477,962	—	477,962
Non-Agency Mortgage-Backed Securities	—	66,518,688	886,840	67,405,528
Preferred Securities	$4,647,853	16,494,183	—	21,142,036
Taxable Municipal Bonds	—	14,954,149	—	14,954,149
US Government Sponsored Agency Securities	—	77,772,854	898	77,773,752
US Treasury Obligations	—	44,036,307	—	44,036,307
Options Purchased:
Interest Rate Contracts	—	1,320,456	—	1,320,456
Liabilities:
Investments:
TBA Sale Commitments	—	(8,696,625)	—	(8,696,625)
Total	$4,647,853	$571,110,785	$15,396,093	$591,154,731

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$304,809	—	$304,809
Foreign currency exchange contracts	—	640,651	—	640,651
Interest rate contracts	$65,746	1,242,626	—	1,308,372
Liabilities:
Credit contracts	—	(124,118)	—	(124,118)
Foreign currency exchange contracts	—	(23,321)	—	(23,321)
Interest rate contracts	(578,184)	(2,970,401)	—	(3,548,585)
Total	$(512,438)	$(929,754)	—	$(1,442,192)
[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,805,619	—	—	$1,805,619
Foreign currency at value	22,379	—	—	22,379
Cash pledged as collateral for financial futures contracts	1,146,000	—	—	1,146,000
Cash pledged as collateral for reverse repurchase agreements	846,837	—	—	846,837
Cash pledged as collateral for swaps	3,210,000	—	—	3,210,000
Liabilities:
Cash received as collateral for swaps	—	$(1,100,000)	—	(1,100,000)
Reverse repurchase agreements	—	(180,802,432)	—	(180,802,432)
Total	$7,030,835	$(181,902,432)	—	$(174,871,597)

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	99

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2012	$1,537,590	$1	$1,957,000	$523,393	$36,218	$4,054,202
Transfers into Level 3[1]	—	—	5,271,934	—	2,112	5,274,046
Transfers out of Level 3[2]	(371,621)	—	—	—	—	(371,621)
Accrued discounts/premiums	(215,039)	—	(11,700)	2,100	(7)	(224,646)
Net realized gain (loss)	6	—	4,167	28,366	(1,379)	31,160
Net change in unrealized appreciation/depreciation[3]	254,077	421,601	(792,382)	7,480	2,523	(106,701)
Purchases	6,603,287	—	—	755,446	—	7,358,733
Sales	(56,342)	—	(94,224)	(429,945)	(38,569)	(619,080)
Closing Balance, as of February 28, 2013	$7,751,958	$421,602	$6,334,795	$886,840	$898	$15,396,093
[1]	As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,274,046 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $371,621 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held as of February 28, 2013 was $641,226.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

100	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)		Value
Asset-Backed Securities — 1.3%
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M2, 0.64%, 3/25/35 (a)	USD	4,205		$4,112,005
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.63%, 10/25/35 (a)		1,875		1,583,196
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16		91		95,755
Series 1996-20G, 7.70%, 7/01/16		101		107,391
Series 1996-20H, 7.25%, 8/01/16		118		124,655
Series 1996-20K, 6.95%, 11/01/16		261		276,143
Series 1997-20C, 7.15%, 3/01/17		100		108,136
				6,407,281
Interest Only Asset-Backed Securities — 0.2%
Small Business Administration, Series 1, 2.00%, 4/01/15		1,324		11,585
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		3,988		307,820
Sterling Coofs Trust, Series 2004-1, 2.36%, 4/15/29 (a)		6,958		508,785
				828,190
Total Asset-Backed Securities — 1.5%				7,235,471

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.2%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18		—	(c)	73
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21		689		704,579
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.47%, 10/25/35 (a)		2,752		2,256,441
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.25%, 8/25/23 (a)		48		55,641
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		1,596		1,684,330
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.70%, 8/25/34 (a)		1,353		1,329,958
				6,031,022
Commercial Mortgage-Backed Securities — 0.6%
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)		2,420		2,764,668
Interest Only Collateralized Mortgage Obligations — 0.9%
Bank of America Mortgage Securities, Inc., Series 2003-3, Class 1A, 0.28%, 5/25/33 (a)		44,660		266,263
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37		836		208,456
First Boston Mortgage Securities Corp., Series C, 10.97%, 4/25/17		14		1,557
GSMPS Mortgage Loan Trust, Series 1998-5, 0.01%, 6/19/27 (a)(b)		3,816		78,034
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37		84,453		323,625
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (a)		10,480		116,267
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19		372		44,825
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19		327		28,342
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.05%, 3/20/35 (a)		37,336		600,879
Non-Agency Mortgage-Backed Securities		Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 5.14%, 8/25/36 (a)	USD	21,858		$2,564,879
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.03%, 5/15/29 (a)		47,033		80,087
				4,313,214
Interest Only Commercial Mortgage-Backed Securities — 0.0%
CS First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.12%, 6/20/29 (a)(b)		2,308		33,027
Principal Only Collateralized Mortgage Obligations — 0.4%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-26, 8/25/33		939		842,587
Series 2003-J4, 6/25/33		183		162,162
Series 2003-J5, 7/25/33		311		275,533
Series 2003-J8, 9/25/23		210		192,888
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 9/23/17		6		6,013
Series V, 9/01/18		9		9,141
MASTR Asset Securitization Trust, Series 2004-3, Class 4A15, 3/25/34		25		22,740
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36		692		425,373
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 4/25/24		7		5,831
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 11/25/35		359		237,654
				2,179,922
Total Non-Agency Mortgage-Backed Securities — 3.1%				15,321,853

US Government Sponsored Agency Securities
Agency Obligations — 2.5%
Federal Housing Administration:
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22		147		143,611
Merrill Projects, Series 54, 7.43%, 5/15/23		2		1,756
Reilly Projects, Series 41, 8.28%, 3/01/20		181		180,363
USGI Projects, Series 87, 7.43%, 12/01/22		60		59,016
USGI Projects, Series 99, 7.43%, 6/01/21		3,929		3,850,661
USGI Projects, Series 99, 7.43%, 10/01/23		37		36,370
USGI Projects, Series 99, 7.43%, 10/01/23		110		107,456
Resolution Funding Corp., 3.15%, 4/15/30 (d)		13,000		7,606,742
				11,985,975
Collateralized Mortgage Obligations — 42.4%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,468.91%, 5/25/21 (a)		—	(c)	5,414
Series 1991-87, Class S, 26.10%, 8/25/21 (a)		38		60,472
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)		285		333,595
Series 2003-135, Class PB, 6.00%, 1/25/34		12,264		14,977,189
Series 2004-31, Class ZG, 7.50%, 5/25/34		3,548		4,416,193
Series 2005-73, Class DS, 17.03%, 8/25/35 (a)		2,165		2,862,439
Series 2011-99, Class CB, 4.50%, 10/25/41		43,000		50,304,238
Series 2011-117, Class CP, 4.00%, 11/25/41		14,350		16,378,824
Series 2011-142, Class PE, 3.50%, 1/25/42		15,567		16,401,570
Series G-7, Class S, 1,119.90%, 3/25/21 (a)		—	(c)	2,956
Series G-17, Class S, 1,058.38%, 6/25/21 (a)		—	(c)	3,751
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(c)	3,595
Series G-49, Class S, 1,012.05%, 12/25/21 (a)		—	(c)	1,494

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	101

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities:
Series 19, Class F, 8.50%, 3/15/20	USD	54		$58,570
Series 19, Class R, 16,196.33%, 3/15/20 (a)		—	(c)	856
Series 40, Class K, 6.50%, 8/17/24		263		302,055
Series 75, Class R, 9.50%, 1/15/21		—	(c)	2
Series 75, Class RS, 29.92%, 1/15/21 (a)		—	(c)	2
Series 173, Class R, 9.00%, 11/15/21		—	(c)	9
Series 173, Class RS, 9.37%, 11/15/21 (a)		—	(c)	10
Series 192, Class U, 1,009.03%, 2/15/22 (a)		—	(c)	45
Series 1057, Class J, 1,008.00%, 3/15/21		—	(c)	1,217
Series 1160, Class F, 39.10%, 10/15/21 (a)		15		30,195
Series 2218, Class Z, 8.50%, 3/15/30		4,228		4,911,080
Series 2542, Class UC, 6.00%, 12/15/22		5,190		5,790,769
Series 2758, Class KV, 5.50%, 5/15/23		8,561		9,492,448
Series 2861, Class AX, 10.50%, 9/15/34 (a)		121		132,470
Series 2927, Class BZ, 5.50%, 2/15/35		3,219		3,918,647
Series 3856, Class PB, 5.00%, 5/15/41		10,000		11,858,570
Series 4016, Class BX, 4.00%, 9/15/41		15,408		17,019,294
Series T-11, Class A9, 2.80%, 1/25/28 (a)		1,788		1,893,257
Ginnie Mae Mortgage-Backed Securities:
Series 1996-5, Class Z, 7.00%, 5/16/26		421		452,039
Series 2001-33, Class PB, 6.50%, 7/20/31		733		848,625
Series 2004-89, Class PE, 6.00%, 10/20/34		3,392		3,528,405
Series 2011-80, Class PB, 4.00%, 10/20/39		11,489		12,855,008
Series 2011-88, Class PY, 4.00%, 6/20/41		15,402		17,046,964
Series 2012-16, Class HJ, 4.00%, 9/20/40		10,000		11,093,520
				206,985,787
Interest Only Collateralized Mortgage Obligations — 4.5%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17		3		393
Series 89, Class 2, 8.00%, 10/01/18		5		551
Series 94, Class 2, 9.50%, 8/01/21		2		393
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(c)	398
Series 1990-136, Class S, 19.86%, 11/25/20 (a)		10		14,500
Series 1991-99, Class L, 930.00%, 8/25/21		—	(c)	1,619
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(c)	2,797
Series 1993-199, Class SB, 7.28%, 10/25/23 (a)		433		49,445
Series 1996-68, Class SC, 7.88%, 1/25/24 (a)		7		21
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)		256		8,560
Series 1997-90, Class M, 6.00%, 1/25/28		4,020		631,364
Series 1999-W4, 6.50%, 12/25/28		253		51,833
Series 2010-74, Class DI, 5.00%, 12/25/39		27,040		2,377,257
Series 2010-75, Class PI, 4.50%, 12/25/36		3,716		44,035
Series 2010-126, Class UI, 5.50%, 10/25/40		16,464		2,420,506
Series 2012-96, Class DI, 4.00%, 2/25/27		10,936		1,224,742
Series G-10, Class S, 1083.41%, 5/25/21 (a)		—	(c)	11,663
Series G-12, Class S, 1,150.07%, 5/25/21 (a)		—	(c)	7,018
Series G92-5, Class H, 9.00%, 1/25/22		53		6,462
Series G92-12, Class C, 1,016.90%, 2/25/22		—	(c)	3,021
Series G92-60, Class SB, 1.60%, 10/25/22 (a)		175		6,782
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21		—	(c)	498
Series 200, Class R, 196,091.09%, 12/15/22 (a)		—	(c)	1,051
Series 1043, Class H, 43.88%, 2/15/21 (a)		7		14,310
Series 1054, Class I, 859.64%, 3/15/21 (a)		—	(c)	1,116
Series 1056, Class KD, 1,084.50%, 3/15/21		—	(c)	1,058
Series 1148, Class E, 1,167.37%, 10/15/21 (a)		—	(c)	2,822
Series 2559, 0.50%, 8/15/30 (a)		133		1,722
Series 2611, Class QI, 5.50%, 9/15/32		2,416		271,769
Series 2949, 5.50%, 3/15/35		269		4,803
Non-Agency Mortgage-Backed Securities		Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 3744, Class PI, 4.00%, 6/15/39	USD	18,133		$2,501,387
Series 3745, Class IN, 4.00%, 1/15/35		38,842		3,170,222
Series 4026, 4.50%, 4/15/32		6,358		885,591
Ginnie Mae Mortgage-Backed Securities:
Series 2010-101, Class YT, 2.00%, 8/16/13		42,595		334,621
Series 2011-52, Class MJ, 6.45%, 4/20/41 (a)		22,881		3,909,569
Series 2011-52, Class NS, 6.47%, 4/16/41 (a)		24,720		4,112,050
				22,075,949
Mortgage-Backed Securities — 113.1%
Fannie Mae Mortgage-Backed Securities:
3.00%, 3/15/43–5/15/43 (e)		1,900		1,964,407
3.50%, 10/01/42–4/15/43 (e)(f)		45,578		48,244,946
4.00%, 1/01/41–9/01/42 (f)		43,432		46,350,604
4.50%, 8/01/25–4/15/43 (e)(f)(g)		142,529		156,622,967
5.00%, 1/01/23–3/15/43 (e)(f)		120,276		131,714,822
5.50%, 3/15/28–10/01/39 (e)(f)(g)		57,478		63,311,689
5.97%, 8/01/16		2,996		3,387,919
6.00%, 3/15/43–4/15/43 (e)		65,400		71,670,903
6.50%, 12/01/37–10/01/39		24,712		27,630,786
7.50%, 2/01/22		—	(c)	101
9.50%, 1/01/19–9/01/19		2		2,415
Freddie Mac Mortgage-Backed Securities:
2.48%, 1/01/35 (a)		193		195,785
2.55%, 10/01/34 (a)		291		298,786
2.73%, 11/01/17 (a)		12		12,227
5.00%, 2/01/22–4/01/22		583		625,565
9.00%, 9/01/20		33		37,305
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21–12/15/23		162		172,731
8.00%, 10/15/22–8/15/27		63		69,956
9.00%, 4/15/20–9/15/21		7		7,059
				552,320,973
Principal Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23		15		12,947
Series 228, Class 1, 6/01/23		12		10,648
Series 1991-7, Class J, 2/25/21		14		12,002
Series 1993-51, Class E, 2/25/23		49		42,126
Series 1993-70, Class A, 5/25/23		7		6,926
Series 1999-W4, Class PO, 2/25/29		132		121,721
Series 2002-13B, Class PR, 3/25/32		276		261,559
Series G93-2, Class KB, 1/25/23		132		112,617
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 11/15/22		53		45,490
Series 1571, Class G, 8/15/23		336		312,226
Series 1691, Class B, 3/15/24		649		603,020
Series 1739, Class B, 2/15/24		—	(c)	1
Series T-8, Class A10, 11/15/28		102		95,533
				1,636,816
Total US Government Sponsored Agency Securities — 162.8%				795,005,500

US Treasury Obligations
US Treasury Notes:
0.63%, 9/30/17 (f)		7,945		7,925,137
1.00%, 11/30/19 (f)		2,965		2,928,169
1.63%, 11/15/22		780		763,791
2.00%, 2/15/23 (f)		1,635		1,651,605
Total US Treasury Obligations — 2.7%				13,268,702
Total Long-Term Investments (Cost — $819,292,461) — 170.1%				830,831,526
See Notes to Financial Statements.

102	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)
Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 0.2%
Credit Suisse Group AG, 0.04%, Open (Purchased on 2/4/13 to be repurchased at $847,102, collateralized by US Treasury Notes, 2.75%, par and fair value of USD 917,000 and $853,526, respectively)	USD	847	$847,078

		Shares
Money Market Funds — 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (h)(i)		790,665	790,665
Total Short-Term Securities (Cost — $1,637,743) — 0.4%			1,637,743
Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $820,930,204) — 170.5%			832,469,269
Borrowed Bonds		Par (000)	Value
US Treasury Bonds, 2.75%, 11/15/42	USD	917	$(853,526)
Total Borrowed Bonds (Proceeds — $842,347) — (0.2)%			(853,526)

TBA Sale Commitments (e)
Fannie Mae Mortgage-Backed Securities,
3.00%, 3/15/43–04/15/43		1,000	(1,034,781)
3.50%, 3/15/43		6,000	(6,344,063)
4.50%, 3/15/28–03/15/43		15,900	(17,104,351)
5.00%, 3/15/28–04/15/43		33,800	(36,590,827)
6.00%, 3/15/43		43,600	(47,776,060)
Total TBA Sale Commitments (Proceeds — $108,711,141) — (22.3)%			(108,850,082)
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 148.0%			722,765,661
Liabilities in Excess of Other Assets — (48.0)%			(234,496,111)
Net Assets — 100.0%			$488,269,550

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Amount is less than $500.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 28, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$4,024,938	$13,422
Credit Suisse Group AG	$(563)	$16
Deutsche Bank AG	$11,078,493	$74,567
Goldman Sachs Group, Inc.	$413,578	$1,508
JPMorgan Chase & Co.	$10,994,097	$(29,661)
Morgan Stanley	$(442,125)	$4,016

(f)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(g)	All or a portion of security has been pledged as collateral in connection with swaps.
(h)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	2,187,808	(1,397,143)	790,665	$ 2,947	$ 94

(i)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	103

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Reverse repurchase agreements outstanding as of February 28, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.23%	10/23/12	Open	$10,815,215	$10,824,128
Deutsche Bank Securities, Inc.	0.26%	11/14/12	Open	7,954,931	7,961,079
Credit Suisse Securities (USA) LLC	0.15%	1/28/13	Open	19,590,818	19,593,430
Credit Suisse Securities (USA) LLC	0.15%	1/28/13	Open	22,922,685	22,925,742
BNP Paribas Securities Corp.	0.00%	2/08/13	Open	2,916,819	2,916,819
Barclays Capital, Inc.	0.30%	2/12/13	3/12/13	131,064,664	131,082,324
Credit Suisse Securities (USA) LLC	0.11%	2/28/13	3/01/13	1,653,394	1,653,399
Deutsche Bank Securities, Inc.	0.19%	2/28/13	3/01/13	10,872,531	10,872,589

Total				$207,791,057	$207,829,510

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
24	90-Day Euro-Dollar	Chicago Mercantile	March 2013	USD	5,982,300	$9,317
63	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	15,701,175	40,012
57	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	14,202,975	35,996
18	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	4,484,025	8,268
(97)	2-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	21,385,469	(11,333)
(303)	5-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	37,567,266	(96,148)
(204)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	26,835,562	10,247
(636)	30-Year US Treasury Bond	Chicago Board of Trade	June 2013	USD	91,444,875	(854,492)
(7)	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	1,743,350	(2,992)
(25)	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	6,223,750	(18,491)
(25)	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	6,220,625	(20,697)
(25)	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	6,216,250	(22,152)
(25)	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	6,211,562	(20,578)
(152)	Ultra Long US Treasury Bond	Chicago Board of Trade	June 2013	USD	24,016,000	(271,851)
Total						$(1,214,894)

•	Interest rate swaps outstanding as of February 28, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.88%[1]	3-month LIBOR	UBS AG	3/21/15	USD	25,000	$2,293,403
4.87%[1]	3-month LIBOR	Goldman Sachs Group, Inc.	1/25/16	USD	5,500	693,985
2.81%[1]	3-month LIBOR	Citigroup, Inc.	2/06/16	USD	20,000	1,348,662
5.72%[1]	3-month LIBOR	JPMorgan Chase & Co.	7/14/16	USD	5,400	930,570
4.31%[2]	3-month LIBOR	Deutsche Bank AG	10/01/18	USD	60,000	(10,587,370)
3.43%[1]	3-month LIBOR	JPMorgan Chase & Co.	3/28/21	USD	6,000	1,050,648
5.41%[1]	3-month LIBOR	JPMorgan Chase & Co.	8/15/22	USD	9,565	2,993,286
Total						$(1,276,816)
[1]	Trust pays the floating rate and receives the fixed rate.
[2]	Trust pays the fixed interest rate and receives the floating rate.

•
Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

104	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$6,407,281	$828,190	$7,235,471
Non-Agency Mortgage-Backed Securities	—	12,039,755	3,282,098	15,321,853
US Government Sponsored Agency Securities	—	790,624,337	4,381,163	795,005,500
US Treasury Obligations	—	13,268,702	—	13,268,702
Short-Term Securities:
Borrowed Bond Agreements	—	847,078	—	847,078
Money Market Funds	$790,665	—	—	790,665
Liabilities:
Investments:
Borrowed Bonds	—	(853,526)	—	(853,526)
TBA Sale Commitments	—	(108,850,082)	—	(108,850,082)
Total	$790,665	$713,483,545	$8,491,451	$722,765,661

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$103,840	$9,310,554	—	$9,414,394
Liabilities:
Interest rate contracts	(1,318,734)	(10,587,370)	—	(11,906,104)
Total	$(1,214,894)	$(1,276,816)	—	$(2,491,710)
[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$3,087,000	—	—	$3,087,000
Cash pledged as collateral for swaps	4,700,000	—	—	4,700,000
Liabilities:
Cash received as collateral for reverse repurchase agreements	—	$(420,000)	—	(420,000)
Cash received as collateral for swaps	—	(6,700,000)	—	(6,700,000)
Reverse repurchase agreements	—	(207,791,057)	—	(207,791,057)
Total	$7,787,000	$(214,911,057)	—	$(207,124,057)

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2013.

Certain of the Trust’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2012	$917,196	$4,067,898	$4,622,964	$9,608,058
Transfers into Level 3[2]	—	—	4,733	4,733
Transfers out of Level 3[3]	—	(452,944)	—	(452,944)
Accrued discounts/premiums	(259,242)	—	(6,679)	(265,921)
Net realized gain (loss)	—	—	(8,793)	(8,793)
Net change in unrealized appreciation/depreciation[4]	170,236	(332,856)	21,024	(141,596)
Sales	—	—	(252,086)	(252,086)
Closing Balance, as of February 28, 2013	$828,190	$3,282,098	$4,381,163	$8,491,451
[2]	As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,733 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[3]	As of August 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $452,944 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[4]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held as of February 28, 2013 was $(141,596).

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	105

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
Common Stocks (a)		Shares	Value
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc.		5,037	$33,697
Media — 0.0%
Adelphia Recovery Trust		396,568	793
Paper & Forest Products — 0.3%
NewPage Corp.		3,380	287,300
Software — 0.0%
Bankruptcy Management Solutions, Inc.		84	1
Total Common Stocks — 0.3%			321,791

Corporate Bonds		Par (000)
Aerospace & Defense — 0.3%
Bombardier, Inc., 4.25%, 1/15/16 (b)	USD	85	88,187
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		60	65,400
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		200	205,516
			359,103
Airlines — 0.5%
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		125	124,687
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1, 6.72%, 7/02/24		137	151,542
Series 2009-1, Class B, 9.75%, 2/17/16		36	39,924
US Airways Pass-Through Trust, Series 2011-1, Class C, 10.88%, 10/22/14		205	216,423
			532,576
Auto Components — 1.3%
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)		150	153,000
Dana Holding Corp., 6.75%, 2/15/21		180	195,975
Icahn Enterprises LP, 8.00%, 1/15/18		670	717,738
Jaguar Land Rover Automotive Plc (FKA Jaguar Land Rover Plc), 8.25%, 3/15/20	GBP	177	301,062
			1,367,775
Beverages — 0.2%
Crown European Holdings SA:
7.13%, 8/15/18 (b)	EUR	89	125,780
7.13%, 8/15/18		50	70,663
			196,443
Building Products — 0.5%
Building Materials Corp. of America (b):
7.00%, 2/15/20	USD	210	227,325
6.75%, 5/01/21		230	246,963
Momentive Performance Materials, Inc., 8.88%, 10/15/20		65	66,706
			540,994
Capital Markets — 2.1%
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (b)(c)(d)		100	104,563
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20		225	258,662
6.00%, 6/15/20		250	298,191
5.75%, 1/24/22		525	615,925
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (b)		120	141,117
Merrill Lynch & Co., Inc., 6.05%, 5/16/16		325	362,582
Morgan Stanley, 5.63%, 9/23/19		320	370,186
			2,151,226
Chemicals — 2.9%
Axiall Corp., 4.88%, 5/15/23 (b)		63	63,945
Celanese US Holdings LLC, 5.88%, 6/15/21		507	553,897
Ciech Group Financing AB, 9.50%, 11/30/19	EUR	100	142,305
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)	USD	133	135,161
Corporate Bonds		Par (000)	Value
Chemicals (concluded)
Huntsman International LLC:
4.88%, 11/15/20 (b)	USD	180	$178,200
8.63%, 3/15/21		65	73,450
INEOS Finance Plc, 7.50%, 5/01/20 (b)		85	91,588
Kraton Polymers LLC, 6.75%, 3/01/19		45	46,800
LyondellBasell Industries NV, 5.75%, 4/15/24		664	771,900
Nexeo Solutions LLC, 8.38%, 3/01/18		30	29,325
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		60	63,600
Orion Engineered Carbons Bondco GmbH (FKA Kinove German Bondco GmbH), 10.00%, 6/15/18	EUR	98	142,163
PolyOne Corp., 7.38%, 9/15/20	USD	80	88,600
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		350	362,250
Tronox Finance LLC, 6.38%, 8/15/20 (b)		251	249,431
			2,992,615
Commercial Banks — 1.6%
Amsouth Bank, Series AI, 4.85%, 4/01/13		650	652,275
Barclays Bank Plc, 5.14%, 10/14/20		100	106,077
CIT Group, Inc.:
5.25%, 3/15/18		110	118,250
6.63%, 4/01/18 (b)		110	124,850
5.50%, 2/15/19 (b)		120	130,500
5.00%, 8/15/22		90	96,300
HSBC Bank Plc, 7.65%, 5/01/25		350	474,519
			1,702,771
Commercial Services & Supplies — 1.5%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		61	65,575
The ADT Corp. (b):
3.50%, 7/15/22		75	73,366
4.88%, 7/15/42		200	190,459
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		183	191,738
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		11	11,825
Clean Harbors, Inc., 5.25%, 8/01/20		96	98,880
Covanta Holding Corp., 6.38%, 10/01/22		85	92,169
EC Finance Plc, 9.75%, 8/01/17	EUR	50	70,989
HDTFS, Inc. (b):
5.88%, 10/15/20	USD	55	57,200
6.25%, 10/15/22		95	102,125
Mobile Mini, Inc., 7.88%, 12/01/20		135	150,188
RSC Equipment Rental, Inc., 8.25%, 2/01/21		165	187,069
Verisure Holding AB:
8.75%, 9/01/18	EUR	100	140,999
8.75%, 12/01/18		100	133,166
West Corp., 8.63%, 10/01/18	USD	50	53,250
			1,618,998
Communications Equipment — 1.0%
Brocade Communications Systems, Inc., 6.88%, 1/15/20		175	191,187
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		578	645,915
10.13%, 7/01/20		186	218,085
			1,055,187
Construction & Engineering — 0.1%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21		75	77,813
Construction Materials — 2.0%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	100	140,438
HD Supply, Inc. (b):
8.13%, 4/15/19	USD	937	1,055,296
11.00%, 4/15/20		230	277,150
7.50%, 7/15/20		379	379,474
11.50%, 7/15/20		65	74,913

See Notes to Financial Statements.

106	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Construction Materials (concluded)
HeidelbergCement AG, 7.50%, 4/03/20	EUR	21	$33,037
Xefin Lux SCA, 8.00%, 6/01/18 (b)		100	140,183
			2,100,491
Consumer Finance — 1.4%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	185	201,650
Ford Motor Credit Co. LLC, 2.75%, 5/15/15		500	510,842
SLM Corp., 5.38%, 5/15/14		675	704,564
Toll Brothers Finance Corp., 5.88%, 2/15/22		85	94,840
			1,511,896
Containers & Packaging — 1.3%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	260	368,296
Berry Plastics Corp., 8.25%, 11/15/15	USD	45	46,899
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	54	70,690
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	15	16,350
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		169	165,197
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	100	141,678
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	135	148,500
Sealed Air Corp. (b):
6.50%, 12/01/20		120	130,500
8.38%, 9/15/21		60	68,400
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)		200	205,000
			1,361,510
Diversified Consumer Services — 0.4%
313 Group, Inc., 6.38%, 12/01/19 (b)		157	153,075
Service Corp. International, 4.50%, 11/15/20		307	305,849
			458,924
Corporate Bonds		Par (000)	Value
Diversified Financial Services — 6.8%
Aircastle Ltd., 6.25%, 12/01/19		174	187,485
Ally Financial, Inc.:
8.30%, 2/12/15		400	445,000
6.25%, 12/01/17		30	33,503
8.00%, 3/15/20		60	73,650
7.50%, 9/15/20		550	665,500
8.00%, 11/01/31		1,106	1,389,412
Bank of America Corp.:
4.50%, 4/01/15		375	398,833
6.50%, 8/01/16		410	473,104
5.63%, 10/14/16		100	112,974
5.75%, 12/01/17		240	277,759
Citigroup, Inc., 8.13%, 7/15/39		55	81,655
Co-Operative Group Ltd., 5.63%, 7/08/20 (e)	GBP	100	158,987
DPL, Inc.:
6.50%, 10/15/16	USD	115	120,750
7.25%, 10/15/21		310	332,475
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	100	163,841
Itau Unibanco Holding SA, 5.75%, 1/22/21 (b)	USD	225	237,713
JPMorgan Chase & Co.:
5.50%, 10/15/40		175	208,169
5.60%, 7/15/41		175	211,152
Macquarie Bank Ltd., 5.00%, 2/22/17 (b)		200	219,930
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		180	198,900
9.88%, 8/15/19		200	219,000
5.75%, 10/15/20		510	526,575
6.88%, 2/15/21		125	133,438
WMG Acquisition Corp., 11.50%, 10/01/18		151	175,349
			7,045,154
Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services — 2.8%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17	USD	78	$75,756
Level 3 Communications, Inc., 8.88%, 6/01/19 (b)		150	162,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,310	1,427,900
8.63%, 7/15/20		188	208,680
Qwest Corp., 7.25%, 10/15/35		200	206,010
Telefonica Emisiones SAU, 5.46%, 2/16/21		250	263,556
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	200	267,638
6.75%, 8/15/24		100	136,430
Windstream Corp.:
8.13%, 8/01/13	USD	45	46,179
7.88%, 11/01/17		142	160,815
			2,954,964
Electric Utilities — 3.0%
Exelon Generation Co. LLC, 4.25%, 6/15/22		472	496,833
Nisource Finance Corp., 3.85%, 2/15/23		400	410,503
Oncor Electric Delivery Co. LLC, 4.10%, 6/01/22		325	352,610
Progress Energy, Inc., 7.75%, 3/01/31		1,000	1,381,393
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	400	533,343
			3,174,682
Electrical Equipment — 0.2%
GrafTech International Ltd., 6.38%, 11/15/20 (b)	USD	150	159,375
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18		45	54,113
Energy Equipment & Services — 4.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		145	145,725
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		55	56,719
6.50%, 6/01/21		200	208,000
Energy Transfer Partners LP, 5.20%, 2/01/22		600	674,273
Ensco Plc, 4.70%, 3/15/21		425	475,623
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)		465	481,275
Genesis Energy LP/Genesi Energy Finance Corp., 5.75%, 2/15/21 (b)		60	62,100
MEG Energy Corp. (b):
6.50%, 3/15/21		340	358,700
6.38%, 1/30/23		35	36,225
Oil States International, Inc., 6.50%, 6/01/19		115	123,050
Peabody Energy Corp.:
6.00%, 11/15/18		108	114,750
6.25%, 11/15/21		547	568,880
Precision Drilling Corp., 6.50%, 12/15/21		105	111,300
Seadrill Ltd., 5.63%, 9/15/17 (b)		535	541,687
Tervita Corp., 8.00%, 11/15/18 (b)		132	135,960
Transocean, Inc., 6.50%, 11/15/20		550	641,127
			4,735,394
Food & Staples Retailing — 0.2%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	104	160,140
Food Products — 1.3%
Darling International, Inc., 8.50%, 12/15/18	USD	90	102,375
Mondelez International, Inc.:
6.50%, 8/11/17		600	726,135
6.13%, 8/23/18		250	304,712
Post Holdings, Inc., 7.38%, 2/15/22		185	199,800
			1,333,022
Gas Utilities — 0.2%
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		145	198,023
Health Care Equipment & Supplies — 1.7%
Biomet, Inc. (b):
6.50%, 8/01/20		390	412,425
6.50%, 10/01/20		630	648,900
DJO Finance LLC, 7.75%, 4/15/18		40	39,800

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	107

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (concluded)
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (b)	USD	38	$41,135
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		410	470,475
Teleflex, Inc., 6.88%, 6/01/19		105	114,187
			1,726,922
Health Care Providers & Services — 6.4%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		150	160,875
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	65	99,348
CHS/Community Health Systems, Inc., 5.13%, 8/15/18	USD	100	105,125
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	200	276,776
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	200	313,271
HCA, Inc.:
8.50%, 4/15/19	USD	40	44,300
6.50%, 2/15/20		685	767,200
7.88%, 2/15/20		115	127,506
7.25%, 9/15/20		805	893,550
5.88%, 3/15/22		148	159,470
4.75%, 5/01/23		470	468,825
Hologic, Inc., 6.25%, 8/01/20 (b)		240	253,200
IASIS Healthcare LLC, 8.38%, 5/15/19		148	152,440
INC Research LLC, 11.50%, 7/15/19 (b)		124	132,370
inVentiv Health, Inc. (b):
9.00%, 1/15/18		80	83,400
11.00%, 8/15/18		10	8,675
Omnicare, Inc., 7.75%, 6/01/20		260	288,600
Symbion, Inc., 8.00%, 6/15/16		125	130,625
Tenet Healthcare Corp.:
6.25%, 11/01/18		627	694,402
8.88%, 7/01/19		195	220,350
4.50%, 4/01/21 (b)		150	147,938
WellPoint, Inc., 5.95%, 12/15/34		1,000	1,180,103
			6,708,349
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		660	795,300
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/18		288	190,080
9.00%, 2/15/20 (b)		94	92,825
Caesars Operating Escrow LLC, 9.00%, 2/15/20 (b)		98	96,775
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	51	65,251
Diamond Resorts Corp., 12.00%, 8/15/18	USD	310	341,000
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		50	49,687
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	100	134,472
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)	USD	212	207,760
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(f)		50	—
The Unique Pub Finance Co. Plc, Series A3, 6.54%, 3/30/21	GBP	100	151,326
			1,329,176
Household Durables — 1.4%
Beazer Homes USA, Inc., 6.63%, 4/15/18	USD	145	154,969
The Ryland Group, Inc., 6.63%, 5/01/20		130	143,000
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	109	158,670
Standard Pacific Corp.:
10.75%, 9/15/16	USD	565	703,425
8.38%, 1/15/21		200	237,500
United Rentals North America, Inc., 5.75%, 7/15/18		50	53,812
			1,451,376
Household Products — 0.4%
Ontex IV SA:
7.50%, 4/15/18 (b)	EUR	100	135,777
Series FEB, 7.50%, 4/15/18		100	135,777
Corporate Bonds		Par (000)	Value
Household Products (concluded)
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	50	$53,188
6.63%, 11/15/22		70	75,425
			400,167
Independent Power Producers & Energy Traders — 2.1%
The AES Corp., 7.38%, 7/01/21		95	107,350
Calpine Corp. (b):
7.25%, 10/15/17		72	76,590
7.50%, 2/15/21		72	78,300
7.88%, 1/15/23		63	69,773
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		450	510,750
10.00%, 12/01/20 (b)		765	862,537
GenOn REMA LLC, Series C, 9.68%, 7/02/26		105	114,450
Laredo Petroleum, Inc.:
9.50%, 2/15/19		115	129,950
7.38%, 5/01/22		50	54,250
NRG Energy, Inc., 6.63%, 3/15/23 (b)		105	111,825
QEP Resources, Inc., 5.38%, 10/01/22		75	78,562
			2,194,337
Insurance — 3.2%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20		147	147,735
American International Group, Inc., 6.40%, 12/15/20		1,130	1,405,518
Lincoln National Corp., 8.75%, 7/01/19		575	777,821
MetLife Global Funding I, 5.13%, 6/10/14 (b)		250	264,423
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		90	89,100
Prudential Financial, Inc., 5.38%, 6/21/20		400	471,617
TMF Group Holding B.V., 9.88%, 12/01/19	EUR	100	131,861
			3,288,075
Internet Software & Services — 0.0%
Equinix, Inc., 4.88%, 4/01/20	USD	22	22,000
IT Services — 2.3%
Ceridian Corp., 8.88%, 7/15/19 (b)		370	417,175
First Data Corp.:
7.38%, 6/15/19 (b)		481	505,651
8.88%, 8/15/20 (b)		195	215,475
6.75%, 11/01/20 (b)		275	282,219
8.25%, 1/15/21 (b)		61	62,373
12.63%, 1/15/21		425	453,156
SunGard Data Systems, Inc.:
7.38%, 11/15/18		280	300,650
6.63%, 11/01/19 (b)		205	210,637
			2,447,336
Machinery — 0.8%
SPX Corp., 6.88%, 9/01/17		65	72,637
UR Merger Sub Corp.:
7.38%, 5/15/20		125	136,875
7.63%, 4/15/22		550	609,125
			818,637
Media — 11.5%
Affinion Group, Inc., 7.88%, 12/15/18		141	107,160
AMC Networks, Inc.:
7.75%, 7/15/21		80	90,800
4.75%, 12/15/22		86	85,677
CCO Holdings LLC:
6.50%, 4/30/21		320	340,800
5.25%, 9/30/22		293	288,239
Checkout Holding Corp., 11.49%, 11/15/15 (b)(c)		157	115,984
Cinemark USA, Inc.:
8.63%, 6/15/19		60	66,525
5.13%, 12/15/22 (b)		44	44,220

See Notes to Financial Statements.

108	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Media (concluded)
Clear Channel Communications, Inc.:
9.00%, 12/15/19 (b)(g)	USD	130	$120,900
9.00%, 3/01/21		276	249,780
Clear Channel Worldwide Holdings, Inc. (b):
6.50%, 11/15/22		167	174,515
6.50%, 11/15/22		452	475,730
DIRECTV Holdings LLC:
3.80%, 3/15/22		250	250,985
6.00%, 8/15/40		175	182,532
DISH DBS Corp.:
7.00%, 10/01/13		201	207,281
5.88%, 7/15/22		340	358,700
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		154	165,165
Intelsat Luxembourg SA:
11.25%, 2/04/17		440	467,500
11.50%, 2/04/17 (h)		480	510,600
Interactive Data Corp., 10.25%, 8/01/18		340	385,475
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		45	48,544
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	125	174,748
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	150	162,750
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		243	264,870
Nara Cable Funding Ltd., 8.88%, 12/01/18	EUR	100	137,083
NBC Universal Media LLC, 6.40%, 4/30/40	USD	530	681,147
The New York Times Co., 6.63%, 12/15/16		500	546,250
News America, Inc., 6.20%, 12/15/34		825	983,906
Nielsen Finance LLC, 7.75%, 10/15/18		408	451,860
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	100	157,773
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	47	46,647
TCI Communications, Inc., 7.88%, 2/15/26		1,000	1,380,146
Time Warner Cable, Inc., 5.88%, 11/15/40		410	440,376
Unitymedia GmbH:
9.63%, 12/01/19 (b)	EUR	190	274,472
9.50%, 3/15/21		150	222,975
Unitymedia Hessen GmbH & Co. KG, 7.50%, 3/15/19		337	478,468
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)		292	404,094
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	USD	200	213,500
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	75	105,749
Ziggo Finance BV, 6.13%, 11/15/17 (b)		88	120,633
			11,984,559
Metals & Mining — 3.6%
ArcelorMittal:
9.50%, 2/15/15	USD	100	112,875
4.25%, 2/25/15		43	44,399
4.25%, 8/05/15		38	39,343
4.25%, 3/01/16		50	51,500
Barrick Gold Corp., 2.90%, 5/30/16		225	236,384
Barrick North America Finance LLC, 5.70%, 5/30/41		250	271,188
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	100	134,798
GoldCorp, Inc., 2.00%, 8/01/14 (d)	USD	220	230,450
New Gold, Inc. (b):
7.00%, 4/15/20		30	32,400
6.25%, 11/15/22		105	110,513
New World Resources NV:
7.88%, 5/01/18	EUR	65	87,023
7.88%, 5/01/18 (b)		76	101,750
Newmont Mining Corp.:
5.13%, 10/01/19	USD	225	261,297
Series A, 1.25%, 7/15/14 (d)		200	220,875
Novelis, Inc., 8.75%, 12/15/20		1,195	1,338,400
Schmolz & Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	115	134,419
Taseko Mines Ltd., 7.75%, 4/15/19		150	149,250
Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Vedanta Resources Plc, 8.25%, 6/07/21 (b)	USD	200	$227,500
			3,784,364
Multiline Retail — 0.6%
Dollar General Corp., 4.13%, 7/15/17		244	258,030
Dufry Finance SCA, 5.50%, 10/15/20 (b)		400	417,000
			675,030
Oil, Gas & Consumable Fuels — 10.0%
Access Midstream Partners LP, 6.13%, 7/15/22		100	107,250
Anadarko Petroleum Corp.:
5.95%, 9/15/16		365	419,682
6.38%, 9/15/17		75	89,559
6.95%, 6/15/19		150	187,838
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		100	105,000
Chesapeake Energy Corp.:
7.25%, 12/15/18		10	11,300
6.63%, 8/15/20		90	98,550
6.13%, 2/15/21		95	100,700
Concho Resources, Inc.:
7.00%, 1/15/21		80	88,400
6.50%, 1/15/22		50	54,500
CONSOL Energy, Inc., 8.25%, 4/01/20		625	689,062
Continental Resources, Inc.:
7.13%, 4/01/21		135	153,225
5.00%, 9/15/22		121	130,075
Denbury Resources, Inc., 4.63%, 7/15/23		157	154,056
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21		500	558,032
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		120	135,600
7.75%, 6/15/19		320	343,200
Enterprise Products Operating LLC, 3.70%, 6/01/15		500	530,635
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		60	65,400
EV Energy Partners LP, 8.00%, 4/15/19		55	57,613
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		70	77,175
Kinder Morgan Energy Partners LP, 3.95%, 9/01/22		475	503,781
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		128	144,000
Linn Energy LLC:
6.50%, 5/15/19		16	16,560
6.25%, 11/01/19 (b)		316	322,320
7.75%, 2/01/21		130	140,400
MarkWest Energy Partners LP:
6.25%, 6/15/22		19	20,591
5.50%, 2/15/23		40	42,000
4.50%, 7/15/23		54	52,785
Newfield Exploration Co., 5.63%, 7/01/24		70	73,150
Nexen, Inc., 6.40%, 5/15/37		150	189,975
Oasis Petroleum, Inc.:
7.25%, 2/01/19		90	97,200
6.50%, 11/01/21		110	118,800
Offshore Group Investments Ltd., 11.50%, 8/01/15		41	44,690
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		25	27,188
PDC Energy, Inc., 7.75%, 10/15/22 (b)		75	79,312
Petrobras International Finance Co.:
3.88%, 1/27/16		1,100	1,149,862
5.88%, 3/01/18		200	223,979
7.88%, 3/15/19		100	122,419
6.88%, 1/20/40		25	29,098
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		210	231,000
Pioneer Natural Resources Co., 6.88%, 5/01/18		35	42,510
Plains Exploration & Production Co., 6.88%, 2/15/23		235	270,837
Range Resources Corp.:
8.00%, 5/15/19		45	49,500
5.75%, 6/01/21		350	372,750
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (b)		572	590,590

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	109

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16	USD	380	$419,900
6.50%, 11/01/20 (b)		120	126,600
SandRidge Energy, Inc., 7.50%, 2/15/23		146	152,935
SM Energy Co., 6.63%, 2/15/19		45	48,263
Western Gas Partners LP, 5.38%, 6/01/21		325	367,436
The Williams Cos., Inc., 8.75%, 3/15/32		124	169,216
			10,396,499
Paper & Forest Products — 0.8%
Boise Paper Holdings LLC:
9.00%, 11/01/17		45	48,656
8.00%, 4/01/20		50	55,125
Clearwater Paper Corp., 7.13%, 11/01/18		215	232,738
International Paper Co.:
7.95%, 6/15/18		220	283,052
7.30%, 11/15/39		5	6,632
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		120	126,000
NewPage Corp., 11.38%, 12/31/14 (a)(f)		781	—
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		50	51,750
			803,953
Pharmaceuticals — 1.9%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	100	146,874
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)	USD	125	143,438
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		285	299,428
6.38%, 10/15/20		145	156,056
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22		550	554,506
Wyeth LLC, 6.50%, 2/01/34		500	677,838
			1,978,140
Real Estate Investment Trusts (REITs) — 0.8%
Felcor Lodging LP:
6.75%, 6/01/19		290	311,569
5.63%, 3/01/23 (b)		62	62,387
HCP, Inc., 5.38%, 2/01/21		225	262,217
The Rouse Co. LP, 6.75%, 11/09/15		145	150,800
			786,973
Real Estate Management & Development — 2.0%
CBRE Services, Inc., 6.63%, 10/15/20		90	97,200
Lennar Corp., 4.75%, 11/15/22 (b)		110	106,288
Mattamy Group Corp., 6.50%, 11/15/20 (b)		100	99,625
Realogy Corp.:
11.50%, 4/15/17		110	117,287
12.00%, 4/15/17		35	37,363
7.88%, 2/15/19 (b)		951	1,034,212
7.63%, 1/15/20 (b)		130	146,575
Shea Homes LP, 8.63%, 5/15/19		445	493,950
			2,132,500
Road & Rail — 1.3%
Canadian National Railway Co., 6.90%, 7/15/28		500	675,012
The Hertz Corp.:
7.50%, 10/15/18		285	311,363
7.38%, 1/15/21		380	418,950
			1,405,325
Semiconductors & Semiconductor Equipment — 0.2%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		200	204,500
Software — 1.2%
IAC/InterActiveCorp, 4.75%, 12/15/22 (b)		151	147,602
Infor US, Inc., 9.38%, 4/01/19		630	707,175
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		130	131,625
Oracle Corp., 5.38%, 7/15/40		210	253,468
			1,239,870
Corporate Bonds		Par (000)	Value
Specialty Retail — 1.5%
Asbury Automotive Group, Inc., 8.38%, 11/15/20	USD	130	$144,950
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		85	94,350
House of Fraser Funding Plc:
8.88%, 8/15/18 (b)	GBP	100	160,807
8.88%, 8/15/18		125	201,009
Limited Brands, Inc., 8.50%, 6/15/19	USD	320	392,000
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (b)(h)		59	60,918
QVC, Inc. (b):
7.13%, 4/15/17		80	83,325
7.50%, 10/01/19		135	148,998
7.38%, 10/15/20		95	105,302
Sonic Automotive, Inc., 9.00%, 3/15/18		115	126,500
			1,518,159
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22		122	120,323
Tobacco — 0.1%
Altria Group, Inc., 9.95%, 11/10/38		50	83,153
Trading Companies & Distributors — 0.2%
Air Lease Corp., 4.50%, 1/15/16		257	262,782
Wireless Telecommunication Services — 6.0%
America Movil SAB de CV:
2.38%, 9/08/16		200	207,085
5.00%, 3/30/20		400	455,034
American Tower Corp.:
4.50%, 1/15/18		375	413,056
4.70%, 3/15/22		380	412,337
Crown Castle International Corp., 5.25%, 1/15/23 (b)		115	117,875
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		375	455,391
Digicel Group Ltd. (b):
8.25%, 9/01/17		365	385,075
10.50%, 4/15/18		90	99,000
8.25%, 9/30/20		220	234,630
MetroPCS Wireless, Inc., 6.63%, 11/15/20		123	128,689
Phones4u Finance Plc:
9.50%, 4/01/18 (b)	GBP	100	156,635
9.50%, 4/01/18		100	156,635
SBA Tower Trust, 4.25%, 4/15/40 (b)	USD	325	344,835
Sprint Capital Corp., 6.88%, 11/15/28		530	535,300
Sprint Nextel Corp. (b):
9.00%, 11/15/18		1,216	1,507,840
7.00%, 3/01/20		560	655,200
			6,264,617
Total Corporate Bonds — 98.4%			102,665,611

Floating Rate Loan Interests (i)
Airlines — 0.2%
Delta Air Lines, Inc., Term Loan B, 4.50%, 4/20/17		162	163,372
Auto Components — 0.5%
Schaeffler AG, Term Loan B2, 6.00%, 1/27/17		485	484,879
Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/31/19		150	151,575
Capital Markets — 0.3%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		343	346,430
Chemicals — 0.4%
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		142	144,997
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/03/20		255	258,096
			403,093
See Notes to Financial Statements.

110	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (i)		Par (000)	Value
Commercial Services & Supplies — 0.3%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16	USD	134	$134,974
Delos Aircraft, Inc., Term Loan 2, 4.75%, 4/12/16		225	226,312
			361,286
Communications Equipment — 1.4%
Alcatel-Lucent:
Term Loan C, 7.25%, 1/31/19		500	505,500
Term Loan D, 7.75%, 1/31/19	EUR	195	255,254
Zayo Group, LLC Refinancing, Term Loan B, 5.25%, 7/12/19	USD	751	753,667
			1,514,421
Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 9.88%, 12/16/17		750	750,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		408	409,035
Consumer Finance — 1.7%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		1,750	1,756,195
Diversified Consumer Services — 0.6%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		485	487,670
ServiceMaster Co., New Term Loan, 12.70%, 4/01/17		165	164,440
			652,110
Diversified Telecommunication Services — 0.6%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		135	136,178
2019 Term Loan B, 5.25%, 8/01/19		110	111,123
Term Loan, 4.75%, 8/01/19		350	352,800
			600,101
Energy Equipment & Services — 1.6%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		610	629,303
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		984	1,023,302
Tervita Corp., Incremental Term Loan, 3.20%, 5/01/18		50	50,258
			1,702,863
Food & Staples Retailing — 0.0%
Rite Aid Corp., Second Lien Term Loan, 5.75%, 7/07/20		40	40,911
Food Products — 0.1%
Advance Pierre Foods, Inc., Term Loan, 5.75%, 7/10/17		80	80,975
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		134	135,316
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		278	277,900
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		104	106,826
			520,042
Health Care Providers & Services — 0.4%
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		137	134,265
Term Loan A, 8.50%, 3/02/15		137	135,293
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		107	105,748
			375,306
Floating Rate Loan Interests (i)		Par (000)	Value
Hotels, Restaurants & Leisure — 3.6%
Caesars Entertainment Operating Co., Inc.:
Term Loan B1, 3.20%—3.31%, 1/28/15	USD	185	$184,889
Term Loan B3, 3.20%—3.31%, 1/28/15		9	8,699
Harrah’s Property Co., Mezzanine Term Loan, 3.69%, 2/13/14		1,940	1,784,800
MGM Resorts International, Term Loan B, 4.25%, 12/20/19		445	450,118
Station Casinos, Inc.:
Term Loan B, 5.50%, 9/27/19		369	371,227
Term Loan B, 5.00%, 2/13/20		625	630,208
Term Loan B1, 3.20%, 6/17/16		277	279,205
			3,709,146
Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		209	211,192
Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		120	120,900
IT Services — 0.3%
First Data Corp., Extended 2018 Term Loan B, 4.20%, 3/23/18		285	281,409
Leisure Equipment & Products — 0.1%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		88	88,245
Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		75	75,654
Machinery — 0.4%
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		213	214,182
Silver II US Holdings LLC, Term Loan, 4.75%, 12/05/19		230	230,000
			444,182
Media — 3.8%
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		40	30,973
Tranche 1 Incremental, 7.50%, 7/03/14		478	379,612
Clear Channel Communications, Inc.:
Term Loan B, 3.85%, 1/29/16		357	305,205
Term Loan C, 3.85%, 1/29/16		79	66,415
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		104	105,598
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		235	236,828
Intelsat Jackson Holdings SA, Term Loan B1, 4.50%, 4/02/18		2,373	2,395,289
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		150	149,835
Virgin Media Investment Holdings, Term Loan B, 3.50%, 2/17/20		270	268,388
			3,938,143
Metals & Mining — 1.0%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		149	152,235
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		853	863,080
			1,015,315
Oil, Gas & Consumable Fuels — 1.2%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		515	525,676
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		313	316,500
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		85	85,797
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		351	352,315
			1,280,288

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	111

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (i)		Par (000)	Value
Pharmaceuticals — 0.1%
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18	USD	109	$109,426
Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/01/19		134	135,585
Real Estate Investment Trusts (REITs) — 0.2%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17		200	199,851
Real Estate Management & Development — 0.5%
Realogy Corp.:
Extended Letter of Credit Loan, 4.46%, 10/10/16		50	50,179
Extended Term Loan, 4.42%, 10/10/16		426	425,650
			475,829
Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.70%, 9/29/17		105	105,379
Software — 0.6%
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		443	447,573
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20		185	192,400
			639,973
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		402	405,982
Thrifts & Mortgage Finance — 0.2%
Ocwen Financial Corp., Term Loan, 1.00%, 1/22/18		215	217,597
Wireless Telecommunication Services — 1.2%
Vodafone Americas Finance 2, Inc. (h):
Term Loan, 6.88%, 8/11/15		831	847,258
Term Loan B, 6.25%, 7/11/16		413	423,844
			1,271,102
Total Floating Rate Loan Interests — 24.0%			25,037,792

Foreign Agency Obligations — 0.2%
Qatar Government International Bond, 4.00%, 1/20/15 (b)		200	211,000

Taxable Municipal Bonds — 0.4%
Metropolitan Transportation Authority, RB, Build America Bonds, Series TR, 6.81%, 11/15/40		300	398,238

Other Interests (j)		Beneficial Interest (000)
Media — 0.0%
Adelphia Communications Corp. Class A		400	2,520

Preferred Securities

Capital Trusts		Par (000)
Capital Markets — 0.2%
State Street Capital Trust IV, 1.31%, 6/01/67 (i)		200	160,500
Electric Utilities — 0.2%
Electricite de France SA, 5.25% (b)(i)(k)		225	221,513
Capital Trusts		Par (000)	Value
Insurance — 0.2%
MetLife Capital Trust X, 9.25%, 4/08/68 (b)	USD	150	$207,000
Total Capital Trusts — 0.6%			589,013

Preferred Stocks		Shares
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)		3,277	74,552

Trust Preferreds
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (i)		17,380	459,696
Total Preferred Securities — 1.1%			1,123,261

US Government Sponsored Agency Securities		Par (000)
Collateralized Mortgage Obligations — 0.2%
Ginnie Mae Mortgage-Backed Securities, Series 2006-68, Class B, 5.16%, 6/16/31 (i)	USD	155	156,260

US Treasury Obligations
US Treasury Bonds, 3.00%, 5/15/42		700	688,625
US Treasury Notes:
2.00%, 2/15/22		70	71,734
1.63%, 8/15/22		200	196,750
Total US Treasury Obligations — 0.9%			957,109

Warrants (l)		Shares
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		56	—
Total Warrants — 0.0%			—
Total Long-Term Investments (Cost — $123,441,711) — 125.5%			130,873,582

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10%(m)(n)		3,272,481	3,272,481
Total Short-Term Securities (Cost — $3,272,481) — 3.1%			3,272,481

Options Purchased
(Cost — $84,104) — (0.0)%			35,168
Total Investments Before Options Written (Cost — $126,798,296) — 128.6%			134,181,231

Options Written
(Premium Received—$45,000) — (0.0)%			(29,046)
Total Investments, Net of Options Written — 128.6%			134,152,185
Liabilities in Excess of Other Assets — (28.6)%			(29,845,931)
Net Assets — 100.0%			$104,306,254

See Notes to Financial Statements.

112	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Convertible security.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup, Inc	$120,900	$2,948

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i)	Variable rate security. Rate shown is as of report date.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)
Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(m)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	—	3,272,481	3,272,481	$ 395	$ 22

(n)	Represents the current yield as of report date.
•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
60	2-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	13,228,125	$6,569
23	5-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	2,851,641	5,447
8	Ultra Long US Treasury Bond	Chicago Board of Trade	June 2013	USD	1,264,000	(7,117)
(26)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	3,420,219	(20,936)
(30)	30-Year US Treasury Bond	Chicago Board of Trade	June 2013	USD	4,313,438	(40,312)
Total						$(56,349)

•	Foreign currency exchange contracts as of February 28, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,386,861	GBP	1,490,000	Goldman Sachs Group, Inc.	4/17/13	$126,984
EUR	100,000	USD	134,940	Citigroup, Inc.	4/23/13	(4,337)
USD	160,321	EUR	120,000	BNP Paribas SA	4/23/13	3,597
USD	6,349,363	EUR	4,765,000	Citigroup, Inc.	4/23/13	126,132
USD	284,215	EUR	212,000	Royal Bank of Scotland Group Plc	4/23/13	7,337
Total						$259,713

•	Over-the-counter options purchased as of February 28, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs Group, Inc.	Call	USD	942.86	12/14/19	6	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	113

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Over-the-counter interest rate swaptions purchased as of February 28, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Citigroup, Inc.	Call	1.40%	Receive	3-Month LIBOR	5/08/14	USD	600	$7,412
2-Year Interest Rate Swap	Credit Suisse Group AG	Put	0.71%	Pay	6-Month LIBOR	7/01/13	USD	4,525	1,103
30-Year Interest Rate Swap	Credit Suisse Group AG	Put	4.50%	Pay	3-Month LIBOR	9/16/13	EUR	600	71
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-Month LIBOR	2/02/17	USD	1,000	26,582
Total									$35,168

•	Over-the-counter interest rate swaptions written as of February 28, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Citigroup, Inc.	Call	1.40%	Pay	3-Month LIBOR	5/08/14	USD	600	$(7,412)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-Month LIBOR	2/02/17	USD	2,000	(21,634)
Total									$(29,046)

•	Credit default swaps — buy protection outstanding as of February 28, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	500	$(11,367)

•	Credit default swaps — sold protection outstanding as of February 28, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD	150	$10,351
MetLife, Inc.	1.00%	UBS AG	9/20/15	A-	USD	175	8,099
Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	12/20/15	CCC	USD	56	7,333
Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	12/20/15	CCC	USD	27	2,647
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	23	2,771
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	91	10,244
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	98	16,561
Caesars Entertainment Operating Co., Inc.	5.00%	UBS AG	12/20/15	CCC	USD	130	12,188
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	3/20/16	CCC	USD	13	615
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	3/20/16	CCC	USD	13	233
Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	3/20/16	CCC	USD	14	324
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	39	3,011
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	121	7,778
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	30	1,507
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	36	35
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	39	3,011
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16	CCC	USD	15	536
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	150	12,145
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	150	12,869
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16	B-	USD	50	4,195
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16	B-	USD	100	8,389
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	77	4,564
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	150	7,451
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	3/20/17	CCC	USD	13	100
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	27	337
Total							$137,294
[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

114	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Interest rate swaps outstanding as of February 28, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.44%[1]	3-month LIBOR	Credit Suisse Group AG	8/29/14	USD	2,000	$(2,577)
0.42%[1]	3-month LIBOR	Goldman Sachs Group, Inc.	2/08/15	USD	1,800	(1,213)
2.48%[1]	3-month LIBOR	Credit Suisse Group AG	7/05/42	USD	500	47,228
2.26%[1]	3-month LIBOR	Goldman Sachs Group, Inc.	7/26/42	USD	200	28,168
2.46%[1]	3-month LIBOR	Deutsche Bank AG	8/07/42	USD	500	49,207
2.51%[1]	3-month LIBOR	Credit Suisse Group AG	8/10/42	USD	200	18,011
Total						$138,824
[1]	Trust pays the fixed rate and receives the floating rate.

•
For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•
Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	115

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$793	—	$320,998	$321,791
Corporate Bonds	—	$102,589,855	75,756	102,665,611
Floating Rate Loan Interests	—	20,739,678	4,298,114	25,037,792
Foreign Agency Obligations	—	211,000	—	211,000
Municipal Bonds	—	398,238	—	398,238
Other Interests	—	2,520	—	2,520
Preferred Securities	534,248	589,013	—	1,123,261
US Government Sponsored Agency Securities	—	156,260	—	156,260
US Treasury Obligations	—	957,109	—	957,109
Short-Term Securities	3,272,481	—	—	3,272,481
Options Purchased:
Interest Rate Contracts	—	35,168	—	35,168
Total	$3,807,522	$125,678,841	$4,694,868	$134,181,231

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$137,294	—	$137,294
Foreign currency exchange contracts	—	264,050	—	264,050
Interest rate contracts	$12,016	142,614	—	154,630
Liabilities:
Credit contracts	—	(11,367)	—	(11,367)
Foreign currency exchange contracts	—	(4,337)	—	(4,337)
Interest rate contracts	(68,365)	(32,836)	—	(101,201)
Total	$(56,349)	$495,418	—	$439,069
[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are show at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$63,496	—	—	$63,496
Cash pledged as collateral for financial futures contracts......	98,660	—	—	98,660
Cash pledged as collateral for swaps	10,000	—	—	10,000
Liabilities:
Bank overdraft	—	$(337,516)	—	(337,516)
Loan payable	—	(28,000,000)	—	(28,000,000)
Total	$172,156	$(28,337,516)	—	$(28,165,360)

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2013.

See Notes to Financial Statements.

116	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loans	Total
Assets:
Opening Balance, as of August 31, 2012	$1	—	$4,212,613	$4,212,614
Transfers into Level 3[1]	—	$572,487	545,048	1,117,535
Transfers out of Level 3[2]	—	—	(400,306)	(400,306)
Accrued discounts/premiums	—	(1,725)	3,429	1,704
Net realized gain	—	2,842	11,491	14,333
Net change in unrealized appreciation/depreciation[3]	274,078	(541,548)	8,216	(259,254)
Purchases	46,924	107,909	682,068	836,901
Sales	(5)	(64,209)	(764,445)	(828,659)
Closing Balance, as of February 28, 2013	$320,998	$75,756	$4,298,114	$4,694,868
[1]	As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,117,535 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of February 28, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $400,306 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held as of February 28, 2013 was $265,255.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Global Valuation Committee to determine the value of certain of the Trust’s Level 3 investments as of February 28, 2013. The table does not include Level 3 investments with values derived utilizing third party pricing information without adjustment. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments. The value of Level 3 investments derived using third party pricing information is $3,641,613.

	Value	Valuation Techniques	Unobservable Inputs[4]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$33,697	Restructure Terms[5]	N/A	—
Floating Rate Loan Interests	269,558	Discounted Cash Flow	Yield	9.50%
	750,000	Cost[6]	N/A	—
Total	$1,053,255
[4]	A change to the unobservable input may result in a significant change to the value of the investment as follows:
Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yield	Decrease	Increase
[5]	Investment is valued based on the company’s financial restructuring plan.
[6]	The Trust fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	117

Statements of Assets and Liabilities
February 28, 2013 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)*	BlackRock Corporate High Yield Fund VI, Inc. (HYT)*	BlackRock High Income Shares (HIS)
Assets
Investments at value — unaffiliated[1]	$603,571,102	$619,085,952	$642,601,094	$171,735,959
Investments at value — affiliated[2]	2,677,125	4,128,807	4,840,770	2,757,840
Foreign currency at value[3]	159,393	5,581	317,411	31,721
Cash	60,313	—	—	—
Cash pledged as collateral for financial futures contracts	882,000	307,000	324,000	122,000
Cash pledged as collateral for reverse repurchase agreements	1,615,619	—	—	—
Cash pledged as collateral for swaps	3,210,000	400,000	400,000	—
TBA sale commitments receivable	8,690,719	—	—	—
Investments sold receivable	15,017,429	4,489,425	4,435,130	1,496,304
Interest receivable	6,196,024	8,392,201	8,759,343	2,506,481
Unrealized appreciation on swaps	1,206,296	1,328,092	1,351,785	—
Unrealized appreciation on foreign currency exchange contracts	622,183	1,524,216	1,622,949	138,583
Swaps receivable	90,131	252,044	255,273	—
Swap premiums paid	133,461	118,134	119,910	—
Principal paydown receivable	175,916	—	—	—
Variation margin receivable	27,006	9,125	9,625	3,125
Dividends receivable	—	6,488	3,278	—
Prepaid expenses	21,404	13,249	14,133	6,847
Other assets	30,391	—	—	—
Total assets	644,386,512	640,060,314	665,054,701	178,798,860

Liabilities
Bank overdraft	—	138,781	307,820	—
Reverse repurchase agreements	183,433,858	—	—	—
Loan payable	—	174,000,000	178,000,000	44,000,000
Cash received as collateral for swaps	1,100,000	1,200,000	1,200,000	—
Investments purchased payable	34,919,617	26,718,481	27,476,434	7,677,701
TBA sale commitments at value[4]	8,696,625	—	—	—
Unrealized depreciation on swaps	466,953	56,309	58,957	—
Options written at value[5]	2,733,943	81,138	84,883	—
Swap premiums received	328,028	1,786,064	1,861,346	—
Swaps payable	640,526	3,619	3,747	—
Investment advisory fees payable	238,879	276,770	335,392	94,722
Interest expense payable	83,240	122,838	128,677	28,691
Officer’s and Trustees’ fees payable	46,725	108,692	112,784	12,765
Income dividends payable	54,520	70,432	88,498	—
Unrealized depreciation on foreign currency exchange contracts	23,595	12,470	13,704	8,050
Other liabilities	240,760	—	—	—
Other accrued expenses payable	179,051	256,322	234,256	97,828
Total liabilities	233,186,320	204,831,916	209,906,498	51,919,757
Net Assets	$411,200,192	$435,228,398	$455,148,203	$126,879,103
[1] Investments at cost — unaffiliated	$565,566,273	$598,717,928	$622,082,858	$167,334,601
[2] Investments at cost — affiliated	$2,677,125	$4,128,807	$4,840,770	$2,757,840
[3] Foreign currency at cost	$165,295	$5,647	$320,044	$32,595
[4] Proceeds from TBA sale commitments	$8,690,719	—	—	—
[5] Premiums received	$3,446,258	$157,950	$165,240	—
*	Consolidated Statements of Assets and Liabilities.

See Notes to Financial Statements.

118	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Statements of Assets and Liabilities (concluded)
February 28, 2013 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)*	BlackRock Corporate High Yield Fund VI, Inc. (HYT)*	BlackRock High Income Shares (HIS)
Net Assets Consist of
Paid-in capital[6,7,8]	$378,960,758	$470,688,615	$506,565,764	$158,633,827
Undistributed net investment income	6,052,344	4,434,679	5,837,020	1,549,178
Accumulated net realized loss	(13,435,739)	(63,018,441)	(80,641,018)	(37,796,069)
Net unrealized appreciation/depreciation	39,622,829	23,123,545	23,386,437	4,492,167
Net Assets	$411,200,192	$435,228,398	$455,148,203	$126,879,103
Net asset value per share	$15.21	$13.18	$12.85	$2.31
[6] Par value per share	$0.001	$0.100	$0.100	—
[7] Shares outstanding	27,041,847	33,015,111	35,414,156	54,824,195
[8] Shares authorized	unlimited	200 million	200 million	unlimited
*	Consolidated Statements of Assets and Liabilities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	119

Statements of Assets and Liabilities
February 28, 2013 (Unaudited)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)
Assets
Investments at value — unaffiliated[1]	$66,013,096	$599,851,356	$831,678,604	$130,908,750
Investments at value — affiliated[2]	2,001,193	—	790,665	3,272,481
Foreign currency at value[3]	11,231	22,379	—	63,496
Cash	—	1,805,619	—	—
Cash pledged as collateral for financial futures contracts	63,000	1,146,000	3,087,000	98,660
Cash pledged as collateral for reverse repurchase agreements	—	846,837	—	—
Cash pledged as collateral for swaps	—	3,210,000	4,700,000	10,000
TBA sale commitments receivable	—	8,690,719	108,711,141	—
Investments sold receivable	868,700	15,991,976	11,068,127	530,766
Interest receivable	947,007	6,271,404	3,080,548	1,781,150
Unrealized appreciation on swaps	132,849	1,547,435	9,310,554	279,908
Unrealized appreciation on foreign currency exchange contracts	65,846	640,651	—	264,050
Swaps receivable	28,472	91,145	785,236	25,799
Swap premiums paid	19,640	133,273	—	43,465
Principal paydown receivable	—	—	152,793	—
Variation margin receivable	1,000	26,612	—	3,526
Dividends receivable	40	—	—	—
Prepaid expenses	2,408	18,889	19,633	4,578
Other assets	—	99,337	16,767	—
Total assets	70,154,482	640,393,632	973,401,068	137,286,629

Liabilities
Bank overdraft	—	—	—	337,516
Reverse repurchase agreements	—	180,802,432	207,791,057	—
Loan payable	18,000,000	—	—	28,000,000
Cash received as collateral for swaps	—	1,100,000	6,700,000	—
Cash received as collateral for reverse repurchase agreements	—	—	420,000	—
Investments purchased payable	2,832,853	34,977,401	147,730,464	4,092,370
TBA sale commitments at value[4]	—	8,696,625	108,850,082	—
Unrealized depreciation on swaps	11,053	361,123	10,587,370	15,157
Options written at value[5]	9,362	2,733,396	—	29,046
Swap premiums received	209,283	330,779	225,876	297,770
Swaps payable	858	666,035	1,111,577	9,129
Investment advisory fees payable	44,900	187,243	243,836	75,185
Borrowed bonds[6]	—	—	853,526	—
Interest expense payable	12,035	94,683	45,836	19,261
Officer’s and Trustees’ fees payable	13,311	95,553	99,505	12,268
Income dividends payable	—	49,992	111,430	—
Variation margin payable	—	—	149,679	—
Administration fees payable	4,992	31,209	56,339	—
Unrealized depreciation on foreign currency exchange contracts	2,598	23,321	—	4,337
Other liabilities	—	879,346	—	—
Other accrued expenses payable	78,352	159,797	154,941	88,336
Total liabilities	21,219,597	231,188,935	485,131,518	32,980,375
Net Assets	$48,934,885	$409,204,697	$488,269,550	$104,306,254
[1] Investments at cost — unaffiliated	$62,948,174	$562,145,838	$820,139,539	$123,525,815
[2] Investments at cost — affiliated	$2,001,193	—	$790,665	$3,272,481
[3] Foreign currency at cost	$11,506	$23,179	—	$65,244
[4] Proceeds from TBA sale commitments	—	$8,690,719	$108,711,141	—
[5] Premiums received	$18,225	$3,446,468	—	$45,000
[6] Borrowed bonds — cost	—	—	$842,347	—

See Notes to Financial Statements.

120	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Statements of Assets and Liabilities (concluded)
February 28, 2013 (Unaudited)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)
Net Assets Consist of
Paid-in capital[7,8,9]	$58,179,449	$402,924,496	$478,542,248	$98,547,751
Cost of shares held in the treasury[10]	—	(17,377,850)	—	—
Undistributed net investment income	200,744	5,361,903	2,970,779	623,475
Accumulated net realized loss	(12,691,635)	(21,503,257)	(2,157,480)	(2,728,146)
Net unrealized appreciation/depreciation	3,246,327	39,799,405	8,914,003	7,863,174
Net Assets	$48,934,885	$409,204,697	$488,269,550	$104,306,254
Net asset value per share	$7.61	$11.88	$7.64	$14.76
[7] Par value per share	$0.001	$0.01	$0.01	$0.001
[8] Shares outstanding	6,430,618	34,456,370	63,942,535	7,065,121
[9] Shares authorized	unlimited	200 million	200 million	unlimited
[10] Shares held in treasury	—	1,757,400	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	121

Statements of Operations
Six Months Ended February 28, 2013 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)[1]	BlackRock Corporate High Yield Fund VI, Inc. (HYT)[1]	BlackRock High Income Shares (HIS)
Investment Income
Interest	$14,036,307	$19,902,069	$20,785,080	$5,893,517
Dividends — unaffiliated	112,500	769,377	840,690	56,653
Dividends — affiliated	1,715	893	872	402
Total income	14,150,522	20,672,339	21,626,642	5,950,572

Expenses
Investment advisory	1,656,990	1,786,245	2,168,937	611,926
Professional	60,096	63,997	70,110	39,182
Accounting services	43,015	65,095	67,270	35,730
Borrowing costs[2]	—	102,238	109,816	38,537
Custodian	27,607	41,299	48,301	18,704
Transfer agent	25,011	22,157	25,067	27,580
Officer and Trustees	24,502	27,647	30,076	7,411
Printing	11,413	12,335	12,314	6,218
Registration	4,556	5,571	5,950	9,255
Miscellaneous	16,971	47,732	43,189	6,523
Total expenses excluding interest expense and income tax	1,870,161	2,174,316	2,581,030	801,066
Interest expense	266,182	810,947	834,304	181,839
Income tax	—	4,230	4,230	—
Total expenses	2,136,343	2,989,493	3,419,564	982,905
Less fees waived by Manager	(91,160)	(511)	(481)	(212)
Total expenses after fees waived	2,045,183	2,988,982	3,419,083	982,693
Net investment income	12,105,339	17,683,357	18,207,559	4,967,879

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	798,600	15,843,838	15,155,587	2,261,074
Capital gain distributions received from affiliated investment companies	72	114	110	33
Financial futures contracts	(487,641)	(1,190,225)	(1,244,415)	(352,864)
Foreign currency transactions	(927,467)	(2,739,206)	(2,876,970)	(405,782)
Options written	833,231	—	—	—
Swaps	22,253	1,037,844	1,071,254	43,127
Borrowed bonds	155,006	—	—	—
	394,054	12,952,365	12,105,566	1,545,588
Net change in unrealized appreciation/depreciation on:
Investments	(1,740,284)	5,306,703	5,911,289	1,656,322
Financial futures contracts	(221,494)	748,203	781,449	222,399
Foreign currency translations	901,402	2,544,773	2,682,440	267,007
Options written	662,437	76,812	80,357	—
Swaps	1,178,428	93,922	79,613	—
	780,489	8,770,413	9,535,148	2,145,728
Total realized and unrealized gain	1,174,543	21,722,778	21,640,714	3,691,316
Net Increase in Net Assets Resulting from Operations	$13,279,882	$39,406,135	$39,848,273	$8,659,195
[1]	Consolidated Statement of Operations.
[2]	See Note 6 of the Notes to Financial Statements for details of short-term borrowings.

See Notes to Financial Statements.

122	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Statements of Operations
Six Months Ended February 28, 2013 (Unaudited)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)
Investment Income
Interest	$2,240,324	$13,510,406	$12,978,930	$4,180,508
Dividends — unaffiliated	20,368	112,500	—	33,810
Dividends — affiliated	366	960	2,947	395
Total income	2,261,058	13,623,866	12,981,877	4,214,713

Expenses
Investment advisory	292,616	1,221,104	1,603,578	493,276
Administration	32,513	203,517	370,057	—
Professional	29,111	49,416	56,310	33,994
Accounting services	26,068	42,902	40,297	30,821
Borrowing costs[1]	9,903	—	—	23,122
Custodian	13,350	27,910	31,790	16,546
Transfer agent	16,379	31,707	61,609	15,097
Officer and Trustees	3,693	27,317	32,161	6,672
Printing	4,844	11,718	11,564	5,806
Registration	4,573	5,832	10,875	4,528
Miscellaneous	5,237	18,903	17,328	4,670
Total expenses excluding interest expense	438,287	1,640,326	2,235,569	634,532
Interest expense	82,687	274,835	289,520	136,901
Total expenses	520,974	1,915,161	2,525,089	771,433
Less fees waived by Manager	(199)	(543)	(1,707)	(202)
Total expenses after fees waived	520,775	1,914,618	2,523,382	771,231
Net investment income	1,740,283	11,709,248	10,458,495	3,443,482

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,455,975	2,578,180	(4,457,570)	2,661,057
Capital gain distributions received from affiliated investment companies	12	26	94	22
Financial futures contracts	(133,577)	(651,542)	1,194,444	105,956
Foreign currency transactions	(139,649)	(789,721)	—	(490,157)
Options written	—	829,609	—	27,072
Swaps	73,654	(401,629)	226,694	25,595
Borrowed bonds	—	342,608	343,788	—
	1,256,415	1,907,531	(2,692,550)	2,329,545
Net change in unrealized appreciation/depreciation on:
Investments	550,111	(3,707,486)	(12,785,293)	(208,512)
Financial futures contracts	75,707	(135,736)	625,431	(23,586)
Foreign currency translations	112,393	886,296	—	419,459
Options written	8,863	663,827	—	(486)
Swaps	23,252	1,596,722	(311,671)	205,542
Borrowed bonds	—	—	661,354	—
	770,326	(696,377)	(11,810,179)	392,417
Total realized and unrealized gain (loss)	2,026,741	1,211,154	(14,502,729)	2,721,962
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,767,024	$12,920,402	$(4,044,234)	$6,165,444
[1]	See Note 6 of the Notes to Financial Statements for details of short-term borrowings.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	123

Statements of Changes in Net Assets
	BlackRock Core Bond Trust (BHK)		BlackRock High Income Shares (HIS)
Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations
Net investment income	$12,105,339	$23,862,728	$4,967,879	$10,999,966
Net realized gain (loss)	394,054	12,725,546	1,545,588	(1,548,634)
Net change in unrealized appreciation/depreciation	780,489	24,398,010	2,145,728	6,381,729
Net increase in net assets resulting from operations	13,279,882	60,986,284	8,659,195	15,833,061

Dividends to Shareholders From
Net investment income	(13,437,322)	(22,212,928)[1]	(5,707,816)	(11,172,280)[1]

Capital Share Transactions
Refund of offering costs previously charged to paid-in capital	—	—	—	2,126
Reinvestment of dividends	221,789	67,030	182,367	273,904
Net increase in net assets resulting from capital share transactions	221,789	67,030	182,367	276,030

Net Assets
Total increase in net assets	64,349	38,840,386	3,133,746	4,936,811
Beginning of period	411,135,843	372,295,457	123,745,357	118,808,546
End of period	$411,200,192	$411,135,843	$126,879,103	$123,745,357
Undistributed net investment income	$6,052,344	$7,384,327	$1,549,178	$2,289,115

Consolidated Statements of Changes in Net Assets

	BlackRock Corporate High Yield Fund V, Inc. (HYV)		BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations
Net investment income	$17,683,357	$35,444,739	$18,207,559	$36,665,376
Net realized gain (loss)	12,952,365	(2,168,911)	12,105,566	(3,682,719)
Net change in unrealized appreciation/depreciation	8,770,413	32,228,184	9,535,148	32,859,977
Net increase in net assets resulting from operations	39,406,135	65,504,012	39,848,273	65,842,634

Dividends to Shareholders From
Net investment income	(21,029,035)	(35,208,709)[1]	(21,096,527)	(36,599,844)[1]

Capital Share Transactions
Refund of offering costs previously charged to paid-in capital	—	—	—	8,495
Reinvestment of dividends	150,281	718,285	441,434	1,006,632
Net increase in net assets resulting from capital share transactions	150,281	718,285	441,434	1,015,127

Net Assets
Total increase in net assets	18,527,381	31,013,588	19,193,180	30,257,917
Beginning of period	416,701,017	385,687,429	435,955,023	405,697,106
End of period	$435,228,398	$416,701,017	$455,148,203	$435,955,023
Undistributed net investment income	$4,434,679	$7,780,357	$5,837,020	$8,725,988
[1]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

124	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Statements of Changes in Net Assets
	BlackRock High Yield Trust (BHY)		BlackRock Income Opportunity Trust, Inc. (BNA)
Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations
Net investment income	$1,740,283	$3,397,215	$11,709,248	$23,112,371
Net realized gain	1,256,415	793,181	1,907,531	10,895,929
Net change in unrealized appreciation/depreciation	770,326	2,402,266	(696,377)	25,143,570
Net increase in net assets resulting from operations	3,767,024	6,592,662	12,920,402	59,151,870

Dividends to Shareholders From
Net investment income	(1,716,806)	(3,374,830)[1]	(11,784,079)	(22,258,816)[1]

Capital Share Transactions
Reinvestment of dividends	8,274	14,323	—	—

Net Assets
Total increase in net assets	2,058,492	3,232,155	1,136,323	36,893,054
Beginning of period	46,876,393	43,644,238	408,068,374	371,175,320
End of period	$48,934,885	$46,876,393	$409,204,697	$408,068,374
Undistributed net investment income	$200,744	$177,267	$5,361,903	$5,436,734

	BlackRock Income Trust, Inc. (BKT)		BlackRock Strategic Bond Trust (BHD)
Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations
Net investment income	$10,458,495	$24,774,308	$3,443,482	$6,983,209
Net realized gain (loss)	(2,692,550)	13,620,770	2,329,545	1,329,497
Net change in unrealized appreciation/depreciation	(11,810,179)	(8,999,000)	392,417	5,886,978
Net increase (decrease) in net assets resulting from operations	(4,044,234)	29,396,078	6,165,444	14,199,684

Dividends and Distributions to Shareholders From
Net investment income	(15,538,036)	(17,586,939)[2]	(3,630,533)	(7,652,086)[1]
Net realized gain	—	(12,721,826)[2]	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(15,538,036)	(30,308,765)	(3,630,533)	(7,652,086)

Capital Share Transactions
Reinvestment of dividends	—	—	46,856	50,250

Net Assets
Total decrease in net assets	(19,582,270)	(912,687)	2,581,767	6,597,848
Beginning of period	507,851,820	508,764,507	101,724,487	95,126,639
End of period	$488,269,550	$507,851,820	$104,306,254	$101,724,487
Undistributed net investment income	$2,970,779	$8,050,320	$623,475	$810,526
[1]	Dividends are determined in accordance with federal income tax regulations.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	125

Statements of Cash Flows
Six Months Ended February 28, 2013 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)[1]	BlackRock Corporate High Yield Fund VI, Inc. (HYT)[1]	BlackRock High Income Shares (HIS)
Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$13,279,882	$39,406,135	$39,848,273	$8,659,195
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
(Increase) decrease in interest receivable	(167,454)	440,587	524,481	47,159
(Increase) decrease in swaps receivable	91,141	(63,147)	(61,906)	—
Increase in other assets	(30,391)	—	—	—
Increase in prepaid expenses	(19,201)	(6,558)	(6,757)	(3,533)
(Increase) decrease in dividends receivable	—	1,546	(371)	—
Increase in variation margin receivable	(16,176)	(9,125)	(9,625)	(3,125)
(Increase) decrease in cash pledged as collateral for financial futures contracts	(423,000)	424,000	441,000	86,000
Decrease in cash pledged as collateral for swaps	4,180,000	—	—	—
Decrease in cash pledged as collateral for reverse repurchase agreements	27,381	—	—	—
Decrease in investment advisory fees payable	(21,384)	(18,524)	(23,493)	(8,577)
Increase in interest expense payable	27,610	66,977	68,937	20,604
Decrease in other accrued expenses payable	(5,869)	(48,803)	(26,236)	(12,230)
Decrease in variation margin payable	—	(69,600)	(72,800)	(21,600)
Increase (decrease) in swaps payable	383,228	(78,215)	(83,517)	—
Increase in Officer’s and Trustees’ fees payable	1,421	17,770	19,742	1,809
Increase (decrease) in cash received as collateral for swaps	(100,000)	600,000	600,000	—
Decrease in cash received as collateral for reverse repurchase agreements	(590,475)	—	—	—
Net periodic and termination payments of swaps	229,525	2,554,799	2,641,126	43,127
Net realized and unrealized gain on investments	(2,730,358)	(23,823,358)	(24,925,651)	(4,135,089)
Amortization of premium and accretion of discount on investments	2,172,048	(734,827)	(49,369)	(84,191)
Premiums received from options written	5,066,398	157,950	165,240	—
Proceeds from sales of long-term investments	390,405,852	242,463,197	255,726,999	67,437,159
Purchases of long-term investments	(389,406,029)	(237,301,794)	(248,773,738)	(66,923,392)
Proceeds from borrowed bond transactions	12,005,469	—	—	—
Payments for borrowed bond transactions	(11,850,463)	—	—	—
Net proceeds from sales (purchases) of short-term securities	(2,143,100)	(4,128,668)	(4,840,770)	(2,757,840)
Premiums paid on closing options written	(9,490,509)	—	—	—
Cash provided by operating activities	10,875,546	19,850,342	21,161,565	2,345,476

Cash Used for Financing Activities
Net borrowing of reverse repurchase agreements	755,038	—	—	—
Cash receipts from borrowings	—	99,000,000	102,000,000	28,000,000
Cash payments on borrowings	—	(100,000,000)	(105,000,000)	(26,000,000)
Cash dividends paid to shareholders	(13,161,013)	(20,808,322)	(20,566,595)	(5,525,449)
Increase in bank overdraft	—	138,781	307,820	—
Cash used for financing activities	(12,405,975)	(21,669,541)	(23,258,775)	(3,525,449)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(29,111)	(505)	(3,489)	(1,473)

Cash and Foreign Currency
Net increase in cash and foreign currency	(1,559,540)	(1,819,704)	(2,100,699)	(1,181,446)
Cash and foreign currency at beginning of period	1,779,246	1,825,285	2,418,110	1,213,167
Cash and foreign currency at end of period	$219,706	$5,581	$317,411	$31,721

Cash Flow Information
Cash paid during the period for interest	$238,572	$743,970	$765,367	$161,235

Non-cash Financing Activities
Capital shares issued in reinvestment of dividends	$221,789	$150,281	$441,434	$182,367
[1]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

126	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Statements of Cash Flows
Six Months Ended February 28, 2013 (Unaudited)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)
Cash Provided by (Used for) Operating Activities
Net increase (decrease) in net assets resulting from operations	$3,767,024	$12,920,402	$(4,044,234)	$6,165,444
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
(Increase) decrease in interest receivable	57,473	(52,860)	(149,051)	78,264
(Increase) decrease in swaps receivable	(13,705)	100,390	69,020	(16,353)
Increase in other assets	—	(99,337)	(16,767)	—
Increase in prepaid expenses	(1,425)	(1,842)	(987)	(3,695)
Increase in dividends receivable	(40)	—	—	—
Increase in variation margin receivable	(1,000)	(26,612)	—	(2,434)
(Increase) decrease in cash pledged as collateral for financial futures contracts	8,000	198,000	(623,000)	—
(Increase) derease in cash pledged as collateral for reverse repurchase agreements	—	(94,837)	50,000	—
(Increase) decrease in cash pledged as collateral for swaps	—	4,110,000	(1,400,000)	20,000
Decrease in investment advisory fees payable	(3,632)	(17,795)	(35,876)	(5,081)
Increase in interest expense payable	7,051	39,487	13,108	18,171
Decrease in administration fees payable	(402)	(2,976)	(8,250)	—
Decrease in other accrued expenses payable	(11,915)	(19,144)	(24,755)	(7,921)
Decrease in variation margin payable	(7,200)	(36,766)	(937,600)	(14,398)
Increase (decrease) in swaps payable	(20,058)	405,864	(47,093)	3,168
Increase (decrease) in Officer’s and Trustees’ fees payable	1,558	5,927	(540)	2,041
Increase in cash received as collateral for reverese repurchase agreements	—	(127,000)	420,000	—
Increase (decrease) in cash received as collateral for swaps	—	(100,000)	2,600,000	—
Net periodic and termination payments of swaps	260,099	(194,576)	213,051	334,402
Net realized and unrealized (gain) loss on investments	(2,186,715)	(2,583,504)	17,300,030	(3,065,268)
Amortization of premium and accretion of discount on investments	3,375	2,461,762	5,484,056	58,233
Premiums received from options written	18,225	5,072,909	—	143,425
Proceeds from sales of long-term investments	25,299,243	393,992,380	1,579,169,796	33,761,253
Purchases of long-term investments	(23,683,345)	(388,140,937)	(1,672,359,053)	(30,620,607)
Proceeds from borrowed bond transactions	—	13,456,176	41,962,393	—
Payments for borrowed bond transactions	—	(13,113,568)	(59,828,221)	—
Net proceeds from sales (purchases) of short-term securities	(796,225)	1,343,014	19,658,846	(3,272,481)
Premiums paid on closing options written	—	(9,491,046)	—	(158,423)
Cash provided by (used for) operating activities	2,696,386	20,003,511	(72,535,127)	3,417,740

Cash Provided by (Used for) Financing Activities
Net borrowing of reverse repurchase agreements	—	(7,252,913)	88,084,978	—
Cash receipts from borrowings	12,000,000	—	—	21,000,000
Cash payments on borrowings	(13,000,000)	—	—	(23,000,000)
Cash dividends paid to shareholders	(1,708,532)	(11,788,309)	(15,549,851)	(3,583,677)
Increase in bank overdraft	—	—	—	337,516
Cash provided by (used for) financing activities	(2,708,532)	(19,041,222)	72,535,127	(5,246,161)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(688)	(7,427)	—	(2,024)

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency	(12,834)	954,862	—	(1,830,445)
Cash and foreign currency at beginning of period	24,065	873,136	—	1,893,941
Cash and foreign currency at end of period	$11,231	$1,827,998	—	$63,496

Cash Flow Information
Cash paid during the period for interest	$75,636	$235,348	$276,412	$118,473

Non-cash Financing Activities
Capital shares issued in reinvestment of dividends	$8,274	—	—	$46,856

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	127

Financial Highlights	BlackRock Core Bond Trust (BHK)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,						Period November 1, 2007 to August 31, 2008		Year Ended October 31, 2007
			2012		2011	2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$15.21		$13.78		$14.19	$12.56		$12.81	$13.63		$13.82
Net investment income	0.45	[1]	0.88	[1]	0.83 [1]	0.87	[1]	0.80 [1]	0.50	[1]	0.74
Net realized and unrealized gain (loss)	0.05		1.37		(0.36)	1.76		(0.28)	(0.69)		(0.13)
Net increase (decrease) from investment operations	0.50		2.25		0.47	2.63		0.52	(0.19)		0.61
Dividends and distributions from:
Net investment income	(0.50)		(0.82)[2]		(0.88)[2]	(1.00)[2]		(0.77)[2]	(0.61)[2]		(0.61)[2]
Tax return of capital	—		—		—	—		—	(0.02)[2]		(0.19)[2]
Total dividends and distributions	(0.50)		(0.82)		(0.88)	(1.00)		(0.77)	(0.63)		(0.80)
Net asset value, end of period	$15.21		$15.21		$13.78	$14.19		$12.56	$12.81		$13.63
Market price, end of period	$14.99		$15.41		$12.69	$13.92		$11.98	$11.51		$12.23

Total Investment Return[3]
Based on net asset value	3.30%	[4]	17.06%		4.02%	22.44%		5.28%	(1.00)%	[4]	5.04%
Based on market price	0.49%	[4]	28.78%		(2.35)%	25.93%		11.76%	(0.87)%	[4]	1.29%

Ratios to Average Net Assets
Total expenses	1.04%	[5]	0.95%		1.02%	1.18%		1.06%	2.29%	[5]	1.60%
Total expenses after fees waived and paid indirectly	1.00%	[5]	0.94%		1.02%	1.18%		1.06%	2.29%	[5]	1.60%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.87%	[5]	0.86%		0.93%	0.95%		0.83%	0.89%	[5]	0.78%
Net investment income	5.91%	[5]	6.13%		6.05%	6.62%		7.09%	4.55%	[5]	5.36%

Supplemental Data
Net assets, end of period (000)	$411,200		$411,136		$372,295	$383,540		$339,524	$346,177		$368,335
Borrowings outstanding, end of period (000)	$183,434		$182,679		$152,301	$168,938		$74,572	$107,690		$103,354
Average borrowings outstanding, during the period (000)	$195,158		$143,234		$151,080	$162,760		$73,467	$134,784		$44,786
Portfolio turnover	63%	[6]	290%	[7]	824% [8]	641%	[9]	315% [10]	598%	[11]	122%
Asset coverage, end of period per $1,000	$3,242		$3,251		$3,444	$3,270		$5,553	$4,215		$4,564
[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 42%.
[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 237%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 544%.
[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 534%.
[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 184%.
[11]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 337%.

See Notes to Financial Statements.

128	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Financial Highlights	BlackRock Corporate High Yield Fund V, Inc. (HYV)

	Six Months Ended February 28, 2013[1] (Unaudited)		Year Ended August 31,
			2012[1]	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.63		$11.71	$11.61	$9.71	$11.94	$13.83
Net investment income[2]	0.54		1.08	1.09	1.06	1.07	1.18
Net realized and unrealized gain (loss)	0.65		0.91	0.07	1.86	(2.10)	(1.85)
Net increase (decrease) from investment operations	1.19		1.99	1.16	2.92	(1.03)	(0.67)
Dividends and distributions from:
Net investment income	(0.64)		(1.07)[3]	(1.06)[3]	(1.02)[3]	(1.20)[3]	(1.17)[3]
Net realized gain	—		—	—	—	—	(0.05)[3]
Total dividends and distributions	(0.64)		(1.07)	(1.06)	(1.02)	(1.20)	(1.22)
Net asset value, end of period	$13.18		$12.63	$11.71	$11.61	$9.71	$11.94
Market price, end of period	$13.09		$13.51	$11.55	$11.40	$9.32	$10.15

Total Investment Return[4]
Based on net asset value	9.62%	[5]	17.92%	10.29%	31.40%	(3.83)%	(3.99)%
Based on market price	1.78%	[5]	27.88%	10.79%	34.42%	8.59%	(7.78)%

Ratios to Average Net Assets
Total expenses	1.41%	[6]	1.42%	1.34%	1.26%	1.84%	2.11%
Total expenses after fees waived and paid indirectly	1.41%	[6]	1.42%	1.34%	1.26%	1.84%	2.11%
Total expenses after fees waived and paid indirectly and excluding interest expense and income tax	1.03%	[6,7]	1.08% [8]	1.02%	0.99%	1.16%	0.97%
Net investment income	8.35%	[6]	8.96%	8.82%	9.52%	13.00%	9.16%

Supplemental Data
Net assets, end of period (000)	$435,228		$416,701	$385,687	$382,603	$320,045	$393,389
Borrowings outstanding, end of period (000)	$174,000		$175,000	$129,000	$92,000	$54,000	$94,700
Average borrowings outstanding, during the period (000)	$173,282		$140,036	$119,652	$79,427	$65,403	$106,140
Portfolio turnover	40%		61%	87%	90%	65%	46%
Asset coverage, end of period per $1,000	$3,501		$3,381	$3,990	$5,159	$6,927	$5,154
[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	For the six months ended February 28, 2013, the total expense ratio after fees waived and paid indirectly and excluding interest expense, borrowing costs and income tax was 0.98%.
[8]	For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs was 0.99%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	129

Financial Highlights	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

	Six Months Ended February 28, 2013[1] (Unaudited)		Year Ended August 31,
			2012[1]		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.32		$11.49		$11.38	$9.68	$11.89	$13.81
Net investment income[2]	0.51		1.04		1.06	1.05	1.05	1.16
Net realized and unrealized gain (loss)	0.62		0.83		0.05	1.67	(2.07)	(1.87)
Net increase (decrease) from investment operations	1.13		1.87		1.11	2.72	(1.02)	(0.71)
Dividends from net investment income	(0.60)		(1.04)[3]		(1.00)[3]	(1.02)[3]	(1.19)[3]	(1.21)[3]
Net asset value, end of period	$12.85		$12.32		$11.49	$11.38	$9.68	$11.89
Market price, end of period	$12.72		$12.96		$11.21	$11.19	$9.47	$10.14

Total Investment Return[4]
Based on net asset value	9.31%	[5]	17.14%		9.95%	29.26%	(4.03)%	(4.30)%
Based on market price	2.86%	[5]	26.30%		9.09%	29.92%	10.09%	(7.24)%

Ratios to Average Net Assets
Total expenses	1.54%	[6]	1.51%		1.41%	1.34%	2.01%	2.24%
Total expenses after fees waived and paid indirectly	1.54%	[6]	1.51%		1.41%	1.34%	2.01%	2.24%
Total expenses after fees waived and paid indirectly and excluding interest expense and income tax	1.17%	[6,7]	1.19%	[8]	1.12%	1.09%	1.28%	1.10%
Net investment income	8.22%	[6]	8.84%		8.80%	9.52%	12.82%	9.02%

Supplemental Data
Net assets, end of period (000)	$455,148		$435,955		$405,697	$401,760	$341,415	$419,502
Borrowings outstanding, end of period (000)	$178,000		$181,000		$130,000	$89,000	$58,000	$110,900
Average borrowings outstanding, during the period (000)	$178,282		$142,342		$115,512	$76,356	$73,784	$113,996
Portfolio turnover	41%		61%		87%	85%	60%	45%
Asset coverage, end of period per $1,000	$3,557		$3,409		$4,121	$5,514	$6,886	$4,783
[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Dividends are determined in accordance with federal income tax regulations.
[4]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	For the six months ended February 28, 2013, the total expense ratio after fees waived and paid indirectly and excluding interest expense, borrowing costs and income tax was 1.12%.
[8]	For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs was 1.09%.

See Notes to Financial Statements.

130	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Financial Highlights	BlackRock High Income Shares (HIS)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,							Period January 1, 2008 to August 31, 2008		Year Ended December 31, 2007
			2012		2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$2.26		$2.18		$2.19		$1.85		$2.23	$2.47		$2.68
Net investment income	0.09	[1]	0.20	[1]	0.20	[1]	0.20	[1]	0.19 [1]	0.15	[1]	0.24
Net realized and unrealized gain (loss)	0.06		0.08		—		0.31		(0.36)	(0.26)		(0.21)
Net increase (decrease) from investment operations	0.15		0.28		0.20		0.51		(0.17)	(0.11)		0.03
Dividends from net investment income	(0.10)		(0.20)[2]		(0.21)[2]		(0.17)[2]		(0.21)[2]	(0.13)[2]		(0.24)[2]
Net asset value, end of period	$2.31		$2.26		$2.18		$2.19		$1.85	$2.23		$2.47
Market price, end of period	$2.42		$2.40		$2.10		$2.09		$1.68	$1.88		$2.14

Total Investment Return[3]
Based on net asset value	6.92%	[4]	13.91%		9.56%		28.95%		(3.01)%	(4.00)%	[4]	1.58%
Based on market price	5.48%	[4]	25.58%		10.59%		35.52%		4.47%	(6.59)%	[4]	(7.51)%

Ratios to Average Net Assets
Total expenses	1.58%	[5]	1.54%		1.49%		1.49%		2.01%	1.98%	[5]	3.56%
Total expenses after fees waived and paid indirectly	1.58%	[5]	1.54%		1.49%		1.49%		2.01%	1.98%	[5]	3.55%
Total expenses after fees waived and paid indirectly and excluding interest expense	1.28%	[5,6]	1.29%	[6]	1.25%		1.27%		1.41%	1.05%	[5]	1.27%
Net investment income	7.97%	[5]	9.19%		8.66%		9.34%		12.06%	9.52%	[5]	8.89%

Supplemental Data
Net assets applicable, end of period (000)	$126,879		$123,745		$118,809		$119,642		$100,921	$121,808		$135,098
Borrowings outstanding, end of period (000)	$44,000		$42,000		$29,000		$25,000		$18,000	$27,000		$46,000
Average borrowings outstanding, during the period (000)	$38,862		$30,746		$26,729		$21,027		$21,220	$27,069		$55,868
Portfolio turnover	41%		63%		90%		85%		55%	25%		69%
Asset coverage, end of period per $1,000	$3,884		$3,946		$5,097		$5,786		$6,607	$5,512		$3,937
[1]	Based on average shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	For the six months ended February 28, 2013 and the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs were 1.22% and 1.19%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	131

Financial Highlights	BlackRock High Yield Trust (BHY)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,					Period November 1, 2007 to August 31, 2008		Year Ended October 31, 2007
			2012		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.29		$6.79		$6.69	$5.78	$6.84	$7.91		$7.85
Net investment income	0.27	[1]	0.53	[1]	0.51 [1]	0.51 [1]	0.51 [1]	0.50	[1]	0.63
Net realized and unrealized gain (loss)	0.32		0.50		0.11	0.92	(1.00)	(1.06)		0.04
Net increase (decrease) from investment operations	0.59		1.03		0.62	1.43	(0.49)	(0.56)		0.67
Dividends and distributions from:
Net investment income	(0.27)		(0.53)[2]		(0.51)[2]	(0.50)[2]	(0.55)[2]	(0.51)[2]		(0.61)[2]
Tax return of capital	—		—		(0.01)[2]	(0.02)[2]	(0.02)[2]	—		—
Total dividends and distributions	(0.27)		(0.53)		(0.52)	(0.52)	(0.57)	(0.51)		(0.61)
Net asset value, end of period	$7.61		$7.29		$6.79	$6.69	$5.78	$6.84		$7.91
Market price, end of period	$8.08		$8.04		$6.60	$6.44	$5.84	$5.96		$6.92

Total Investment Return[3]
Based on net asset value	8.14%	[4]	15.70%		9.66%	25.70%	(5.30)%	(6.47)%	[4]	9.03%
Based on market price	4.11%	[4]	31.27%		10.73%	19.76%	9.81%	(6.85)%	[4]	(3.63)%

Ratios to Average Net Assets
Total expenses	2.19%	[5]	2.01%		2.04%	2.10%	2.61%	2.61%	[5]	4.16%
Total expenses after fees waived and paid indirectly	2.19%	[5]	2.01%		2.04%	2.10%	2.61%	2.61%	[5]	4.14%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.84%	[5,6]	1.79%	[6]	1.85%	1.91%	2.16%	1.77%	[5]	2.10%
Net investment income	7.32%	[5]	7.59%		7.18%	7.89%	10.22%	8.34%	[5]	7.84%

Supplemental Data
Net assets, end of period (000)	$48,935		$46,876		$43,644	$42,980	$37,137	$43,897		$50,782
Borrowings outstanding, end of period (000)	$18,000		$19,000		$6,000	$8,000	$4,000	$6,250		$9,250
Average borrowings outstanding, during the period (000)	$17,657		$10,615		$7,427	$6,427	$5,223	$7,443		$17,710
Portfolio turnover	40%		59%		81%	80%	54%	34%		69%
Asset coverage, end of period per $1,000	$3,719		$3,467		$8,274	$6,373	$10,284	$8,023		$6,490
[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	For the six months ended February 28, 2013 and the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing cost was 1.80% and 1.69%, respectively.

See Notes to Financial Statements.

132	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Financial Highlights	BlackRock Income Opportunity Trust, Inc. (BNA)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,						Period November 1, 2007 to August 31, 2008		Year Ended October 31, 2007
			2012		2011	2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$11.84		$10.77		$11.07	$10.02		$10.35	$11.02		$11.17
Net investment income	0.34	[1]	0.67	[1]	0.63 [1]	0.59	[1]	0.59 [1]	0.53	[1]	0.62
Net realized and unrealized gain (loss)	0.04		1.05		(0.28)	1.25		(0.31)	(0.69)		(0.11)
Net increase (decrease) from investment operations	0.38		1.72		0.35	1.84		0.28	(0.16)		0.51
Dividends and distributions from:
Net investment income	(0.34)		(0.65)[2]		(0.65)[2]	(0.79)[2]		(0.61)[2]	(0.51)[2]		(0.61)[2]
Tax return of capital	—		—		—	—		—	—		(0.05)[2]
Total dividends and distributions	(0.34)		(0.65)		(0.65)	(0.79)		(0.61)	(0.51)		(0.66)
Net asset value, end of period	$11.88		$11.84		$10.77	$11.07		$10.02	$10.35		$11.02
Market price, end of period	$11.20		$11.58		$9.85	$10.56		$9.65	$9.82		$10.19

Total Investment Return[3]
Based on net asset value	3.33%	[4]	16.81%		3.91%	19.83%		3.90%	(1.07)%	[4]	5.11%
Based on market price	(0.39)%	[4]	24.92%		(0.37)%	18.69%		5.46%	1.51%	[4]	2.62%

Ratios to Average Net Assets
Total expenses	0.94%	[5]	0.90%		0.95%	1.09%		0.95%	2.25%	[5]	2.01%
Total expenses after fees waived and paid indirectly	0.94%	[5]	0.90%		0.95%	1.09%		0.95%	2.25%	[5]	2.00%
Total expenses after fees waived and paid indirectly and excluding interest expense	0.81%	[5]	0.82%		0.85%	0.86%		0.85%	0.83%	[5]	0.87%
Net investment income	5.75%	[5]	5.97%		5.94%	5.81%		6.45%	5.89%	[5]	5.68%

Supplemental Data
Net assets, end of period (000)	$409,205		$408,068		$371,175	$381,379		$345,101	$356,456		$379,605
Borrowings outstanding, end of period (000)	$180,802		$188,055		$154,883	$157,776		$77,474	$100,740		$105,262
Average borrowings outstanding, during the period (000)	$192,811		$151,411		$148,617	$151,700		$49,573	$131,462		$68,241
Portfolio turnover	64%	[6]	285%	[7]	774% [8]	720%	[9]	270% [10]	441%	[11]	196%
Asset coverage, end of period per $1,000	$3,263		$3,170		$3,396	$3,417		$5,454	$4,538		$4,606
[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 42%.
[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 231%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 492%.
[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 608%.
[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 165%.
[11]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 168%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	133

Financial Highlights	BlackRock Income Trust, Inc. (BKT)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,						Period November 1, 2007 to August 31, 2008		Year Ended October 31, 2007
			2012	2011		2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.94		$7.96	$7.76		$7.12	$6.94		$6.53		$6.48
Net investment income	0.16	[1]	0.39 [1]	0.35	[1]	0.20 [1]	0.28	[1]	0.26	[1]	0.30
Net realized and unrealized gain (loss)	(0.22)		0.06	0.19		0.73	0.19		0.40		0.12
Net increase (decrease) from investment operations	(0.06)		0.45	0.54		0.93	0.47		0.66		0.42
Dividends and distributions from:
Net investment income	(0.24)		(0.27)[2]	(0.34)[2]		(0.26)[2]	(0.29)[2]		(0.25)[2]		(0.29)[2]
Net realized gain	—		(0.20)[2]	—		(0.03)[2]	—		—		—
Tax return of capital	—		—	—		—	—		—		(0.08)[2]
Total dividends and distributions	(0.24)		(0.47)	(0.34)		(0.29)	(0.29)		(0.25)		(0.37)
Net asset value, end of period	$7.64		$7.94	$7.96		$7.76	$7.12		$6.94		$6.53
Market price, end of period	$7.13		$7.63	$7.18		$6.95	$6.53		$6.07		$5.81

Total Investment Return[3]
Based on net asset value	(0.60)%	[4]	6.24%	7.70%		13.86%	7.64%		10.82%	[4]	7.06%
Based on market price	(3.47)%	[4]	13.19%	8.47%		11.19%	12.87%		8.94%	[4]	1.69%

Ratios to Average Net Assets
Total expenses	1.02%	[5]	0.97%	1.06%		1.05%	1.09%		1.63%	[5]	2.77%
Total expenses after fees waived and before fees paid indirectly	1.02%	[5]	0.97%	1.05%		1.02%	1.08%		1.63%	[5]	2.77%
Total expenses after fees waived and paid indirectly	1.02%	[5]	0.97%	1.05%		1.02%	1.08%		1.63%	[5]	2.76%
Total expenses after fees waived and paid indirectly and excluding interest expense	0.91%	[5]	0.90%	0.94%		0.92%	0.93%		0.91%	[5]	0.98%
Net investment income	4.24%	[5]	4.86%	4.43%		2.72%	4.09%		4.67%	[5]	4.60%

Supplemental Data
Net assets, end of period (000)	$488,270		$507,852	$508,765		$496,260	$455,529		$444,054		$417,651
Borrowings outstanding, end of period (000)	$207,791		$119,706	$233,676		$106,985	$11,815		—		$33,895
Average borrowings outstanding, during the period (000)	$180,117		$183,890	$116,771		$23,316	$537		$61,777		$93,325
Portfolio turnover	214%	[6]	487% [7]	899%	[8]	883% [9]	700%	[10]	263%	[11]	250%
Asset coverage, end of period per $1,000	$3,350		$5,242	$3,177		$5,639	$39,555		—		$13,322
[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 134%.
[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 230%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 387%.
[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 207%.
[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 184%.
[11]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 0%.

See Notes to Financial Statements.

134	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Financial Highlights	BlackRock Strategic Bond Trust (BHD)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,						Period November 1, 2007 to August 31, 2008		Year Ended October 31, 2007
			2012		2011	2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$14.40		$13.48		$13.57	$12.12		$12.76	$13.80		$13.83
Net investment income	0.49	[1]	0.99	[1]	1.06 [1]	1.01	[1]	0.93 [1]	0.76	[1]	0.95
Net realized and unrealized gain (loss)	0.38		1.01		(0.04)	1.35		(0.69)	(1.03)		(0.06)
Net increase (decrease) from investment operations	0.87		2.00		1.02	2.36		0.24	(0.27)		0.89
Dividends and distributions from net investment income	(0.51)		(1.08)[2]		(1.11)[2]	(0.91)[2]		(0.88)[2]	(0.77)[2]		(0.92)[2]
Net asset value, end of period	$14.76		$14.40		$13.48	$13.57		$12.12	$12.76		$13.80
Market price, end of period	$15.09		$14.52		$12.93	$13.17		$11.43	$10.85		$11.88

Total Investment Return[3]
Based on net asset value	6.12%	[4]	15.66%		8.09%	20.38%		3.99%	(1.19)%	[4]	7.26%
Based on market price	7.60%	[4]	21.58%		6.83%	23.88%		15.34%	(2.40)%	[4]	(0.62)%

Ratios to Average Net Assets
Total expenses	1.50%	[5]	1.45%		1.52%	1.13%		1.00%	0.93%	[5]	1.45%
Total expenses after fees waived and before fees paid indirectly	1.50%	[5]	1.45%		1.51%	1.11%		0.92%	0.82%	[5]	1.27%
Total expenses after fees waived and paid indirectly	1.50%	[5]	1.45%		1.51%	1.11%		0.92%	0.82%	[5]	1.27%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees[2]	1.24%	[5,6]	1.24%	[6]	1.26%	1.04%		0.92%	0.81%	[5]	0.87%
Net investment income	6.71%	[5]	7.15%		7.59%	7.77%		8.67%	6.85%	[5]	6.86%

Supplemental Data
Net assets, end of period (000)	$104,306		$101,724		$95,127	$95,794		$85,581	$90,092		$97,410
Borrowings outstanding, end of period (000)	$28,000		$30,000		$24,000	$12,000		—	$1,571		$413
Average borrowings outstanding during the period (000)	$29,384		$22,089		$22,696	$5,701		$303	$391		$7,240
Portfolio turnover	25%		47%		72%	83%		61%	27%		34%
Asset coverage, end of period per $1,000	$4,725		$4,391		$4,964	$8,983		—	$58,347		$236,789
[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	For the six months ended February 28, 2013 and the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing cost were 1.19% and 1.14%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	135

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Core Bond Trust (“BHK”), BlackRock Corporate High Yield Fund V, Inc. (“HYV”), BlackRock Corporate High Yield Fund VI, Inc. (“HYT”), BlackRock High Income Shares (“HIS”), BlackRock High Yield Trust (“BHY”), BlackRock Income Opportunity Trust, Inc. (“BNA”), BlackRock Income Trust, Inc. (“BKT”) and BlackRock Strategic Bond Trust (“BHD”) (collectively, the “Trusts”) are registered under the 1940 Act, as diversified, closed-end management investment companies. HYV, HYT, BNA and BKT are organized as Maryland corporations. BHK, BHY and BHD are organized as Delaware statutory trusts. HIS is organized as a Massachusetts business trust. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Basis of Consolidation: The accompanying consolidated financial statements of HYV and HYT include the accounts of BLK HYV (Luxembourg) Investments, S.a.r.l. and BLK HYT (Luxembourg) Investments, S.a.r.l. (the “Taxable Subsidiaries”), which are wholly owned taxable subsidiaries of the Trusts which hold shares of private Canadian companies, Larcina Energy Ltd. and Osum Oil Sands Corp. Such shares are held in the Taxable Subsidiaries in order to realize benefits under the Double Tax Avoidance Convention between Canada and Luxembourg, the result of which is gains on the sale of such shares will not be subject to capital gains taxes in Canada. Income earned on the investments held by the Taxable Subsidiaries may be taxable to such subsidiaries in Luxembourg. A tax provision for income, if any, is shown as income tax on the Consolidated Statements of Operations. A tax provision for income from realized and unrealized gains, if any, is included as a reduction of realized and unrealized gain (loss) on the Consolidated Statements of Operations. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiaries are subject to the same investment policies and restrictions that apply to the Trusts.

Valuation: US GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Global Valuation Committee is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trusts for all financial instruments.

The Trusts value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the

136	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Notes to Financial Statements (continued)

last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trusts’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Trusts’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board.

Foreign Currency: The Trusts’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Trusts’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Trusts do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Trusts report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: Certain Trusts may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Trusts may have to subsequently reinvest the proceeds at lower interest rates. If the Trusts have purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Trusts may purchase certain mortgage pass-through securities (the “Mortgage Assets”). There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	137

Notes to Financial Statements (continued)

pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Collateralized Debt Obligations: Certain Trusts may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity, which is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Certain Trusts may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or Mortgage Assets, the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Trusts may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: Certain Trusts may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Trusts also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: Certain Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts: Certain Trusts may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Preferred Stock: Certain Trusts may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Certain Trusts may invest in floating rate loan interests. The floating rate loan interests the Trusts hold are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Trusts may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more US banks or

138	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Notes to Financial Statements (continued)

the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Trusts consider these investments to be investments in debt securities for purposes of their investment policies.

When a Trust purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Trusts may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Trusts upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Trusts may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Trusts may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Trusts having a contractual relationship only with the lender, not with the borrower. The Trusts will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Trusts generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Trusts may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Trusts will assume the credit risk of both the borrower and the lender that is selling the Participation. The Trusts’ investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Trusts may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Trusts having a direct contractual relationship with the borrower, and the Trusts may enforce compliance by the borrower with the terms of the loan agreement.

Borrowed Bond Agreements: Certain Trusts may enter into borrowed bond agreements. In a borrowed bond agreement, the Trusts borrow a bond from a counterparty in exchange for cash collateral with the commitment that the security and the cash will be returned to the counterparty and the Trusts, respectively, at a mutually agreed upon rate and date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Trust and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. Full realization of the collateral by the Trusts may be limited if the value of an investment purchased with the cash collateral by the lender decreases. The Trusts may also experience delays in gaining access to the collateral.

Short Sales: Certain Trusts may enter into short sale transactions in which the Trusts sell a security they do not hold in anticipation of a decline in the market price of that security. When the Trusts make a short sale, they will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which they sold the security short. An amount equal to the proceeds received by the Trusts is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Trusts are required to repay the counterparty any interest received on the security sold short, which is shown as interest expense in the Statements of Operations. The Trusts are exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Trusts sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance the Trusts will be able to close out a short position at a particular time or at an acceptable price.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the Trusts are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

TBA Commitments: Certain Trusts may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Trusts generally enter into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	139

Notes to Financial Statements (continued)

can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: Certain Trusts may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Trusts will not be entitled to receive interest and principal payments on the securities sold. The Trusts account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions. These transactions may increase the Trusts’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Trusts are required to purchase may decline below the agreed upon repurchase price of those securities.

Treasury Roll Transactions: Certain Trusts may enter into treasury roll transactions. In a treasury roll transaction, the Trusts sell a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Trusts receive cash from the sale of the Treasury security to use for other investment purposes. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Trusts and the counterparty over the term of the borrowing. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, interest income from the Treasury security and the related interest expense on the secured borrowing is recorded by the Trusts on an accrual basis. The Trusts will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Trusts. If the interest expense exceeds the income earned, the Trusts’ net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Trusts are required to repurchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: Certain Trusts may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Trusts sell securities to a bank or broker-dealer and agree to repurchase the same securities at a mutually agreed upon date and price. Securities sold under reverse repurchase agreements are recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. During the term of the reverse repurchase agreement, the Trusts continue to receive the principal and interest payments on these securities. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Trusts may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Trusts are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Trusts’ use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Trusts’ obligation to repurchase the securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust either delivers collateral or segregates assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts, swaps, short sales and options written), or certain borrowings (e.g., reverse repurchase agreements, treasury roll transactions and loan payable), each Trust will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Trust engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trusts are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Trust’s taxable income and net capital gains, but not in excess of a Trust’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. Capital losses carried forward from years beginning before 2011 do not reduce earnings and profits, even if such carried forward losses offset current year realized gains. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

140	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Notes to Financial Statements (continued)

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust’s US federal tax returns remains open for each of the four years ended August 31, 2012. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trusts financial statement disclosures.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Deferred compensation liabilities are included in Officer’s and Trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to economically hedge, or protect, their exposure to certain risks such as credit risk, equity risk, interest rate risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Trusts’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Trusts bear the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Trusts do not give rise to counterparty credit risk, as options written obligate the Trusts and not the counterparty to perform. Counterparty risk related to exchange-traded financial futures contracts and options and centrally cleared swaps is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Trusts may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Trust and each of its respective counterparties. An ISDA Master Agreement allows each Trust to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Trusts from their counterparties are not fully collateralized, contractually or otherwise, the Trusts bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Trusts manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trusts’ net assets decline by a stated percentage or the Trusts fail to meet the terms of their ISDA Master Agreements, which would cause the Trusts to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Trusts purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	141

Notes to Financial Statements (continued)

(foreign currency exchange rate risk). Financial futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trusts as unrealized appreciation or depreciation. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Trusts enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Trusts, help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Trusts as an unrealized gain or loss. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

Options: The Trusts purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk and interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Trusts purchase (write) an option, an amount equal to the premium paid (received) by the Trusts is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Trusts enter into a closing transaction), the Trusts realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Trusts write a call option, such option is “covered,” meaning that the Trusts hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

The Trusts also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold (receipts from the foreign currency purchased). Such transactions may be effected with respect to hedges on non-US dollar denominated instruments owned by the Trusts but not yet delivered, or committed or anticipated to be purchased by the Trusts.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Trusts may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security at a price different from the current market value.

Swaps: The Trusts enter into swap agreements, in which the Trusts and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Trusts face the CCP through a future commission merchant. Unlike a bilateral swap agreement, for centrally cleared swaps, the Trusts have no credit exposure to the counterparty as the CCP stands between the Trusts and the counterparty. These payments received or made by the Trusts are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively in the Statements of Assets and Liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swaps, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. When the swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the

142	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Notes to Financial Statements (continued)

contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Credit default swaps — The Trusts enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Trusts will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•	Total return swaps — The Trusts enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trusts will receive a payment from or make a payment to the counterparty.
•	Interest rate swaps — The Trusts enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.
•	Forward interest rate swaps — The Trusts enter into forward interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). In a forward interest rate swap, each Trust and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. The Trusts generally intend to close each forward interest rate swap before the effective date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of February 28, 2013
	Asset Derivatives
		BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/ depreciation[1]; Unrealized appreciation on swaps[1]; Investments at value — unaffiliated[2]	$2,312,048	—	—	—	—	$2,628,828	$9,414,394	$189,825
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	622,183	$1,524,216	$1,622,949	$138,583	$65,846	640,651	—	264,050
Credit contracts	Unrealized appreciation on swaps; swap premiums paid	435,633	1,446,226	1,471,695	—	152,489	438,082	—	180,732
Equity contracts	Investments at value — unaffiliated[2]	—	3,140	3,320	—	—	—	—	—
Total		$3,369,864	$2,973,582	$3,097,964	$138,583	$218,335	$3,707,561	$9,414,394	$634,607

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	143

Notes to Financial Statements (continued)
	Liability Derivatives
		BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/ depreciation[1]; Unrealized appreciation on swaps[1]; Investments at value — unaffiliated[2]	$3,611,868	—	—	—	—	$3,548,724	$12,131,980	$101,201
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	23,595	$12,470	$13,704	$8,050	$2,598	23,321	—	4,337
Credit contracts	Unrealized appreciation on swaps; Swap premiums received	452,040	1,923,511	2,005,186	—	229,698	454,758	—	309,137
Equity contracts	Investments at value — unaffiliated[2]	—	92,603	98,075	38,018	11,294	—	—	—

Total		$4,087,503	$2,028,584	$2,116,965	$46,068	$243,590	$4,026,803	$12,131,980	$414,675
[1]	Includes cumulative appreciation/depreciation of financial futures contracts and centrally cleared swaps, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
[2]	Includes options purchased at value as reported in the Schedules of Investments.
	The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended February 28, 2013
	Net Realized Gain (Loss) From
	BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD
Interest rate contracts:
Financial futures contracts	$(487,641)	—	—	—	—	$(651,542)	$1,194,444	$105,956
Swaps	438,496	—	—	—	—	14,495	226,694	(18,175)
Options[3]	(263,796)	—	—	—	—	(267,965)	—	(5,393)
Foreign currency exchange contracts:
Foreign currency transactions	(765,221)	$(2,877,649)	$(3,050,555)	$(411,326)	$(145,723)	(979,248)	—	(504,549)
Credit contracts:
Swaps	(331,356)	1,037,844	1,071,254	43,127	73,654	(331,011)	—	43,770
Equity contracts:
Financial futures contracts	—	(1,190,225)	(1,244,415)	(352,864)	(133,577)	—	—	—
Options[3]	(139,550)	(268,903)	(278,175)	—	—	(139,550)	—	—
Other contracts:
Swaps	(84,887)	—	—	—	—	(85,113)	—	—
Total	$(1,633,955)	$(3,298,933)	$(3,501,891)	$(721,063)	$(205,646)	$(2,439,934)	$1,421,138	$(378,391)

	Net Change in Unrealized Appreciation/Depreciation on
	BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD
Interest rate contracts:
Financial futures contracts	$(221,494)	—	—	—	—	$(135,736)	$625,431	$(23,586)
Swaps	1,285,384	—	—	—	—	1,702,493	(311,671)	143,855
Options[3]	1,174,376	—	—	—	$8,863	1,176,531	—	(27,919)
Foreign currency exchange contracts:
Foreign currency translations	936,122	$2,558,709	$2,701,373	$269,824	114,173	898,568	—	422,455
Options[3]	—	—	—	—	—	—	—	—
Credit contracts:
Swaps	(150,228)	93,922	79,613	—	23,252	(149,158)	—	61,687
Options[3]	—	76,812	80,357	—	—	—	—	—
Equity contracts:
Financial futures contracts	—	748,203	781,449	222,399	75,707	—	—	—
Options[3]	(1,964)	(11,671)	(12,327)	—	—	(1,964)	—	—
Other contracts:
Swaps	43,272	—	—	—	—	43,387	—	—
Total	$3,065,468	$3,465,975	$3,630,465	$492,223	$221,995	$3,534,121	$313,760	$576,492
[3]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.
144	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Notes to Financial Statements (continued)

For the six months ended February 28, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD
Financial futures contracts:
Average number of contracts purchased	883	—	—	—	—	821	210	94
Average number of contracts sold	1,171	81	84	17	9	1,176	2,180	58
Average notional value of contracts purchased	$170,545,550	—	—	—	—	$162,511,195	$50,413,175	$17,757,648
Average notional value of contracts sold	$220,492,556	$5,873,453	$6,130,863	$1,264,053	$620,900	$222,180,147	$312,683,231	$8,055,555
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	7	14	15	3	3	7	—	6
Average number of contracts — US dollars sold	1	5	4	3	1	1	—	3
Average US dollar amounts purchased	$19,558,099	$51,019,463	$53,810,848	$5,887,213	$2,185,785	$18,258,857	—	$9,049,918
Average US dollar amounts sold	$3,028,033	$1,890,866	$2,084,039	$311,336	$72,198	$2,832,212	—	$322,732
Options:
Average number of option contracts purchased	—	79	83	—	3	—	—	6
Average number of option contracts written	—	—	—	—	—	—	—	—
Average notional value of option contracts purchased	—	$549,500	$581,000	—	$2,829	—	—	—
Average notional value of option contracts written	—	—	—	—	—	—	—	$5,657
Average number of swaption contracts purchased	7	—	—	—	—	7	—	4
Average number of swaption contracts written	24	1	1	—	1	24	—	3
Average notional value of swaption contracts purchased	$67,050,000	—	—	—	—	$66,950,000	—	$6,906,830
Average notional value of swaption contracts written	$331,350,000	$6,500,000	$6,800,000	—	$750,000	$337,555,951	—	$3,400,000
Credit default swaps:								—
Average number of contracts — buy protection	6	5	5	1	6	5	—	2
Average number of contracts — sell protection	9	18	18	—	16	9	—	16
Average notional value — buy protection	$6,323,939	$1,760,500	$1,840,000	$30,000	$412,000	$6,323,823	—	$555,000
Average notional value — sell protection	$4,572,500	$13,712,802	$14,070,810	—	$1,142,341	$4,607,500	—	$1,330,482
Interest rate swaps:
Average number of contracts — pays fixed rate	18	—	—	—	—	18	1	6
Average number of contracts — receives fixed rate	11	—	—	—	—	11	6	—
Average notional value — pays fixed rate	$207,176,826	—	—	—	—	$207,132,671	$60,000,000	$4,300,000
Average notional value — receives fixed rate	$103,277,503	—	—	—	—	$102,776,164	$71,465,000	—
Total return swaps:
Average number of contracts	1	—	—	—	—	1	—	—
Average notional value	$940,000	—	—	—	—	$942,500	—	—

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services for each Trust and administration services for BHK, HYV, HYT, HIS and BHD.

The following Trusts’ investment advisory fee paid to the Manager is computed weekly and payable monthly based on an annual rate of each Trust’s average total assets (including any assets attributable to borrowings) minus the sum of total liabilities (other than debt representing financial leverage):

BHK	0.55%
HIS	0.75% of the first $200 million and 0.50% thereafter
BHY	0.90%
BHD	0.75%

The following Trusts’ investment advisory fee paid to the Manager is computed daily and payable monthly on an annual rate of each Trust’s average total assets (including any assets attributable to borrowings) minus the sum of total liabilities (other than debt representing financial leverage):

HYV	0.60%
HYT	0.70%

The following Trusts’ investment advisory fee paid to the Manager is computed weekly and payable monthly based on an annual rate of each Trust’s average net assets:

BNA	0.60%
BKT	0.65%

BHY, BNA and BKT each have an Administration Agreement with the Manager. The administration fee paid to the Manager is computed weekly and payable monthly based on an annual rate, 0.10% for BNA, and 0.15% for BKT, of each Trust’s average net assets and 0.10% for BHY of the Trust’s average weekly total assets.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	145

Notes to Financial Statements (continued)

The Manager voluntarily agreed to waive a portion of investment advisory fee with respect to BHK at an annual rate of 0.03%, as a percentage of average weekly net assets. This voluntary waiver may be reduced or discontinued at any time without notice. For the six months ended February 28, 2013, the Manager waived the following amount, which is included in fees waived by Manager in the Statements of Operations:

BHK	$90,381

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended February 28, 2013, the amounts waived were as follows:

BHK	$779
HYV	$511
HYT	$481
HIS	$212
BHY	$199
BNA	$543
BKT	$1,707
BHD	$202

The Manager provides investment management and other services to the Taxable Subsidiaries. The Manager does not receive separate compensation from the Taxable Subsidiaries for providing investment management or administrative services. However, each Trust pays the Manager based on the Trusts’ net assets, which includes the assets of the Taxable Subsidiaries.

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, with respect to BHK, HYV, HYT, HIS and BHD. The Manager pays BFM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Trust to the Manager.

Certain officers and/or Trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended February 28, 2013 were as follows:

	Purchases	Sales
BHK	$359,465,493	$345,110,737
HYV	$259,172,617	$245,394,516
HYT	$271,192,662	$258,681,116
HIS	$73,370,773	$68,761,170
BHY	$26,048,353	$26,039,058
BNA	$358,074,886	$335,872,650
BKT	$1,313,380,047	$1,225,253,757
BHD	$33,743,186	$33,419,076

Purchases and sales of US government securities for the six months ended February 28, 2013 were as follows:

	Purchases	Sales
BHK	$36,329,415	$67,590,342
BNA	$36,515,382	$81,523,172
BKT	$227,836,022	$307,949,374
BHD	$196,876	$199,969

For the six months ended February 28, 2013, purchases and sales related to mortgage dollar rolls were as follows:

	Purchases	Sales
BHK	$135,272,813	$135,530,805
BNA	$135,277,438	$135,535,719
BKT	$573,220,504	$573,457,053

Transactions in options written for the six months ended February 28, 2013 were as follows:

	Calls			Puts
	Contracts	Notional (000)	Premiums Received	Contracts	Notional (000)	Premiums Received
BHK
Outstanding options, beginning of period	—	$174,300	$3,758,484	9,500	$234,100	$4,974,415
Options written	—	73,800	2,246,062	—	153,800	2,775,536
Options expired	—	—	—	(9,500)	—	(119,700)
Options closed	—	(128,700)	(4,672,760)	—	(235,900)	(5,515,779)
Outstanding options, end of period	—	$119,400	$1,331,786	—	$152,000	$2,114,472

HYV
Outstanding options, beginning of period	—	—	—	—	—	—
Options written	—	$6,500	$44,200	—	$6,500	$113,750
Outstanding options, end of period	—	$6,500	$44,200	—	$6,500	$113,750
146	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Notes to Financial Statements (continued)
	Calls			Puts
	Contracts	Notional (000)	Premiums Received	Contracts	Notional (000)	Premiums Received
HYT
Outstanding options, beginning of period	—	—	—	—	—	—
Options written	—	$6,800	$46,240	—	$6,800	$119,000
Outstanding options, end of period	—	$6,800	$46,240	—	$6,800	$119,000

BHY
Outstanding options, beginning of period	—	—	—	—	—	—
Options written	—	$750	$5,100	—	$750	$13,125
Outstanding options, end of period	—	$750	$5,100	—	$750	$13,125

BNA
Outstanding options, beginning of period	—	$173,900	$3,754,227	9,500	$233,700	$4,969,287
Options written	—	73,900	2,250,197	—	153,800	2,777,911
Options expired	—	—	—	(9,500)	—	(119,700)
Options closed	—	(128,300)	(4,671,896)	—	(235,500)	(5,513,558)
Outstanding options, end of period	—	$119,500	$1,332,528	—	$152,000	$2,113,940

BHD
Outstanding options, beginning of period	—	$2,300	$17,900	—	$4,300	$69,170
Options written	—	4,500	62,250	—	4,500	81,175
Options closed	—	(6,200)	(74,150)	—	(6,800)	(111,345)
Outstanding options, end of period	—	$600	$6,000	—	$2,000	$39,000

5. Income Tax Information:

As of August 31, 2012, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BHK	HYV	HYT	HIS	BHY	BNA	BHD
2014	—	—	—	$7,043,976	$2,060,533	—	—
2015	—	—	—	—	2,467,772	—	—
2016	$5,726,723	—	—	10,829,322	2,039,760	$4,475,065	$49,487
2017	7,416,000	$25,473,528	$31,939,528	3,140,056	916,541	7,369,088	930,008
2018	—	45,786,653	54,927,764	15,169,557	5,191,260	10,964,638	3,835,687
2019	—	—	—	—	737,843	—	—
No expiration date[1]	—	5,919,232	5,403,603	2,557,959	657,820	—	—
Total	$13,142,723	$77,179,413	$92,270,895	$38,740,870	$14,071,529	$22,808,791	$4,815,182
[1]	Must be utilized prior to losses subject to expiration.

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD

Tax cost	$569,055,421	$604,490,000	$628,402,945	$170,174,352	$65,079,773	$562,955,695	$820,982,010	$127,040,617
Gross unrealized appreciation	$42,540,771	$35,687,080	$36,671,097	$8,418,605	$3,790,961	$45,303,077	$36,184,229	$8,818,178
Gross unrealized depreciation	(5,347,965)	(16,962,321)	(17,632,178)	(4,099,158)	(856,445)	(8,407,416)	(24,696,970)	(1,677,564)
Net unrealized appreciation	$37,192,806	$18,724,759	$19,038,919	$4,319,447	$2,934,516	$36,895,661	$11,487,259	$7,140,614

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	147

Notes to Financial Statements (continued)

6. Borrowings:

HYV, HYT, HIS, BHY and BHD were party to a senior committed secured, 364-day revolving line of credit and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). The Trusts have granted a security interest in substantially all of their assets to SSB. The SSB Agreement allowed for the following maximum commitment amounts:

Commitment Amounts
HYV	$204,500,000
HYT	$213,800,000
HIS	$63,600,000
BHY	$23,000,000
BHD	$50,200,000

Prior to March 1, 2013, advances were made by SSB to the Trusts, at the Trusts’ option of (a) the higher of (i) 0.75% above the Fed Funds rate and (ii) 0.75% above the Overnight LIBOR or (b) 0.75% above 7-day, 30-day, 60-day or 90-day LIBOR.

On March 1, 2013, the SSB Agreement was renewed and amended from a 364-day revolving line of credit to a 360-day rolling facility whereby SSB may elect to terminate its commitment upon 360-days written notice to the Trusts anytime after February 24, 2014. Advances will be made by SSB to the Trusts, at the Trusts’ option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

In addition, the Trusts pay a facility fee and utilization fee (based on the daily unused portion of the commitments.) The commitment fees are waived if the Trusts meet certain conditions. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs. Advances to the Trusts as of February 28, 2013 are shown in the Statements of Assets and Liabilities as loan payable. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

The Trusts may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended February 28, 2013, the daily weighted average interest rates for Trusts with loans under the revolving credit agreements were as follows:

Daily Weighted Average Interest Rate
HYV	0.94%
HYT	0.94%
HIS	0.94%
BHY	0.94%
BHD[1]	0.94%
[1]	Includes treasury roll transactions.

For the six months ended February 28, 2013, the daily weighted average interest rates for Trusts with borrowings, which include reverse repurchase agreements and treasury roll transactions, were as follows:

Daily Weighted Average Interest Rate
BHK	0.27%
BNA	0.28%
BKT	0.26%

7. Commitments:

Certain Trusts may invest in floating rate loan interests. In connection with these investments, the Trusts may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Trusts to furnish temporary financing to a borrower until permanent financing can be arranged. As of February 28, 2013, the Trusts had no outstanding bridge loan commitments. In connection with these commitments, the Trusts earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Commitment fees received in advance and unrecognized are recorded in the Statements of Assets and Liabilities as deferred income.

8. Concentration, Market and Credit Risk:

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

Certain Trusts invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

148	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Notes to Financial Statements (concluded)

9. Capital Share Transactions:

BHK, BHY and BHD are authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. BNA and BKT are authorized to issue 200 million shares, par value $0.01, all of which were initially classified as Common Shares. HYV and HYT are authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. HIS is authorized to issue an unlimited number of shares, no par value, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
BHK	14,416	4,404
HYV	11,735	59,289
HYT	34,967	85,180
HIS	79,118	124,205
BHY	1,093	2,000
BHD	3,174	3,546

Shares issued and outstanding remained constant during the six months ended February 28, 2013 and the year ended August 31, 2012 for BNA and BKT.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts paid a net investment income dividend in the following amounts per share on March 28, 2013 to shareholders of record on March 15, 2013:

Common Dividend Per Share
BHK	$0.0730
HYV	$0.0900
HYT	$0.0875
HIS	$0.0152
BHY	$0.0445
BNA	$0.0570
BKT	$0.0405
BHD	$0.0845

Additionally, the Trusts declared a net investment income dividend on April 1, 2013 payable to shareholders of record on April 15, 2013 for the same amounts noted above.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	149

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chairperson of the Board,
    Chairperson of the Audit Committee and Trustee
Paul L. Audet, Trustee
Michael J. Castellano, Trustee and Member of the Audit
    Committee
Frank J. Fabozzi, Trustee and Member of the Audit
    Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Anne Ackerley, Vice President
Brendan Kyne, Vice President
Robert W. Crothers, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and
    Anti-Money Laundering Officer
Janey Ahn, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor1
BlackRock Financial Management, Inc.
New York, NY 10055

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

[1]	For BHK, HYV, HYT, HIS and BHD.

150	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Additional Information

Regulation Regarding Derivatives

Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to registered investment companies to regulation by the CFTC if a fund invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or if a fund markets itself as providing investment exposure to such instruments. To the extent a Trust uses CFTC-regulated futures, options and swaps, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BlackRock Advisors, LLC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BlackRock Advisors, LLC is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect to each Trust.

A Trust may also have investments in “underlying funds” not advised by BlackRock (which for purposes of the no-action letter referenced below may include certain securitized vehicles and/or mortgage REITS that may invest in CFTC Derivatives). BlackRock Advisors, LLC has no transparency into the holdings of these underlying funds because they are not advised by BlackRock. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to Rule 4.5, to delay registration as a “commodity pool operator” until June 30, 2013 or six months from the date in which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BlackRock Advisors, LLC, the adviser of the Trusts, has filed a claim with the CFTC to rely on this no-action relief.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	151

Additional Information (continued)

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The portion of dividend distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Dividend distributions in excess of a Trust’s taxable income and net capital gains, but not in excess of a Trust’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

152	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Additional Information (continued)

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charter or by-laws that would delay or prevent a change of control of the Trusts that were not approved by shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s web-site is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ web-site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	153

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

154	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-1-8-2/13-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable to this semi-annual report
(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund VI, Inc.

Date: May 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund VI, Inc.

Date: May 1, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Corporate High Yield Fund VI, Inc.

Date: May 1, 2013